SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT (NO. 33-53683) UNDER
THE SECURITIES ACT OF 1933
PRE-EFFECTIVE AMENDMENT NO.	[ ]
POST-EFFECTIVE AMENDMENT NO. 33	[X]
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
AMENDMENT NO. 36	[X]

Vanguard Tax-Managed Funds

(Exact Name of Registrant as Specified in Declaration of Trust)

P.O. Box 2600, Valley Forge, PA 19482

(Address of Principal Executive Office)

Registrant’s Telephone Number (610) 669-1000

Heidi Stam, Esquire

P.O. Box 876

Valley Forge, PA 19482

Approximate Date of Proposed Public Offering:
It is proposed that this filing will become effective (check appropriate box)
[ ]	immediately upon filing pursuant to paragraph (b)
[X]	on April 26, 2010, pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Vanguard Tax-Managed Funds®
Prospectus

April 26, 2010

Investor Shares & Admiral™ Shares
Vanguard Tax-Managed Balanced Fund Investor Shares (VTMFX)
Vanguard Tax-Managed Growth and Income Fund Investor Shares (VTGIX)
Vanguard Tax-Managed Growth and Income Fund Admiral Shares (VTGLX)
Vanguard Tax-Managed Capital Appreciation Fund Investor Shares (VMCAX)
Vanguard Tax-Managed Capital Appreciation Fund Admiral Shares (VTCLX)
Vanguard Tax-Managed Small-Cap Fund Investor Shares (VTMSX)
Vanguard Tax-Managed International Fund Investor Shares (VTMGX)

This prospectus contains financial data for the Funds through the fiscal year ended December 31, 2009.
The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Contents

Vanguard Fund Summaries		Financial Highlights	46
Tax-Managed Balanced Fund	1	Investing With Vanguard	54
Tax-Managed Growth and Income Fund	6	Purchasing Shares	54
Tax-Managed Capital Appreciation Fund	11	Converting Shares	57
Tax-Managed Small-Cap Fund	16	Redeeming Shares	59
Tax-Managed International Fund*	21	Exchanging Shares	63
Investing in Tax-Managed Funds	26	Frequent-Trading Limits	64
More on the Funds	27	Other Rules You Should Know	66
The Funds and Vanguard	39	Fund and Account Updates	70
Investment Advisor	40	Contacting Vanguard	72
Dividends, Capital Gains, and Taxes	42	Additional Information	73
Share Price	44	Glossary of Investment Terms	74

*

Vanguard Tax-Managed Balanced Fund

Investment Objective

The Fund seeks to provide a tax-efficient investment return consisting of federally tax-exempt income, long-term capital appreciation, and a modest amount of taxable current income.

Fees and Expenses

The following tables describe the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees
(Fees paid directly from your investment)
Sales Charge (Load) Imposed on Purchases	None
Purchase Fee	None[1]
Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee	1%[2]
Account Service Fee (for fund account balances below $10,000)	$20/year

1 The Fund reserves the right to deduct a purchase fee from future purchases of shares.
2 The 1% fee applies only if you redeem shares within five years of purchase by selling or by exchanging to another Vanguard fund, or if Vanguard liquidates your Fund account because the balance falls below the minimum initial investment for any reason, including market fluctuation.

Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Management Expenses	0.12%
12b-1 Distribution Fee	None
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.15%

Examples

The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund’s shares. The first example assumes that the Fund provides a return of 5% a year, that operating expenses remain the same, and that you redeem your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$120	$164	$85	$192

The one- and three-year figures in the preceding example include the Fund’s 1% redemption fee. The five- and ten-year figures do not include the fee, because it applies only to shares held for less than five years.

The next example assumes that you did not redeem your shares at the end of the given period. Expenses for the one- and three-year periods are lower than in the first example, because the Fund’s 1% redemption fee does not apply.

1 Year	3 Years	5 Years	10 Years
$15	$48	$85	$192

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 27% of the average value of its portfolio.

Primary Investment Strategies

The Fund invests approximately 50% to 55% of its assets in municipal securities and the balance in common stocks. The fixed income portion of the Fund is concentrated in high-quality municipal securities with a dollar-weighted average maturity expected to be between 6 and 12 years. At least 75% of the municipal bonds purchased by the Fund will be rated in one of the top three credit-rating categories (Aaa, Aa, and A by Moody‘s Investors Service, Inc., or AAA, AA, and A by Standard & Poor‘s), as determined by an independent bond-rating agency. The Fund’s stock holdings are chosen from the stocks that pay lower dividends within the Russell 1000 Index—an index that is made up of stocks of large- and mid-capitalization U.S. companies. The Fund uses statistical methods to “sample” the Index, aiming to minimize taxable dividends while approximating the other characteristics of the Index. The expected result of the stock portion is a portfolio that will loosely track the total return performance of the Index, but with lower taxable income distributions.

Primary Risks

The Fund is subject to the risks associated with the stock and bond markets, any of which could cause an investor to lose money. However, because stock and bond prices can move in different directions or to different degrees, the Fund’s bond holdings may counteract some of the volatility experienced by the Fund’s stock holdings.

• With 50% to 55% of its assets in municipal securities, the Fund is proportionately subject to bond risks, including: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of that bond to decline; call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (repay) securities with higher coupons or interest rates before their maturity dates, causing the Fund to lose any price appreciation above the bond’s call price and forcing it to reinvest the unanticipated proceeds at lower interest rates that may result in a decline in the Fund’s income; and income risk, which is the chance that the Fund’s income will decline because of falling interest rates.

• With 45% to 50% of its assets in stocks, the Fund is proportionately subject to stock risks, including: stock market risk, which is the chance that stock prices overall will decline; and investment style risk, which is the chance that returns from large- and mid-capitalization stocks will trail returns from the overall stock market. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. Historically, mid-cap stocks have been more volatile in price than the large-cap stocks that dominate the overall market, and they often perform quite differently. The Fund’s benchmark index may, at times, become focused in stocks of a particular sector, category, or group of companies.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund (including operating expenses but excluding shareholder fees) has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns (including operating expenses and any applicable shareholder fees) compare with those of its benchmark indexes and a composite bond/stock index. The Tax-Managed Balanced Composite Index is weighted 50% in the Barclays Capital 7 Year Municipal Bond Index, which measures the performance of municipal bonds with maturities of 6 to 8 years, and 50% in the Russell 1000 Index. Keep in mind that the Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at www.vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns—Investor Shares1

During the periods shown in the bar chart, the highest return for a calendar quarter was 10.46% (quarter ended September 30, 2009), and the lowest return for a quarter was –9.01% (quarter ended December 31, 2008).

Average Annual Total Returns for Periods Ended December 31, 2009

	1 Year	5 Years	10 Years
Vanguard Tax-Managed Balanced Fund
Return Before Taxes	17.98%	3.18%	2.72%
Return After Taxes on Distributions	17.83	3.06	2.60
Return After Taxes on Distributions and Sale of Fund Shares	12.63	3.02	2.59
Comparative Indexes
(reflect no deduction for fees, expenses, or taxes)
Russell 1000 Index	28.43%	0.79%	–0.49%
Tax-Managed Balanced Composite Index	18.25	3.02	2.89
Barclays Capital 7 Year Municipal Bond Index	7.61	4.58	5.59

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Investment Advisor
The Vanguard Group, Inc.

Portfolio Managers

Michael G. Kobs, Portfolio Manager. He has managed the bond portion of the Fund since 2008.

Michael Perre, Principal of Vanguard. He has managed the stock portion of the Fund since 1999.

Purchase and Sale of Fund Shares

You may purchase or redeem shares online through our website at www.vanguard.com, by mail (The Vanguard Group, P.O. Box 1110, Valley Forge, PA 19482-1110), or by telephone (800-662-2739). The following table provides the Fund’s minimum initial and subsequent investment requirements.

Account Minimums	Investor Shares
To open and maintain an account	$10,000
To add to an existing account	$100 (other than by Automatic Investment Plan,
which has no established minimum).

Tax Information

The Fund’s distributions may be taxable as ordinary income or capital gain.

Payments to Financial Intermediaries

The Fund and its investment advisor do not pay financial intermediaries for sales of Fund shares or related services.

Vanguard Tax-Managed Growth and Income Fund

Investment Objective

The Fund seeks to provide a tax-efficient investment return consisting of long-term capital appreciation and a moderate level of current income.

Fees and Expenses

The following tables describe the fees and expenses you may pay if you buy and hold Investor Shares or Admiral Shares of the Fund.

Shareholder Fees
(Fees paid directly from your investment)
	Investor Shares	Admiral Shares
Sales Charge (Load) Imposed on Purchases	None	None
Purchase Fee	None[1]	None[1]
Sales Charge (Load) Imposed on Reinvested Dividends	None	None
Redemption Fee	1%[2]	1%[2]
Account Service Fee (for fund account balances below $10,000)	$20/year	None

1 The Fund reserves the right to deduct a purchase fee from future purchases of shares.

2 The 1% fee applies only if you redeem shares within five years of purchase by selling or by exchanging to another Vanguard fund, or if Vanguard liquidates your Fund account because the balance falls below the minimum initial investment for any reason, including market fluctuation.

Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)
	Investor Shares	Admiral Shares
Management Expenses	0.17%	0.12%
12b-1 Distribution Fee	None	None
Other Expenses	0.04%	0.03%
Total Annual Fund Operating Expenses	0.21%	0.15%

Examples

The following examples are intended to help you compare the cost of investing in the Fund’s Investor Shares or Admiral Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund’s shares. The first examples assume that the Shares provide a return of 5% a year, that operating expenses remain the same, and that you redeem your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Shares	$126	$183	$118	$268
Admiral Shares	$120	$164	$85	$192

The one- and three-year figures in the preceding examples include the Fund’s 1% redemption fee. The five- and ten-year figures do not include the fee, because it applies only to shares held for less than five years.

The next examples assume that you did not redeem your shares at the end of the given period. Expenses for the one- and three-year periods are lower than in the first example, because the Fund’s 1% redemption fee does not apply.

	1 Year	3 Years	5 Years	10 Years
Investor Shares	$22	$68	$118	$268
Admiral Shares	$15	$48	$85	$192

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 38% of the average value of its portfolio.

Primary Investment Strategies

The Fund purchases stocks included in the Standard & Poor‘s 500 Index—an index that is dominated by the stocks of large U.S. companies. The Fund will hold substantially all of the S&P 500 Index stocks. To minimize capital gains distributions caused by portfolio trades, the Fund sells portfolio securities with a higher tax basis.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund’s share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund’s performance could be hurt by:

• Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

The Fund’s benchmark index may, at times, become focused in stocks of a particular sector, category, or group of companies.

• Investment style risk, which is the chance that returns from large-capitalization stocks will trail returns from the overall stock market. Large-cap stocks tend to go through cycles of doing better—or worse—than the stock market in general. These periods have, in the past, lasted for as long as several years.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund‘s Investor Shares (including operating expenses but excluding shareholder fees) has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the share classes presented (including operating expenses and any applicable shareholder fees) compare with those of the Fund’s benchmark index. Keep in mind that the Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at www.vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns—Investor Shares1

1 If applicable shareholder fees were reflected, returns would be less than those shown.

During the periods shown in the bar chart, the highest return for a calendar quarter was 15.89% (quarter ended June 30, 2009), and the lowest return for a quarter was
–21.96% (quarter ended December 31, 2008).

Average Annual Total Returns for Periods Ended December 31, 2009
	1 Year	5 Years	10 Years
Vanguard Tax-Managed Growth and Income Fund Investor Shares
Return Before Taxes	25.23%	0.37%	–0.97%
Return After Taxes on Distributions	24.81	0.07	–1.31
Return After Taxes on Distributions and Sale of Fund Shares	16.86	0.32	–0.91
S&P 500 Index
(reflects no deduction for fees, expenses, or taxes)	26.46%	0.42%	–0.95%
			Since
			Inception
			(Nov. 12,
	1 Year	5 Years	2001)
Vanguard Tax-Managed Growth and Income Fund Admiral Shares
Return Before Taxes	25.30%	0.42%	1.95%
S&P 500 Index
(reflects no deduction for fees, expenses, or taxes)	26.46%	0.42%	1.92%

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are shown only for the Investor Shares and may differ for each share class. After-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Investment Advisor

The Vanguard Group, Inc.

Portfolio Manager

Michael Perre, Principal of Vanguard. He has managed the Fund since 2006.

Purchase and Sale of Fund Shares

You may purchase or redeem shares online through our website at www.vanguard.com, by mail (The Vanguard Group, P.O. Box 1110, Valley Forge, PA 19482-1110), or by telephone (800-662-2739). The following table provides the Fund’s minimum initial and subsequent investment requirements.

Account Minimums	Investor Shares	Admiral Shares
To open and maintain an account	$10,000	$100,000
To add to an existing account	$100 (other than by Automatic	$100 (other than by Automatic
	Investment Plan, which has no	Investment Plan, which has no
	established minimum).	established minimum).

Tax Information

The Fund’s distributions may be taxable as ordinary income or capital gain.

Payments to Financial Intermediaries

The Fund and its investment advisor do not pay financial intermediaries for sales of Fund shares or related services.

Vanguard Tax-Managed Capital Appreciation Fund

Investment Objective

The Fund seeks to provide a tax-efficient investment return consisting of long-term capital appreciation.

Fees and Expenses

The following tables describe the fees and expenses you may pay if you buy and hold Investor Shares or Admiral Shares of the Fund.

Shareholder Fees
(Fees paid directly from your investment)
	Investor Shares	Admiral Shares
Sales Charge (Load) Imposed on Purchases	None	None
Purchase Fee	None[1]	None[1]
Sales Charge (Load) Imposed on Reinvested Dividends	None	None
Redemption Fee	1%[2]	1%[2]
Account Service Fee (for fund account balances below $10,000)	$20/year	None

1 The Fund reserves the right to deduct a purchase fee from future purchases of shares.

2 The 1% fee applies only if you redeem shares within five years of purchase by selling or by exchanging to another Vanguard fund, or if Vanguard liquidates your Fund account because the balance falls below the minimum initial investment for any reason, including market fluctuation.

Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)
	Investor Shares	Admiral Shares
Management Expenses	0.18%	0.13%
12b-1 Distribution Fee	None	None
Other Expenses	0.03%	0.02%
Total Annual Fund Operating Expenses	0.21%	0.15%

Examples

The following examples are intended to help you compare the cost of investing in the Fund’s Investor Shares or Admiral Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund’s shares. The first examples assume that the Shares provide a return of 5% a year, that operating expenses remain the same, and that you redeem your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Shares	$126	$183	$118	$268
Admiral Shares	$120	$164	$85	$192

The one- and three-year figures in the preceding examples include the Fund’s 1% redemption fee. The five- and ten-year figures do not include the fee, because it applies only to shares held for less than five years.

The next examples assume that you did not redeem your shares at the end of the given period. Expenses for the one- and three-year periods are lower than in the first example, because the Fund’s 1% redemption fee does not apply.

	1 Year	3 Years	5 Years	10 Years
Investor Shares	$22	$68	$118	$268
Admiral Shares	$15	$48	$85	$192

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 26% of the average value of its portfolio.

Primary Investment Strategies

The Fund purchases stocks that pay lower dividends and are included in the Russell 1000 Index—an index that is made up of the stocks of large- and mid-capitalization U.S. companies. The Fund uses statistical methods to “sample” the Index, aiming to minimize taxable dividends while approximating the other characteristics of the Index. The expected result is a portfolio that will loosely track the total return performance of the Index, but with lower taxable income distributions.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund’s share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund’s performance could be hurt by:

• Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund’s benchmark index may, at times, become focused in stocks of a particular sector, category, or group of companies.

• Investment style risk, which is the chance that returns from large- and mid-capitalization stocks will trail returns from the overall stock market. Historically, mid-cap stocks have been more volatile in price than the large-cap stocks that dominate the overall market, and they often perform quite differently.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund‘s Investor Shares (including operating expenses but excluding shareholder fees) has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the share classes presented (including operating expenses and any applicable shareholder fees) compare with those of the Fund’s benchmark index. Keep in mind that the Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at www.vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns—Investor Shares1

1 If applicable shareholder fees were reflected, returns would be less than those shown.

During the periods shown in the bar chart, the highest return for a calendar quarter was 16.71% (quarter ended June 30, 2009), and the lowest return for a quarter was –22.26% (quarter ended December 31, 2008).

Average Annual Total Returns for Periods Ended December 31, 2009
	1 Year	5 Years	10 Years
Vanguard Tax-Managed Capital Appreciation Fund Investor Shares
Return Before Taxes	27.76%	0.98%	–1.05%
Return After Taxes on Distributions	27.47	0.74	–1.28
Return After Taxes on Distributions and Sale of Fund Shares	18.43	0.83	–0.94
Russell 1000 Index
(reflects no deduction for fees, expenses, or taxes)	28.43%	0.79%	–0.49%
			Since
			Inception
			(Nov. 12,
	1 Year	5 Years	2001)
Vanguard Tax-Managed Capital Appreciation Fund Admiral Shares
Return Before Taxes	27.84%	1.03%	2.67%
Russell 1000 Index
(reflects no deduction for fees, expenses, or taxes)	28.43%	0.79%	2.45%

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are shown only for the Investor Shares and may differ for each share class. After-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Investment Advisor
The Vanguard Group, Inc.

Portfolio Manager

Michael H. Buek, CFA, Principal of Vanguard. He has managed the Fund since its inception in 1994.

Purchase and Sale of Fund Shares

You may purchase or redeem shares online through our website at www.vanguard.com, by mail (The Vanguard Group, P.O. Box 1110, Valley Forge, PA 19482-1110), or by telephone (800-662-2739). The following table provides the Fund’s minimum initial and subsequent investment requirements.

Account Minimums	Investor Shares	Admiral Shares
To open and maintain an account	$10,000	$100,000
To add to an existing account	$100 (other than by Automatic	$100 (other than by Automatic
	Investment Plan, which has no	Investment Plan, which has no
	established minimum).	established minimum).

Tax Information

The Fund’s distributions may be taxable as ordinary income or capital gain.

Payments to Financial Intermediaries

The Fund and its investment advisor do not pay financial intermediaries for sales of Fund shares or related services.

Vanguard Tax-Managed Small-Cap Fund

Investment Objective

The Fund seeks to provide a tax-efficient investment return consisting of long-term capital appreciation.

Fees and Expenses

The following tables describe the fees and expenses you may pay if you buy and hold Investor Shares of the Fund.

Shareholder Fees
(Fees paid directly from your investment)
Sales Charge (Load) Imposed on Purchases	None
Purchase Fee	None[1]
Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee	1%[2]
Account Service Fee (for fund account balances below $10,000)	$20/year

1 The Fund reserves the right to deduct a purchase fee from future purchases of shares.
2 The 1% fee applies only if you redeem shares within five years of purchase by selling or by exchanging to another Vanguard fund, or if Vanguard liquidates your Fund account because the balance falls below the minimum initial investment for any reason, including market fluctuation.

Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Management Expenses	0.15%
12b-1 Distribution Fee	None
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.19%

Examples

The following examples are intended to help you compare the cost of investing in the Fund’s Investor Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund’s shares. The first example assumes that the Shares provide a return of 5% a year, that operating expenses remain the same, and that you redeem your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$124	$176	$107	$243

The one- and three-year figures in the preceding example include the Fund’s 1% redemption fee. The five- and ten-year figures do not include the fee, because it applies only to shares held for less than five years.

The next example assumes that you did not redeem your shares at the end of the given period. Expenses for the one- and three-year periods are lower than in the first example, because the Fund’s 1% redemption fee does not apply.

1 Year	3 Years	5 Years	10 Years
$19	$61	$107	$243

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 37% of the average value of its portfolio.

Primary Investment Strategies

The Fund purchases stocks included in the Standard & Poor‘s SmallCap 600 Index—an index that is made up of stocks of smaller U.S. companies—in approximately the same proportions as in the Index. To improve tax efficiency, the Fund may limit investments in Index securities that have undesirable tax characteristics, and may continue to hold securities no longer included in the Index.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund’s share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund’s performance could be hurt by:

• Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund’s benchmark index may, at times, become focused in stocks of a particular sector, category, or group of companies.

• Investment style risk, which is the chance that returns from small-capitalization stocks will trail returns from the overall stock market. Historically, small-cap stocks have been more volatile in price than the large-cap stocks that dominate the overall market, and they often perform quite differently.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund‘s Investor Shares (including operating expenses but excluding shareholder fees) has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Investor Shares (including operating expenses and any applicable shareholder fees) compare with those of the Fund’s benchmark index. Keep in mind that the Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at www.vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns—Investor Shares1

1 If applicable shareholder fees were reflected, returns would be less than those shown.

During the periods shown in the bar chart, the highest return for a calendar quarter was 21.02% (quarter ended June 30, 2009), and the lowest return for a quarter was –24.79% (quarter ended December 31, 2008).

Average Annual Total Returns for Periods Ended December 31, 2009
	1 Year	5 Years	10 Years
Vanguard Tax-Managed Small-Cap Fund Investor Shares
Return Before Taxes	24.34%	1.44%	6.46%
Return After Taxes on Distributions	24.21	1.29	6.28
Return After Taxes on Distributions and Sale of Fund Shares	15.99	1.22	5.63
S&P SmallCap 600 Index
(reflects no deduction for fees, expenses, or taxes)	25.57%	1.36%	6.35%

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Investment Advisor
The Vanguard Group, Inc.

Portfolio Manager

Michael H. Buek, CFA, Principal of Vanguard. He has managed the Fund since its inception in 1999.

Purchase and Sale of Fund Shares

You may purchase or redeem shares online through our website at www.vanguard.com, by mail (The Vanguard Group, P.O. Box 1110, Valley Forge, PA 19482-1110), or by telephone (800-662-2739). The following table provides the Fund’s minimum initial and subsequent investment requirements.

Account Minimums	Investor Shares
To open and maintain an account	$10,000
To add to an existing account	$100 (other than by Automatic Investment Plan,
which has no established minimum).

Tax Information

The Fund’s distributions may be taxable as ordinary income or capital gain.

Payments to Financial Intermediaries

The Fund and its investment advisor do not pay financial intermediaries for sales of Fund shares or related services.

Vanguard Tax-Managed International Fund

Investment Objective

The Fund seeks to provide a tax-efficient investment return consisting of long-term capital appreciation.

Fees and Expenses

The following tables describe the fees and expenses you may pay if you buy and hold Investor Shares of the Fund.

Shareholder Fees
(Fees paid directly from your investment)
Sales Charge (Load) Imposed on Purchases	None
Purchase Fee	None[1]
Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee	1%[2]
Account Service Fee (for fund account balances below $10,000)	$20/year

1 The Fund reserves the right to deduct a purchase fee from future purchases of shares.
2 The 1% fee applies only if you redeem shares within five years of purchase by selling or by exchanging to another Vanguard fund, or if Vanguard liquidates your Fund account because the balance falls below the minimum initial investment for any reason, including market fluctuation.

Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Management Expenses	0.16%
12b-1 Distribution Fee	None
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.20%

Examples

The following examples are intended to help you compare the cost of investing in the Fund’s Investor Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund’s shares. The first example assumes that the Shares provide a return of 5% a year, that operating expenses remain the same, and that you redeem your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$125	$180	$113	$255

The one- and three-year figures in the preceding example include the Fund’s 1% redemption fee. The five- and ten-year figures do not include the fee, because it applies only to shares held for less than five years.

The next example assumes that you did not redeem your shares at the end of the given period. Expenses for the one- and three-year periods are lower than in the first example, because the Fund’s 1% redemption fee does not apply.

1 Year	3 Years	5 Years	10 Years
$20	$64	$113	$255

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 9% of the average value of its portfolio.

Primary Investment Strategies

The Fund purchases stocks included in the MSCI® EAFE® Index, which is made up of approximately 950 common stocks of companies located in 21 countries in Europe, Australia, Asia, and the Far East. The Fund uses statistical methods to “sample” the Index, aiming to closely track its investment performance while limiting investments in Index securities that have undesirable tax characteristics in an attempt to minimize taxable income distributions.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund’s share price and total return to fluctuate within a wide range, like the fluctuations of global stock markets. The Fund’s performance could be hurt by:

• Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund’s investments in foreign stocks can be riskier than U.S. stock investments. The prices of foreign stocks and the prices of U.S. stocks have, at times, moved in opposite directions. In addition, the Fund’s benchmark index may, at times, become focused in stocks of a particular sector, category, or group of companies.

• Country/regional risk, which is the chance that world events—such as political upheaval, financial troubles, or natural disasters—will adversely affect the value of securities issued by companies in foreign countries or regions. Because the Fund may invest a large portion of its assets in securities of companies located in any one country or region, the Fund’s performance may be hurt disproportionately by the poor performance of its investments in that area.

  Currency risk, which is the chance that the value of a foreign investment, measured in dollars, will decrease because of unfavorable changes in currency exchange rates.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund‘s Investor Shares (including operating expenses but excluding shareholder fees) has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Investor Shares (including operating expenses and any applicable shareholder fees) compare with those of the Fund’s benchmark index. MSCI EAFE Index returns are adjusted for withholding taxes applicable to Luxembourg holding companies. Keep in mind that the Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at www.vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns—Investor Shares1

1 If applicable shareholder fees were reflected, returns would be less than those shown.

During the periods shown in the bar chart, the highest return for a calendar quarter was 25.41% (quarter ended June 30, 2009), and the lowest return for a quarter was –20.00% (quarter ended September 30, 2002).

Average Annual Total Returns for Periods Ended December 31, 2009

	1 Year	5 Years	10 Years
Vanguard Tax-Managed International Fund Investor Shares
Return Before Taxes	27.02%	3.73%	1.24%
Return After Taxes on Distributions	26.75	3.49	0.94
Return After Taxes on Distributions and Sale of Fund Shares	18.32	3.35	1.04
MSCI EAFE Index
(reflects no deduction for fees or expenses)	31.78%	3.54%	1.17%

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Investment Advisor

The Vanguard Group, Inc.

Portfolio Manager

Donald M. Butler, CFA, Principal of Vanguard. He has co-managed the Fund since 2008.

Duane F. Kelly, Principal of Vanguard. He has managed the Fund since its inception in 1999 (co-managed since 2008).

Purchase and Sale of Fund Shares

You may purchase or redeem shares online through our website at www.vanguard.com, by mail (The Vanguard Group, P.O. Box 1110, Valley Forge, PA 19482-1110), or by telephone (800-662-2739). The following table provides the Fund’s minimum initial and subsequent investment requirements.

Account Minimums	Investor Shares
To open and maintain an account	$10,000
To add to an existing account	$100 (other than by Automatic Investment Plan,
which has no established minimum).

Tax Information

The Fund’s distributions may be taxable as ordinary income or capital gain.

Payments to Financial Intermediaries

The Fund and its investment advisor do not pay financial intermediaries for sales of Fund shares or related services.

Investing in Tax-Managed Funds

Most mutual funds seek to maximize pre-tax total returns, without regard to the personal tax consequences for investors. Yet most investors stand to lose a significant portion of their investment returns to federal, state, and local taxes. Fund dividends and short-term capital gains are now taxed at federal income tax rates as high as 35%; for long-term capital gains, the rates can be up to 15%. The Vanguard Tax-Managed Funds aim to minimize the impact of taxes on investors’ total returns by operating in a tax-efficient manner. Each Fund uses these tax-management techniques:

• Low turnover. Each Fund seeks to minimize turnover by employing an index-oriented approach to stock investing. Frequent trading—a hallmark of many actively managed funds—causes a fund to realize capital gains, which must then be distributed to shareholders, reducing after-tax returns.

• A disciplined sell-selection method. When selling specific securities, each Fund will select a specific share lot—more often than not, the highest-cost shares—in order to minimize realized capital gains. In addition, the Fund may sell securities at a loss in order to offset realized capital gains that would otherwise have to be distributed to shareholders.

• Bias against taxable dividend income. The Tax-Managed Balanced and Tax-Managed Capital Appreciation Funds minimize taxable dividend income by focusing on the lower-yielding stocks in their shared benchmark index (the Russell 1000 Index). In addition, the bond portion of the Tax-Managed Balanced Fund is made up of municipal bonds, which generate tax-exempt dividends.

Each Fund imposes a redemption fee on short-term investors, whose in-and-out activity can reduce the Fund’s tax efficiency by causing it to realize capital gains.

The fee is 1% for shares held less than five years. This fee is paid to the Fund to help cover transaction costs it incurs when selling securities to meet redemptions.

More on the Funds

This prospectus describes the primary risks you would face as a Fund shareholder. It is important to keep in mind one of the main axioms of investing: The higher the risk of losing money, the higher the potential reward. The reverse, also, is generally true: The lower the risk, the lower the potential reward. As you consider an investment in any mutual fund, you should take into account your personal tolerance for fluctuations in the securities markets. Look for this [FLAG] symbol throughout the prospectus. It is used to mark detailed information about the more significant risks that you would confront as a Fund shareholder. To highlight terms and concepts important to mutual fund investors, we have provided Plain Talk® explanations along the way. Reading the prospectus will help you decide whether a Fund is the right investment for you. We suggest that you keep this prospectus for future reference.

Share Class Overview

This prospectus offers Investor Shares for all of the Funds and Admiral Shares for two of the Funds. A separate prospectus offers Institutional Shares of each Fund (except the Tax-Managed Balanced Fund). Institutional Shares are for investors who invest a minimum of $5 million. In addition, the Tax-Managed International Fund issues an exchange-traded class of shares (Vanguard Europe Pacific ETF), which is also offered through a separate prospectus.

All share classes offered by a Fund have the same investment objective, strategies, and policies. However, different share classes have different expenses; as a result, their investment performances will differ.

Plain Talk About Costs of Investing

Costs are an important consideration in choosing a mutual fund. That’s because you, as a shareholder, pay the costs of operating a fund, plus any transaction costs incurred when the fund buys or sells securities. These costs can erode a substantial portion of the gross income or the capital appreciation a fund achieves. Even seemingly small differences in expenses can, over time, have a dramatic effect on a fund’s performance.

The following sections explain the primary investment strategies and policies that each Fund uses in pursuit of its objective. The Fund’s board of trustees, which oversees the Fund’s management, may change investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental. Note that each Fund’s investment objective is not fundamental and may be changed without a shareholder vote.

Vanguard Tax-Managed Small-Cap Fund will invest all, or substantially all (but in no event less than 80%), of its assets in small-cap stocks, which include those stocks in the S&P SmallCap 600 Index. This policy may be changed only upon 60 days’ notice to shareholders. The Fund’s investment in small-cap stocks generally will be within the capitalization range of the companies included in the S&P SmallCap 600 Index ($45 million to $2.8 billion as of December 31, 2009). In the future, the Index’s market-capitalization range may be higher or lower, and the Fund’s investment may track another small-cap index. Such changes may occur at any time and without notice to Fund shareholders.

Market Exposure

The following grid shows, at a glance, the types of investments made by each Fund as its primary investment strategy, as well as the percentage of assets that each Fund expects to commit to these investments. Market exposure is expected to play the most important role in achieving a Fund’s investment objective.

Vanguard Tax-Managed Fund
		Growth and	Capital
Market Exposure Balanced		Income	Appreciation	Small-Cap	International
Common stocks	45%–50%	100%	100% Large-	100% Small-	100%
	Large- and	Predominantly	and mid-cap	cap U.S.	Predominantly
	mid-cap U.S.	large-cap U.S.	U.S. companies	companies	large-cap
	companies	companies			foreign
companies
Municipal bonds	50%–55%	None	None	None	None

U.S. Stocks

Each Fund invests in U.S. stocks as a primary investment strategy, except for the Tax-Managed International Fund, which invests in foreign stocks as a primary investment strategy. The size of the companies on which the Funds focus varies with each Fund.

Each Fund is subject to stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. A Fund’s benchmark index may, at times, become focused in stocks of a particular sector, category, or group of companies.

To illustrate the volatility of stock prices, the following table shows the best, worst, and average annual total returns for the U.S. stock market over various periods as measured by the Standard & Poor‘s 500 Index, a widely used barometer of market activity. (Total returns consist of dividend income plus change in market price.) Note that the returns shown do not include the costs of buying and selling stocks or other expenses that a real-world investment portfolio would incur.

U.S. Stock Market Returns
(1926–2009)
	1 Year	5 Years	10 Years	20 Years
Best	54.2%	28.6%	19.9%	17.8%
Worst	–43.1	–12.4	–1.4	3.1
Average	11.8	10.1	10.7	11.3

The table covers all of the 1-, 5-, 10-, and 20-year periods from 1926 through 2009. You can see, for example, that although the average return on common stocks for all of the 5-year periods was 10.1%, average returns for individual 5-year periods ranged from –12.4% (from 1928 through 1932) to 28.6% (from 1995 through 1999). These average returns reflect past performance of common stocks; you should not regard them as an indication of future performance of either the stock market as a whole or the Funds in particular.

Keep in mind that the S&P 500 Index (the index tracked by the Tax-Managed Growth and Income Fund) holds mainly large-cap stocks. Historically, small- and mid-cap stocks have been more volatile than—and at times have performed quite differently from—large-cap stocks. This volatility is due to several factors, including less-certain growth and dividend prospects for smaller companies. The Tax-Managed Balanced and Tax-Managed Capital Appreciation Funds hold mid-cap stocks in addition to large-cap stocks; the Tax-Managed Small-Cap Fund holds small-cap stocks; and the Tax-Managed International Fund holds mainly large-cap foreign stocks.

Stocks of publicly traded companies and funds that invest in stocks are often classified according to market value, or market capitalization. These classifications typically include small-cap, mid-cap, and large-cap. It’s important to understand that, for both companies and stock funds, market-capitalization ranges change over time. Also, interpretations of size vary, and there are no “official” definitions of small-, mid-, and large-cap, even among Vanguard fund advisors. The asset-weighted median market capitalization of each Fund as of December 31, 2009, was:

Tax-Managed Fund	Market Capitalization
Balanced (stock portion)	$33.2 billion
Growth and Income	42.7
Capital Appreciation	32.6
Small-Cap	0.9
International	34.9

Foreign Stocks

The Tax-Managed International Fund seeks to provide tax-efficient investment returns consisting of long-term capital appreciation by investing in a broadly diversified group of stocks of foreign companies.

Investments in foreign stocks can be riskier than U.S. stock investments. The prices of foreign stocks and the prices of U.S. stocks have, at times, moved in opposite directions. In addition, the Fund's benchmark index may, at times, become focused in stocks of a particular sector, category, or group of companies.

Plain Talk About International Investing

U.S. investors who invest abroad will encounter risks not typically associated with U.S. companies, because foreign stock and bond markets operate differently from the U.S. markets. For instance, foreign companies are not subject to the same accounting, auditing, and financial-reporting standards and practices as
U.S. companies, and their stocks may not be as liquid as those of similar U.S.
firms. In addition, foreign stock exchanges, brokers, and companies generally have less government supervision and regulation than their counterparts in the
United States. These factors, among others, could negatively affect the returns

The Tax-Managed International Fund is subject to country/regional risk and currency risk. Country/regional risk is the chance that world events—such as political upheaval, financial troubles, or natural disasters—will adversely affect the value of securities issued by companies in foreign countries or regions. Because the Fund may invest a large portion of its assets in securities of companies located in any one country or region, its performance may be hurt disproportionately by the poor performance of its investments in that area. Currency risk is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates.

When the U.S. dollar rises in value versus another currency, returns from foreign stocks are reduced because a given sum in foreign currency translates into fewer U.S. dollars. Conversely, a decline in the U.S. dollar enhances returns from foreign stocks.

International investing involves other risks and considerations, including: generally higher costs for trading securities; foreign withholding taxes payable on the Fund’s securities, which can reduce dividend income available to distribute to shareholders; and adverse changes in regulatory or legal climates.

To illustrate the volatility of international stock prices, the following table shows the best, worst, and average annual total returns for foreign stock markets over various periods as measured by the MSCI EAFE Index, a widely used barometer of international market activity. (Total returns consist of dividend income plus change in market price.) Note that the returns shown do not include the costs of buying and selling stocks or other expenses that a real-world investment portfolio would incur.

International Stock Market Returns
(1970–2009)
	1 Year	5 Years	10 Years	20 Years
Best	69.4%	36.1%	22.0%	15.5%
Worst	–43.4	–2.9	0.8	3.1
Average	11.9	10.7	10.9	11.5

The table covers all of the 1-, 5-, 10-, and 20-year periods from 1970 through 2009. These average returns reflect past performance of international stocks; you should not regard them as an indication of future performance of either foreign markets as a whole or the Tax-Managed International Fund in particular.

Because the MSCI EAFE Index tracks the European and Pacific developed markets collectively, the returns in the preceding table do not reflect the variability of returns for these markets individually. To illustrate this variability, the following table shows returns for different international markets—as well as for the U.S. market for comparison—from 2000 through 2009, as measured by their respective indexes.

Returns for Various Stock Markets[1]
	European	Pacific	U.S.
	Market[2]	Market[2]	Market
2000	–8.39%	–25.78%	–9.10%
2001	–19.90	–25.40	–11.89
2002	–18.38	–9.29	–22.10
2003	38.54	38.48	28.68
2004	20.88	18.98	10.88
2005	9.42	22.64	4.91
2006	33.72	12.20	15.79
2007	13.86	5.30	5.49
2008	–46.42	–36.42	–37.00
2009	35.83	24.18	26.46

1 European market returns are measured by the MSCI Europe Index; Pacific market returns are measured by the MSCI Pacific Index; and U.S. market returns are measured by the Standard & Poor‘s 500 Index.

2 Index returns are adjusted for withholding taxes applicable to Luxembourg holding companies.

Keep in mind that these returns reflect past performance of the various indexes; you should not consider them as an indication of future performance of the indexes, or of the Tax-Managed International Fund in particular.

Each Fund is subject to investment style risk, which is the chance that returns from the types of stocks in which the Fund invests will trail returns from the overall stock market. Specific types of stocks tend to go through cycles of doing better—or worse—than the stock market in general. These periods have, in the past, lasted for as long as several years.

Municipal Securities

The Tax-Managed Balanced Fund invests 50% to 55% of its assets in municipal securities. These are bonds, notes, and other fixed income instruments issued by state and local governments and regional governmental authorities, which pay income that is exempt from federal taxes. The Fund emphasizes high-quality municipal securities: At least 75% of the municipal bonds purchased by the Fund will be rated in one of the top three credit-rating categories (Aaa, Aa, and A by Moody’s, or AAA, AA, and A by Standard & Poor’s), as determined by an independent bond-rating agency. No more than 20% of the Fund’s municipal security assets may be invested in bonds rated in the fourth-highest credit rating category (Baa by Moody’s or BBB by Standard & Poor’s), and up to 5% may be invested in securities with lower credit ratings or in those that are unrated. The dollar-weighted average maturity of the Fund’s municipal securities holdings is expected to be between 6 and 12 years.

Plain Talk About Municipal Bonds

Municipal bonds are securities issued by state and local governments and regional governmental authorities as a way of raising money for public construction projects (for example, highways, airports, or housing); for operating expenses; or for loans to public institutions and facilities.

The Tax-Managed Balanced Fund is subject to interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates. Interest rate risk is moderate for intermediate-term bonds such as those purchased by the Fund. For the Fund overall, interest rate risk should range from low to moderate, because it invests only a portion of its assets in bonds.

Although bonds are often thought to be less risky than stocks, there have been periods when bond prices have fallen significantly because of rising interest rates. For instance, prices of long-term bonds fell by almost 48% between December 1976 and September 1981.

To illustrate the relationship between bond prices and interest rates, the following table shows the effect of a 1% and a 2% change (both up and down) in interest rates on the values of three noncallable bonds of different maturities, each with a face value of $1,000.

How Interest Rate Changes Affect the Value of a $1,000 Bond[1]
	After a 1%	After a 1%	After a 2%	After a 2%
Type of Bond (Maturity)	Increase	Decrease	Increase	Decrease
Short-Term (2.5 years)	$977	$1,024	$954	$1,049
Intermediate-Term (10 years)	922	1,086	851	1,180
Long-Term (20 years)	874	1,150	769	1,328
1 Assuming a 4% coupon.

These figures are for illustration only; you should not regard them as an indication of future performance of the bond market as a whole or the Funds in particular.

Plain Talk About Bonds and Interest Rates

As a rule, when interest rates rise, bond prices fall. The opposite is also true:
Bond prices go up when interest rates fall. Why do bond prices and interest rates move in opposite directions? Let’s assume that you hold a bond offering a 5%
yield. A year later, interest rates are on the rise and bonds of comparable quality and maturity are offered with a 6% yield. With higher-yielding bonds available, you would have trouble selling your 5% bond for the price you paid—you would probably have to lower your asking price. On the other hand, if interest rates were falling and 4% bonds were being offered, you should be able to sell your 5% bond for more than you paid.

Changes in interest rates can affect bond income as well as bond prices.

The Tax-Managed Balanced Fund is subject to income risk, which is the chance that the Fund’s income will decline because of falling interest rates. A fund’s income declines when interest rates fall because the fund then must invest in lower-yielding bonds. Income risk is generally higher for funds holding short-term bonds and lower for funds holding long-term bonds. For the Fund overall, income risk should range from low to moderate, because it invests only a portion of its assets in bonds.

Plain Talk About Bond Maturities

A bond is issued with a specific maturity date—the date when the issuer must pay back the bond’s principal (face value). Bond maturities range from less than 1 year to more than 30 years. Typically, the longer a bond’s maturity, the more price risk you, as a bond investor, face as interest rates rise—but also the higher yield you could receive. Longer-term bonds are more suitable for investors willing to take a greater risk of price fluctuations to get higher and more stable interest income.
Shorter-term bond investors should be willing to accept lower yields and greater income variability in return for less fluctuation in the value of their investment.

The Tax-Managed Balanced Fund is subject to credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of that bond to decline. Credit risk should be low for the Fund, because it invests only a portion of its assets in bonds, most of which are considered to be of high quality.

The credit quality of the Tax-Managed Balanced Fund is expected to be very high, thus credit risk should be low. The dollar-weighted average credit quality of the Fund’s holdings, as rated by Moody‘s, was AA as of December 31, 2009.

Plain Talk About Credit Quality

A bond’s credit-quality rating is an assessment of the issuer’s ability to pay interest on the bond and, ultimately, to repay the principal. Credit quality is evaluated by one of the nationally recognized statistical rating organizations (for example, Moody‘s or
Standard & Poor‘s) or through independent analysis conducted by a fund’s advisor.
The lower the rating, the greater the chance—in the rating agency’s or advisor’s opinion—that the bond issuer will default, or fail to meet its payment obligations.
All things being equal, the lower a bond’s credit rating, the higher its yield should be to compensate investors for assuming additional risk. Investment-grade bonds are those rated in one of the four highest ratings categories. A fund may treat an unrated bond as investment-grade if warranted by the advisor’s analysis.

The Tax-Managed Balanced Fund is subject to call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (repay) securities with higher coupons or interest rates before their maturity dates. The Fund would then lose any price appreciation above the bond’s call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund’s income. Call risk is generally moderate for intermediate-term bonds such as those purchased by the Fund. For the Fund overall, call risk should range from low to moderate, because it invests only a portion of its assets in bonds.

The Tax-Managed Balanced Fund’s bond holdings and short-term investments help to reduce—but not eliminate—some of the stock market volatility experienced by the Fund. Likewise, changes in interest rates may not have as dramatic an effect on the Fund as they would on a fund made up entirely of bonds. The Fund’s balanced portfolio, in the long run, should result in less investment risk—but a lower investment return—than a fund investing exclusively in common stocks.

Security Selection

Each Fund employs an index-oriented approach to stock investing, and the only stocks purchased by a Fund are those of issuers included in its benchmark index. The Tax-Managed Balanced Fund selects municipal securities, however, based upon traditional active-management techniques. The following grid shows, at a glance, the stock index tracked by each Fund.

Tax-Managed Fund	Index
Balanced (stock portion)	Russell 1000
Growth and Income	S&P 500
Capital Appreciation	Russell 1000
Small-Cap	S&P SmallCap 600
International	MSCI EAFE

Other Investment Policies and Risks

Each Fund may invest, to a limited extent, in derivatives. Generally speaking, a derivative is a financial contract whose value is based on the value of a financial asset (such as a stock, bond, or currency), a physical asset (such as gold), or a market index (such as the S&P 500 Index). Investments in derivatives may subject the Funds to risks different from, and possibly greater than, those of the underlying securities, assets, or market indexes. The Funds will not use derivatives for speculation or for the purpose of leveraging (magnifying) investment returns.

The Tax-Managed International Fund may enter into forward foreign currency exchange contracts, which are types of derivative contracts, to help protect its holdings against unfavorable changes in exchange rates. A forward foreign currency exchange contract is an agreement to buy or sell a country’s currency at a specific price on a specific date, usually 30, 60, or 90 days in the future. In other words, the contract guarantees an exchange rate on a given date. The Fund may use these contracts to gain currency exposure when investing in stock index futures and to settle trades in a foreign currency. These contracts, however, would not prevent the Fund’s securities from falling in value during foreign market downswings.

Vanguard may invest a small portion of each Fund’s assets in stock index futures and/ or shares of exchange-traded funds (ETFs), including ETF Shares issued by Vanguard stock funds. Stock index futures and ETFs provide returns similar to those of common stocks. Vanguard may purchase futures or ETFs when doing so will reduce the Fund’s transaction costs or provide flexibility for the Funds to seek better tax efficiency. Vanguard receives no additional revenue from investing Fund assets in ETF Shares of other Vanguard funds. Fund assets invested in ETF Shares are excluded when allocating to the Fund its share of the costs of Vanguard operations.

Cash Management

Each Fund’s daily cash balance may be invested in one or more Vanguard CMT Funds, which are very low-cost money market funds. When investing in a Vanguard CMT Fund, each Fund bears its proportionate share of the at-cost expenses of the CMT Fund in which it invests.

Temporary Investment Measures

Each Fund may temporarily depart from its normal investment policies and strategies when doing so is believed to be in the Fund’s best interest, so long as the alternative is consistent with the Fund’s investment objective. For instance, the Fund may invest beyond the normal limits in derivatives or ETFs that are consistent with the Fund’s objective when those instruments are more favorably priced or provide needed liquidity, as might be the case when the Fund receives large cash flows that it cannot prudently invest immediately.

In addition, each Fund may take temporary defensive positions that are inconsistent with its normal investment policies and strategies—for instance, by allocating substantial assets to cash, commercial paper, or other less volatile instruments—in response to adverse or unusual market, economic, political, or other conditions. In doing so, the Fund may succeed in avoiding losses but may otherwise fail to achieve its investment objective.

Redemption and Account Service Fees

Each Fund charges a 1% fee on shares redeemed before they have been held for five years. The fee applies if you redeem shares by selling or by exchanging to another Vanguard fund, or if Vanguard liquidates your Fund account because the balance falls below the minimum initial investment for any reason, including market fluctuation. Shares you have held the longest will be redeemed first.

Unlike a sales charge or a load paid to a broker or a fund management company, the redemption fee is paid directly to the Fund to offset the costs of buying and selling securities. The redemption fee is designed to ensure that short-term investors pay their share of the Fund’s transaction costs and that long-term investors do not subsidize the activities of short-term traders.

An account service fee of $20 per year applies to certain fund accounts whose balances are less than $10,000.

See Investing With Vanguard for more information about fees.

Frequent Trading or Market-Timing

Background. Some investors try to profit from strategies involving frequent trading of mutual fund shares, such as market-timing. For funds holding foreign securities, investors may try to take advantage of an anticipated difference between the price of the fund’s shares and price movements in overseas markets, a practice also known as time-zone arbitrage. Investors also may try to engage in frequent trading of funds holding investments such as small-cap stocks and high-yield bonds. As money is shifted into and out of a fund by a shareholder engaging in frequent trading, a fund incurs costs for buying and selling securities, resulting in increased brokerage and administrative costs. These costs are borne by all fund shareholders, including the long-term investors who do not generate the costs. In addition, frequent trading may interfere with an advisor’s ability to efficiently manage the fund.

Policies to Address Frequent Trading. The Vanguard funds (other than money market funds and short-term bond funds) do not knowingly accommodate frequent trading. Vanguard ETF® Shares are not subject to the frequent-trading policies. The board of trustees of each Vanguard fund has adopted policies and procedures reasonably designed to detect and discourage frequent trading and, in some cases, to compensate the fund for the costs associated with it. Although there is no assurance that Vanguard will be able to detect or prevent frequent trading or market-timing in all circumstances, the following policies have been adopted to address these issues:

• Each Vanguard fund reserves the right to reject any purchase request—including exchanges from other Vanguard funds—without notice and regardless of size. For example, a purchase request could be rejected if Vanguard determines that such purchase may negatively affect a fund’s operation or performance or because of a history of frequent trading by the investor.

• Each Vanguard fund (other than money market funds and short-term bond funds) generally prohibits, except as otherwise noted in the Investing With Vanguard section, an investor’s purchases or exchanges into a fund account for 60 calendar days after the investor has redeemed or exchanged out of that fund account.

• Certain Vanguard funds charge shareholders purchase and/or redemption fees on transactions.

See the Investing With Vanguard section of this prospectus for further details on Vanguard’s transaction policies.

Each fund (other than money market funds), in determining its net asset value, will, when appropriate, use fair-value pricing, as described in the Share Price section. Fair-value pricing may reduce or eliminate the profitability of certain frequent-trading strategies.

Do not invest with Vanguard if you are a market-timer.

Turnover Rate

Although the Funds normally seek to invest for the long term, each Fund may sell securities regardless of how long they have been held. Generally, an index-oriented fund sells securities only to respond to redemption requests or to adjust the number of shares held to reflect a change in the fund’s target index. Turnover rates for large-cap stock index funds tend to be very low because large-cap indexes—such as the S&P 500 Index—typically do not change significantly from year to year. Turnover rates for mid-cap and small-cap stock index funds tend to be higher (although still relatively low, compared with actively managed stock funds) because the indexes they track are the most likely to change as a result of companies merging, growing, or failing. Three of the Tax-Managed Funds experienced higher than average turnover rates in fiscal year 2009. The Tax-Managed Balanced Fund had a higher turnover rate as a result of the rebalancing of assets between the Fund’s equity and bond portfolios. The Tax-Managed Growth and Income Fund and the Tax-Managed Capital Appreciation Fund experienced higher turnover rates because of increased shareholder redemptions. The Financial Highlights section of this prospectus shows historical turnover rates for the Funds. A turnover rate of 100%, for example, would mean that a Fund had sold and replaced securities valued at 100% of its net assets within a one-year period. The average turnover rates for domestic and international stock funds were approximately 106% and 95%, respectively, as reported by Morningstar, Inc., on December 31, 2009.

Plain Talk About Turnover Rate

Before investing in a mutual fund, you should review its turnover rate. This gives an indication of how transaction costs, which are not included in the fund’s expense ratio, could affect the fund’s future returns. In general, the greater the volume of buying and selling by the fund, the greater the impact that brokerage commissions, dealer markups, and other transaction costs will have on its return.
Also, funds with high turnover rates may be more likely to generate capital gains that must be distributed to shareholders as taxable income.

The Funds and Vanguard

Each Fund is a member of The Vanguard Group, a family of 37 investment companies with more than 160 funds holding assets of approximately $1.3 trillion. All of the funds that are members of The Vanguard Group (other than funds of funds) share in the expenses associated with administrative services and business operations, such as personnel, office space, equipment, and advertising.

Vanguard also provides marketing services to the funds. Although shareholders do not pay sales commissions or 12b-1 distribution fees, each fund (other than a fund of funds) or each share class of a fund (in the case of a fund with multiple share classes) pays its allocated share of The Vanguard Group’s marketing costs.

Plain Talk About Vanguard’s Unique Corporate Structure

The Vanguard Group is truly a mutual mutual fund company. It is owned jointly by the funds it oversees and thus indirectly by the shareholders in those funds.
Most other mutual funds are operated by management companies that may be owned by one person, by a private group of individuals, or by public investors who own the management company’s stock. The management fees charged by these companies include a profit component over and above the companies’ cost of providing services. By contrast, Vanguard provides services to its member funds on an at-cost basis, with no profit component, which helps to keep the funds’ expenses low.

Investment Advisor

The Vanguard Group, Inc. (Vanguard), P.O. Box 2600, Valley Forge, PA 19482, which began operations in 1975, serves as advisor to the Funds through its Quantative Equity and Fixed Income Groups. As of December 31, 2009, Vanguard served as advisor for approximately $1.1 trillion in assets. Vanguard manages the Funds on an at-cost basis, subject to the supervision and oversight of the trustees and officers of the Funds.

For the fiscal year ended December 31, 2009, the advisory expenses represented an effective annual rate of approximately 0.01% of each Fund’s average net assets.

For a discussion of why the board of trustees approved each Fund’s investment advisory arrangement, see the most recent semiannual report to shareholders covering the fiscal period ended June 30.

Vanguard’s Quantative Equity and Fixed Income Groups are overseen by:

George U. Sauter, Chief Investment Officer and Managing Director of Vanguard. As Chief Investment Officer, he is responsible for the oversight of Vanguard’s Quantitative Equity and Fixed Income Groups. The investments managed by these two groups include active quantitative equity funds, equity index funds, active bond funds, index bond funds, stable value portfolios, and money market funds. Since joining Vanguard in 1987, Mr. Sauter has been a key contributor to the development of Vanguard’s stock indexing and active quantitative equity investment strategies. He received his A.B. in Economics from Dartmouth College and an M.B.A. in Finance from the University of Chicago.

Sandip A. Bhagat, CFA, Principal of Vanguard and head of Vanguard’s Quantitative Equity Group. He has oversight responsibility for all active quantitative equity funds and all equity index funds managed by the Quantitative Equity Group. He has managed investment portfolios since 1987 and has been with Vanguard since 2009. He received his B.S. in Chemical Engineering from the University of Bombay, India, and an M.S. in Chemical Engineering and an M.B.A. from the University of Connecticut.

Robert F. Auwaerter, Principal of Vanguard and head of Vanguard’s Fixed Income Group. He has direct oversight responsibility for all money market funds, bond funds, and stable value portfolios managed by the Fixed Income Group. He has managed investment portfolios since 1978 and has been with Vanguard since 1981. He received his B.S. in Finance from The Wharton School of the University of Pennsylvania and an M.B.A. from Northwestern University.

Christopher W. Alwine, CFA, Principal of Vanguard and head of Vanguard’s Municipal Money Market and Municipal Bond Groups. He has direct oversight responsibility for all tax-exempt bond funds managed by the Fixed Income Group. He has been with Vanguard since 1990, has worked in investment management since 1991, and has managed investment portfolios since 1996. He received his B.B.A. from Temple University and an M.S. from Drexel University.

The managers primarily responsible for the day-to-day management of the Funds are:

Michael H. Buek, CFA, Principal of Vanguard. He has been with Vanguard since 1987; has managed investment portfolios since 1991; and has managed the Tax-Managed Capital Appreciation Fund since its inception in 1994 and the Tax-Managed Small-Cap Fund since its inception in 1999. Education: B.S., University of Vermont; M.B.A., Villanova University.

Donald M. Butler, CFA, Principal of Vanguard. He has been with Vanguard since 1992; has managed investment portfolios since 1997; and has co-managed the Tax-Managed International Fund since 2008. Education: B.S.B.A., Shippensburg University.

Duane F. Kelly, Principal of Vanguard. He has been with Vanguard since 1989; has managed investment portfolios since 1992; and has managed the Tax-Managed International Fund since its inception in 1999 (co-managed since 2008). Education: B.S., LaSalle University.

Michael G. Kobs, Portfolio Manager. He has worked in investment management since 1990; has managed investment portfolios since 1998; and has managed the bond portion of the Tax-Managed Balanced Fund since joining Vanguard in 2008. Education: B.A., University of Iowa; M.B.A., University of Chicago.

Michael Perre, Principal of Vanguard. He has been with Vanguard since 1990; has managed investment portfolios, including the stock portion of the Tax-Managed Balanced Fund, since 1999; and has managed the Tax-Managed Growth and Income Fund since 2006. Education: B.A., Saint Joseph’s University; M.B.A., Villanova University.

The Statement of Additional Information provides information about each portfolio manager’s compensation, other accounts under management, and ownership of shares of the Funds.

Dividends, Capital Gains, and Taxes

Fund Distributions

Each Fund distributes to shareholders virtually all of its net income (interest and dividends, less expenses) as well as any net capital gains realized from the sale of its holdings. Income dividends for the Tax-Managed Balanced and Growth and Income Funds generally are distributed quarterly in March, June, September, and December; income dividends for the Tax-Managed Capital Appreciation, Small-Cap, and International Funds generally are distributed annually in December. Capital gains distributions generally occur annually in December. In addition, the Funds may occasionally make a supplemental distribution at some other time during the year. You can receive distributions of income or capital gains in cash, or you can have them automatically reinvested in more shares of the Fund.

Plain Talk About Distributions

As a shareholder, you are entitled to your portion of a fund’s income from interest and dividends as well as capital gains from the fund’s sale of investments. Income consists of both the dividends that the fund earns from any stock holdings and the interest it receives from any money market and bond investments. Capital gains are realized whenever the fund sells securities for higher prices than it paid for them.
These capital gains are either short-term or long-term, depending on whether the fund held the securities for one year or less or for more than one year.

Basic Tax Points

Vanguard will send you a statement each year showing the tax status of all your distributions. In addition, investors in taxable accounts should be aware of the following basic federal income tax points:

• Distributions are taxable to you whether or not you reinvest these amounts in additional Fund shares.

• Distributions declared in December—if paid to you by the end of January—are taxable as if received in December.

• Any dividend and short-term capital gains distributions that you receive are taxable to you as ordinary income (except that dividends paid by the Tax-Managed Balanced Fund from its investments in municipal securities are expected to be exempt from taxes). If you are an individual and meet certain holding-period requirements with respect to your Fund shares, you may be eligible for reduced tax rates on “qualified dividend income,” if any, distributed by the Fund.

• Any distributions of net long-term capital gains are taxable to you as long-term capital gains, no matter how long you’ve owned shares in the Fund.

• Although the Funds seek to minimize distributions of taxable capital gains, they may not always achieve this goal. Capital gains distributions may vary considerably from year to year as a result of the Funds‘ normal investment activities and cash flows.

• A sale or exchange of Fund shares is a taxable event. This means that you may have a capital gain to report as income, or a capital loss to report as a deduction, when you complete your tax return.

• Any conversion between classes of shares of the same fund is a nontaxable event. By contrast, an exchange between classes of shares of different funds is a taxable event.

Dividend and capital gains distributions that you receive, as well as your gains or losses from any sale or exchange of Fund shares, may be subject to state and local income taxes.

The Tax-Managed International Fund may be subject to foreign taxes or foreign tax withholding on dividends, interest, and some capital gains that it receives on foreign securities. You may qualify for an offsetting credit or deduction under U.S. tax laws for any amount designated as your portion of the Fund’s foreign tax obligations, provided that you meet certain requirements. See your tax advisor or IRS publications for more information.

The Tax-Managed Balanced Fund’s income dividends from interest earned on municipal securities of a state or its political subdivisions are generally exempt from that state’s income taxes. Almost all states, however, tax interest earned on municipal securities of other states.

This prospectus provides general tax information only. If you are investing through a tax-deferred retirement account, such as an IRA, special tax rules apply. Please consult your tax advisor for detailed information about any tax consequences for you.

Plain Talk About ‘Buying a Dividend’

Unless you are investing through a tax-deferred retirement account (such as an
IRA), you should consider avoiding a purchase of fund shares shortly before the fund makes a distribution, because doing so can cost you money in taxes. This is known as “buying a dividend.” For example: On December 15, you invest $5,000, buying 250 shares for $20 each. If the fund pays a distribution of $1 per share on
December 16, its share price will drop to $19 (not counting market change). You still have only $5,000 (250 shares x $19 = $4,750 in share value, plus 250 shares
x $1 = $250 in distributions), but you owe tax on the $250 distribution you received—even if you reinvest it in more shares. To avoid “buying a dividend,”
check a fund’s distribution schedule before you invest.

General Information

Backup withholding. By law, Vanguard must withhold 28% of any taxable distributions or redemptions from your account if you do not:

  Provide us with your correct taxpayer identification number;
  Certify that the taxpayer identification number is correct; and
  Confirm that you are not subject to backup withholding.

Similarly, Vanguard must withhold taxes from your account if the IRS instructs us to do so.

Foreign investors. Vanguard funds generally are not sold outside the United States, except to certain qualified investors. If you reside outside the United States, please consult our website at www.vanguard.com and review “Non-U.S. investors.” Foreign investors should be aware that U.S. withholding and estate taxes may apply to any investments in Vanguard funds.

Invalid addresses. If a dividend or capital gains distribution check mailed to your address of record is returned as undeliverable, Vanguard will automatically reinvest all future distributions until you provide us with a valid mailing address.

Share Price

Share price, also known as net asset value (NAV), is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4 p.m., Eastern time. The NAV per share for the Tax-Managed Growth and Income, Capital Appreciation, Small-Cap, and International Funds is computed by dividing the total assets, minus liabilities, allocated to each share class by the number of Fund shares outstanding for that class. NAV per share for the Tax-Managed Balanced Fund is computed by dividing the total assets, minus liabilities, of the Fund by the number of

Fund shares outstanding. On holidays or other days when the Exchange is closed, the NAV is not calculated, and the Funds do not transact purchase or redemption requests. However, on those days the value of a Fund’s assets may be affected to the extent that the Fund holds foreign securities that trade on foreign markets that are open.

Stocks held by a Vanguard fund are valued at their market value when reliable market quotations are readily available. Debt securities held by a fund are valued based on information furnished by an independent pricing service or market quotations. Certain short-term debt instruments used to manage a fund’s cash are valued on the basis of amortized cost. The values of any foreign securities held by a fund are converted into U.S. dollars using an exchange rate obtained from an independent third party. The values of any mutual fund shares held by a fund are based on the NAVs of the shares. The values of any ETF or closed-end fund shares held by a fund are based on the market value of the shares.

When a fund determines that pricing-service information or market quotations either are not readily available or do not accurately reflect the value of a security, the security is priced at its fair value (the amount that the owner might reasonably expect to receive upon the current sale of the security). A fund also will use fair-value pricing if the value of a security it holds has been materially affected by events occurring before the fund’s pricing time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, which may trade on foreign exchanges that close many hours before the fund’s pricing time. Intervening events might be company-specific (e.g., earnings report, merger announcement); country-specific (e.g., natural disaster, economic or political news, act of terrorism, interest rate change); or global. Intervening events include price movements in U.S. markets that are deemed to affect the value of foreign securities. Fair-value pricing may be used for domestic securities—for example, if (1) trading in a security is halted and does not resume before the fund’s pricing time or if a security does not trade in the course of a day, and (2) the fund holds enough of the security that its price could affect the NAV. A fund may use fair-value pricing with respect to its fixed income securities on bond market holidays when the fund is open for business (such as Columbus Day and Veterans Day).

Fair-value prices are determined by Vanguard according to procedures adopted by the board of trustees. When fair-value pricing is employed, the prices of securities used by a fund to calculate the NAV may differ from quoted or published prices for the same securities.

Vanguard fund share prices are published daily on our website at www.vanguard.com/prices.

Financial Highlights

The following financial highlights tables are intended to help you understand each Fund’s financial performance for the periods shown, and certain information reflects financial results for a single Fund share. The total returns in each table represent the rate that an investor would have earned or lost each period on an investment in the Fund (assuming reinvestment of all distributions). This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose reports—along with each Fund’s financial statements—are included in the Funds‘ most recent annual reports to shareholders. You may obtain a free copy of the latest annual or semiannual report online at www.vanguard.com or by contacting Vanguard by telephone or mail.

Plain Talk About How to Read the Financial Highlights Tables

This explanation uses the Tax-Managed Balanced Fund as an example. The Fund began fiscal year 2009 with a net asset value (price) of $16.19 per share. During the year, the Fund earned $0.491 per share from investment income (interest and dividends) and $2.566 from investments that had appreciated in value or that were sold for higher prices than the Fund paid for them.

Shareholders received $0.497 per share in the form of dividend distributions. A portion of each year’s distributions may come from the prior year’s income or capital gains.

The share price at the end of the year was $18.75, reflecting earnings of $3.057 per share and distributions of $0.497 per share. This was an increase of $2.56 per share (from $16.19 at the beginning of the year to $18.75 at the end of the year).
For a shareholder who reinvested the distributions in the purchase of more shares, the total return was 19.14% for the year.

As of December 31, 2009, the Fund had approximately $669 million in net assets.
For the year, the expense ratio was 0.15% ($1.50 per $1,000 of net assets), and the net investment income amounted to 2.86% of average net assets. The Fund sold and replaced securities valued at 27% of its net assets.

Tax-Managed Balanced Fund
			Year Ended December 31,
	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$16.19	$20.45	$20.02	$18.88	$18.49
Investment Operations
Net Investment Income	.491	.565	.588	.540	.496
Net Realized and Unrealized Gain (Loss)
on Investments	2.566	(4.260)	.430	1.150	.380
Total from Investment Operations	3.057	(3.695)	1.018	1.690	.876
Distributions
Dividends from Net Investment Income[1]	(.497)	(.565)	(.588)	(.550)	(.486)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.497)	(.565)	(.588)	(.550)	(.486)
Net Asset Value, End of Period	$18.75	$16.19	$20.45	$20.02	$18.88
Total Return[2]	19.14% –18.32%		5.11%	9.09%	4.80%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$669	$587	$722	$662	$606
Ratio of Total Expenses to Average Net Assets	0.15%	0.13%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to
Average Net Assets	2.86%	3.01%	2.86%	2.84%	2.64%
Turnover Rate	27%	19%	10%	4%	10%

1 For tax purposes, nontaxable dividends represent 69%, 72%, 73%, 74%, and 76% of dividends from net investment income.

2 Total returns do not reflect the 1% redemption fee on shares held less than five years; the 2% redemption fee assessed prior to September 14, 2005, on shares held less than one year; or the account service fee that may be applicable to certain accounts with balances below $10,000.

Tax-Managed Growth and Income Fund Investor Shares
			Year Ended December 31,
	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$19.65	$31.96	$30.87	$27.15	$26.36
Investment Operations
Net Investment Income	.490	.572	.578	.504	.467
Net Realized and Unrealized Gain (Loss)
on Investments	4.640	(12.295)	1.089	3.727	.801
Total from Investment Operations	5.130	(11.723)	1.667	4.231	1.268
Distributions
Dividends from Net Investment Income	(.480)	(.587)	(.577)	(.511)	(.478)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.480)	(.587)	(.577)	(.511)	(.478)
Net Asset Value, End of Period	$24.30	$19.65	$31.96	$30.87	$27.15
Total Return[1]	26.47%	–37.04%	5.39%	15.73%	4.87%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$479	$420	$740	$784	$806
Ratio of Total Expenses to Average Net Assets	0.21%	0.16%	0.15%	0.15%	0.14%
Ratio of Net Investment Income to
Average Net Assets	2.34%	2.13%	1.80%	1.77%	1.78%
Turnover Rate	38%	8%	5%	6%	10%

1 Total returns do not reflect the 1% redemption fee on shares held less than five years; the 2% redemption fee assessed prior to September 14, 2005, on shares held less than one year; or the account service fee that may be applicable to certain accounts with balances below $10,000.

Tax-Managed Growth and Income Fund Admiral Shares
			Year Ended December 31,
	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$40.39	$65.69	$63.44	$55.80	$54.17
Investment Operations
Net Investment Income	1.036	1.212	1.230	1.069	.989
Net Realized and Unrealized Gain (Loss)
on Investments	9.532	(25.276)	2.245	7.648	1.645
Total from Investment Operations	10.568	(24.064)	3.475	8.717	2.634
Distributions
Dividends from Net Investment Income	(1.018)	(1.236)	(1.225)	(1.077)	(1.004)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.018)	(1.236)	(1.225)	(1.077)	(1.004)
Net Asset Value, End of Period	$49.94	$40.39	$65.69	$63.44	$55.80
Total Return[1]	26.54%	–37.00%	5.47%	15.77%	4.93%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,466	$1,203	$2,113	$1,935	$1,575
Ratio of Total Expenses to Average Net Assets	0.15%	0.10%	0.09%	0.10%	0.10%
Ratio of Net Investment Income to
Average Net Assets	2.40%	2.19%	1.86%	1.82%	1.82%
Turnover Rate	38%	8%	5%	6%	10%

1 Total returns do not reflect the 1% redemption fee on shares held less than five years or the 2% redemption fee assessed prior to September 14, 2005, on shares held less than one year.

Tax-Managed Capital Appreciation Fund Investor Shares
			Year Ended December 31,
	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$21.39	$35.13	$33.62	$29.80	$28.05
Investment Operations
Net Investment Income	.410	.498	.530	.471	.352
Net Realized and Unrealized Gain (Loss)
on Investments	5.799	(13.738)	1.513	3.821	1.752
Total from Investment Operations	6.209	(13.240)	2.043	4.292	2.104
Distributions
Dividends from Net Investment Income	(.409)	(.500)	(.533)	(.472)	(.354)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.409)	(.500)	(.533)	(.472)	(.354)
Net Asset Value, End of Period	$27.19	$21.39	$35.13	$33.62	$29.80
Total Return[1]	29.03%	–37.63%	6.07%	14.40%	7.49%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$560	$473	$782	$832	$857
Ratio of Total Expenses to Average Net Assets	0.21%	0.16%	0.15%	0.15%	0.14%
Ratio of Net Investment Income to
Average Net Assets	1.74%	1.66%	1.51%	1.51%	1.25%
Turnover Rate	26%	8%	5%	5%	8%

1 Total returns do not reflect the 1% redemption fee on shares held less than five years; the 2% redemption fee assessed prior to September 14, 2005, on shares held less than one year; or the account service fee that may be applicable to certain accounts with balances below $10,000.

Tax-Managed Capital Appreciation Fund Admiral Shares
			Year Ended December 31,
	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$43.04	$70.70	$67.68	$60.00	$56.46
Investment Operations
Net Investment Income	.855	1.040	1.113	.990	.729
Net Realized and Unrealized Gain (Loss)
on Investments	11.673	(27.656)	3.026	7.680	3.543
Total from Investment Operations	12.528	(26.616)	4.139	8.670	4.272
Distributions
Dividends from Net Investment Income	(.848)	(1.044)	(1.119)	(.990)	(.732)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.848)	(1.044)	(1.119)	(.990)	(.732)
Net Asset Value, End of Period	$54.72	$43.04	$70.70	$67.68	$60.00
Total Return[1]	29.11%	–37.58%	6.11%	14.44%	7.56%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,526	$2,045	$3,283	$2,941	$2,360
Ratio of Total Expenses to Average Net Assets	0.15%	0.10%	0.09%	0.10%	0.10%
Ratio of Net Investment Income to
Average Net Assets	1.80%	1.72%	1.57%	1.56%	1.29%
Turnover Rate	26%	8%	5%	5%	8%

1 Total returns do not reflect the 1% redemption fee on shares held less than five years or the 2% redemption fee assessed prior to September 14, 2005, on shares held less than one year.

Tax-Managed Small-Cap Fund Investor Shares
			Year Ended December 31,
	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$17.44	$25.62	$25.72	$22.70	$21.25
Investment Operations
Net Investment Income	.146	.266	.229	.191	.193
Net Realized and Unrealized Gain (Loss)
on Investments[1]	4.316	(8.174)	(.097)	3.023	1.454
Total from Investment Operations	4.462	(7.908)	.132	3.214	1.647
Distributions
Dividends from Net Investment Income	(.152)	(.272)	(.232)	(.194)	(.197)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.152)	(.272)	(.232)	(.194)	(.197)
Net Asset Value, End of Period	$21.75	$17.44	$25.62	$25.72	$22.70
Total Return[2]	25.59% –30.82%		0.51%	14.15%	7.74%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,527	$1,258	$1,793	$1,756	$1,458
Ratio of Total Expenses to Average Net Assets	0.19%	0.14%	0.13%	0.14%	0.14%
Ratio of Net Investment Income to
Average Net Assets	0.79%	1.16%	0.86%	0.78%	0.92%
Turnover Rate[3]	37%	32%	53%	42%	20%

1 Includes increases from redemption fees of $0.01, $0.01, $0.01, $0.01, and $0.01.

2 Total returns do not reflect the 1% redemption fee on shares held less than five years; the 2% redemption fee assessed prior to September 14, 2005, on shares held less than one year; or the account service fee that may be applicable to certain accounts with balances below $10,000.

3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

Tax-Managed International Fund Investor Shares
			Year Ended December 31,
	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$8.74	$15.40	$14.16	$11.48	$10.33
Investment Operations
Net Investment Income	.277[1]	.290	.332	.331	.246
Net Realized and Unrealized Gain (Loss)
on Investments	2.190	(6.661)	1.244	2.685	1.161
Total from Investment Operations	2.467	(6.371)	1.576	3.016	1.407
Distributions
Dividends from Net Investment Income	(.257)	(.289)	(.336)	(.336)	(.257)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.257)	(.289)	(.336)	(.336)	(.257)
Net Asset Value, End of Period	$10.95	$8.74	$15.40	$14.16	$11.48
Total Return[2]	28.27%	–41.27%	11.15%	26.27%	13.60%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,409	$1,131	$1,915	$1,624	$1,119
Ratio of Total Expenses to Average Net Assets	0.20%	0.15%	0.15%	0.20%	0.20%
Ratio of Net Investment Income to
Average Net Assets	2.87%	3.47%	2.71%	2.70%	2.50%
Turnover Rate[3]	9%	16%	6%	4%	5%

1 Calculated based on average shares outstanding.

2 Total returns do not reflect the 1% redemption fee on shares held less than five years; the 2% redemption fee assessed prior to September 14, 2005, on shares held less than one year; or the account service fee that may be applicable to certain accounts with balances below $10,000.

3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

Investing With Vanguard

This section of the prospectus explains the basics of doing business with Vanguard. Be sure to carefully read each topic that pertains to your relationship with Vanguard. Vanguard reserves the right to change the following policies, without notice to shareholders. Please call or check online for current information.

Each fund you hold in an account is a separate “fund account.” For example, if you hold three funds in a nonretirement account titled in your own name, two funds in a nonretirement account titled jointly with your spouse, and one fund in an individual retirement account, you have six fund accounts—and this is true even if you hold the same fund in multiple accounts.

Purchasing Shares

Vanguard reserves the right, without notice, to increase or decrease the minimum amount required to open, convert shares to, or maintain a fund account, or to add to an existing fund account.

Investment minimums may differ for certain categories of investors.

Account Minimums for Investor Shares To open and maintain an account. $10,000.

Add to an existing account. $100 by check, exchange, wire, or electronic bank transfer (other than Automatic Investment Plan, which has no established minimum).

Account Minimums for Admiral Shares

To open and maintain an account. $100,000 for new investors. If you request Admiral Shares when you open a new account, but the investment amount does not meet the account minimum for Admiral Shares, your investment will be placed in Investor Shares of the Fund. Shareholders who are registered on Vanguard.com, have held shares of the Fund for ten years, and have $50,000 or more in the same Fund account are eligible to convert their Investor Shares to Admiral Shares. See Converting Shares. Institutional clients should contact Vanguard for information on special rules that may apply to them.

Add to an existing account. $100 by check, exchange, wire, or electronic bank transfer (other than Automatic Investment Plan, which has no established minimum).

How to Initiate a Purchase Request

Be sure to check Exchanging Shares, Frequent-Trading Limits, and Other Rules You Should Know before placing your purchase request.

Online. You may open certain types of accounts, request a purchase of shares, and request an exchange (the purchase of shares of one Vanguard fund using the proceeds of a simultaneous redemption of shares of another Vanguard fund) through our website at www.vanguard.com if you are a registered user.

By telephone. You may call Vanguard to begin the account registration process or request that the account-opening forms be sent to you. You may also call Vanguard to request a purchase of shares. See Contacting Vanguard.

By mail. You may send Vanguard your account registration form and check to open a new fund account. To add to an existing fund account, you may send your check with an Invest-by-Mail form (from your account statement), with a deposit slip (available online), or with a written request. You may also send a written request to Vanguard to make an exchange. For a list of Vanguard addresses, see Contacting Vanguard.

How to Pay for a Purchase

By electronic bank transfer. You may purchase shares of a Vanguard fund through an electronic transfer of money from a bank account. To establish the electronic bank transfer option on an account, you must designate the bank account online, complete a special form, or fill out the appropriate section of your account registration form. After the option is set up on your account, you can purchase shares by electronic bank transfer on a regular schedule (Automatic Investment Plan) or from time to time. Your purchase request can be initiated online (if you are a registered user of Vanguard.com), by telephone, or by mail.

By wire. Wiring instructions vary for different types of purchases. Please call Vanguard for instructions and policies on purchasing shares by wire. See Contacting Vanguard.

By check. You may send a check to make initial or additional purchases to your fund account. Also see How to Initiate a Purchase Request: By mail. Make your check payable to Vanguard and include the appropriate fund number (e.g., Vanguard—xx). For a list of Fund numbers (for Funds and share classes in this prospectus), see

Additional Information.

By exchange. You may purchase shares of a Vanguard fund using the proceeds from the simultaneous redemption of shares of another Vanguard fund. You may initiate an exchange online (if you are a registered user of Vanguard.com), by telephone, or by mail. See Exchanging Shares.

Trade Date

The trade date for any purchase request received in good order will depend on the day and time Vanguard receives your request, the manner in which you are paying, and the type of fund you are purchasing. Your purchase will be executed using the NAV as calculated on the trade date. NAVs are calculated only on days that the New York Stock Exchange (NYSE) is open for trading (a business day).

For purchases by check into all funds other than money market funds, and for purchases by exchange or wire into all funds: If the purchase request is received by Vanguard on a business day before the close of regular trading on the NYSE (generally 4 p.m., Eastern time), the trade date will be the same day. If the purchase request is received on a business day after the close of regular trading on the NYSE, or on a nonbusiness day, the trade date will be the next business day.

For purchases by check into money market funds: If the purchase request is received by Vanguard on a business day before the close of regular trading on the NYSE (generally 4 p.m., Eastern time), the trade date will be the next business day. If the purchase request is received on a business day after the close of regular trading on the NYSE, or on a nonbusiness day, the trade date will be the second business day following the day Vanguard receives the purchase request. Because money market instruments must be purchased with federal funds and it takes a money market mutual fund one business day to convert check proceeds into federal funds, the trade date will be one business day later than for other funds.

For purchases by electronic bank transfer using an Automatic Investment Plan: Your trade date generally will be one business day before the date you designated for withdrawal from your bank account.

For purchases by electronic bank transfer not using an Automatic Investment Plan: If the purchase request is received by Vanguard on a business day before 10 p.m., Eastern time, the trade date generally will be the next business day. If the purchase request is received on a business day after 10 p.m., Eastern time, or on a nonbusiness day, the trade date will be the second business day following the day Vanguard receives the request.

If your purchase request is not accurate and complete, it may be rejected. See Other Rules You Should Know—Good Order.

For further information about purchase transactions, consult our website at www.vanguard.com or see Contacting Vanguard.

Other Purchase Rules You Should Know

Admiral Shares. Please note that Admiral Shares are not available for:

• SIMPLE IRAs and Section 403(b)(7) custodial accounts;

• Other retirement plan accounts receiving special administrative services from Vanguard; or

• Accounts maintained by financial intermediaries, except in limited circumstances.

Check purchases. All purchase checks must be written in U.S. dollars and must be drawn on a U.S. bank. Vanguard does not accept cash, traveler’s checks, or money orders. In addition, Vanguard may refuse “starter checks” and checks that are not made payable to Vanguard.

New accounts. We are required by law to obtain from you certain personal information that we will use to verify your identity. If you do not provide the information, we may not be able to open your account. If we are unable to verify your identity, Vanguard reserves the right, without notice, to close your account or take such other steps as we deem reasonable.

Refused or rejected purchase requests. Vanguard reserves the right to stop selling fund shares or to reject any purchase request at any time and without notice, including, but not limited to, purchases requested by exchange from another Vanguard fund. This also includes the right to reject any purchase request because of a history of frequent trading by the investor or because the purchase may negatively affect a fund’s operation or performance.

Large purchases. Please call Vanguard before attempting to invest a large dollar amount.

No cancellations. Vanguard will not accept your request to cancel any purchase request once processing has begun. Please be careful when placing a purchase request.

Converting Shares

When a conversion occurs, you receive shares of one class in place of shares of another class of the same fund. At the time of conversion, the dollar value of the “new” shares you receive equals the dollar value of the “old” shares that were converted. In other words, the conversion has no effect on the value of your investment in the fund at the time of the conversion. However, the number of shares you own after the conversion may be greater than or less than the number of shares you owned before the conversion, depending on the net asset values of the two share classes.

A conversion between share classes of the same fund is a nontaxable event.

Trade Date

The trade date for any conversion request received in good order will depend on the day and time Vanguard receives your request. Your conversion will be executed using the NAVs of the different share classes on the trade date. NAVs are calculated only on days that the NYSE is open for trading (a business day).

For a conversion request (other than a request to convert to ETF Shares) received by Vanguard on a business day before the close of regular trading on the NYSE (generally

4 p.m., Eastern time), the trade date will be the same day. For a conversion request received on a business day after the close of regular trading on the NYSE, or on a nonbusiness day, the trade date will be the next business day. See Other Rules You Should Know.

Conversions From Investor Shares to Admiral Shares

Self-directed conversions. If your account balance in the Fund is at least $100,000, you may ask Vanguard to convert your Investor Shares to Admiral Shares. You can request a conversion online (if you are a registered user of Vanguard.com), by telephone, or by mail. See Contacting Vanguard.

Automatic conversions. Vanguard conducts periodic reviews of account balances and may, if your account balance in the Fund exceeds $100,000, automatically convert your Investor Shares to Admiral Shares. You will be notified before an automatic conversion occurs and will have an opportunity to instruct Vanguard not to effect the conversion.

Tenure conversions. You are eligible for a tenure conversion from Investor Shares to Admiral Shares if you have had an account in the Fund for ten years, that Fund account balance is at least $50,000, and you are registered with Vanguard.com. You can request a tenure conversion online, by telephone, or by mail.

Conversions to Institutional Shares

You are eligible for a self-directed conversion from another share class to Institutional Shares of the same Fund (if available), provided that your account meets all Institutional Shares’ eligibility requirements. Registered users of our website, www.vanguard.com, may request a conversion online, or you may contact Vanguard by telephone or by mail to request this transaction. Accounts that qualify for Institutional Shares will not be automatically converted.

Conversions to ETF Shares

Owners of conventional shares (i.e., not exchange-traded shares) issued by the Tax-Managed International Fund may convert those shares to ETF Shares of equivalent value. Please note that investors who own conventional shares through a 401(k) plan or other employer-sponsored retirement or benefit plan may not convert those shares to ETF Shares. Vanguard imposes a $50 charge on conversion transactions and reserves the right, in the future, to raise or lower the fee and to limit or terminate the conversion privilege. Your broker may charge an additional fee to process a conversion. ETF Shares, whether acquired through a conversion or purchased on the open market, cannot be converted to conventional shares of the same fund. Similarly, ETF Shares of one fund cannot be exchanged for ETF Shares of another fund.

ETF Shares must be held in a brokerage account. Thus, before converting conventional shares to ETF Shares, you must have an existing, or open a new, brokerage account. For additional information on converting conventional shares to ETF Shares, please contact Vanguard to obtain a prospectus for ETF Shares. See Contacting Vanguard.

Mandatory Conversions to Another Share Class

If an account no longer meets the balance requirements for a share class, Vanguard may automatically convert the shares in the account to another share class, as appropriate. A decline in the account balance because of market movement may result in such a conversion. Vanguard will notify the investor in writing before any mandatory conversion occurs. Please note that mandatory conversions do not apply to ETF Shares.

Redeeming Shares

How to Initiate a Redemption Request

Be sure to check Exchanging Shares, Frequent-Trading Limits, and Other Rules You Should Know before placing your redemption request.

Online. You may request a redemption of shares and request an exchange (using the proceeds from the redemption of shares of one Vanguard fund to simultaneously purchase shares of a different Vanguard fund) through our website at www.vanguard.com if you are a registered user.

By telephone. You may call Vanguard to request a redemption of shares. See

Contacting Vanguard.

By mail. You may send a written request to Vanguard to redeem from a fund account or to make an exchange. See Contacting Vanguard.

How to Receive Redemption Proceeds

By electronic bank transfer. You may have the proceeds of a fund redemption sent directly to a designated bank account. To establish the electronic bank transfer option on an account, you must designate a bank account online, complete a special form, or fill out the appropriate section of your account registration form. After the option is set up on your account, you can redeem shares by electronic bank transfer on a regular schedule (Automatic Withdrawal Plan) or from time to time. Your redemption request can be initiated online, by telephone, or by mail.

By wire. When redeeming from a money market fund or a bond fund, you may instruct Vanguard to wire your redemption proceeds ($1,000 minimum) to a previously designated bank account. Wire redemptions generally are not available for Vanguard’s balanced or stock funds. The wire redemption option is not automatic; you must designate a bank account online, complete a special form, or fill out the appropriate section of your account registration form.

By exchange. You may have the proceeds of a Vanguard fund redemption invested directly in shares of another Vanguard fund. You may initiate an exchange online (if you are a registered user of Vanguard.com), by telephone, or by mail.

By check. If you have not chosen another redemption method, Vanguard will mail you a redemption check, generally payable to all registered account owners, normally within two business days of your trade date.

Trade Date

The trade date for any redemption request received in good order will depend on the day and time Vanguard receives your request and the manner in which you are redeeming. Your redemption will be executed using the NAV as calculated on the trade date. NAVs are calculated only on days that the NYSE is open for trading (a business day).

For redemptions by check, exchange, or wire: If the redemption request is received by Vanguard on a business day before the close of regular trading on the NYSE (generally 4 p.m., Eastern time), the trade date will be the same day. If the redemption request is received on a business day after the close of regular trading on the NYSE, or on a nonbusiness day, the trade date will be the next business day.

• Note on timing of wire redemptions from money market funds: For telephone requests received by Vanguard on a business day before 10:45 a.m., Eastern time (2 p.m., Eastern time, for Vanguard Prime Money Market Fund), the redemption proceeds generally will leave Vanguard by the close of business the same day. For telephone requests received by Vanguard on a business day after those cut-off times, or on a nonbusiness day, and for all requests other than by telephone, the redemption proceeds generally will leave Vanguard by the close of business on the next business day.

• Note on timing of wire redemptions from bond funds: For requests received by Vanguard on a business day before the close of regular trading on the NYSE (generally 4 p.m., Eastern time), the redemption proceeds generally will leave Vanguard by the close of business on the next business day. For requests received by Vanguard on a business day after the close of regular trading on the NYSE, or on a nonbusiness day, the redemption proceeds generally will leave Vanguard by the close of business on the second business day after Vanguard receives the request.

For redemptions by electronic bank transfer using an Automatic Withdrawal Plan: Your trade date generally will be the date you designated for withdrawal of funds (redemption of shares) from your Vanguard account. Proceeds of redeemed shares generally will be credited to your designated bank account two business days after your trade date. If the date you designated for withdrawal of funds from your Vanguard account falls on a weekend, holiday, or other nonbusiness day, your trade date will be the previous business day.

For redemptions by electronic bank transfer not using an Automatic Withdrawal Plan: If the redemption request is received by Vanguard on a business day before the close of regular trading on the NYSE (generally 4 p.m., Eastern time), the trade date will be the same day. If the redemption request is received on a business day after the close of regular trading on the NYSE, or on a nonbusiness day, the trade date will be the next business day.

If your redemption request is not accurate and complete, it may be rejected. If we are unable to send your redemption proceeds by wire or electronic bank transfer because the receiving institution rejects the transfer, Vanguard will make additional efforts to complete your transaction. If Vanguard is still unable to complete the transaction, we may use your proceeds to purchase new shares of the Fund from which you sold shares for the purpose of the wire or electronic bank transfer transaction. See Other Rules You Should Know—Good Order.

For further information about redemption transactions, consult our website at www.vanguard.com or see Contacting Vanguard.

Redemption Fee

Each Fund charges a 1% fee on shares redeemed before they have been held for five years. The fee applies if you redeem shares by selling or by exchanging to another Vanguard fund, or if Vanguard liquidates your Fund account because the balance falls below the minimum initial investment for any reason, including market fluctuation. The fee is withheld from redemption proceeds and is paid directly to the Fund. Shares held for five years or more are not subject to the 1% fee.

In an effort to reduce or eliminate the redemption fees you pay, if you redeem less than your full investment in the Fund, we will first redeem those shares not subject to the fee, followed by those shares you have held the longest.

Redemption fees will not apply to Vanguard fund account redemptions in the following circumstances: (1) redemptions of shares purchased with reinvested dividend and capital gains distributions; redemptions of shares to pay fund or account fees; redemptions of shares to revoke an IRA within the period of time set forth in the Vanguard Traditional and Roth IRA Disclosure Document or to remove excess shareholder contributions to an IRA; and redemptions from Section 529 college savings plans; (2) share transfers, rollovers, or reregistrations within the same fund; (3) conversions of shares from one share class to another in the same fund; and (4) for a one-year period, shares rolled over to an IRA held at Vanguard from a retirement plan for which Vanguard serves as recordkeeper.*

In addition, redemption fees will not apply to (1) distributions by shareholders age 70½ or older from traditional IRAs, rollover IRAs, SEP-IRAs, SIMPLE IRAs, certain Individual Section 403(b)(7) Custodial Accounts, and Vanguard Retirement Plans and Vanguard Individual 401(k) Plans for which Vanguard Fiduciary Trust Company serves as trustee; and (2) distributions by beneficiaries from inherited IRAs, certain Individual Section 403(b)(7) Custodial Accounts, and Vanguard Retirement Plans and Vanguard Individual 401(k) Plans for which Vanguard Fiduciary Trust Company serves as trustee.

Also, participants in employer-sponsored defined contribution plans* will not incur redemption fees for the following: exchanges of shares purchased with participant payroll or employer contributions; distributions, loans, and in-service withdrawals from a plan, redemptions or transfers of shares as part of a plan termination or at the direction of the plan; and direct rollovers into IRAs.

Participants will incur redemption fees if, after making an exchange, transfer, or rollover into a fund with a redemption fee, the participant makes a subsequent exchange out of that fund within the redemption-fee period.

If Vanguard does not serve as recordkeeper for your plan, redemption fees may be applied differently. Please read your recordkeeper’s plan materials carefully to learn of any other rules or fees that may apply. Also see Frequent-Trading Limits—Accounts Held by Intermediaries for information about the assessment of redemption fees by intermediaries.

* The following Vanguard fund accounts will be subject to redemption fees: SEP-IRAs, SIMPLE IRAs, certain Section 403(b)(7) accounts, Vanguard Retirement Investment Program pooled plans, and Vanguard Retirement Plans for which Vanguard Fiduciary Trust Company serves as trustee.

Other Redemption Rules You Should Know

Documentation for certain accounts. Special documentation may be required to redeem from certain types of accounts, such as trust, corporate, nonprofit, or retirement accounts. Please call us before attempting to redeem from these types of accounts.

Potentially disruptive redemptions. Vanguard reserves the right to pay all or part of a redemption in kind—that is, in the form of securities—if we reasonably believe that a cash redemption would negatively affect the fund’s operation or performance or that the shareholder may be engaged in market-timing or frequent trading. Under these circumstances, Vanguard also reserves the right to delay payment of the redemption proceeds for up to seven calendar days. By calling us before you attempt to redeem a large dollar amount, you may avoid in-kind or delayed payment of your redemption. Please see Frequent-Trading Limits for information about Vanguard’s policies to limit frequent trading.

Recently purchased shares. Although you can redeem shares at any time, proceeds may not be made available to you until the fund collects payment for your purchase. This may take up to ten calendar days for shares purchased by check or by electronic bank transfer. If you have written a check on a fund with checkwriting privileges, that check may be rejected if your fund account does not have a sufficient available balance.

Share certificates. If you hold shares in certificates, those shares cannot be redeemed, exchanged, or converted until you return the certificates (unsigned) to Vanguard by registered mail. For the correct address, see Contacting Vanguard.

Address change. If you change your address online or by telephone, there may be a 15-day restriction on your ability to request redemptions online and by telephone. You can request a redemption in writing at any time. Confirmations of address changes are sent to both the old and new addresses.

Payment to a different person or address. At your request, we can make your redemption check payable to a different person or send it to a different address. However, this generally requires the written consent of all registered account owners and may require a signature guarantee. You may obtain a signature guarantee from some commercial or savings banks, credit unions, trust companies, or member firms of a U.S. stock exchange. A notary public cannot provide a signature guarantee.

No cancellations. Vanguard will not accept your request to cancel any redemption request once processing has begun. Please be careful when placing a redemption request.

Emergency circumstances. Vanguard funds can postpone payment of redemption proceeds for up to seven calendar days. In addition, Vanguard funds can suspend redemptions and/or postpone payments of redemption proceeds beyond seven calendar days at times when the NYSE is closed or during emergency circumstances, as determined by the SEC.

Exchanging Shares

An exchange occurs when you use the proceeds from the redemption of shares of one Vanguard fund to simultaneously purchase shares of a different Vanguard fund. You can make exchange requests online (if you are a registered user of Vanguard.com), by telephone, or by mail. See Purchasing Shares and Redeeming Shares.

If the NYSE is open for regular trading (generally until 4 p.m., Eastern time, on a business day) at the time an exchange request is received in good order, the trade date generally will be the same day. See Other Rules You Should Know—Good Order for additional information on all transaction requests.

Vanguard will not accept your request to cancel any exchange request once processing has begun. Please be careful when placing an exchange request.

Please note that Vanguard reserves the right, without notice, to revise or terminate the exchange privilege, limit the amount of any exchange, or reject an exchange, at any time, for any reason.

Frequent-Trading Limits

Because excessive transactions can disrupt management of a fund and increase the fund’s costs for all shareholders, Vanguard places certain limits on frequent trading in the Vanguard funds. Each Vanguard fund (other than money market funds and short-term bond funds) limits an investor’s purchases or exchanges into a fund account for 60 calendar days after the investor has redeemed or exchanged out of that fund account. ETF Shares are not subject to the frequent-trading limits.

For Vanguard Retirement Investment Program pooled plans, the policy applies to exchanges made online or by phone.

The frequent-trading policy does not apply to the following:

• Purchases of shares with reinvested dividend or capital gains distributions.

• Transactions through Vanguard’s Automatic Investment Plan, Automatic Exchange Service, Direct Deposit Service, Automatic Withdrawal Plan, Required Minimum Distribution Service, and Vanguard Small Business Online®.

• Redemptions of shares to pay fund or account fees.

• Transaction requests submitted by mail to Vanguard from shareholders who hold their accounts directly with Vanguard. (Transaction requests submitted by fax, if otherwise permitted, are not mail transactions and are subject to the policy.)

• Transfers and reregistrations of shares within the same fund.

• Purchases of shares by asset transfer or direct rollover.

• Conversions of shares from one share class to another in the same fund.

• Checkwriting redemptions.

• Section 529 college savings plans.

• Certain approved institutional portfolios and asset allocation programs, as well as trades made by Vanguard funds that invest in other Vanguard funds. (Please note that shareholders of Vanguard’s funds of funds are subject to the policy.)

For participants in employer-sponsored defined contribution plans,* the frequent-trading policy does not apply to:

• Purchases of shares with participant payroll or employer contributions or loan repayments.

• Purchases of shares with reinvested dividend or capital gains distributions.

• Distributions, loans, and in-service withdrawals from a plan.

• Redemptions of shares as part of a plan termination or at the direction of the plan.

• Automated transactions executed during the first six months of a participant’s enrollment in the Vanguard Managed Account Program.

• Redemptions of shares to pay fund or account fees.

• Share or asset transfers or rollovers.

• Reregistrations of shares.

• Conversions of shares from one share class to another in the same fund.

• Exchange requests submitted by mail to Vanguard. (Exchange requests submitted by fax, if otherwise permitted, are not mail requests and are subject to the policy.)

* The following Vanguard fund accounts are subject to the frequent-trading policy: SEP-IRAs, SIMPLE IRAs, certain Section 403(b)(7) accounts, and Vanguard Retirement Plans for which Vanguard Fiduciary Trust Company serves as trustee.

Accounts Held by Institutions (Other Than Defined Contribution Plans)

Vanguard will systematically monitor for frequent trading in institutional clients’ accounts. If we detect suspicious trading activity, we will investigate and take appropriate action, which may include applying to a client’s accounts the 60-day policy previously described, prohibiting a client’s purchases of fund shares, and/or revoking the client’s exchange privilege.

Accounts Held by Intermediaries

When intermediaries establish accounts in Vanguard funds for the benefit of their clients, we cannot always monitor the trading activity of the individual clients. However, we review trading activity at the intermediary (omnibus) level, and if we detect suspicious activity, we will investigate and take appropriate action. If necessary, Vanguard may prohibit additional purchases of fund shares by an intermediary, including for the benefit of certain of the intermediary’s clients. Intermediaries also may monitor their clients’ trading activities with respect to Vanguard funds.

For those Vanguard funds that charge purchase or redemption fees, intermediaries will be asked to assess purchase and redemption fees on client accounts and remit these fees to the funds. The application of purchase and redemption fees and frequent-trading policies may vary among intermediaries. There are no assurances that Vanguard will successfully identify all intermediaries or that intermediaries will properly assess purchase and redemption fees or administer frequent-trading policies. If you invest with Vanguard through an intermediary, please read that firm’s materials carefully to learn of any other rules or fees that may apply.

Other Rules You Should Know

Prospectus and Shareholder Report Mailings

Vanguard attempts to eliminate the unnecessary expense of duplicate mailings by sending just one prospectus and/or report when two or more shareholders have the same last name and address. You may request individual prospectuses and reports by contacting our Client Services Department in writing, by telephone, or by e-mail.

Vanguard.com

Registration. If you are a registered user of Vanguard.com, you can use your personal computer to review your account holdings; to buy, sell, or exchange shares of most Vanguard funds; and to perform most other transactions. You must register for this service online.

Electronic delivery. Vanguard can deliver your account statements, transaction confirmations, and fund financial reports electronically. If you are a registered user of Vanguard.com, you can consent to the electronic delivery of these documents by logging on and changing your mailing preference under “Account Profile.” You can revoke your electronic consent at any time online, and we will begin to send paper copies of these documents within 30 days of receiving your revocation.

Telephone Transactions

Automatic. When we set up your account, we’ll automatically enable you to do business with us by telephone, unless you instruct us otherwise in writing.

Tele-Account®. To conduct account transactions through Vanguard’s automated telephone service, you must first obtain a Personal Identification Number (PIN). Call Tele-Account at 800-662-6273 to obtain a PIN.

Proof of a caller’s authority. We reserve the right to refuse a telephone request if the caller is unable to provide the requested information or if we reasonably believe that the caller is not an individual authorized to act on the account. Before we allow a caller to act on an account, we may request the following information:

• Authorization to act on the account (as the account owner or by legal documentation or other means).

• Account registration and address.

• Fund name and account number, if applicable.

• Other information relating to the caller, the account owner, or the account.

Good Order

We reserve the right to reject any transaction instructions that are not in “good order.” Good order generally means that your instructions include:

• The fund name and account number.

• The amount of the transaction (stated in dollars, shares, or percentage).

Written instructions also must include:

• Signatures of all registered owners.

• Signature guarantees, if required for the type of transaction. (Call Vanguard for specific signature-guarantee requirements.)

• Any supporting documentation that may be required.

The requirements vary among types of accounts and transactions.

Vanguard reserves the right, without notice, to revise the requirements for good order.

Future Trade-Date Requests

Vanguard does not accept requests to hold a purchase, conversion, redemption, or exchange transaction for a future date. All such requests will receive trade dates as previously described in Purchasing Shares, Converting Shares, and Redeeming Shares. Vanguard reserves the right to return future-dated purchase checks.

Accounts With More Than One Owner

If an account has more than one owner or authorized person, Vanguard will accept telephone or online instructions from any one owner or authorized person.

Responsibility for Fraud

Vanguard will not be responsible for any account losses because of fraud if we reasonably believe that the person transacting business on an account is authorized to do so. Please take precautions to protect yourself from fraud. Keep your account information private, and immediately review any account statements that we provide to you. It is important that you contact Vanguard immediately about any transactions or changes to your account that you believe to be unauthorized.

Uncashed Checks

Please cash your distribution or redemption checks promptly. Vanguard will not pay interest on uncashed checks.

Unusual Circumstances

If you experience difficulty contacting Vanguard online, by telephone, or by Tele-Account, you can send us your transaction request by regular or express mail. See

Contacting Vanguard for addresses.

Investing With Vanguard Through Other Firms

You may purchase or sell shares of most Vanguard funds through a financial intermediary, such as a bank, broker, or investment advisor. Please consult your financial intermediary to determine which, if any, shares are available through that firm and to learn about other rules that may apply.

Please see Frequent-Trading Limits—Accounts Held by Intermediaries for information about the assessment of redemption fees and monitoring of frequent trading for accounts held by intermediaries.

Account Service Fee

For most shareholders, Vanguard charges a $20 account service fee on all fund accounts that have a balance below $10,000 for any reason, including market fluctuation. The account service fee applies to both retirement and nonretirement fund accounts and will be assessed on fund accounts in all Vanguard funds, regardless of a fund’s minimum investment amount. The fee, which will be collected by redeeming fund shares in the amount of $20, will be deducted from a fund account only once per calendar year.

If you register on Vanguard.com and elect to receive electronic delivery of statements, reports, and other materials for all of your fund accounts, the account service fee for balances below $10,000 will not be charged, so long as that election remains in effect.

The account service fee also does not apply to the following:

• Money market sweep accounts owned in connection with a Vanguard Brokerage Services® account.

• Accounts held through intermediaries.

• Accounts held by Voyager, Voyager Select, and Flagship members. Membership is based on total household assets held at Vanguard, with a minimum of $100,000 to qualify for Vanguard Voyager Services®, $500,000 for Vanguard Voyager Select Services®, and $1 million for Vanguard Flagship Services®. Vanguard determines membership by aggregating assets of all eligible accounts held by the investor and immediate family members who reside at the same address. Aggregate assets include investments in Vanguard mutual funds, Vanguard ETFs®, annuities through Vanguard, the Vanguard 529 Plan, certain small-business accounts, and employer-sponsored retirement plans for which Vanguard provides recordkeeping services.

• Participant accounts in employer-sponsored defined contribution plans.* Please consult your enrollment materials for the rules that apply to your account.

• Section 529 college savings plans.

* The following Vanguard fund accounts have alternative fee structures: SIMPLE IRAs, certain Section 403(b)(7) accounts, Vanguard Retirement Investment Program pooled plans, and Vanguard Retirement Plans for which Vanguard Fiduciary Trust Company serves as trustee.

Low-Balance Accounts

Each Fund reserves the right to liquidate a fund account whose balance falls below the minimum initial investment for any reason, including market fluctuation. This policy applies to nonretirement fund accounts and accounts that are held through intermediaries. Shares redeemed in accordance with this policy will be subject to applicable redemption fees.

Right to Change Policies

In addition to the rights expressly stated elsewhere in this prospectus, Vanguard reserves the right, without notice, to (1) alter, add, or discontinue any conditions of purchase (including eligibility requirements), redemption, exchange, conversion, service, or privilege at any time; (2) accept initial purchases by telephone; (3) freeze any account and/or suspend account services if Vanguard has received reasonable notice of a dispute regarding the assets in an account, including notice of a dispute between the registered or beneficial account owners, or if we reasonably believe a fraudulent transaction may occur or has occurred; (4) temporarily freeze any account and/or suspend account services upon initial notification to Vanguard of the death of the shareholder until Vanguard receives required documentation in good order; (5) alter, impose, discontinue, or waive any redemption fee, account service fee, or other fees charged to a group of shareholders; and (6) redeem an account or suspend account privileges, without the owner’s permission to do so, in cases of threatening conduct or activity Vanguard believes to be suspicious, fraudulent, or illegal. Changes may affect any or all investors. These actions will be taken when, at the sole discretion of Vanguard management, we reasonably believe they are deemed to be in the best interest of a fund.

Share Classes

Vanguard reserves the right, without notice, to change the eligibility requirements of its share classes, including the types of clients who are eligible to purchase each share class.

Fund and Account Updates

Confirmation Statements

We will send (or provide online, whichever you prefer) a confirmation of your trade date and the amount of your transaction when you buy, sell, exchange, or convert shares. However, we will not send confirmations reflecting only checkwriting redemptions or the reinvestment of dividend or capital gains distributions. For any month in which you had a checkwriting redemption, a Checkwriting Activity Statement will be sent to you itemizing the checkwriting redemptions for that month. Promptly review each confirmation statement that we provide to you by mail or online. It is important that you contact Vanguard immediately with any questions you may have about any transaction reflected on a confirmation statement, or Vanguard will consider the transaction properly processed.

Portfolio Summaries

We will send (or provide online, whichever you prefer) quarterly portfolio summaries to help you keep track of your accounts throughout the year. Each summary shows the market value of your account at the close of the statement period, as well as all distributions, purchases, redemptions, exchanges, transfers, and conversions for the current calendar year. Promptly review each summary that we provide to you by mail or online. It is important that you contact Vanguard immediately with any questions you may have about any transaction reflected on the summary, or Vanguard will consider the transaction properly processed.

Tax Statements

For most accounts, we will send annual tax statements to assist you in preparing your income tax returns. These statements, which are generally mailed in January, will report the previous year’s dividends, capital gains distributions, proceeds from the sale of shares from taxable accounts, and distributions from IRAs and other retirement plans. Registered users of Vanguard.com can view these statements online.

Average-Cost Review Statements

For most taxable accounts, an average-cost review statement will accompany the annual Form 1099-B. This statement shows the average cost of shares that you redeemed during the previous calendar year, using the average-cost single-category method, one of the methods established by the IRS and the only method used by Vanguard. You may want to consult a tax professional to determine if a different method is best for you.

Annual and Semiannual Reports

We will send (or provide online, whichever you prefer) comprehensive reports about Vanguard Tax-Managed Funds twice a year, in February and August. These reports include overviews of the financial markets and provide the following specific Fund information:

  Performance assessments and comparisons with industry benchmarks.
  Financial statements with listings of Fund holdings.

Portfolio Holdings

We generally post on our website at www.vanguard.com, in the Portfolio section of each Fund’s Portfolio & Management page, a detailed list of the securities held by the Fund, as of the end of the most recent calendar quarter. This list is generally updated within 30 days after the end of each calendar quarter. Vanguard may exclude any portion of these portfolio holdings from publication when deemed in the best interest of the Fund. We also generally post the ten largest stock portfolio holdings of the Fund and the percentage of the Fund’s total assets that each of these holdings represents, as of the end of the most recent calendar quarter. This list is generally updated within 15 calendar days after the end of each calendar quarter. Please consult the Fund’s Statement of Additional Information or our website for a description of the policies and procedures that govern disclosure of the Fund’s portfolio holdings.

Contacting Vanguard

Web
Vanguard.com	For the most complete source of Vanguard news
24 hours a day, 7 days a week	For fund, account, and service information
For most account transactions
For literature requests

Phone
Vanguard Tele-Account® 800-662-6273	For automated fund and account information
(ON-BOARD)	For exchange transactions (subject to limitations)
Toll-free, 24 hours a day, 7 days a week
Investor Information 800-662-7447 (SHIP) For fund and service information
(Text telephone for people with hearing	For literature requests
impairment at 800-749-7273)	Business hours only: Monday–Friday, 8 a.m. to 10 p.m.,
Eastern time; Saturday, 9 a.m. to 4 p.m., Eastern time
Client Services 800-662-2739 (CREW)	For account information
(Text telephone for people with hearing	For most account transactions
impairment at 800-749-7273)	Business hours only: Monday–Friday, 8 a.m. to 10 p.m.,
Eastern time; Saturday, 9 a.m. to 4 p.m., Eastern time
Admiral Services	For Admiral account information
888-237-9949	For most Admiral transactions
Business hours only: Monday–Friday, 8 a.m. to 10 p.m.,
Eastern time; Saturday, 9 a.m. to 4 p.m., Eastern time
Institutional Division	For information and services for large institutional investors
888-809-8102	Business hours only: Monday–Friday, 8:30 a.m. to 9 p.m.,
Eastern time
Intermediary Sales Support	For information and services for financial intermediaries
800-997-2798	including broker-dealers, trust institutions, insurance
companies, and financial advisors
Business hours only: Monday–Friday, 8:30 a.m. to 7 p.m.,
Eastern time

Vanguard Addresses

Please be sure to use the correct address, depending on your method of delivery. Use of an incorrect address could delay the processing of your transaction.

Regular Mail (Individuals)	The Vanguard Group
	P.O. Box 1110
	Valley Forge, PA 19482-1110
Regular Mail (Institutions)	The Vanguard Group
	P.O. Box 2900
	Valley Forge, PA 19482-2900
Registered, Express, or Overnight	The Vanguard Group
	455 Devon Park Drive
	Wayne, PA 19087-1815

Additional Information

				Vanguard
	Inception	Suitable	Newspaper	Fund	CUSIP
	Date	for IRAs	Abbreviation	Number	Number
Tax-Managed Balanced Fund	9/6/1994	No	TxMBal	103	921943304
Tax-Managed Growth and
Income Fund
Investor Shares	9/6/1994	No	TxMGI	101	921943106
Admiral Shares	11/12/2001	No	TxMGIAdml	5101	921943874
Tax-Managed Capital
Appreciation Fund
Investor Shares	9/6/1994	No	TxMCap	102	921943205
Admiral Shares	11/12/2001	No	TxMCapAdml	5102	921943866
Tax-Managed Small-Cap Fund	3/25/1999	No	TxMSC	116	921943403
Tax-Managed International Fund 8/17/1999		No	TxMIn	127	921943809

CFA® is a trademark owned by CFA Institute. The Funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities. For any such funds or securities, the Statement of Additional Information contains a more detailed description of the limited relationship MSCI has with The Vanguard Group and any related funds. Russell is a trademark of The Frank Russell Company. Standard & Poor’s ®, S&P ® , S&P 500 ®, Standard & Poor’s 500, and 500 are trademarks of The McGraw-Hill Companies, Inc., and have been licensed for use by The Vanguard Group, Inc. Vanguard mutual funds are not sponsored, endorsed, sold, or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the funds.

Glossary of Investment Terms

Active Management. An investment approach that seeks to exceed the average returns of the financial markets. Active managers rely on research, market forecasts, and their own judgment and experience in selecting securities to buy and sell.

Capital Gains Distribution. Payment to mutual fund shareholders of gains realized on securities that a fund has sold at a profit, minus any realized losses.

Cash Investments. Cash deposits, short-term bank deposits, and money market instruments that include U.S. Treasury bills and notes, bank certificates of deposit (CDs), repurchase agreements, commercial paper, and banker’s acceptances.

Common Stock. A security representing ownership rights in a corporation. A stockholder is entitled to share in the company’s profits, some of which may be paid out as dividends.

Coupon. The interest rate paid by the issuer of a debt security until its maturity. It is expressed as an annual percentage of the face value of the security.

Dividend Distribution. Payment to mutual fund shareholders of income from interest or dividends generated by a fund’s investments.

Expense Ratio. The percentage of a fund’s average net assets used to pay its expenses during a fiscal year. The expense ratio includes management expenses—such as advisory fees, account maintenance, reporting, accounting, legal, and other administrative expenses—and any 12b-1 distribution fees. It does not include the transaction costs of buying and selling portfolio securities.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Capitalization. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Mutual Fund. An investment company that pools the money of many people and invests it in a variety of securities in an effort to achieve a specific objective over time.

Passive Management. A low-cost investment strategy in which a mutual fund attempts to track—rather than outperform—a specified market benchmark or “index”; also known as indexing.

Principal. The face value of a debt instrument or the amount of money put into an investment.

Securities. Stocks, bonds, money market instruments, and other investment vehicles.

Total Return. A percentage change, over a specified time period, in a mutual fund’s net asset value, assuming the reinvestment of all distributions of dividends and capital gains.

Volatility. The fluctuations in value of a mutual fund or other security. The greater a fund’s volatility, the wider the fluctuations in its returns.

Yield. Income (interest or dividends) earned by an investment, expressed as a percentage of the investment’s price.

This page intentionally left blank.

This page intentionally left blank.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > www.vanguard.com

For More Information

If you would like more information about Vanguard Tax-Managed Funds, the following documents are available free upon request:

Annual/Semiannual Reports to Shareholders

Additional information about the Funds’ investments is available in the Funds’ annual and semiannual reports to shareholders. In the annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during their last fiscal year.

Statement of Additional Information (SAI)

The SAI provides more detailed information about the Funds.

The SAI and portions of the current annual and semiannual reports are incorporated by reference into (and are thus legally a part of) this prospectus.

To receive a free copy of the latest annual or semiannual reports or the SAI, or to request additional information about the Funds or other Vanguard funds, please visit www.vanguard.com or contact us as follows:

The Vanguard Group

Investor Information Department P.O. Box 2600 Valley Forge, PA 19482-2600 Telephone: 800-662-7447 (SHIP)

Text telephone for people with hearing impairment: 800-749-7273

If you are a current Vanguard shareholder and would like information about your account, account transactions, and/or account statements, please call:

Client Services Department Telephone: 800-662-2739 (CREW)

Text telephone for people with hearing impairment: 800-749-7273

Information Provided by the Securities and Exchange Commission (SEC)

You can review and copy information about the Funds (including the SAI) at the SEC’s Public Reference Room in Washington, DC. To find out more about this public service, call the SEC at 202-551-8090. Reports and other information about the Funds are also available in the EDGAR database on the SEC’s Internet site at www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-1520.

Funds’ Investment Company Act file number: 811-07175

© 2010 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor.

P103 042010

Vanguard Tax-Managed Funds®
Prospectus

April 26, 2010

Institutional Shares
Vanguard Tax-Managed Growth and Income Fund Institutional Shares (VTMIX)
Vanguard Tax-Managed Capital Appreciation Fund Institutional Shares (VTCIX)
Vanguard Tax-Managed Small-Cap Fund Institutional Shares (VTSIX)
Vanguard Tax-Managed International Fund Institutional Shares (VTMNX)

This prospectus contains financial data for the Funds through the fiscal year ended December 31, 2009.
The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Contents

Vanguard Fund Summaries		Financial Highlights	37
Tax-Managed Growth and Income Fund	1	Investing With Vanguard	42
Tax-Managed Capital Appreciation Fund	6	Purchasing Shares	42
Tax-Managed Small-Cap Fund	11	Converting Shares	45
Tax-Managed International Fund*	16	Redeeming Shares	46
Investing in Tax-Managed Funds	21	Exchanging Shares	50
More on the Funds	22	Frequent-Trading Limits	51
The Funds and Vanguard	31	Other Rules You Should Know	53
Investment Advisor	31	Fund and Account Updates	56
Dividends, Capital Gains, and Taxes	33	Contacting Vanguard	58
Share Price	35	Additional Information	59
		Glossary of Investment Terms	60

*

Vanguard Tax-Managed Growth and Income Fund

Investment Objective

The Fund seeks to provide a tax-efficient investment return consisting of long-term capital appreciation and a moderate level of current income.

Fees and Expenses

The following tables describe the fees and expenses you may pay if you buy and hold Institutional Shares of the Fund.

Shareholder Fees
(Fees paid directly from your investment)
Sales Charge (Load) Imposed on Purchases	None
Purchase Fee	None[1]
Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee	1%[2]

1 The Fund reserves the right to deduct a purchase fee from future purchases of shares.
2 The 1% fee applies only if you redeem shares within five years of purchase by selling or by exchanging to another
Vanguard fund.

Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Management Expenses	0.06%
12b-1 Distribution Fee	None
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.09%

Examples

The following examples are intended to help you compare the cost of investing in the Fund’s Institutional Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund’s shares. The first example assumes that the Shares provide a return of 5% a year, that operating expenses remain the same, and that you redeem your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1

1 Year	3 Years	5 Years	10 Years
$114	$145	$51	$115

The one- and three-year figures in the preceding example include the Fund’s 1% redemption fee. The five- and ten-year figures do not include the fee, because it applies only to shares held for less than five years.

The next example assumes that you did not redeem your shares at the end of the given period. Expenses for the one- and three-year periods are lower than in the first example, because the Fund’s 1% redemption fee does not apply.

1 Year	3 Years	5 Years	10 Years
$9	$29	$51	$115

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 38% of the average value of its portfolio.

Primary Investment Strategies

The Fund purchases stocks included in the Standard & Poor‘s 500 Index—an index that is dominated by the stocks of large U.S. companies. The Fund will hold substantially all of the S&P 500 Index stocks. To minimize capital gains distributions caused by portfolio trades, the Fund sells portfolio securities with a higher tax basis.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund’s share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund’s performance could be hurt by:

• Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund’s benchmark index may, at times, become focused in stocks of a particular sector, category, or group of companies.

2

• Investment style risk, which is the chance that returns from large-capitalization stocks will trail returns from the overall stock market. Large-cap stocks tend to go through cycles of doing better—or worse—than the stock market in general. These periods have, in the past, lasted for as long as several years.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund‘s Institutional Shares (including operating expenses but excluding shareholder fees) has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Institutional Shares (including operating expenses and any applicable shareholder fees) compare with those of the Fund’s benchmark index. Keep in mind that the Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at www.vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns—Institutional Shares1

1 If applicable shareholder fees were reflected, returns would be less than those shown.

During the periods shown in the bar chart, the highest return for a calendar quarter was 15.92% (quarter ended June 30, 2009), and the lowest return for a quarter was –21.94% (quarter ended December 31, 2008).

3

Average Annual Total Returns for Periods Ended December 31, 2009
	1 Year	5 Years	10 Years
Vanguard Tax-Managed Growth and Income Fund Institutional Shares
Return Before Taxes	25.39%	0.46%	–0.88%
Return After Taxes on Distributions	24.94	0.14	–1.25
Return After Taxes on Distributions and Sale of Fund Shares	16.99	0.40	–0.85
S&P 500 Index
(reflects no deduction for fees, expenses, or taxes)	26.46%	0.42%	–0.95%

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Investment Advisor

The Vanguard Group, Inc.

Portfolio Manager

Michael Perre, Principal of Vanguard. He has managed the Fund since 2006.

4

Purchase and Sale of Fund Shares

You may purchase or redeem shares online through our website at www.vanguard.com, by mail (The Vanguard Group, P.O. Box 1110, Valley Forge, PA 19482-1110), or by telephone (800-662-2739). The following table provides the Fund’s minimum initial and subsequent investment requirements.

Account Minimums	Institutional Shares
To open and maintain an account	$5 million
To add to an existing account	$100 (other than by Automatic Investment Plan,
which has no established minimum).

Tax Information

The Fund’s distributions may be taxable as ordinary income or capital gain.

Payments to Financial Intermediaries

The Fund and its investment advisor do not pay financial intermediaries for sales of Fund shares or related services.

5

Vanguard Tax-Managed Capital Appreciation Fund

Investment Objective

The Fund seeks to provide a tax-efficient investment return consisting of long-term capital appreciation.

Fees and Expenses

The following tables describe the fees and expenses you may pay if you buy and hold Institutional Shares of the Fund.

Shareholder Fees
(Fees paid directly from your investment)
Sales Charge (Load) Imposed on Purchases	None
Purchase Fee	None[1]
Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee	1%[2]

1 The Fund reserves the right to deduct a purchase fee from future purchases of shares.
2 The 1% fee applies only if you redeem shares within five years of purchase by selling or by exchanging to another
Vanguard fund.

Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Management Expenses	0.07%
12b-1 Distribution Fee	None
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.09%

Examples

The following examples are intended to help you compare the cost of investing in the Fund’s Institutional Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund’s shares. The first example assumes that the Shares provide a return of 5% a year, that operating expenses remain the same, and that you redeem your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

6

1 Year	3 Years	5 Years	10 Years
$114	$145	$51	$115

The one- and three-year figures in the preceding example include the Fund’s 1% redemption fee. The five- and ten-year figures do not include the fee, because it applies only to shares held for less than five years.

The next example assumes that you did not redeem your shares at the end of the given period. Expenses for the one- and three-year periods are lower than in the first example, because the Fund’s 1% redemption fee does not apply.

1 Year	3 Years	5 Years	10 Years
$9	$29	$51	$115

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 26% of the average value of its portfolio.

Primary Investment Strategies

The Fund purchases stocks that pay lower dividends and are included in the Russell 1000 Index—an index that is made up of the stocks of large- and mid-capitalization U.S. companies. The Fund uses statistical methods to “sample” the Index, aiming to minimize taxable dividends while approximating the other characteristics of the Index. The expected result is a portfolio that will loosely track the total return performance of the Index, but with lower taxable income distributions.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund’s share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund’s performance could be hurt by:

• Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

7

The Fund’s benchmark index may, at times, become focused in stocks of a particular sector, category, or group of companies.

• Investment style risk, which is the chance that returns from large- and mid-capitalization stocks will trail returns from the overall stock market. Historically, mid-cap stocks have been more volatile in price than the large-cap stocks that dominate the overall market, and they often perform quite differently.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund‘s Institutional Shares (including operating expenses but excluding shareholder fees) has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Institutional Shares (including operating expenses and any applicable shareholder fees) compare with those of the Fund’s benchmark index. Keep in mind that the Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at www.vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns—Institutional Shares1

1 If applicable shareholder fees were reflected, returns would be less than those shown.

During the periods shown in the bar chart, the highest return for a calendar quarter was 16.76% (quarter ended June 30, 2009), and the lowest return for a quarter was –22.25% (quarter ended December 31, 2008).

8

Average Annual Total Returns for Periods Ended December 31, 2009
	1 Year	5 Years	10 Years
Vanguard Tax-Managed Capital Appreciation Fund Institutional Shares
Return Before Taxes	27.94%	1.07%	–0.96%
Return After Taxes on Distributions	27.63	0.82	–1.21
Return After Taxes on Distributions and Sale of Fund Shares	18.57	0.91	–0.88
Russell 1000 Index
(reflects no deduction for fees, expenses, or taxes)	28.43%	0.79%	–0.49%

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Investment Advisor
The Vanguard Group, Inc.

Portfolio Manager

Michael H. Buek, CFA, Principal of Vanguard. He has managed the Fund since its inception in 1994.

Purchase and Sale of Fund Shares

You may purchase or redeem shares online through our website at www.vanguard.com, by mail (The Vanguard Group, P.O. Box 1110, Valley Forge, PA 19482-1110), or by telephone (800-662-2739). The following table provides the Fund’s minimum initial and subsequent investment requirements.

Account Minimums	Institutional Shares
To open and maintain an account	$5 million
To add to an existing account	$100 (other than by Automatic Investment Plan,
which has no established minimum).

9

Tax Information

The Fund’s distributions may be taxable as ordinary income or capital gain.

Payments to Financial Intermediaries

The Fund and its investment advisor do not pay financial intermediaries for sales of Fund shares or related services.

10

Vanguard Tax-Managed Small-Cap Fund

Investment Objective

The Fund seeks to provide a tax-efficient investment return consisting of long-term capital appreciation.

Fees and Expenses

The following tables describe the fees and expenses you may pay if you buy and hold Institutional Shares of the Fund.

Shareholder Fees
(Fees paid directly from your investment)
Sales Charge (Load) Imposed on Purchases	None
Purchase Fee	None[1]
Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee	1%[2]

1 The Fund reserves the right to deduct a purchase fee from future purchases of shares.
2 The 1% fee applies only if you redeem shares within five years of purchase by selling or by exchanging to another
Vanguard fund.

Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Management Expenses	0.06%
12b-1 Distribution Fee	None
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.09%

Examples

The following examples are intended to help you compare the cost of investing in the Fund’s Institutional Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund’s shares. The first example assumes that the Shares provide a return of 5% a year, that operating expenses remain the same, and that you redeem your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

11

1 Year	3 Years	5 Years	10 Years
$114	$145	$51	$115

The one- and three-year figures in the preceding example include the Fund’s 1% redemption fee. The five- and ten-year figures do not include the fee, because it applies only to shares held for less than five years.

The next example assumes that you did not redeem your shares at the end of the given period. Expenses for the one- and three-year periods are lower than in the first example, because the Fund’s 1% redemption fee does not apply.

1 Year	3 Years	5 Years	10 Years
$9	$29	$51	$115

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 37% of the average value of its portfolio.

Primary Investment Strategies

The Fund purchases stocks included in the Standard & Poor‘s SmallCap 600 Index—an index that is made up of stocks of smaller U.S. companies—in approximately the same proportions as in the Index. To improve tax efficiency, the Fund may limit investments in Index securities that have undesirable tax characteristics, and may continue to hold securities no longer included in the Index.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund’s share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund’s performance could be hurt by:

• Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund’s benchmark index may, at times, become focused in stocks of a particular sector, category, or group of companies.

12

• Investment style risk, which is the chance that returns from small-capitalization stocks will trail returns from the overall stock market. Historically, small-cap stocks have been more volatile in price than the large-cap stocks that dominate the overall market, and they often perform quite differently.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund‘s Institutional Shares (including operating expenses but excluding shareholder fees) has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Institutional Shares (including operating expenses and any applicable shareholder fees) compare with those of the Fund’s benchmark index. Keep in mind that the Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at www.vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns—Institutional Shares1

1 If applicable shareholder fees were reflected, returns would be less than those shown.

During the periods shown in the bar chart, the highest return for a calendar quarter was 21.05% (quarter ended June 30, 2009), and the lowest return for a quarter was –24.78% (quarter ended December 31, 2008).

13

Average Annual Total Returns for Periods Ended December 31, 2009
	1 Year	5 Years	10 Years
Vanguard Tax-Managed Small-Cap Fund Institutional Shares
Return Before Taxes	24.50%	1.51%	6.54%
Return After Taxes on Distributions	24.36	1.35	6.35
Return After Taxes on Distributions and Sale of Fund Shares	16.12	1.28	5.69
S&P SmallCap 600 Index
(reflects no deduction for fees, expenses, or taxes)	25.57%	1.36%	6.35%

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Investment Advisor
The Vanguard Group, Inc.

Portfolio Manager

Michael H. Buek, CFA, Principal of Vanguard. He has managed the Fund since its inception in 1999.

Purchase and Sale of Fund Shares

You may purchase or redeem shares online through our website at www.vanguard.com, by mail (The Vanguard Group, P.O. Box 1110, Valley Forge, PA 19482-1110), or by telephone (800-662-2739). The following table provides the Fund’s minimum initial and subsequent investment requirements.

Account Minimums	Institutional Shares
To open and maintain an account	$5 million
To add to an existing account	$100 (other than by Automatic Investment Plan,
which has no established minimum).

14

Tax Information

The Fund’s distributions may be taxable as ordinary income or capital gain.

Payments to Financial Intermediaries

The Fund and its investment advisor do not pay financial intermediaries for sales of Fund shares or related services.

15

Vanguard Tax-Managed International Fund

Investment Objective

The Fund seeks to provide a tax-efficient investment return consisting of long-term capital appreciation.

Fees and Expenses

The following tables describe the fees and expenses you may pay if you buy and hold Institutional Shares of the Fund.

Shareholder Fees
(Fees paid directly from your investment)
Sales Charge (Load) Imposed on Purchases	None
Purchase Fee	None[1]
Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee	1%[2]

1 The Fund reserves the right to deduct a purchase fee from future purchases of shares.
2 The 1% fee applies only if you redeem shares within five years of purchase by selling or by exchanging to another
Vanguard fund.

Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Management Expenses	0.06%
12b-1 Distribution Fee	None
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.10%

Examples

The following examples are intended to help you compare the cost of investing in the Fund’s Institutional Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund’s shares. The first example assumes that the Shares provide a return of 5% a year, that operating expenses remain the same, and that you redeem your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

16

1 Year	3 Years	5 Years	10 Years
$115	$148	$56	$128

The one- and three-year figures in the preceding example include the Fund’s 1% redemption fee. The five- and ten-year figures do not include the fee, because it applies only to shares held for less than five years.

The next example assumes that you did not redeem your shares at the end of the given period. Expenses for the one- and three-year periods are lower than in the first example, because the Fund’s 1% redemption fee does not apply.

1 Year	3 Years	5 Years	10 Years
$10	$32	$56	$128

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 9% of the average value of its portfolio.

Primary Investment Strategies

The Fund purchases stocks included in the MSCI® EAFE® Index, which is made up of approximately 950 common stocks of companies located in 21 countries in Europe, Australia, Asia, and the Far East. The Fund uses statistical methods to “sample” the Index, aiming to closely track its investment performance while limiting investments in Index securities that have undesirable tax characteristics in an attempt to minimize taxable income distributions.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund’s share price and total return to fluctuate within a wide range, like the fluctuations of global stock markets. The Fund’s performance could be hurt by:

• Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund’s investments in foreign stocks can be riskier than U.S. stock

17

investments. The prices of foreign stocks and the prices of U.S. stocks have, at times, moved in opposite directions. In addition, the Fund’s benchmark index may, at times, become focused in stocks of a particular sector, category, or group of companies.

• Country/regional risk, which is the chance that world events—such as political upheaval, financial troubles, or natural disasters—will adversely affect the value of securities issued by companies in foreign countries or regions. Because the Fund may invest a large portion of its assets in securities of companies located in any one country or region, the Fund’s performance may be hurt disproportionately by the poor performance of its investments in that area.

• Currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund‘s Institutional Shares (including operating expenses but excluding shareholder fees) has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Institutional Shares (including operating expenses and any applicable shareholder fees) compare with those of the Fund’s benchmark index. MSCI EAFE Index returns are adjusted for withholding taxes applicable to Luxembourg holding companies. Keep in mind that the Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at www.vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

18

Annual Total Returns—Institutional Shares1

1 If applicable shareholder fees were reflected, returns would be less than those shown.

During the periods shown in the bar chart, the highest return for a calendar quarter was 25.37% (quarter ended June 30, 2009), and the lowest return for a quarter was –19.87% (quarter ended September 30, 2002).

Average Annual Total Returns for Periods Ended December 31, 2009

			Since
			Inception
			(Jan. 4,
	1 Year	5 Years	2001)
Vanguard Tax-Managed International Fund Institutional Shares
Return Before Taxes	27.22%	3.81%	3.23%
Return After Taxes on Distributions	26.94	3.57	2.91
Return After Taxes on Distributions and Sale of Fund Shares	18.48	3.43	2.79
MSCI EAFE Index
(reflects no deduction for fees or expenses)	31.78%	3.54%	3.06%

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

19

Investment Advisor

The Vanguard Group, Inc.

Portfolio Manager

Donald M. Butler, CFA, Principal of Vanguard. He has co-managed the Fund since 2008.

Duane F. Kelly, Principal of Vanguard. He has managed the Fund since its inception in 1999 (co-managed since 2008).

Purchase and Sale of Fund Shares

You may purchase or redeem shares online through our website at www.vanguard.com, by mail (The Vanguard Group, P.O. Box 1110, Valley Forge, PA 19482-1110), or by telephone (800-662-2739). The following table provides the Fund’s minimum initial and subsequent investment requirements.

Account Minimums	Institutional Shares
To open and maintain an account	$5 million
To add to an existing account	$100 (other than by Automatic Investment Plan,
which has no established minimum).

Tax Information

The Fund’s distributions may be taxable as ordinary income or capital gain.

Payments to Financial Intermediaries

The Fund and its investment advisor do not pay financial intermediaries for sales of Fund shares or related services.

20

Investing in Tax-Managed Funds

Most mutual funds seek to maximize pre-tax total returns, without regard to the personal tax consequences for investors. Yet most investors stand to lose a significant portion of their investment returns to federal, state, and local taxes. Fund dividends and short-term capital gains are now taxed at federal income tax rates as high as 35%; for long-term capital gains, the rates can be up to 15%. The Vanguard Tax-Managed Funds aim to minimize the impact of taxes on investors’ total returns by operating in a tax-efficient manner. Each Fund uses these tax-management techniques:

• Low turnover. Each Fund seeks to minimize turnover by employing an index-oriented approach to stock investing. Frequent trading—a hallmark of many actively managed funds—causes a fund to realize capital gains, which must then be distributed to shareholders, reducing after-tax returns.

• A disciplined sell-selection method. When selling specific securities, each Fund will select a specific share lot—more often than not, the highest-cost shares—in order to minimize realized capital gains. In addition, the Fund may sell securities at a loss in order to offset realized capital gains that would otherwise have to be distributed to shareholders.

• Bias against taxable dividend income. The Tax-Managed Capital Appreciation Fund minimizes taxable dividend income by focusing on the lower-yielding stocks in its benchmark index (the Russell 1000 Index).

Each Fund imposes a redemption fee on short-term investors, whose in-and-out activity can reduce the Fund’s tax efficiency by causing it to realize capital gains. The fee is 1% for shares held less than five years. This fee is paid to the Fund to help cover transaction costs it incurs when selling securities to meet redemptions.

21

More on the Funds

This prospectus describes the primary risks you would face as a Fund shareholder. It is important to keep in mind one of the main axioms of investing: The higher the risk of losing money, the higher the potential reward. The reverse, also, is generally true: The lower the risk, the lower the potential reward. As you consider an investment in any mutual fund, you should take into account your personal tolerance for fluctuations in the securities markets. Look for this [FLAG] symbol throughout the prospectus. It is used to mark detailed information about the more significant risks that you would confront as a Fund shareholder. To highlight terms and concepts important to mutual fund investors, we have provided Plain Talk® explanations along the way. Reading the prospectus will help you decide whether a Fund is the right investment for you. We suggest that you keep this prospectus for future reference.

Share Class Overview

This prospectus offers the Funds’ Institutional Shares, which are for investors who invest a minimum of $5 million. A separate prospectus offers Investor Shares for all of the Funds and AdmiralTM Shares for the Tax-Managed Growth and Income and Capital Appreciation Funds. Investor Shares and Admiral Shares have investment minimums of $10,000 and $100,000, respectively. In addition, the Tax-Managed International Fund issues an exchange-traded class of shares (Vanguard Europe Pacific ETF), which is also offered through a separate prospectus.

All share classes offered by a Fund have the same investment objective, strategies, and policies. However, different share classes have different expenses; as a result, their investment performances will differ.

Plain Talk About Costs of Investing

Costs are an important consideration in choosing a mutual fund. That’s because you, as a shareholder, pay the costs of operating a fund, plus any transaction costs incurred when the fund buys or sells securities. These costs can erode a substantial portion of the gross income or the capital appreciation a fund achieves. Even seemingly small differences in expenses can, over time, have a dramatic effect on a fund’s performance.

The following sections explain the primary investment strategies and policies that each Fund uses in pursuit of its objective. The Fund’s board of trustees, which oversees the Fund’s management, may change investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental. Note that each Fund’s investment objective is not fundamental and may be changed without a shareholder vote.

22

Vanguard Tax-Managed Small-Cap Fund will invest all, or substantially all (but in no event less than 80%), of its assets in small-cap stocks, which include those stocks in the S&P SmallCap 600 Index. This policy may be changed only upon 60 days’ notice to shareholders. The Fund’s investment in small-cap stocks generally will be within the capitalization range of the companies included in the S&P SmallCap 600 Index ($45 million to $2.8 billion as of December 31, 2009). In the future, the Index’s market-capitalization range may be higher or lower, and the Fund’s investment may track another small-cap index. Such changes may occur at any time and without notice to Fund shareholders.

Market Exposure

The following grid shows, at a glance, the types of investments made by each Fund as its primary investment strategy, as well as the percentage of assets that each Fund expects to commit to these investments. Market exposure is expected to play the most important role in achieving a Fund’s investment objective.

Vanguard Tax-Managed Fund
	Growth and	Capital
Market Exposure	Income	Appreciation	Small-Cap	International
Common stocks	100%	100% Large-	100%	100%
	Predominantly	and mid-cap	Small-cap	Predominantly
	large-cap U.S.	U.S. companies	U.S. companies	large-cap foreign
	companies			companies

U.S. Stocks

Each Fund invests in U.S. stocks as a primary investment strategy, except for the Tax-Managed International Fund, which invests in foreign stocks as a primary investment strategy. The size of the companies on which the Funds focus varies with each Fund.

Each Fund is subject to stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. A Fund’s benchmark index may, at times, become focused in stocks of a particular sector, category, or group of companies.

To illustrate the volatility of stock prices, the following table shows the best, worst, and average annual total returns for the U.S. stock market over various periods as measured by the Standard & Poor‘s 500 Index, a widely used barometer of market activity. (Total returns consist of dividend income plus change in market price.) Note that the returns shown do not include the costs of buying and selling stocks or other expenses that a real-world investment portfolio would incur.

23

U.S. Stock Market Returns
(1926–2009)
	1 Year	5 Years	10 Years	20 Years
Best	54.2%	28.6%	19.9%	17.8%
Worst	–43.1	–12.4	–1.4	3.1
Average	11.8	10.1	10.7	11.3

The table covers all of the 1-, 5-, 10-, and 20-year periods from 1926 through 2009. You can see, for example, that although the average return on common stocks for all of the 5-year periods was 10.1%, average returns for individual 5-year periods ranged from –12.4% (from 1928 through 1932) to 28.6% (from 1995 through 1999). These average returns reflect past performance of common stocks; you should not regard them as an indication of future performance of either the stock market as a whole or the Funds in particular.

Keep in mind that the S&P 500 Index (the index tracked by the Tax-Managed Growth and Income Fund) holds mainly large-cap stocks. Historically, small- and mid-cap stocks have been more volatile than—and at times have performed quite differently from—large-cap stocks. This volatility is due to several factors, including less-certain growth and dividend prospects for smaller companies. The Tax-Managed Capital Appreciation Fund holds mid-cap stocks in addition to large-cap stocks; the Tax-Managed Small-Cap Fund holds small-cap stocks; and the Tax-Managed International Fund holds mainly large-cap foreign stocks.

Stocks of publicly traded companies and funds that invest in stocks are often classified according to market value, or market capitalization. These classifications typically include small-cap, mid-cap, and large-cap. It’s important to understand that, for both companies and stock funds, market-capitalization ranges change over time. Also, interpretations of size vary, and there are no “official” definitions of small-, mid-, and large-cap, even among Vanguard fund advisors. The asset-weighted median market capitalization of each Fund as of December 31, 2009, was:

Market
Tax-Managed Fund	Capitalization
Growth and Income	$42.7 billion
Capital Appreciation	32.6
Small-Cap	0.9
International	34.9

24

Foreign Stocks

The Tax-Managed International Fund seeks to provide tax-efficient investment returns consisting of long-term capital appreciation by investing in a broadly diversified group of stocks of foreign companies.

Investments in foreign stocks can be riskier than U.S. stock investments. The prices of foreign stocks and the prices of U.S. stocks have, at times, moved in opposite directions. In addition, the Fund's benchmark index may, at times, become focused in stocks of a particular sector, category, or group of companies.

Plain Talk About International Investing

U.S. investors who invest abroad will encounter risks not typically associated with U.S. companies, because foreign stock and bond markets operate differently from the U.S. markets. For instance, foreign companies are not subject to the same accounting, auditing, and financial-reporting standards and practices as
U.S. companies, and their stocks may not be as liquid as those of similar U.S.
firms. In addition, foreign stock exchanges, brokers, and companies generally have less government supervision and regulation than their counterparts in the
United States. These factors, among others, could negatively affect the returns
U.S. investors receive from foreign investments.

The Tax-Managed International Fund is subject to country/regional risk and currency risk. Country/regional risk is the chance that world events—such as political upheaval, financial troubles, or natural disasters—will adversely affect the value of securities issued by companies in foreign countries or regions. Because the Fund may invest a large portion of its assets in securities of companies located in any one country or region, its performance may be hurt disproportionately by the poor performance of its investments in that area. Currency risk is the chance that the value of a foreign investment, measured U.S. dollars, will decrease because of unfavorable changes in currency exchange rates.

When the U.S. dollar rises in value versus another currency, returns from foreign stocks are reduced because a given sum in foreign currency translates into fewer U.S. dollars. Conversely, a decline in the U.S. dollar enhances returns from foreign stocks.

International investing involves other risks and considerations, including: generally higher costs for trading securities; foreign withholding taxes payable on the Fund’s securities, which can reduce dividend income available to distribute to shareholders; and adverse changes in regulatory or legal climates.

25

To illustrate the volatility of international stock prices, the following table shows the best, worst, and average annual total returns for foreign stock markets over various periods as measured by the MSCI EAFE Index, a widely used barometer of international market activity. (Total returns consist of dividend income plus change in market price.) Note that the returns shown do not include the costs of buying and selling stocks or other expenses that a real-world investment portfolio would incur.

International Stock Market Returns
(1970–2009)
	1 Year	5 Years	10 Years	20 Years
Best	69.4%	36.1%	22.0%	15.5%
Worst	–43.4	–2.9	0.8	3.1
Average	11.9	10.7	10.9	11.5

The table covers all of the 1-, 5-, 10-, and 20-year periods from 1970 through 2009. These average returns reflect past performance of international stocks; you should not regard them as an indication of future performance of either foreign markets as a whole or the Tax-Managed International Fund in particular.

Because the MSCI EAFE Index tracks the European and Pacific developed markets collectively, the returns in the preceding table do not reflect the variability of returns for these markets individually. To illustrate this variability, the following table shows returns for different international markets—as well as for the U.S. market for comparison—from 2000 through 2009, as measured by their respective indexes.

26

Returns for Various Stock Markets[1]
	European	Pacific	U.S.
	Market[2]	Market[2]	Market
2000	–8.39%	–25.78%	–9.10%
2001	–19.90	–25.40	–11.89
2002	–18.38	–9.29	–22.10
2003	38.54	38.48	28.68
2004	20.88	18.98	10.88
2005	9.42	22.64	4.91
2006	33.72	12.20	15.79
2007	13.86	5.30	5.49
2008	–46.42	–36.42	–37.00
2009	35.83	24.18	26.46

1 European market returns are measured by the MSCI Europe Index; Pacific market returns are measured by the MSCI Pacific Index; and U.S. market returns are measured by the Standard & Poor‘s 500 Index.

2 Index returns are adjusted for withholding taxes applicable to Luxembourg holding companies.

Keep in mind that these returns reflect past performance of the various indexes; you should not consider them as an indication of future performance of the indexes, or of the Tax-Managed International Fund in particular.

Each Fund is subject to investment style risk, which is the chance that returns from the types of stocks in which the Fund invests will trail returns from the overall stock market. Specific types of stocks tend to go through cycles of doing better—or worse—than the stock market in general. These periods have, in the past, lasted for as long as several years.

Security Selection

Each Fund employs an index-oriented approach to stock investing, and the only stocks purchased by a Fund are those of issuers included in its benchmark index. The following grid shows, at a glance, the stock index tracked by each Fund.

Tax-Managed Fund	Index
Growth and Income	S&P 500
Capital Appreciation	Russell 1000
Small-Cap	S&P SmallCap 600
International	MSCI EAFE

27

Other Investment Policies and Risks

Each Fund may invest, to a limited extent, in derivatives. Generally speaking, a derivative is a financial contract whose value is based on the value of a financial asset (such as a stock, bond, or currency), a physical asset (such as gold), or a market index (such as the S&P 500 Index). Investments in derivatives may subject the Funds to risks different from, and possibly greater than, those of the underlying securities, assets, or market indexes. The Funds will not use derivatives for speculation or for the purpose of leveraging (magnifying) investment returns.

The Tax-Managed International Fund is may enter into forward foreign currency exchange contracts, which are types of derivative contracts, to help protect its holdings against unfavorable changes in exchange rates. A forward foreign currency exchange contract is an agreement to buy or sell a country’s currency at a specific price on a specific date, usually 30, 60, or 90 days in the future. In other words, the contract guarantees an exchange rate on a given date. The Fund may use these contracts to gain currency exposure when investing in stock index futures and to settle trades in a foreign currency. These contracts, however, would not prevent the Fund’s securities from falling in value during foreign market downswings.

Vanguard may invest a small portion of each Fund’s assets in stock index futures and/ or shares of exchange-traded funds (ETFs), including ETF Shares issued by Vanguard stock funds. Stock index futures and ETFs provide returns similar to those of common stocks. Vanguard may purchase futures or ETFs when doing so will reduce the Fund’s transaction costs or provide flexibility for the Funds to seek better tax efficiency. Vanguard receives no additional revenue from investing Fund assets in ETF Shares of other Vanguard funds. Fund assets invested in ETF Shares are excluded when allocating to the Fund its share of the costs of Vanguard operations.

Cash Management

Each Fund’s daily cash balance may be invested in one or more Vanguard CMT Funds, which are very low-cost money market funds. When investing in a Vanguard CMT Fund, each Fund bears its proportionate share of the at-cost expenses of the CMT Fund in which it invests.

Temporary Investment Measures

Each Fund may temporarily depart from its normal investment policies and strategies when doing so is believed to be in the Fund’s best interest, so long as the alternative is consistent with the Fund’s investment objective. For instance, the Fund may invest beyond the normal limits in derivatives or ETFs that are consistent with the Fund’s objective when those instruments are more favorably priced or provide needed liquidity, as might be the case when the Fund receives large cash flows that it cannot prudently invest immediately.

28

In addition, each Fund may take temporary defensive positions that are inconsistent with its normal investment policies and strategies—for instance, by allocating substantial assets to cash, commercial paper, or other less volatile instruments—in response to adverse or unusual market, economic, political, or other conditions. In doing so, the Fund may succeed in avoiding losses but may otherwise fail to achieve its investment objective.

Redemption Fee

Each Fund charges a 1% fee on shares redeemed before they have been held for five years. The fee applies if you redeem shares by selling or by exchanging to another Vanguard fund. Shares you have held the longest will be redeemed first.

Unlike a sales charge or a load paid to a broker or a fund management company, the redemption fee is paid directly to the Fund to offset the costs of buying and selling securities. The redemption fee is designed to ensure that short-term investors pay their share of the Fund’s transaction costs and that long-term investors do not subsidize the activities of short-term traders.

See Investing With Vanguard for more information about fees.

Frequent Trading or Market-Timing

Background. Some investors try to profit from strategies involving frequent trading of mutual fund shares, such as market-timing. For funds holding foreign securities, investors may try to take advantage of an anticipated difference between the price of the fund’s shares and price movements in overseas markets, a practice also known as time-zone arbitrage. Investors also may try to engage in frequent trading of funds holding investments such as small-cap stocks and high-yield bonds. As money is shifted into and out of a fund by a shareholder engaging in frequent trading, a fund incurs costs for buying and selling securities, resulting in increased brokerage and administrative costs. These costs are borne by all fund shareholders, including the long-term investors who do not generate the costs. In addition, frequent trading may interfere with an advisor’s ability to efficiently manage the fund.

Policies to Address Frequent Trading. The Vanguard funds (other than money market funds and short-term bond funds) do not knowingly accommodate frequent trading. Vanguard ETF® Shares are not subject to the frequent-trading policies. The board of trustees of each Vanguard fund has adopted policies and procedures reasonably designed to detect and discourage frequent trading and, in some cases, to compensate the fund for the costs associated with it. Although there is no assurance that Vanguard will be able to detect or prevent frequent trading or market-timing in all circumstances, the following policies have been adopted to address these issues:

29

• Each Vanguard fund reserves the right to reject any purchase request—including exchanges from other Vanguard funds—without notice and regardless of size. For example, a purchase request could be rejected if Vanguard determines that such purchase may negatively affect a fund’s operation or performance or because of a history of frequent trading by the investor.

• Each Vanguard fund (other than money market funds and short-term bond funds) generally prohibits, except as otherwise noted in the Investing With Vanguard section, an investor’s purchases or exchanges into a fund account for 60 calendar days after the investor has redeemed or exchanged out of that fund account.

• Certain Vanguard funds charge shareholders purchase and/or redemption fees on transactions.

See the Investing With Vanguard section of this prospectus for further details on Vanguard’s transaction policies.

Each fund (other than money market funds), in determining its net asset value, will, when appropriate, use fair-value pricing, as described in the Share Price section. Fair-value pricing may reduce or eliminate the profitability of certain frequent-trading strategies.

Do not invest with Vanguard if you are a market-timer.

Turnover Rate

Although the Funds normally seek to invest for the long term, each Fund may sell securities regardless of how long they have been held. Generally, an index-oriented fund sells securities only to respond to redemption requests or to adjust the number of shares held to reflect a change in the fund’s target index. Turnover rates for large-cap stock index funds tend to be very low because large-cap indexes—such as the S&P 500 Index—typically do not change significantly from year to year. Turnover rates for mid-cap and small-cap stock index funds tend to be higher (although still relatively low, compared with actively managed stock funds) because the indexes they track are the most likely to change as a result of companies merging, growing, or failing. The Tax-Managed Growth and Income Fund and the Tax-Managed Capital Appreciation Fund experienced higher than average turnover rates in fiscal year 2009 because of increased shareholder redemptions. The Financial Highlights section of this prospectus shows historical turnover rates for the Funds. A turnover rate of 100%, for example, would mean that a Fund had sold and replaced securities valued at 100% of its net assets within a one-year period. The average turnover rates for domestic and international stock funds were approximately 106% and 95%, respectively, as reported by Morningstar, Inc., on December 31, 2009.

30

Plain Talk About Turnover Rate

Before investing in a mutual fund, you should review its turnover rate. This gives an indication of how transaction costs, which are not included in the fund’s expense ratio, could affect the fund’s future returns. In general, the greater the volume of buying and selling by the fund, the greater the impact that brokerage commissions and other transaction costs will have on its return. Also, funds with high turnover rates may be more likely to generate capital gains that must be distributed to shareholders as taxable income.

The Funds and Vanguard

Each Fund is a member of The Vanguard Group, a family of 37 investment companies with more than 160 funds holding assets of approximately $1.3 trillion. All of the funds that are members of The Vanguard Group (other than funds of funds) share in the expenses associated with administrative services and business operations, such as personnel, office space, equipment, and advertising.

Vanguard also provides marketing services to the funds. Although shareholders do not pay sales commissions or 12b-1 distribution fees, each fund (other than a fund of funds) or each share class of a fund (in the case of a fund with multiple share classes) pays its allocated share of The Vanguard Group’s marketing costs.

Plain Talk About Vanguard’s Unique Corporate Structure

The Vanguard Group is truly a mutual mutual fund company. It is owned jointly by the funds it oversees and thus indirectly by the shareholders in those funds.
Most other mutual funds are operated by management companies that may be owned by one person, by a private group of individuals, or by public investors who own the management company’s stock. The management fees charged by these companies include a profit component over and above the companies’ cost of providing services. By contrast, Vanguard provides services to its member funds on an at-cost basis, with no profit component, which helps to keep the funds’ expenses low.

Investment Advisor

The Vanguard Group, Inc. (Vanguard), P.O. Box 2600, Valley Forge, PA 19482, which began operations in 1975, serves as advisor to the Funds through its Quantative Equity Group. As of December 31, 2009, Vanguard served as advisor for

31

approximately $1.1 trillion in assets. Vanguard manages the Funds on an at-cost basis, subject to the supervision and oversight of the trustees and officers of the Funds.

For the fiscal year ended December 31, 2009, the advisory expenses represented an effective annual rate of approximately 0.01% of each Fund’s average net assets.

For a discussion of why the board of trustees approved each Fund’s investment advisory arrangement, see the most recent semiannual report to shareholders covering the fiscal period ended June 30.

Vanguard’s Quantative Equity Group is overseen by:

George U. Sauter, Chief Investment Officer and Managing Director of Vanguard. As Chief Investment Officer, he is responsible for the oversight of Vanguard’s Quantitative Equity and Fixed Income Groups. The investments managed by these two groups include active quantitative equity funds, equity index funds, active bond funds, index bond funds, stable value portfolios, and money market funds. Since joining Vanguard in 1987, Mr. Sauter has been a key contributor to the development of Vanguard’s stock indexing and active quantitative equity investment strategies. He received his A.B. in Economics from Dartmouth College and an M.B.A. in Finance from the University of Chicago.

Sandip A. Bhagat, CFA, Principal of Vanguard and head of Vanguard’s Quantitative Equity Group. He has oversight responsibility for all active quantitative equity funds and all equity index funds managed by the Quantitative Equity Group. He has managed investment portfolios since 1987 and has been with Vanguard since 2009. He received his B.S. in Chemical Engineering from the University of Bombay, India, and an M.S. in Chemical Engineering and an M.B.A. from the University of Connecticut.

The managers primarily responsible for the day-to-day management of the Funds are:

Michael H. Buek, CFA, Principal of Vanguard. He has been with Vanguard since 1987; has managed investment portfolios since 1991; and has managed the Tax-Managed Capital Appreciation Fund since its inception in 1994 and the Tax-Managed Small-Cap Fund since its inception in 1999. Education: B.S., University of Vermont; M.B.A., Villanova University.

Donald M. Butler, CFA, Principal of Vanguard. He has been with Vanguard since 1992; has managed investment portfolios since 1997; and has co-managed the Tax-Managed International Fund since 2008. Education: B.S.B.A., Shippensburg University.

Duane F. Kelly, Principal of Vanguard. He has been with Vanguard since 1989; has managed investment portfolios since 1992; and has managed the Tax-Managed International Fund since its inception in 1999 (co-managed since 2008). Education:

B.S.,	LaSalle University.
32

Michael Perre, Principal of Vanguard. He has been with Vanguard since 1990; has managed investment portfolios since 1999; and has managed the Tax-Managed Growth and Income Fund since 2006. Education: B.A., Saint Joseph’s University; M.B.A., Villanova University.

The Statement of Additional Information provides information about each portfolio manager’s compensation, other accounts under management, and ownership of shares of the Funds.

Dividends, Capital Gains, and Taxes

Fund Distributions

Each Fund distributes to shareholders virtually all of its net income (interest and dividends, less expenses) as well as any net capital gains realized from the sale of its holdings. Income dividends for the Tax-Managed Growth and Income Fund generally are distributed quarterly in March, June, September, and December; income dividends for the Tax-Managed Capital Appreciation, Small-Cap, and International Funds generally are distributed annually in December. Capital gains distributions generally occur annually in December. In addition, the Funds may occasionally make a supplemental distribution at some other time during the year. You can receive distributions of income or capital gains in cash, or you can have them automatically reinvested in more shares of the Fund.

Plain Talk About Distributions

As a shareholder, you are entitled to your portion of a fund’s income from interest and dividends as well as capital gains from the fund’s sale of investments. Income consists of both the dividends that the fund earns from any stock holdings and the interest it receives from any money market and bond investments. Capital gains are realized whenever the fund sells securities for higher prices than it paid for them.
These capital gains are either short-term or long-term, depending on whether the fund held the securities for one year or less or for more than one year.

Basic Tax Points

Vanguard will send you a statement each year showing the tax status of all your distributions. In addition, investors in taxable accounts should be aware of the following basic federal income tax points:

• Distributions are taxable to you whether or not you reinvest these amounts in additional Fund shares.

• Distributions declared in December—if paid to you by the end of January—are taxable as if received in December.

33

• Any dividend and short-term capital gains distributions that you receive are taxable to you as ordinary income. If you are an individual and meet certain holding-period requirements with respect to your Fund shares, you may be eligible for reduced tax rates on “qualified dividend income,”if any, distributed by the Fund.

• Any distributions of net long-term capital gains are taxable to you as long-term capital gains, no matter how long you’ve owned shares in the Fund.

• Although the Funds seek to minimize distributions of taxable capital gains, they may not always achieve this goal. Capital gains distributions may vary considerably from year to year as a result of the Funds‘ normal investment activities and cash flows.

• A sale or exchange of Fund shares is a taxable event. This means that you may have a capital gain to report as income, or a capital loss to report as a deduction, when you complete your tax return.

• Any conversion between classes of shares of the same fund is a nontaxable event. By contrast, an exchange between classes of shares of different funds is a taxable event.

Dividend and capital gains distributions that you receive, as well as your gains or losses from any sale or exchange of Fund shares, may be subject to state and local income taxes.

The Tax-Managed International Fund may be subject to foreign taxes or foreign tax withholding on dividends, interest, and some capital gains that it receives on foreign securities. You may qualify for an offsetting credit or deduction under U.S. tax laws for any amount designated as your portion of the Fund’s foreign tax obligations, provided that you meet certain requirements. See your tax advisor or IRS publications for more information.

This prospectus provides general tax information only. If you are investing through a tax-deferred retirement account, such as an IRA, special tax rules apply. Please consult your tax advisor for detailed information about any tax consequences for you.

Plain Talk About ‘Buying a Dividend’

Unless you are investing through a tax-deferred retirement account (such as an
IRA), you should consider avoiding a purchase of fund shares shortly before the fund makes a distribution, because doing so can cost you money in taxes. This is known as “buying a dividend.” For example: On December 15, you invest $5,000, buying 250 shares for $20 each. If the fund pays a distribution of $1 per share on
December 16, its share price will drop to $19 (not counting market change). You still have only $5,000 (250 shares x $19 = $4,750 in share value, plus 250 shares
x $1 = $250 in distributions), but you owe tax on the $250 distribution you received—even if you reinvest it in more shares. To avoid “buying a dividend,”
check a fund’s distribution schedule before you invest.

34

General Information

Backup withholding. By law, Vanguard must withhold 28% of any taxable distributions or redemptions from your account if you do not:

• Provide us with your correct taxpayer identification number;

• Certify that the taxpayer identification number is correct; and

• Confirm that you are not subject to backup withholding.

Similarly, Vanguard must withhold taxes from your account if the IRS instructs us to do so.

Foreign investors. Vanguard funds generally are not sold outside the United States, except to certain qualified investors. If you reside outside the United States, please consult our website at www.vanguard.com and review “Non-U.S. investors.” Foreign investors should be aware that U.S. withholding and estate taxes may apply to any investments in Vanguard funds.

Invalid addresses. If a dividend or capital gains distribution check mailed to your address of record is returned as undeliverable, Vanguard will automatically reinvest all future distributions until you provide us with a valid mailing address.

Share Price

Share price, also known as net asset value (NAV), is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4 p.m., Eastern time. Each share class has its own NAV, which is computed by dividing the total assets, minus liabilities, allocated to each share class by the number of Fund shares outstanding for that class. On holidays or other days when the Exchange is closed, the NAV is not calculated, and the Funds do not transact purchase or redemption requests. However, on those days the value of the Fund’s assets may be affected to the extent that the Fund holds foreign securities that trade on foreign markets that are open.

Stocks held by a Vanguard fund are valued at their market value when reliable market quotations are readily available. Certain short-term debt instruments used to manage a fund’s cash are valued on the basis of amortized cost. The values of any foreign securities held by a fund are converted into U.S. dollars using an exchange rate obtained from an independent third party. The values of any mutual fund shares held by a fund are based on the NAVs of the shares. The values of any ETF or closed-end fund shares held by a fund are based on the market value of the shares.

When a fund determines that market quotations either are not readily available or do not accurately reflect the value of a security, the security is priced at its fair value (the amount that the owner might reasonably expect to receive upon the current sale of the security). A fund also will use fair-value pricing if the value of a security it holds has

35

been materially affected by events occurring before the fund’s pricing time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, which may trade on foreign exchanges that close many hours before the fund’s pricing time. Intervening events might be company-specific (e.g., earnings report, merger announcement); country-specific (e.g., natural disaster, economic or political news, act of terrorism, interest rate change); or global. Intervening events include price movements in U.S. markets that are deemed to affect the value of foreign securities. Fair-value pricing may be used for domestic securities—for example, if (1) trading in a security is halted and does not resume before the fund’s pricing time or if a security does not trade in the course of a day, and (2) the fund holds enough of the security that its price could affect the NAV.

Fair-value prices are determined by Vanguard according to procedures adopted by the board of trustees. When fair-value pricing is employed, the prices of securities used by a fund to calculate the NAV may differ from quoted or published prices for the same securities.

Vanguard fund share prices are published daily on our website at www.vanguard.com/prices.

36

Financial Highlights

The following financial highlights tables are intended to help you understand the Institutional Shares‘ financial performance for the periods shown, and certain information reflects financial results for a single Institutional Share. The total returns in each table represent the rate that an investor would have earned or lost each period on an investment in the Institutional Shares (assuming reinvestment of all distributions). This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose reports—along with each Fund’s financial statements—are included in the Funds’ most recent annual reports to shareholders. You may obtain a free copy of the latest annual or semiannual report online at www.vanguard.com or by contacting Vanguard by telephone or mail.

Plain Talk About How to Read the Financial Highlights Tables

This explanation uses the Tax-Managed Growth and Income Fund’s Institutional
Shares as an example. The Institutional Shares began fiscal year 2009 with a net asset value (price) of $19.65 per share. During the year, each Institutional Share earned $0.515 per share from investment income (interest and dividends) and
$4.642 from investments that had appreciated in value or that were sold for higher prices than the Fund paid for them.

Shareholders received $0.507 per share in the form of dividend distributions. A portion of each year’s distributions may come from the prior year’s income or capital gains.

The share price at the end of the year was $24.30, reflecting earnings of $5.157 per share and distributions of $0.507 per share. This was an increase of $4.65 per share (from $19.65 at the beginning of the year to $24.30 at the end of the year).
For a shareholder who reinvested the distributions in the purchase of more shares, the total return was 26.63% for the year.

As of December 31, 2009, the Institutional Shares had approximately $200 million in net assets. For the year, the expense ratio was 0.09% ($0.90 per
$1,000 of net assets), and the net investment income amounted to 2.46% of average net assets. The Fund sold and replaced securities valued at 38% of its net assets.

37

Tax-Managed Growth and Income Fund Institutional Shares
			Year Ended December 31,
	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$19.65	$31.96	$30.87	$27.15	$26.36
Investment Operations
Net Investment Income	.515	.598	.604	.527	.485
Net Realized and Unrealized Gain (Loss)
on Investments	4.642	(12.299)	1.089	3.727	.801
Total from Investment Operations	5.157	(11.701)	1.693	4.254	1.286
Distributions

Dividends from Net Investment Income	(.507)	(.609)	(.603)	(.534)	(.496)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.507)	(.609)	(.603)	(.534)	(.496)
Net Asset Value, End of Period	$24.30	$19.65	$31.96	$30.87	$27.15
Total Return[1]	26.63% –36.98%		5.47%	15.82%	4.94%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$200	$263	$469	$389	$303
Ratio of Total Expenses to Average Net Assets	0.09%	0.07%	0.07%	0.07%	0.07%
Ratio of Net Investment Income to Average
Net Assets	2.46%	2.22%	1.88%	1.85%	1.85%
Turnover Rate	38%	8%	5%	6%	10%

1 Total returns do not reflect the 1% redemption fee on shares held less than five years or the 2% redemption fee assessed prior to September 14, 2005, on shares held less than one year.

38

Tax-Managed Capital Appreciation Fund Institutional Shares
			Year Ended December 31,
	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$21.38	$35.13	$33.63	$29.81	$28.05
Investment Operations
Net Investment Income	.439	.525	.551	.500	.384
Net Realized and Unrealized Gain (Loss)
on Investments	5.806	(13.748)	1.513	3.820	1.752
Total from Investment Operations	6.245	(13.223)	2.064	4.320	2.136
Distributions
Dividends from Net Investment Income	(.435)	(.527)	(.564)	(.500)	(.376)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.435)	(.527)	(.564)	(.500)	(.376)
Net Asset Value, End of Period	$27.19	$21.38	$35.13	$33.63	$29.81
Total Return[1]	29.21%	–37.57%	6.13%	14.49%	7.61%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$225	$185	$291	$218	$204
Ratio of Total Expenses to Average Net Assets	0.09%	0.07%	0.07%	0.07%	0.07%
Ratio of Net Investment Income to
Average Net Assets	1.86%	1.75%	1.59%	1.59%	1.32%
Turnover Rate	26%	8%	5%	5%	8%

1 Total returns do not reflect the 1% redemption fee on shares held less than five years or the 2% redemption fee assessed prior to September 14, 2005, on shares held less than one year.

39

Tax-Managed Small-Cap Fund Institutional Shares
			Year Ended December 31,
	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$17.47	$25.66	$25.77	$22.74	$21.28
Investment Operations
Net Investment Income	.161	.275	.242	.209	.213
Net Realized and Unrealized Gain (Loss)
on Investments[1]	4.337	(8.184)	(.108)	3.028	1.454
Total from Investment Operations	4.498	(7.909)	.134	3.237	1.667
Distributions
Dividends from Net Investment Income	(.168)	(.281)	(.244)	(.207)	(.207)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.168)	(.281)	(.244)	(.207)	(.207)
Net Asset Value, End of Period	$21.80	$17.47	$25.66	$25.77	$22.74
Total Return[2]	25.75% –30.77%		0.51%	14.23%	7.82%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$99	$102	$171	$128	$94
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.09%	0.09%	0.09%
Ratio of Net Investment Income to
Average Net Assets	0.89%	1.21%	0.90%	0.83%	0.97%
Turnover Rate[3]	37%	32%	53%	42%	20%

1 Includes increases from redemption fees of $0.02, $0.01, $0.01, $0.01, and $0.01.

2 Total returns do not reflect the 1% redemption fee on shares held less than five years or the 2% redemption fee assessed prior to September 14, 2005, on shares held less than one year.

3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

40

Tax-Managed International Fund Institutional Shares
			Year Ended December 31,
	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$8.74	$15.41	$14.17	$11.48	$10.33
Investment Operations
Net Investment Income	.288[1]	.296	.341	.348	.253
Net Realized and Unrealized Gain (Loss)
on Investments	2.197	(6.671)	1.244	2.685	1.161
Total from Investment Operations	2.485	(6.375)	1.585	3.033	1.414
Distributions
Dividends from Net Investment Income	(.265)	(.295)	(.345)	(.343)	(.264)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.265)	(.295)	(.345)	(.343)	(.264)
Net Asset Value, End of Period	$10.96	$ 8.74	$15.41	$14.17	$11.48
Total Return[2]	28.48% –41.27%		11.21%	26.42%	13.66%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$219	$242	$568	$258	$193
Ratio of Total Expenses to Average Net Assets	0.10%	0.09%	0.09%	0.14%	0.14%
Ratio of Net Investment Income to
Average Net Assets	2.97%	3.53%	2.77%	2.76%	2.56%
Turnover Rate[3]	9%	16%	6%	4%	5%

1 Calculated based on average shares outstanding.

2 Total returns do not reflect the 1% redemption fee on shares held less than five years or the 2% redemption fee assessed prior to September 14, 2005, on shares held less than one year.

3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

41

Investing With Vanguard

This section of the prospectus explains the basics of doing business with Vanguard. Be sure to carefully read each topic that pertains to your relationship with Vanguard. Vanguard reserves the right to change the following policies, without notice to shareholders. Please call or check online for current information.

Each fund you hold in an account is a separate “fund account.” For example, if you hold three funds in a nonretirement account titled in your own name, two funds in a nonretirement account titled jointly with your spouse, and one fund in an individual retirement account, you have six fund accounts—and this is true even if you hold the same fund in multiple accounts.

Purchasing Shares

Vanguard reserves the right, without notice, to increase or decrease the minimum amount required to open, convert shares to, or maintain a fund account, or to add to an existing fund account.

Investment minimums may differ for certain categories of investors.

Account Minimums for Institutional Shares To open and maintain an account. $5 million.

Vanguard institutional clients may meet the minimum investment amount by aggregating up to three separate accounts within the same Fund. This policy does not apply to clients receiving special administrative services from Vanguard, nor does this policy apply to omnibus accounts maintained by financial intermediaries.

Add to an existing account. $100 by check, exchange, wire, or electronic bank transfer (other than Automatic Investment Plan, which has no established minimum).

How to Initiate a Purchase Request

Be sure to check Exchanging Shares, Frequent-Trading Limits, and Other Rules You Should Know before placing your purchase request.

Online. You may open certain types of accounts, request a purchase of shares, and request an exchange (the purchase of shares of one Vanguard fund using the proceeds of a simultaneous redemption of shares of another Vanguard fund) through our website at www.vanguard.com if you are a registered user.

By telephone. You may call Vanguard to begin the account registration process or request that the account-opening forms be sent to you. You may also call Vanguard to request a purchase of shares. See Contacting Vanguard.

By mail. You may send Vanguard your account registration form and check to open a new fund account. To add to an existing fund account, you may send your check with

42

an Invest-by-Mail form (from your account statement), with a deposit slip (available online), or with a written request. You may also send a written request to Vanguard to make an exchange. For a list of Vanguard addresses, see Contacting Vanguard.

How to Pay for a Purchase

By electronic bank transfer. You may purchase shares of a Vanguard fund through an electronic transfer of money from a bank account. To establish the electronic bank transfer option on an account, you must designate the bank account online, complete a special form, or fill out the appropriate section of your account registration form. After the option is set up on your account, you can purchase shares by electronic bank transfer on a regular schedule (Automatic Investment Plan) or from time to time. Your purchase request can be initiated online (if you are a registered user of Vanguard.com), by telephone, or by mail.

By wire. Wiring instructions vary for different types of purchases. Please call Vanguard for instructions and policies on purchasing shares by wire. See Contacting Vanguard.

By check. You may send a check to make initial or additional purchases to your fund account. Also see How to Initiate a Purchase Request: By mail. Make your check payable to Vanguard and include the appropriate fund number (e.g., Vanguard—xx). For a list of Fund numbers (for Funds in this prospectus), see Additional Information.

By exchange. You may purchase shares of a Vanguard fund using the proceeds from the simultaneous redemption of shares of another Vanguard fund. You may initiate an exchange online (if you are a registered user of Vanguard.com), by telephone, or by mail. See Exchanging Shares.

Trade Date

The trade date for any purchase request received in good order will depend on the day and time Vanguard receives your request, the manner in which you are paying, and the type of fund you are purchasing. Your purchase will be executed using the NAV as calculated on the trade date. NAVs are calculated only on days that the New York Stock Exchange (NYSE) is open for trading (a business day).

For purchases by check into all funds other than money market funds, and for purchases by exchange or wire into all funds: If the purchase request is received by Vanguard on a business day before the close of regular trading on the NYSE (generally 4 p.m., Eastern time), the trade date will be the same day. If the purchase request is received on a business day after the close of regular trading on the NYSE, or on a nonbusiness day, the trade date will be the next business day.

For purchases by check into money market funds: If the purchase request is received by Vanguard on a business day before the close of regular trading on the NYSE (generally 4 p.m., Eastern time), the trade date will be the next business day. If the

43

purchase request is received on a business day after the close of regular trading on the NYSE, or on a nonbusiness day, the trade date will be the second business day following the day Vanguard receives the purchase request. Because money market instruments must be purchased with federal funds and it takes a money market mutual fund one business day to convert check proceeds into federal funds, the trade date will be one business day later than for other funds.

For purchases by electronic bank transfer using an Automatic Investment Plan: Your trade date generally will be one business day before the date you designated for withdrawal from your bank account.

For purchases by electronic bank transfer not using an Automatic Investment Plan: If the purchase request is received by Vanguard on a business day before 10 p.m., Eastern time, the trade date generally will be the next business day. If the purchase request is received on a business day after 10 p.m., Eastern time, or on a nonbusiness day, the trade date will be the second business day following the day Vanguard receives the request.

If your purchase request is not accurate and complete, it may be rejected. See Other Rules You Should Know—Good Order.

For further information about purchase transactions, consult our website at www.vanguard.com or see Contacting Vanguard.

Other Purchase Rules You Should Know

Check purchases. All purchase checks must be written in U.S. dollars and must be drawn on a U.S. bank. Vanguard does not accept cash, traveler’s checks, or money orders. In addition, Vanguard may refuse “starter checks” and checks that are not made payable to Vanguard.

New accounts. We are required by law to obtain from you certain personal information that we will use to verify your identity. If you do not provide the information, we may not be able to open your account. If we are unable to verify your identity, Vanguard reserves the right, without notice, to close your account or take such other steps as we deem reasonable.

Refused or rejected purchase requests. Vanguard reserves the right to stop selling fund shares or to reject any purchase request at any time and without notice, including, but not limited to, purchases requested by exchange from another Vanguard fund. This also includes the right to reject any purchase request because of a history of frequent trading by the investor or because the purchase may negatively affect a fund’s operation or performance.

Large purchases. Please call Vanguard before attempting to invest a large dollar amount.

44

No cancellations. Vanguard will not accept your request to cancel any purchase request once processing has begun. Please be careful when placing a purchase request.

Converting Shares

When a conversion occurs, you receive shares of one class in place of shares of another class of the same fund. At the time of conversion, the dollar value of the “new” shares you receive equals the dollar value of the “old” shares that were converted. In other words, the conversion has no effect on the value of your investment in the fund at the time of the conversion. However, the number of shares you own after the conversion may be greater than or less than the number of shares you owned before the conversion, depending on the net asset values of the two share classes.

A conversion between share classes of the same fund is a nontaxable event.

Trade Date

The trade date for any conversion request received in good order will depend on the day and time Vanguard receives your request. Your conversion will be executed using the NAVs of the different share classes on the trade date. NAVs are calculated only on days that the NYSE is open for trading (a business day).

For a conversion request (other than a request to convert to ETF Shares) received by Vanguard on a business day before the close of regular trading on the NYSE (generally 4 p.m., Eastern time), the trade date will be the same day. For a conversion request received on a business day after the close of regular trading on the NYSE, or on a nonbusiness day, the trade date will be the next business day. See Other Rules You Should Know.

Conversions to Institutional Shares

You are eligible for a self-directed conversion from another share class to Institutional Shares of the Fund, provided that your account meets all Institutional Shares’ eligibility requirements. Registered users of our website, www.vanguard.com, may request a conversion online, or you may contact Vanguard by telephone or by mail to request this transaction. Accounts that qualify for Institutional Shares will not be automatically converted.

Conversions to ETF Shares

Owners of conventional shares (i.e., not exchange-traded shares) issued by the Tax-Managed International Fund may convert those shares to ETF Shares of equivalent value. Please note that investors who own conventional shares through a 401(k) plan or other employer-sponsored retirement or benefit plan may not convert those shares to ETF Shares. Vanguard imposes a $50 charge on conversion transactions and

45

reserves the right, in the future, to raise or lower the fee and to limit or terminate the conversion privilege. Your broker may charge an additional fee to process a conversion. ETF Shares, whether acquired through a conversion or purchased on the open market, cannot be converted to conventional shares of the same fund. Similarly, ETF Shares of one fund cannot be exchanged for ETF Shares of another fund.

ETF Shares must be held in a brokerage account. Thus, before converting conventional shares to ETF Shares, you must have an existing, or open a new, brokerage account. For additional information on converting conventional shares to ETF Shares, please contact Vanguard to obtain a prospectus for ETF Shares. See Contacting Vanguard.

Mandatory Conversions to Another Share Class

If an account no longer meets the balance requirements for a share class, Vanguard may automatically convert the shares in the account to another share class, as appropriate. A decline in the account balance because of market movement may result in such a conversion. Vanguard will notify the investor in writing before any mandatory conversion occurs. Please note that mandatory conversions do not apply to ETF Shares.

Redeeming Shares

How to Initiate a Redemption Request

Be sure to check Exchanging Shares, Frequent-Trading Limits, and Other Rules You Should Know before placing your redemption request.

Online. You may request a redemption of shares and request an exchange (using the proceeds from the redemption of shares of one Vanguard fund to simultaneously purchase shares of a different Vanguard fund) through our website at www.vanguard.com if you are a registered user.

By telephone. You may call Vanguard to request a redemption of shares. See

Contacting Vanguard.

By mail. You may send a written request to Vanguard to redeem from a fund account or to make an exchange. See Contacting Vanguard.

How to Receive Redemption Proceeds

By electronic bank transfer. You may have the proceeds of a fund redemption sent directly to a designated bank account. To establish the electronic bank transfer option on an account, you must designate a bank account online, complete a special form, or fill out the appropriate section of your account registration form. After the option is set up on your account, you can redeem shares by electronic bank transfer on a regular

46

schedule (Automatic Withdrawal Plan) or from time to time. Your redemption request can be initiated online, by telephone, or by mail.

By wire. When redeeming from a money market fund or a bond fund, you may instruct Vanguard to wire your redemption proceeds ($1,000 minimum) to a previously designated bank account. Wire redemptions generally are not available for Vanguard’s balanced or stock funds. The wire redemption option is not automatic; you must designate a bank account online, complete a special form, or fill out the appropriate section of your account registration form.

By exchange. You may have the proceeds of a Vanguard fund redemption invested directly in shares of another Vanguard fund. You may initiate an exchange online (if you are a registered user of Vanguard.com), by telephone, or by mail.

By check. If you have not chosen another redemption method, Vanguard will mail you a redemption check, generally payable to all registered account owners, normally within two business days of your trade date.

Trade Date

The trade date for any redemption request received in good order will depend on the day and time Vanguard receives your request and the manner in which you are redeeming. Your redemption will be executed using the NAV as calculated on the trade date. NAVs are calculated only on days that the NYSE is open for trading (a business day).

For redemptions by check, exchange, or wire: If the redemption request is received by Vanguard on a business day before the close of regular trading on the NYSE (generally 4 p.m., Eastern time), the trade date will be the same day. If the redemption request is received on a business day after the close of regular trading on the NYSE, or on a nonbusiness day, the trade date will be the next business day.

• Note on timing of wire redemptions from money market funds: For telephone requests received by Vanguard on a business day before 10:45 a.m., Eastern time (2 p.m., Eastern time, for Vanguard Prime Money Market Fund), the redemption proceeds generally will leave Vanguard by the close of business the same day. For telephone requests received by Vanguard on a business day after those cut-off times, or on a nonbusiness day, and for all requests other than by telephone, the redemption proceeds generally will leave Vanguard by the close of business on the next business day.

• Note on timing of wire redemptions from bond funds: For requests received by Vanguard on a business day before the close of regular trading on the NYSE (generally 4 p.m., Eastern time), the redemption proceeds generally will leave Vanguard by the close of business on the next business day. For requests received by Vanguard on a business day after the close of regular trading on the NYSE, or on

47

a nonbusiness day, the redemption proceeds generally will leave Vanguard by the close of business on the second business day after Vanguard receives the request.

For redemptions by electronic bank transfer using an Automatic Withdrawal Plan: Your trade date generally will be the date you designated for withdrawal of funds (redemption of shares) from your Vanguard account. Proceeds of redeemed shares generally will be credited to your designated bank account two business days after your trade date. If the date you designated for withdrawal of funds from your Vanguard account falls on a weekend, holiday, or other nonbusiness day, your trade date will be the previous business day.

For redemptions by electronic bank transfer not using an Automatic Withdrawal Plan: If the redemption request is received by Vanguard on a business day before the close of regular trading on the NYSE (generally 4 p.m., Eastern time), the trade date will be the same day. If the redemption request is received on a business day after the close of regular trading on the NYSE, or on a nonbusiness day, the trade date will be the next business day.

If your redemption request is not accurate and complete, it may be rejected. If we are unable to send your redemption proceeds by wire or electronic bank transfer because the receiving institution rejects the transfer, Vanguard will make additional efforts to complete your transaction. If Vanguard is still unable to complete the transaction, we may use your proceeds to purchase new shares of the Fund from which you sold shares for the purpose of the wire or electronic bank transfer transaction. See Other Rules You Should Know—Good Order.

For further information about redemption transactions, consult our website at www.vanguard.com or see Contacting Vanguard.

Redemption Fee

Each Fund charges a 1% fee on shares redeemed before they have been held for five years. The fee applies if you redeem shares by selling or by exchanging to another Vanguard fund. The fee is withheld from redemption proceeds and is paid directly to the Fund. Shares held for five years or more are not subject to the 1% fee.

In an effort to reduce or eliminate the redemption fees you pay, if you redeem less than your full investment in the Fund, we will first redeem those shares not subject to the fee, followed by those shares you have held the longest.

Redemption fees will not apply to Vanguard fund account redemptions in the following circumstances: (1) redemptions of shares purchased with reinvested dividend and capital gains distributions; redemptions of shares to pay fund or account fees; redemptions of shares to revoke an IRA within the period of time set forth in the Vanguard Traditional and Roth IRA Disclosure Document or to remove excess shareholder contributions to an IRA;

48

and redemptions from Section 529 college savings plans; (2) share transfers, rollovers, or reregistrations within the same fund; (3) conversions of shares from one share class to another in the same fund; and (4) for a one-year period, shares rolled over to an IRA held at Vanguard from a retirement plan for which Vanguard serves as recordkeeper.*

In addition, redemption fees will not apply to (1) distributions by shareholders age 70½ or older from traditional IRAs, rollover IRAs, SEP-IRAs, SIMPLE IRAs, certain Individual Section 403(b)(7) Custodial Accounts, and Vanguard Retirement Plans and Vanguard Individual 401(k) Plans for which Vanguard Fiduciary Trust Company serves as trustee; and (2) distributions by beneficiaries from inherited IRAs, certain Individual Section 403(b)(7) Custodial Accounts, and Vanguard Retirement Plans and Vanguard Individual 401(k) Plans for which Vanguard Fiduciary Trust Company serves as trustee.

Also, participants in employer-sponsored defined contribution plans* will not incur redemption fees for the following: exchanges of shares purchased with participant payroll or employer contributions; distributions, loans, and in-service withdrawals from a plan, redemptions or transfers of shares as part of a plan termination or at the direction of the plan; and direct rollovers into IRAs.

Participants will incur redemption fees if, after making an exchange, transfer, or rollover into a fund with a redemption fee, the participant makes a subsequent exchange out of that fund within the redemption-fee period.

If Vanguard does not serve as recordkeeper for your plan, redemption fees may be applied differently. Please read your recordkeeper’s plan materials carefully to learn of any other rules or fees that may apply. Also see Frequent-Trading Limits—Accounts Held by Intermediaries for information about the assessment of redemption fees by intermediaries.

* The following Vanguard fund accounts will be subject to redemption fees: SEP-IRAs, SIMPLE IRAs, certain Section 403(b)(7) accounts, Vanguard Retirement Investment Program pooled plans, and Vanguard Retirement Plans for which Vanguard Fiduciary Trust Company serves as trustee.

Other Redemption Rules You Should Know

Documentation for certain accounts. Special documentation may be required to redeem from certain types of accounts, such as trust, corporate, nonprofit, or retirement accounts. Please call us before attempting to redeem from these types of accounts.

Potentially disruptive redemptions. Vanguard reserves the right to pay all or part of a redemption in kind—that is, in the form of securities—if we reasonably believe that a cash redemption would negatively affect the fund’s operation or performance or that the shareholder may be engaged in market-timing or frequent trading. Under these

49

circumstances, Vanguard also reserves the right to delay payment of the redemption proceeds for up to seven calendar days. By calling us before you attempt to redeem a large dollar amount, you may avoid in-kind or delayed payment of your redemption. Please see Frequent-Trading Limits for information about Vanguard’s policies to limit frequent trading.

Recently purchased shares. Although you can redeem shares at any time, proceeds may not be made available to you until the fund collects payment for your purchase. This may take up to ten calendar days for shares purchased by check or by electronic bank transfer. If you have written a check on a fund with checkwriting privileges, that check may be rejected if your fund account does not have a sufficient available balance.

Share certificates. If you hold shares in certificates, those shares cannot be redeemed, exchanged, or converted until you return the certificates (unsigned) to Vanguard by registered mail. For the correct address, see Contacting Vanguard.

Address change. If you change your address online or by telephone, there may be a 15-day restriction on your ability to request redemptions online and by telephone. You can request a redemption in writing at any time. Confirmations of address changes are sent to both the old and new addresses.

Payment to a different person or address. At your request, we can make your redemption check payable to a different person or send it to a different address. However, this generally requires the written consent of all registered account owners and may require a signature guarantee. You may obtain a signature guarantee from some commercial or savings banks, credit unions, trust companies, or member firms of a U.S. stock exchange. A notary public cannot provide a signature guarantee.

No cancellations. Vanguard will not accept your request to cancel any redemption request once processing has begun. Please be careful when placing a redemption request.

Emergency circumstances. Vanguard funds can postpone payment of redemption proceeds for up to seven calendar days. In addition, Vanguard funds can suspend redemptions and/or postpone payments of redemption proceeds beyond seven calendar days at times when the NYSE is closed or during emergency circumstances, as determined by the SEC.

Exchanging Shares

An exchange occurs when you use the proceeds from the redemption of shares of one Vanguard fund to simultaneously purchase shares of a different Vanguard fund. You can make exchange requests online (if you are a registered user of Vanguard.com), by telephone, or by mail. See Purchasing Shares and Redeeming Shares.

50

If the NYSE is open for regular trading (generally until 4 p.m., Eastern time, on a business day) at the time an exchange request is received in good order, the trade date generally will be the same day. See Other Rules You Should Know—Good Order for additional information on all transaction requests.

Vanguard will not accept your request to cancel any exchange request once processing has begun. Please be careful when placing an exchange request.

Please note that Vanguard reserves the right, without notice, to revise or terminate the exchange privilege, limit the amount of any exchange, or reject an exchange, at any time, for any reason.

Frequent-Trading Limits

Because excessive transactions can disrupt management of a fund and increase the fund’s costs for all shareholders, Vanguard places certain limits on frequent trading in the Vanguard funds. Each Vanguard fund (other than money market funds and short-term bond funds) limits an investor’s purchases or exchanges into a fund account for 60 calendar days after the investor has redeemed or exchanged out of that fund account. ETF Shares are not subject to the frequent-trading limits.

For Vanguard Retirement Investment Program pooled plans, the policy applies to exchanges made online or by phone.

The frequent-trading policy does not apply to the following:

• Purchases of shares with reinvested dividend or capital gains distributions.

• Transactions through Vanguard’s Automatic Investment Plan, Automatic Exchange Service, Direct Deposit Service, Automatic Withdrawal Plan, Required Minimum Distribution Service, and Vanguard Small Business Online®.

• Redemptions of shares to pay fund or account fees.

• Transaction requests submitted by mail to Vanguard from shareholders who hold their accounts directly with Vanguard. (Transaction requests submitted by fax, if otherwise permitted, are not mail transactions and are subject to the policy.)

• Transfers and reregistrations of shares within the same fund.

• Purchases of shares by asset transfer or direct rollover.

• Conversions of shares from one share class to another in the same fund.

• Checkwriting redemptions.

• Section 529 college savings plans.

• Certain approved institutional portfolios and asset allocation programs, as well as trades made by Vanguard funds that invest in other Vanguard funds. (Please note that shareholders of Vanguard’s funds of funds are subject to the policy.)

51

For participants in employer-sponsored defined contribution plans,* the frequent-trading policy does not apply to:

• Purchases of shares with participant payroll or employer contributions or loan repayments.

• Purchases of shares with reinvested dividend or capital gains distributions.

• Distributions, loans, and in-service withdrawals from a plan.

• Redemptions of shares as part of a plan termination or at the direction of the plan.

• Automated transactions executed during the first six months of a participant’s enrollment in the Vanguard Managed Account Program.

• Redemptions of shares to pay fund or account fees.

• Share or asset transfers or rollovers.

• Reregistrations of shares.

• Conversions of shares from one share class to another in the same fund.

• Exchange requests submitted by mail to Vanguard. (Exchange requests submitted by fax, if otherwise permitted, are not mail requests and are subject to the policy.)

* The following Vanguard fund accounts are subject to the frequent-trading policy: SEP-IRAs, SIMPLE IRAs, certain Section 403(b)(7) accounts, and Vanguard Retirement Plans for which Vanguard Fiduciary Trust Company serves as trustee.

Accounts Held by Institutions (Other Than Defined Contribution Plans)

Vanguard will systematically monitor for frequent trading in institutional clients’ accounts. If we detect suspicious trading activity, we will investigate and take appropriate action, which may include applying to a client’s accounts the 60-day policy previously described, prohibiting a client’s purchases of fund shares, and/or revoking the client’s exchange privilege.

Accounts Held by Intermediaries

When intermediaries establish accounts in Vanguard funds for the benefit of their clients, we cannot always monitor the trading activity of the individual clients. However, we review trading activity at the intermediary (omnibus) level, and if we detect suspicious activity, we will investigate and take appropriate action. If necessary, Vanguard may prohibit additional purchases of fund shares by an intermediary, including for the benefit of certain of the intermediary’s clients. Intermediaries also may monitor their clients’ trading activities with respect to Vanguard funds.

For those Vanguard funds that charge purchase or redemption fees, intermediaries will be asked to assess purchase and redemption fees on client accounts and remit these fees to the funds. The application of purchase and redemption fees and

52

frequent-trading policies may vary among intermediaries. There are no assurances that Vanguard will successfully identify all intermediaries or that intermediaries will properly assess purchase and redemption fees or administer frequent-trading policies. If you invest with Vanguard through an intermediary, please read that firm’s materials carefully to learn of any other rules or fees that may apply.

Other Rules You Should Know

Prospectus and Shareholder Report Mailings

Vanguard attempts to eliminate the unnecessary expense of duplicate mailings by sending just one prospectus and/or report when two or more shareholders have the same last name and address. You may request individual prospectuses and reports by contacting our Client Services Department in writing, by telephone, or by e-mail.

Vanguard.com

Registration. If you are a registered user of Vanguard.com, you can use your personal computer to review your account holdings; to buy, sell, or exchange shares of most Vanguard funds; and to perform most other transactions. You must register for this service online.

Electronic delivery. Vanguard can deliver your account statements, transaction confirmations, and fund financial reports electronically. If you are a registered user of Vanguard.com, you can consent to the electronic delivery of these documents by logging on and changing your mailing preference under “Account Profile.” You can revoke your electronic consent at any time online, and we will begin to send paper copies of these documents within 30 days of receiving your revocation.

Telephone Transactions

Automatic. When we set up your account, we’ll automatically enable you to do business with us by telephone, unless you instruct us otherwise in writing.

Tele-Account®. To conduct account transactions through Vanguard’s automated telephone service, you must first obtain a Personal Identification Number (PIN). Call Tele-Account at 800-662-6273 to obtain a PIN.

Proof of a caller’s authority. We reserve the right to refuse a telephone request if the caller is unable to provide the requested information or if we reasonably believe that the caller is not an individual authorized to act on the account. Before we allow caller to act on an account, we may request the following information:

• Authorization to act on the account (as the account owner or by legal documentation or other means).

• Account registration and address.

53

• Fund name and account number, if applicable.

• Other information relating to the caller, the account owner, or the account.

Good Order

We reserve the right to reject any transaction instructions that are not in “good order.” Good order generally means that your instructions include:

• The fund name and account number.

• The amount of the transaction (stated in dollars, shares, or percentage).

Written instructions also must include:

• Signatures of all registered owners.

• Signature guarantees, if required for the type of transaction. (Call Vanguard for specific signature-guarantee requirements.)

• Any supporting documentation that may be required.

The requirements vary among types of accounts and transactions.

Vanguard reserves the right, without notice, to revise the requirements for good order.

Future Trade-Date Requests

Vanguard does not accept requests to hold a purchase, conversion, redemption, or exchange transaction for a future date. All such requests will receive trade dates as previously described in Purchasing Shares, Converting Shares, and Redeeming Shares. Vanguard reserves the right to return future-dated purchase checks.

Accounts With More Than One Owner

If an account has more than one owner or authorized person, Vanguard will accept telephone or online instructions from any one owner or authorized person.

Responsibility for Fraud

Vanguard will not be responsible for any account losses because of fraud if we reasonably believe that the person transacting business on an account is authorized to do so. Please take precautions to protect yourself from fraud. Keep your account information private, and immediately review any account statements that we provide to you. It is important that you contact Vanguard immediately about any transactions or changes to your account that you believe to be unauthorized.

Uncashed Checks

Please cash your distribution or redemption checks promptly. Vanguard will not pay interest on uncashed checks.

54

Unusual Circumstances

If you experience difficulty contacting Vanguard online, by telephone, or by Tele-Account, you can send us your transaction request by regular or express mail. See

Contacting Vanguard for addresses.

Investing With Vanguard Through Other Firms

You may purchase or sell shares of most Vanguard funds through a financial intermediary, such as a bank, broker, or investment advisor. Please consult your financial intermediary to determine which, if any, shares are available through that firm and to learn about other rules that may apply.

Please see Frequent-Trading Limits—Accounts Held by Intermediaries for information about the assessment of redemption fees and monitoring of frequent trading for accounts held by intermediaries.

Low-Balance Accounts

Each Fund reserves the right to convert an investor’s Institutional Shares to another share class, as appropriate, if the fund account balance falls below the minimum initial investment for any reason, including market fluctuation. Any such conversion will be preceded by written notice to the investor. No redemption fee will be imposed on share-class conversions.

Right to Change Policies

In addition to the rights expressly stated elsewhere in this prospectus, Vanguard reserves the right, without notice, to (1) alter, add, or discontinue any conditions of purchase (including eligibility requirements), redemption, exchange, conversion, service, or privilege at any time; (2) accept initial purchases by telephone; (3) freeze any account and/or suspend account services if Vanguard has received reasonable notice of a dispute regarding the assets in an account, including notice of a dispute between the registered or beneficial account owners, or if we reasonably believe a fraudulent transaction may occur or has occurred; (4) temporarily freeze any account and/or suspend account services upon initial notification to Vanguard of the death of the shareholder until Vanguard receives required documentation in good order; (5) alter, impose, discontinue, or waive any redemption fee, account service fee, or other fees charged to a group of shareholders; and (6) redeem an account or suspend account privileges, without the owner’s permission to do so, in cases of threatening conduct or activity Vanguard believes to be suspicious, fraudulent, or illegal. Changes may affect any or all investors. These actions will be taken when, at the sole discretion of Vanguard management, we reasonably believe they are deemed to be in the best interest of a fund.

55

Share Classes

Vanguard reserves the right, without notice, to change the eligibility requirements of its share classes, including the types of clients who are eligible to purchase each share class.

Fund and Account Updates

Confirmation Statements

We will send (or provide online, whichever you prefer) a confirmation of your trade date and the amount of your transaction when you buy, sell, exchange, or convert shares. However, we will not send confirmations reflecting only checkwriting redemptions or the reinvestment of dividend or capital gains distributions. For any month in which you had a checkwriting redemption, a Checkwriting Activity Statement will be sent to you itemizing the checkwriting redemptions for that month. Promptly review each confirmation statement that we provide to you by mail or online. It is important that you contact Vanguard immediately with any questions you may have about any transaction reflected on a confirmation statement, or Vanguard will consider the transaction properly processed.

Portfolio Summaries

We will send (or provide online, whichever you prefer) quarterly portfolio summaries to help you keep track of your accounts throughout the year. Each summary shows the market value of your account at the close of the statement period, as well as all distributions, purchases, redemptions, exchanges, transfers, and conversions for the current calendar year. Promptly review each summary that we provide to you by mail or online. It is important that you contact Vanguard immediately with any questions you may have about any transaction reflected on the summary, or Vanguard will consider the transaction properly processed.

Tax Statements

For most accounts, we will send annual tax statements to assist you in preparing your income tax returns. These statements, which are generally mailed in January, will report the previous year’s dividends, capital gains distributions, proceeds from the sale of shares from taxable accounts, and distributions from IRAs and other retirement plans. Registered users of Vanguard.com can view these statements online.

Average-Cost Review Statements

For most taxable accounts, an average-cost review statement will accompany the annual Form 1099-B. This statement shows the average cost of shares that you redeemed during the previous calendar year, using the average-cost single-category method, one of the methods established by the IRS and the only method used by

56

Vanguard. You may want to consult a tax professional to determine if a different method is best for you.

Annual and Semiannual Reports

We will send (or provide online, whichever you prefer) comprehensive reports about Vanguard Tax-Managed Funds twice a year, in February and August. These reports include overviews of the financial markets and provide the following specific Fund information:

  Performance assessments and comparisons with industry benchmarks.
  Financial statements with listings of Fund holdings.

Portfolio Holdings

We generally post on our website at www.vanguard.com, in the Portfolio section of each Fund’s Portfolio & Management page, a detailed list of the securities held by the Fund, as of the end of the most recent calendar quarter. This list is generally updated within 30 days after the end of each calendar quarter. Vanguard may exclude any portion of these portfolio holdings from publication when deemed in the best interest of the Fund. We also generally post the ten largest stock portfolio holdings of the Fund and the percentage of the Fund’s total assets that each of these holdings represents, as of the end of the most recent calendar quarter. This list is generally updated within 15 calendar days after the end of each calendar quarter. Please consult the Fund’s Statement of Additional Information or our website for a description of the policies and procedures that govern disclosure of the Fund’s portfolio holdings.

57

Contacting Vanguard

Web
Vanguard.com	For the most complete source of Vanguard news
24 hours a day, 7 days a week	For fund, account, and service information
For most account transactions
For literature requests

Phone
Vanguard Tele-Account® 800-662-6273	For automated fund and account information
(ON-BOARD)	For exchange transactions (subject to limitations)
Toll-free, 24 hours a day, 7 days a week
Investor Information 800-662-7447 (SHIP) For fund and service information
(Text telephone for people with hearing	For literature requests
impairment at 800-749-7273)	Business hours only: Monday–Friday, 8 a.m. to 10 p.m.,
Eastern time; Saturday, 9 a.m. to 4 p.m., Eastern time
Client Services 800-662-2739 (CREW)	For account information
(Text telephone for people with hearing	For most account transactions
impairment at 800-749-7273)	Business hours only: Monday–Friday, 8 a.m. to 10 p.m.,
Eastern time; Saturday, 9 a.m. to 4 p.m., Eastern time
Institutional Division	For information and services for large institutional investors
888-809-8102	Business hours only: Monday–Friday, 8:30 a.m. to 9 p.m.,
Eastern time
Intermediary Sales Support	For information and services for financial intermediaries
800-997-2798	including broker-dealers, trust institutions, insurance
companies, and financial advisors
Business hours only: Monday–Friday, 8:30 a.m. to 7 p.m.,
Eastern time

58

Vanguard Addresses

Please be sure to use the correct address, depending on your method of delivery. Use of an incorrect address could delay the processing of your transaction.

Regular Mail (Individuals)	The Vanguard Group
P.O. Box 1110
Valley Forge, PA 19482-1110
Regular Mail (Institutions)	The Vanguard Group
P.O. Box 2900
Valley Forge, PA 19482-2900
Registered, Express, or Overnight	The Vanguard Group
455 Devon Park Drive
Wayne, PA 19087-1815

Additional Information

		Newspaper	Vanguard	CUSIP
	Inception Date	Abbreviation	Fund Number	Number
Tax-Managed Growth and	Institutional Shares—	TxMGIIst	136	921943700
Income Fund	3/4/1999
Investor Shares—
9/6/1994
Tax-Managed Capital	Institutional Shares—	TxMCaIst	135	921943601
Appreciation Fund	2/24/1999
Investor Shares—
9/6/1994
Tax-Managed	Institutional Shares—	TxMSCIst	118	921943502
Small-Cap Fund	4/21/1999
Investor Shares—
3/25/1999
Tax-Managed	Institutional Shares—	TxMInIst	137	921943882
International Fund	1/4/2001
Investor Shares—
8/17/1999

CFA® is a trademark owned by CFA Institute. The Funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities. For any such funds or securities, the Statement of Additional Information contains a more detailed description of the limited relationship MSCI has with The Vanguard Group and any related funds. Russell is a trademark of The Frank Russell Company. Standard & Poor’s ®, S&P ® , S&P 500 ®, Standard & Poor’s 500, and 500 are trademarks of The McGraw-Hill Companies, Inc., and have been licensed for use by The Vanguard Group, Inc. Vanguard mutual funds are not sponsored, endorsed, sold, or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the funds.

59

Glossary of Investment Terms

Active Management. An investment approach that seeks to exceed the average returns of the financial markets. Active managers rely on research, market forecasts, and their own judgment and experience in selecting securities to buy and sell.

Capital Gains Distribution. Payment to mutual fund shareholders of gains realized on securities that a fund has sold at a profit, minus any realized losses.

Cash Investments. Cash deposits, short-term bank deposits, and money market instruments that include U.S. Treasury bills and notes, bank certificates of deposit (CDs), repurchase agreements, commercial paper, and banker’s acceptances.

Common Stock. A security representing ownership rights in a corporation. A stockholder is entitled to share in the company’s profits, some of which may be paid out as dividends.

Dividend Distribution. Payment to mutual fund shareholders of income from interest or dividends generated by a fund’s investments.

Expense Ratio. The percentage of a fund’s average net assets used to pay its expenses during a fiscal year. The expense ratio includes management expenses—such as advisory fees, account maintenance, reporting, accounting, legal, and other administrative expenses—and any 12b-1 distribution fees. It does not include the transaction costs of buying and selling portfolio securities.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Capitalization. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Mutual Fund. An investment company that pools the money of many people and invests it in a variety of securities in an effort to achieve a specific objective over time.

Passive Management. A low-cost investment strategy in which a mutual fund attempts to track—rather than outperform—a specified market benchmark or “index”; also known as indexing.

Principal. The face value of a debt instrument or the amount of money put into an investment.

Securities. Stocks, bonds, money market instruments, and other investment vehicles.

60

Total Return. A percentage change, over a specified time period, in a mutual fund’s net asset value, assuming the reinvestment of all distributions of dividends and capital gains.

Volatility. The fluctuations in value of a mutual fund or other security. The greater a fund’s volatility, the wider the fluctuations in its returns.

Yield. Income (interest or dividends) earned by an investment, expressed as a percentage of the investment’s price.

Institutional Division
P.O. Box 2900
Valley Forge, PA 19482-2900

Connect with Vanguard® > www.vanguard.com

For More Information

If you would like more information about Vanguard Tax-Managed Funds, the following documents are available free upon request:

Annual/Semiannual Reports to Shareholders

Additional information about the Funds’ investments is available in the Funds’ annual and semiannual reports to shareholders. In the annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during their last fiscal year.

Statement of Additional Information (SAI)

The SAI provides more detailed information about the Funds.

The SAI and portions of the current annual and semiannual reports are incorporated by reference into (and are thus legally a part of) this prospectus.

To receive a free copy of the latest annual or semiannual reports or the SAI, or to request additional information about the Funds or other Vanguard funds, please visit www.vanguard.com or contact us as follows:

If you are an individual investor:

The Vanguard Group

Investor Information Department P.O. Box 2900 Valley Forge, PA 19482-2900

Telephone: 800-662-7447 (SHIP); Text telephone for people with hearing impairment: 800-749-7273

If you are a client of Vanguard’s Institutional Division:

The Vanguard Group

Institutional Investor Information Department P.O. Box 2900 Valley Forge, PA 19482-2900 Telephone: 888-809-8102; Text telephone for people with hearing impairment: 800-749-7273

If you are a current Vanguard shareholder and would like information about your account, account transactions, and/or account statements, please call:

Client Services Department

Telephone: 800-662-2739 (CREW); Text telephone for people with hearing impairment: 800-749-7273

Information Provided by the Securities and Exchange Commission (SEC)

You can review and copy information about the Funds (including the SAI) at the SEC’s Public Reference Room in Washington, DC. To find out more about this public service, call the SEC at 202-551-8090. Reports and other information about the Funds are also available in the EDGAR database on the SEC’s Internet site at www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-1520.

Funds’ Investment Company Act file number: 811-07175

© 2010 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor.

I136 042010

Vanguard Europe Pacific ETF
Prospectus
April 26, 2010
Exchange-traded fund shares that are not individually redeemable and are traded on NYSE Arca
Vanguard Europe Pacific ETF (VEA)

This prospectus contains financial data for the Fund through the fiscal year ended December 31, 2009.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Contents

Vanguard ETF Summary	1	Financial Highlights	22
Investing in Vanguard ETF® Shares	6	Glossary of Investment Terms	24
More on the Fund and ETF Shares	7
The Fund and Vanguard	17
Investment Advisor	17
Dividends, Capital Gains, and Taxes	19
Daily Pricing	20
Additional Information	21

ETF Summary

Investment Objective

Vanguard Tax-Managed International Fund seeks to provide a tax-efficient investment return consisting of long-term capital appreciation.

Fees and Expenses

The following tables describe the fees and expenses you may pay if you buy and hold ETF Shares of the Fund.

Shareholder Fees
(Fees paid directly from your investment)
Transaction Fee on Purchases and Sales	None through Vanguard
(Broker fees vary)

Transaction Fee on Reinvested Dividends	None through Vanguard
(Broker fees vary)
Exchange Fee on Conversion to ETF Shares	Up to $50 through Vanguard
(Broker may impose an additional fee)

Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Management Expenses	0.11%
12b-1 Distribution Fee	None
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.15%

Example

The following example is intended to help you compare the cost of investing in Europe Pacific ETF with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in Europe Pacific ETF. This example assumes that Europe Pacific ETF Shares provide a return of 5% a year and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$15	$48	$85	$192

1

This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 9% of the average value of its portfolio.

Primary Investment Strategies

The Fund purchases stocks included in the MSCI® EAFE® Index, which is made up of approximately 950 common stocks of companies located in 21 countries in Europe, Australia, Asia, and the Far East. The Fund uses statistical methods to “sample” the Index, aiming to closely track its investment performance while limiting investments in Index securities that have undesirable tax characteristics in an attempt to minimize taxable income distributions.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund’s share price and total return to fluctuate within a wide range, like the fluctuations of global stock markets. The Fund’s performance could be hurt by:

• Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund’s investments in foreign stocks can be riskier than U.S. stock investments. The prices of foreign stocks and the prices of U.S. stocks have, at times, moved in opposite directions. In addition, the Fund’s benchmark index may, at times, become focused in stocks of a particular sector, category, or group of companies.

• Country/regional risk, which is the chance that world events—such as political upheaval, financial troubles, or natural disasters—will adversely affect the value of securities issued by companies in foreign countries or regions. Because the Fund may invest a large portion of its assets in securities of companies located in any one country or region, the Fund’s performance may be hurt disproportionately by the poor performance of its investments in that area.

• Currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates.

2

Because ETF Shares are traded on an exchange, they are subject to additional risks:

• Europe Pacific ETF Shares are listed for trading on NYSE Arca and can be bought and sold on the secondary market at market prices. Although it is expected that the market price of a Europe Pacific ETF Share typically will approximate its net asset value (NAV), there may be times when the market price and the NAV vary significantly Thus, you may pay more or less than NAV when you buy Europe Pacific ETF Shares on the secondary market, and you may receive more or less than NAV when you sell those shares.

• Although Europe Pacific ETF Shares are listed for trading on NYSE Arca, it is possible that an active trading market may not be maintained.

• Trading of Europe Pacific ETF Shares on NYSE Arca may be halted if NYSE Arca officials deem such action appropriate, if Europe Pacific ETF Shares are delisted from NYSE Arca, or if the activation of marketwide “circuit breakers” halts stock trading generally.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund‘s ETF Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the ETF Shares compare with those of the Fund‘s benchmark index. MSCI EAFE Index returns are adjusted for withholding taxes applicable to Luxembourg holding companies. Keep in mind that the Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at www.vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

3

Annual Total Returns—ETF Shares

During the periods shown in the bar chart, the highest return for a calendar quarter was 25.41% (quarter ended June 30, 2009), and the lowest return for a quarter was
–19.01% (quarter ended December 31, 2008).

Average Annual Total Returns for Periods Ended December 31, 2009
		Since
		Inception
		(July 20,
	1 Year	2007)
Vanguard Europe Pacific ETF
Based on NAV
Return Before Taxes	28.34%	–11.63%
Return After Taxes on Distributions	28.06	–11.89
Return After Taxes on Distributions and Sale of Fund Shares	19.20	–9.59
Based on Market Price
Return Before Taxes	27.30	–11.57
MSCI EAFE Index
(reflects no deduction for fees or expenses)	31.78%	–12.04%

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the

4

same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Investment Advisor

The Vanguard Group, Inc.

Portfolio Managers

Donald M. Butler, CFA, Principal of Vanguard. He has co-managed the Fund since 2008.

Duane F. Kelly, Principal of Vanguard. He has managed the Fund since its inception in 1999 (co-managed since 2008).

Purchase and Sale of Fund Shares

You can buy and sell ETF Shares of the Fund through a brokerage firm. The firm may charge you a commission to execute the transaction. Unless imposed by your brokerage firm, there is no minimum dollar amount you must invest and no minimum number of shares you must buy. The price you pay or receive for ETF Shares will be the prevailing market price, which may be more or less than the net asset value of the shares.

ETF Shares of the Fund cannot be purchased or redeemed directly with the Fund, except by certain authorized broker-dealers. These broker-dealers may purchase and redeem ETF Shares only in large blocks (Creation Units) worth several million dollars, and only in exchange for baskets of securities rather than cash. For this Fund, the number of ETF Shares in a Creation Unit is 500,000.

Tax Information

The Fund’s distributions may be taxable as ordinary income or capital gain.

Payments to Financial Intermediaries

The Fund and its investment advisor do not pay financial intermediaries for sales of Fund shares or related services.

5

Investing in Vanguard ETF® Shares

What Are Vanguard ETF Shares?

Vanguard ETF Shares are an exchange-traded class of shares issued by certain Vanguard mutual funds. ETF Shares represent an interest in the portfolio of stocks or bonds held by the issuing fund. This prospectus describes Europe Pacific ETF, a class of shares issued by Vanguard Tax-Managed International Fund. In addition to ETF Shares, the Fund offers two conventional (not exchange-traded) classes of shares. This prospectus, however, relates only to ETF Shares.

How Are Vanguard ETF Shares Different From Conventional Mutual Fund Shares?

Conventional mutual fund shares are bought from and redeemed with the issuing fund for cash at the net asset value (NAV), typically calculated once a day. ETF Shares, by contrast, cannot be purchased from or redeemed with the issuing fund by an individual investor.

An organized secondary trading market is expected to exist for ETF Shares, unlike conventional mutual fund shares, because ETF Shares are listed for trading on a national securities exchange. Investors can purchase and sell ETF Shares on the secondary market through a broker. Secondary-market transactions occur not at NAV, but at market prices that change throughout the day, based on the supply of, and demand for, ETF Shares and on changes in the prices of the fund’s portfolio holdings.

The market price of a fund’s ETF Shares typically will differ somewhat from the NAV of those shares. The difference between market price and NAV is expected to be small most of the time, but in times of extreme market volatility the difference may become significant.

How Do I Buy and Sell Vanguard ETF Shares?

Retail investors can purchase ETF Shares on the open market through a broker. When you buy or sell ETF Shares, your broker may charge a commission. You will also incur the cost of the “bid-asked spread,” which is the difference between the price a dealer will pay for a security and the somewhat higher price at which the dealer will sell the same security. In addition, because open-market transactions occur at market prices, you may pay more or less than NAV when you buy ETF Shares, and receive more or less than NAV when you sell those shares.

Your ownership of ETF Shares will be shown on the records of the broker through which you hold the shares. Vanguard will not have any record of your ownership. Your account information will be maintained by your broker, which will provide you with account statements, confirmations of your purchases and sales of ETF Shares, and tax information. Your broker also will be responsible for distributing income and capital gains distributions and for ensuring that you receive shareholder reports and other communications from the fund whose ETF Shares you own. You will receive other services (e.g., dividend reinvestment and average cost information) only if your broker offers these services.

6

More on the Fund and ETF Shares

This prospectus describes the primary risks you would face as a Fund shareholder. It is important to keep in mind one of the main axioms of investing: The higher the risk of losing money, the higher the potential reward. The reverse, also, is generally true: The lower the risk, the lower the potential reward. As you consider an investment in any mutual fund, you should take into account your personal tolerance for fluctuations in the securities markets. Look for this [FLAG] symbol throughout the prospectus. It is used to mark detailed information about the more significant risks that you would confront as a Fund shareholder. To highlight terms and concepts important to mutual fund investors, we have provided Plain Talk® explanations along the way. Reading the prospectus will help you decide whether the Fund is the right investment for you. We suggest that you keep this prospectus for future reference.

Share Class Overview

This prospectus offers the Fund’s ETF Shares, an exchange-traded class of shares. A separate prospectus offers the Fund’s Investor Shares, which have an investment minimum of $10,000. Another prospectus offers the Fund’s Institutional Shares, which are generally for investors who do not require special employee benefit plan services and who invest a minimum of $5 million.

All share classes offered by the Fund have the same investment objectives, strategies, and policies. However, different share classes have different expenses; as a result, their investment performances will differ.

A Note to Investors

Vanguard ETF Shares can be purchased directly from the issuing Fund only in exchange for a basket of securities that is expected to be worth several million dollars. Most individual investors, therefore, will not be able to purchase ETF Shares directly from the Fund. Instead, these investors will purchase ETF Shares on the secondary market with the assistance of a broker.

7

Plain Talk About Fund Expenses

All mutual funds have operating expenses. These expenses, which are deducted from a fund’s gross income, are expressed as a percentage of the net assets of the fund. Vanguard Europe Pacific ETF Shares’ expense ratio in fiscal year 2009 was 0.15%, or $1.50 per $1,000 of average net assets. The average expense ratio for international funds in 2009 was 1.44%, or $14.40 per $1,000 of average net assets (derived from data provided by Lipper Inc., which reports on the mutual fund industry). Management expenses, which are one part of operating expenses, include investment advisory fees as well as other costs of managing a fund—such as account maintenance, reporting, accounting, legal, and other administrative expenses.

Plain Talk About Costs of Investing

Costs are an important consideration in choosing a mutual fund. That’s because you, as a shareholder, pay the costs of operating a fund, plus any transaction costs incurred when the fund buys or sells securities. These costs can erode a substantial portion of the gross income or the capital appreciation a fund achieves. Even seemingly small differences in expenses can, over time, have a dramatic effect on a fund’s performance.

The following sections explain the primary investment strategies and policies that the Fund uses in pursuit of its objective. The Fund’s board of trustees, which oversees the Fund’s management, may change investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental. Note that the Fund‘s investment objective is not fundamental and may be changed without a shareholder vote.

Market Exposure

The Fund seeks to provide tax-efficient investment returns consisting of long-term capital appreciation by investing in a broadly diversified group of stocks of foreign companies.

8

The Fund is subject to stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund’s investments in foreign stocks can be riskier than U.S. stock investments. The prices of foreign stocks and the prices of U.S. stocks have, at times, moved in opposite directions. In addition, the Fund’s benchmark index may, at times, become focused in stocks of a particular sector, category, or group of companies.

Plain Talk About International Investing

U.S. investors who invest abroad will encounter risks not typically associated with U.S. companies, because foreign stock and bond markets operate differently from the U.S. markets. For instance, foreign companies are not subject to the same accounting, auditing, and financial-reporting standards and practices as
U.S. companies, and their stocks may not be as liquid as those of similar U.S.
firms. In addition, foreign stock exchanges, brokers, and companies generally have less government supervision and regulation than their counterparts in the
United States. These factors, among others, could negatively affect the returns
U.S. investors receive from foreign investments.

The Fund is subject to country/regional risk and currency risk. Country/regional risk is the chance that world events—such as political upheaval, financial troubles, or natural disasters—will adversely affect the value of securities issued by companies in foreign countries or regions. Because the Fund may invest a large portion of its assets in securities of companies located in any one country or region, its performance may be hurt disproportionately by the poor performance of its investments in that area. Currency risk is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates.

When the U.S. dollar rises in value versus another currency, returns from foreign stocks are reduced because a given sum in foreign currency translates into fewer U.S. dollars. Conversely, a decline in the U.S. dollar enhances returns from foreign stocks.

International investing involves other risks and considerations, including: generally higher costs for trading securities; foreign withholding taxes payable on the Fund’s securities, which can reduce dividend income available to distribute to shareholders; and adverse changes in regulatory or legal climates.

To illustrate the volatility of international stock prices, the following table shows the best, worst, and average annual total returns for foreign stock markets over various periods as measured by the MSCI EAFE Index, a widely used barometer of

9

international market activity. (Total returns consist of dividend income plus change in market price.) Note that the returns shown do not include the costs of buying and selling stocks or other expenses that a real-world investment portfolio would incur.

International Stock Market Returns
(1970–2009)
	1 Year	5 Years	10 Years	20 Years
Best	69.4%	36.1%	22.0%	15.5%
Worst	–43.4	–2.9	0.8	3.1
Average	11.9	10.7	10.9	11.5

The table covers all of the 1-, 5-, 10-, and 20-year periods from 1970 through 2009. These average returns reflect past performance of international stocks; you should not regard them as an indication of future performance of either foreign markets as a whole or ETF Shares in particular.

Because the MSCI EAFE Index tracks the European and Pacific developed markets collectively, the returns in the preceding table do not reflect the variability of returns for these markets individually. To illustrate this variability, the following table shows returns for different international markets—as well as for the U.S. market for comparison—from 2000 through 2009, as measured by their respective indexes.

Returns for Various Stock Markets[1]
	European	Pacific	U.S.
	Market[2]	Market[2]	Market
2000	–8.39%	–25.78%	–9.10%
2001	–19.90	–25.40	–11.89
2002	–18.38	–9.29	–22.10
2003	38.54	38.48	28.68
2004	20.88	18.98	10.88
2005	9.42	22.64	4.91
2006	33.72	12.20	15.79
2007	13.86	5.30	5.49
2008	–46.42	–36.42	–37.00
2009	35.83	24.18	26.46

1 European market returns are measured by the MSCI Europe Index; Pacific market returns are measured by the MSCI Pacific Index; and U.S. market returns are measured by the Standard & Poor‘s 500 Index.

2 Index returns are adjusted for withholding taxes applicable to Luxembourg holding companies.

10

Keep in mind that these returns reflect past performance of the various indexes; you should not consider them as an indication of future performance of the indexes, or of the Tax-Managed International Fund in particular.

Stocks of publicly traded companies and funds that invest in stocks are often classified according to market value, or market capitalization. These classifications typically include small-cap, mid-cap, and large-cap. It’s important to understand that, for both companies and stock funds, market-capitalization ranges change over time. Also, interpretations of size vary, and there are no “official” definitions of small-, mid-, and large-cap, even among Vanguard fund advisors. The Fund is dominated by large-and mid-cap foreign companies. The asset-weighted median market capitalization of the Fund as of December 31, 2009, was $34.9 billion.

The Fund is subject to investment style risk, which is the chance that returns from the types of stocks in which the Fund invests will trail returns from the overall stock market. Specific types of stocks tend to go through cycles of doing better—or worse—than the stock market in general. These periods have, in the past, lasted for as long as several years.

Security Selection

The Fund employs an index-oriented approach to stock investing, and the only stocks purchased by a Fund are those of issuers included in the MSCI EAFE Index. The Fund uses statistical methods to “sample” the Index, aiming to closely track its investment performance while limiting investments in Index securities that have undesirable tax characteristics in an attempt to minimize taxable income distributions.

Other Investment Policies and Risks

The Fund may invest, to a limited extent, in derivatives. Generally speaking, a derivative is a financial contract whose value is based on the value of a financial asset (such as a stock, bond, or currency), a physical asset (such as gold), or a market index (such as the S&P 500 Index). Investments in derivatives may subject the Fund to risks different from, and possibly greater than, those of the underlying securities, assets, or market indexes. The Fund will not use derivatives for speculation or for the purpose of leveraging (magnifying) investment returns.

The Fund may enter into forward foreign currency exchange contracts, which are types of derivative contracts, to help protect its holdings against unfavorable changes in exchange rates. A forward foreign currency exchange contract is an agreement to buy or sell a country’s currency at a specific price on a specific date, usually 30, 60, or 90 days in the future. In other words, the contract guarantees an exchange rate on a given date. The Fund may use these contracts to gain currency exposure when investing in stock index futures and to settle trades in a foreign currency. These

11

contracts, however, would not prevent the Fund’s securities from falling in value during foreign market downswings.

Vanguard may invest a small portion of Fund assets in stock index futures and/or shares of exchange-traded funds (ETFs), including ETF Shares issued by Vanguard stock funds. Stock index futures and ETFs provide returns similar to those of common stocks. Vanguard may purchase futures or ETFs when doing so will reduce the Fund’s transaction costs or provide flexibility for the Fund to seek better tax efficiency. Vanguard receives no additional revenue from investing Fund assets in ETF Shares of other Vanguard funds. Fund assets invested in ETF Shares are excluded when allocating to the Fund its share of the costs of Vanguard operations.

Cash Management

The Fund’s daily cash balance may be invested in one or more Vanguard CMT Funds, which are very low-cost money market funds. When investing in a Vanguard CMT Fund, the Fund bears its proportionate share of the at-cost expenses of the CMT Fund in which it invests.

Temporary Investment Measures

The Fund may temporarily depart from its normal investment policies and strategies when doing so is believed to be in the Fund’s best interest, so long as the alternative is consistent with the Fund’s investment objective. For instance, the Fund may invest beyond the normal limits in derivatives or ETFs that are consistent with the Fund’s objective when those instruments are more favorably priced or provide needed liquidity, as might be the case when the Fund receives large cash flows that it cannot prudently invest immediately.

In addition, the Fund may take temporary defensive positions that are inconsistent with its normal investment policies and strategies—for instance, by allocating substantial assets to cash, commercial paper, or other less volatile instruments—in response to adverse or unusual market, economic, political, or other conditions. In doing so, the Fund may succeed in avoiding losses but may otherwise fail to achieve its investment objective.

Special Risks of Exchange-Traded Shares

ETF Shares are not individually redeemable. They can be redeemed with the issuing Fund at NAV only in large blocks known as Creation Units, which would cost millions of dollars to assemble.

12

The market price of ETF Shares may differ from NAV. Vanguard ETF Shares are listed for trading on a national securities exchange and can be bought and sold on the secondary market at market prices. Although it is expected that the market price of an ETF Share typically will approximate its NAV, there may be times when the market price and the NAV differ significantly. Thus, you may pay more or less than NAV when you buy ETF Shares on the secondary market, and you may receive more or less than NAV when you sell those shares.

The market price of ETF Shares, like the price of any exchange-traded security, includes a “bid-asked spread” charged by the exchange specialist and other market-makers that cover the particular security. In times of severe market disruption, the bid-asked spread can increase significantly. This means that ETF Shares are most likely to be traded at a discount to NAV, and the discount is likely to be greatest, when the price of ETF Shares is falling fastest—and this may be the time that you most want to sell ETF Shares.

Vanguard’s website at www.vanguard.com shows the previous day’s closing NAV and closing market price for the Fund’s ETF Shares. The website also discloses, in the

Premium/Discount Analysis section of the ETF Shares’ Performance page, how frequently the Fund’s ETF Shares traded at a premium or discount to NAV (based on closing NAVs and market prices) and the magnitudes of such premiums and discounts.

An active trading market may not exist. Although Vanguard ETF Shares are listed on a national securities exchange, it is possible that an active trading market may not be maintained.

Trading may be halted. Trading of Vanguard ETF Shares on an exchange may be halted whenever trading in equity securities generally is halted by the activation of marketwide “circuit breakers” (a rule that requires a halt in trading for a specific period of time when market prices decline by a specified percentage during the course of a trading day). Trading of ETF Shares may also be halted if (1) the shares are delisted from the listing exchange without first being listed on another exchange or (2) exchange officials determine that such action is appropriate in the interest of a fair and orderly market or to protect investors.

Purchasing and Selling Vanguard ETF Shares on the Secondary Market

You can buy and sell ETF Shares on the secondary market in the same way you buy and sell any other exchange-traded security—through a broker. In most cases, the broker will charge you a commission to execute the transaction. The price at which you buy or sell ETF Shares (i.e., the market price) may be more or less than the NAV of the shares. Unless imposed by your broker, there is no minimum dollar amount you must invest and no minimum number of ETF Shares you must buy.

13

Conversion Privilege

Owners of conventional shares issued by the Fund may convert those shares to ETF Shares of equivalent value. Please note that investors who own conventional shares through a 401(k) plan or other employer-sponsored retirement or benefit plan may not convert those shares to ETF Shares. Vanguard may impose a fee of up to $50 on conversion transactions and reserves the right, in the future, to raise or lower the fee and to limit or terminate the conversion privilege. Your broker may charge an additional fee to process a conversion. ETF Shares, whether acquired through a conversion or purchased on the open market, cannot be converted to conventional shares of the same fund. Similarly, ETF Shares of one fund cannot be exchanged for ETF Shares of another fund.

You must hold ETF Shares in a brokerage account. Thus, before converting conventional shares to ETF Shares, you must have an existing, or open a new, brokerage account. To initiate a conversion of conventional shares to ETF Shares, please contact your broker.

Converting conventional shares to ETF Shares generally is accomplished as follows. First, after your broker notifies Vanguard of your request to convert, Vanguard will transfer your conventional shares from your account to the broker’s omnibus account with Vanguard (an account maintained by the broker on behalf of all its customers who hold conventional Vanguard fund shares through the broker). After the transfer, Vanguard’s records will reflect your broker, not you, as the owner of the shares. Next, your broker will instruct Vanguard to convert the appropriate number or dollar amount of conventional shares in its omnibus account to ETF Shares of equivalent value, based on the respective NAVs of the two share classes.

Your Fund’s transfer agent will reflect ownership of all ETF Shares in the name of the Depository Trust Company (DTC). The DTC will keep track of which ETF Shares belong to your broker, and your broker, in turn, will keep track of which ETF Shares belong to you.

Because the DTC is unable to handle fractional shares, only whole shares will be converted. For example, if you owned 300.250 conventional shares, and this was equivalent in value to 90.750 ETF Shares, the DTC account would receive 90 ETF Shares. Conventional shares worth 0.750 ETF Shares (in this example, that would be 2.481 conventional shares) would remain in the broker’s omnibus account with Vanguard. Your broker then could either (1) credit your account with 0.750 ETF Shares rather than 2.481 conventional shares, or (2) redeem the 2.481 conventional shares at NAV, in which case you would receive cash in place of those shares. If your broker chooses to redeem your conventional shares, you will realize a gain or loss on the redemption that must be reported on your tax return (unless you hold the shares in an IRA or other tax-deferred account). Please consult your broker for information on how

14

it will handle the conversion process, including whether it will impose a fee to process a conversion.

If you convert your conventional shares to ETF Shares through Vanguard Brokerage Services® (Vanguard Brokerage), all conventional shares for which you request conversion will be converted to ETF Shares of equivalent value. Because no fractional shares will have to be sold, the transaction will be 100% tax-free. Vanguard Brokerage does not impose a conversion fee over and above the fee imposed by Vanguard.

Here are some important points to keep in mind when converting conventional shares of a Vanguard fund to ETF Shares:

•The conversion process can take anywhere from several days to several weeks, depending on your broker. Vanguard generally will process conversion requests either on the day they are received or on the next business day. Vanguard imposes conversion blackout windows around the dates when a fund with ETF Shares declares dividends. This is necessary to prevent a shareholder from collecting a dividend from both the conventional share class currently held and also from the ETF share class to which the shares will be converted.

• Until the conversion process is complete, you will remain fully invested in a fund’s conventional shares, and your investment will increase or decrease in value in tandem with the NAV of those shares.

• The conversion transaction is nontaxable except, as applicable, to the limited extent as previously described.

• If you have used the average cost basis method of accounting for your conventional mutual fund shares prior to converting them to ETF shares, you are required to maintain the average cost basis method of accounting for your converted ETF shares unless you first obtain permission from the IRS to use a different method. However, effective January 1, 2010, any new ETF shares that you purchase into your account may be eligible for another IRS-approved method. Please contact your tax advisor to discuss your specific situation.

During the conversion process, you will be able to liquidate all or part of your investment by instructing Vanguard or your broker (depending on who maintains records of your share ownership) to redeem your conventional shares. After the conversion process is complete, you will be able to liquidate all or part of your investment by instructing your broker to sell your ETF Shares.

A precautionary note to investment companies: For purposes of the Investment Company Act of 1940, Vanguard ETF Shares are issued by registered investment companies, and the acquisition of such shares by other investment companies is subject to the restrictions of Section 12(d)(1) of that Act, except as permitted by an SEC exemptive order that allows registered investment companies to invest in the issuing funds beyond the limits of Section 12(d)(1), subject to certain terms and conditions.

15

Frequent Trading and Market-Timing

Unlike frequent trading of a Vanguard fund’s conventional (i.e., not exchange-traded) classes of shares, frequent trading of ETF Shares does not disrupt portfolio management, increase the fund’s trading costs, lead to realization of capital gains, or otherwise harm fund shareholders. The vast majority of trading in ETF Shares occurs on the secondary market. Because these trades do not involve the issuing fund, they do not harm the fund or its shareholders. A few institutional investors are authorized to purchase and redeem ETF Shares directly with the issuing fund. Because these trades are effected in-kind (i.e., for securities and not for cash), they do not cause any of the harmful effects (as previously noted) that may result from frequent cash trades. For these reasons, the board of trustees of each fund that issues ETF Shares has determined that it is not necessary to adopt policies and procedures to detect and deter frequent trading and market-timing of ETF Shares.

Portfolio Holdings

We generally post on our website at www.vanguard.com, in the Portfolio section of the Fund’s Portfolio & Management page, a detailed list of the securities held by the Fund as of the end of the most recent calendar quarter. This list is generally updated within 30 days after the end of each calendar quarter. Vanguard may exclude any portion of these portfolio holdings from publication when deemed in the best interest of the Fund. We also generally post the ten largest stock portfolio holdings of the Fund and the percentage of the Fund’s total assets that each of these holdings represents, as of the end of the most recent calendar quarter. This list is generally updated within 15 calendar days after the end of each calendar quarter. Please consult the Fund’s Statement of Additional Information or our website for a description of the policies and procedures that govern disclosure of the Fund’s portfolio holdings.

Turnover Rate

Although the Fund normally seeks to invest for the long term, it may sell securities regardless of how long they have been held. Generally, an index-oriented fund sells securities only in response to redemption requests or to adjust the number of shares held to reflect a change in the fund’s target index. Turnover rates for large-cap stock index funds tend to be very low because large-cap indexes typically do not change significantly from year to year. Turnover rates for mid-cap and small-cap stock index funds tend to be higher (although still relatively low, compared with actively managed stock funds) because the indexes they track are the most likely to change as a result of companies merging, growing, or failing. The Financial Highlights section of this prospectus shows historical turnover rates for the Fund. A turnover rate of 100%, for example, would mean that the Fund had sold and replaced securities valued at 100% of its net assets within a one-year period. The average turnover rate for international stock funds was approximately 95%, as reported by Morningstar, Inc., on December 31, 2009.

16

Plain Talk About Turnover Rate

Before investing in a mutual fund, you should review its turnover rate. This gives an indication of how transaction costs, which are not included in the fund’s expense ratio, could affect the fund’s future returns. In general, the greater the volume of buying and selling by the fund, the greater the impact that brokerage commissions and other transaction costs will have on its return. Also, funds with high turnover rates may be more likely to generate capital gains that must be distributed to shareholders as taxable income.

The Fund and Vanguard

The Fund is a member of The Vanguard Group, a family of 37 investment companies with more than 160 funds holding assets of approximately $1.3 trillion. All of the funds that are members of The Vanguard Group (other than funds of funds) share in the expenses associated with administrative services and business operations, such as personnel, office space, equipment, and advertising.

Vanguard also provides marketing services to the funds. Although shareholders do not pay sales commissions or 12b-1 distribution fees, each fund (other than a fund of funds) or each share class of a fund (in the case of a fund with multiple share classes) pays its allocated share of The Vanguard Group’s marketing costs.

Plain Talk About Vanguard’s Unique Corporate Structure

The Vanguard Group is truly a mutual mutual fund company. It is owned jointly by the funds it oversees and thus indirectly by the shareholders in those funds.
Most other mutual funds are operated by management companies that may be owned by one person, by a private group of individuals, or by public investors who own the management company’s stock. The management fees charged by these companies include a profit component over and above the companies’ cost of providing services. By contrast, Vanguard provides services to its member funds on an at-cost basis, with no profit component, which helps to keep the funds’ expenses low.

Investment Advisor

The Vanguard Group, Inc. (Vanguard), P.O. Box 2600, Valley Forge, PA 19482, which began operations in 1975, serves as advisor to the Fund through its Quantitative Equity Group. As of December 31, 2009, Vanguard served as advisor for

17

approximately $1.1 trillion in assets. Vanguard manages the Fund on an at-cost basis, subject to the supervision and oversight of the trustees and officers of the Fund.

For the fiscal year ended December 31, 2009, the advisory expenses represented an effective annual rate of approximately 0.01% of the Fund’s average net assets.

For a discussion of why the board of trustees approved the Fund’s investment advisory arrangement, see the most recent semiannual report to shareholders covering the fiscal period ended June 30.

Vanguard’s Quantitative Equity Group is overseen by:

George U. Sauter, Chief Investment Officer and Managing Director of Vanguard. As Chief Investment Officer, he is responsible for the oversight of Vanguard’s Quantitative Equity and Fixed Income Groups. The investments managed by these two groups include active quantitative equity funds, equity index funds, active bond funds, index bond funds, stable value portfolios, and money market funds. Since joining Vanguard in 1987, Mr. Sauter has been a key contributor to the development of Vanguard’s stock indexing and active quantitative equity investment strategies. He received his A.B. in Economics from Dartmouth College and an M.B.A. in Finance from the University of Chicago.

Sandip A. Bhagat, CFA, Principal of Vanguard and head of Vanguard’s Quantitative Equity Group. He has oversight responsibility for all active quantitative equity funds and all equity index funds managed by the Quantitative Equity Group. He has managed investment portfolios since 1987 and has been with Vanguard since 2009. He received his B.S. in Chemical Engineering from the University of Bombay, India, and an M.S. in Chemical Engineering and an M.B.A. from the University of Connecticut.

The managers primarily responsible for the day-to-day management of the Fund are:

Donald M. Butler, CFA, Principal of Vanguard. He has been with Vanguard since 1992; has managed investment portfolios since 1997; and has co-managed the Tax-Managed International Fund since 2008. Education: B.S.B.A., Shippensburg University.

Duane F. Kelly, Principal of Vanguard. He has been with Vanguard since 1989; has managed investment portfolios since 1992; and has managed the Tax-Managed International Fund since its inception in 1999 (co-managed since 2008). Education: B.S., LaSalle University.

The Statement of Additional Information provides information about the portfolio manager’s compensation, other accounts under management, and ownership of shares of the Fund.

18

Dividends, Capital Gains, and Taxes

Fund Distributions

The Fund distributes to shareholders virtually all of its net income (interest and dividends, less expenses) as well as any net capital gains realized from the sale of its holdings. Distributions generally occur annually in December. In addition, the Fund may occasionally make a supplemental distribution at some other time during the year.

Plain Talk About Distributions

As a shareholder, you are entitled to your portion of a fund’s income from interest and dividends as well as capital gains from the fund’s sale of investments. Income consists of both the dividends that the fund earns from any stock holdings and the interest it receives from any money market and bond investments. Capital gains are realized whenever the fund sells securities for higher prices than it paid for them.
These capital gains are either short-term or long-term, depending on whether the fund held the securities for one year or less or for more than one year.

Reinvestment of Distributions

In order to reinvest dividend and capital gains distributions, investors in the Fund’s ETF Shares must hold their shares at a broker that offers a reinvestment service (either the broker’s own service or a service made available by a third party, such as the broker’s outside clearing firm or the Depository Trust Company (DTC)). If a reinvestment service is available and used, distributions of both income and capital gains will automatically be reinvested in additional whole and fractional ETF Shares of the Fund. If a reinvestment service is not available, investors would receive their distributions in cash. To determine whether a reinvestment service is available and whether there is a commission or other charge for using this service, consult your broker.

As with all exchange-traded funds, reinvestment of dividend and capital gains distributions in additional ETF Shares will occur four business days or more after the ex-dividend date (the date when a distribution of dividends or capital gains is deducted from the price of the Fund’s shares). The exact number of days depends on your broker. During that time, the amount of your distribution will not be invested in the Fund and therefore will not share in the Fund’s income, gains, and losses.

Basic Tax Points

Investors in taxable accounts should be aware of the following basic federal income tax points:

• Distributions are taxable to you whether or not you reinvest these amounts in additional ETF Shares.

19

• Distributions declared in December—if paid to you by the end of January—are taxable as if received in December.

• Any dividend and short-term capital gains distributions that you receive are taxable to you as ordinary income. If you are an individual and meet certain holding-period requirements with respect to your Fund shares, you may be eligible for reduced tax rates on “qualified dividend income,”if any, distributed by the Fund.

• Any distributions of net long-term capital gains are taxable to you as long-term capital gains, no matter how long you’ve owned ETF Shares.

• Although the Fund seeks to minimize distributions of taxable capital gains, it may not always achieve this goal. Capital gains distributions may vary considerably from year to year as a result of the Fund‘s normal investment activities and cash flows.

• A sale of ETF Shares is a taxable event. This means that you may have a capital gain to report as income, or a capital loss to report as a deduction, when you complete your tax return.

Dividend and capital gains distributions that you receive, as well as your gains or losses from any sale of ETF Shares, may be subject to state and local income taxes.

The Fund may be subject to foreign taxes or foreign tax withholding on dividends, interest, and some capital gains that the Fund receives on foreign securities. You may qualify for an offsetting credit or deduction under U.S. tax laws for any amount designated as your portion of the Fund’s foreign tax obligations, provided that you meet certain requirements. See your tax advisor or IRS publications for more information.

This prospectus provides general tax information only. If you are investing through a tax-deferred retirement account, such as an IRA, special tax rules apply. Please consult your tax advisor for detailed information about any tax consequences for you.

Daily Pricing

Share price, also known as net asset value (NAV), is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4 p.m., Eastern time. Each share class has its own NAV, which is computed by dividing the total assets, minus liabilities, allocated to each share class by the number of Fund shares outstanding for that class. On holidays or other days when the Exchange is closed, the NAV is not calculated, and the Fund does not transact purchase or redemption requests. However, on those days the value of the Fund’s assets may be affected to the extent that the Fund holds foreign securities that trade on foreign markets that are open.

Remember: If you buy or sell ETF Shares on the secondary market, you will pay or receive the market price, which may be higher or lower than NAV. Your transaction will

20

be priced at NAV only if you purchase or redeem your ETF Shares in Creation Unit blocks, or if you convert your conventional fund shares to ETF Shares.

Stocks held by a Vanguard fund are valued at their market value when reliable market quotations are readily available. Certain short-term debt instruments used to manage a fund’s cash are valued on the basis of amortized cost. The values of any foreign securities held by a fund are converted into U.S. dollars using an exchange rate obtained from an independent third party. The values of any mutual fund shares held by a fund are based on the NAVs of the shares. The values of any ETF or closed-end fund shares held by a fund are based on the market value of the shares.

When a fund determines that market quotations either are not readily available or do not accurately reflect the value of a security, the security is priced at its fair value (the amount that the owner might reasonably expect to receive upon the current sale of the security). A fund also will use fair-value pricing if the value of a security it holds has been materially affected by events occurring before the fund’s pricing time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, which may trade on foreign exchanges that close many hours before the fund’s pricing time. Intervening events might be company-specific (e.g., earnings report, merger announcement); country-specific (e.g., natural disaster, economic or political news, act of terrorism, interest rate change); or global. Intervening events include price movements in U.S. markets that are deemed to affect the value of foreign securities.

Fair value prices are determined by Vanguard according to procedures adopted by the board of trustees. When fair-value pricing is employed, the prices of securities used by a fund to calculate the NAV may differ from quoted or published prices for the same securities.

Vanguard’s website will show the previous day’s closing NAV and closing market price for the Fund’s ETF Shares. The previous day’s closing market price may also be published in the business section of major newspapers.

Additional Information

			Vanguard
		Suitable	Fund	CUSIP
	Inception Date	for IRAs	Number	Number

Tax-Managed International Fund	ETF Shares—7/20/2007	No	936	921943858
Investor Shares—8/17/1999

21

Financial Highlights

The following financial highlights table is intended to help you understand the ETF Shares‘ financial performance for the periods shown, and certain information reflects financial results for a single ETF Share. The total returns in the table represent the rate that an investor would have earned or lost each period on an investment in the ETF Shares (assuming reinvestment of all distributions). This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report—along with the Fund’s financial statements—is included in the Fund’s most recent annual report to shareholders. You may obtain a free copy of the latest annual or semiannual report online at www.vanguard.com or by contacting Vanguard by telephone or mail.

Plain Talk About How to Read the Financial Highlights Table

The ETF Shares began fiscal year 2009 with a net asset value (price) of $27.18 per share. During the year, each ETF Share earned $0.86 from investment income
(interest and dividends) and $6.836 from investments that had appreciated in value or that were sold for higher prices than the Fund paid for them.

Shareholders received $0.816 per share in the form of dividend distributions. A portion of each year’s distributions may come from the prior year’s income or capital gains.

The share price at the end of the year was $34.06, reflecting earnings of $7.696 per share and distributions of $0.816 per share. This was an increase of $6.88 per share (from $27.18 at the beginning of the year to $34.06 at the end of the year).
For a shareholder who reinvested the distributions in the purchase of more shares, the total return was 28.34% for the year.

As of December 31, 2009, the ETF Shares had approximately $4.4 billion in net assets. For the year, the expense ratio was 0.15% ($1.50 per $1,000 of net assets), and the net investment income amounted to 2.92% of average net assets. The Fund sold and replaced securities valued at 9% of its net assets.

22

Europe Pacific ETF Shares
	Year Ended December 31,		July 20, 2007[1]
			to Dec. 31,
	2009	2008	2007
Net Asset Value, Beginning of Period	$27.18	$47.92	$49.99
Investment Operations
Net Investment Income	.860[2]	.934	.204
Net Realized and Unrealized Gain (Loss) on Investments	6.836	(20.744)	(1.219)
Total from Investment Operations	7.696	(19.810)	(1.015)
Distributions
Dividends from Net Investment Income	(.816)	(.930)	(1.055)
Distributions from Realized Capital Gains	—	—	—
Total Distributions	(.816)	(.930)	(1.055)
Net Asset Value, End of Period	$34.06	$27.18	$47.92
Total Return	28.34%	–41.25%	–2.02%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,356	$2,292	$653
Ratio of Total Expenses to Average Net Assets	0.15%	0.11%	0.12%[3]
Ratio of Net Investment Income to Average Net Assets	2.92%	3.51%	2.74%[3]
Turnover Rate[4]	9%	16%	6%

1	Inception.
2	Calculated based on average shares outstanding.
3	Annualized.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the Fund’s capital shares, including ETF Creation Units.

CFA® is a trademark owned by CFA Institute. The Fund or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities. For any such funds or securities, the Statement of Additional Information contains a more detailed description of the limited relationship MSCI has with The Vanguard Group and any related funds.

23

Glossary of Investment Terms

Active Management. An investment approach that seeks to exceed the average returns of the financial markets. Active managers rely on research, market forecasts, and their own judgment and experience in selecting securities to buy and sell.

Authorized Participant. Institutional investors that are permitted to purchase Creation Units directly from, and redeem Creation Units directly with, the fund. To be an Authorized Participant, an entity must be a participant in the Depository Trust Company and must enter into an agreement with the fund’s Distributor.

Bid-Asked Spread. The difference between the price a dealer is willing to pay for a security (the bid price) and the somewhat higher price at which the dealer is willing to sell the same security (the ask price).

Capital Gains Distribution. Payment to mutual fund shareholders of gains realized on securities that a fund has sold at a profit, minus any realized losses.

Cash Investments. Cash deposits, short-term bank deposits, and money market instruments that include U.S. Treasury bills and notes, bank certificates of deposit (CDs), repurchase agreements, commercial paper, and banker’s acceptances.

Common Stock. A security representing ownership rights in a corporation. A stockholder is entitled to share in the company’s profits, some of which may be paid out as dividends.

Creation Unit. A large block of a specified number of ETF Shares. Authorized Participants may purchase and redeem ETF Shares from the fund only in Creation Unit-size aggregations.

Dividend Distribution. Payment to mutual fund shareholders of income from interest or dividends generated by a fund’s investments.

Expense Ratio. The percentage of a fund’s average net assets used to pay its expenses during a fiscal year. The expense ratio includes management expenses—such as advisory fees, account maintenance, reporting, accounting, legal, and other administrative expenses—and any 12b-1 distribution fees. It does not include the transaction costs of buying and selling portfolio securities.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Capitalization. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

24

Mutual Fund. An investment company that pools the money of many people and invests it in a variety of securities in an effort to achieve a specific objective over time.

Passive Management. A low-cost investment strategy in which a mutual fund attempts to track—rather than outperform—a specified market benchmark or “index”; also known as indexing.

Principal. The face value of a debt instrument or the amount of money put into an investment.

Securities. Stocks, bonds, money market instruments, and other investment vehicles.

Total Return. A percentage change, over a specified time period, in a mutual fund’s net asset value, assuming the reinvestment of all distributions of dividends and capital gains.

Volatility. The fluctuations in value of a mutual fund or other security. The greater a fund’s volatility, the wider the fluctuations in its returns.

Yield. Income (interest or dividends) earned by an investment, expressed as a percentage of the investment’s price.

Institutional Division
P.O. Box 2900
Valley Forge, PA 19482-2900

Connect with Vanguard® > www.vanguard.com

For More Information

If you would like more information about Vanguard Europe Pacific ETF, the following documents are available free upon request:

Annual/Semiannual Reports to Shareholders

Additional information about the Fund’s investments is available in the Fund’s annual and semiannual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Statement of Additional Information (SAI)

The SAI for the issuing Fund provides more detailed information about the Fund’s ETF Shares.

The SAI and portions of the current annual and semiannual reports are incorporated by reference into (and are thus legally a part of) this prospectus.

To receive a free copy of the latest annual or semiannual report or the SAI, or to request additional information about ETF Shares, please visit www.vanguard.com or contact us as follows:

The Vanguard Group Institutional Investor Information P.O. Box 2900 Valley Forge, PA 19482-2900 Telephone: 866-499-8473

Information Provided by the Securities and Exchange Commission (SEC)

You can review and copy information about the Fund (including the SAI) at the SEC’s Public Reference Room in Washington, D.C. To find out more about this public service, call the SEC at 202-551-8090. Reports and other information about the Fund are also available in the EDGAR database on the SEC’s Internet site at www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-1520.

Fund’s Investment Company Act file number: 811-07175

© 2010 The Vanguard Group, Inc. All rights reserved U.S. Pat. No. 6,879,964 B2; 7,337,138 Vanguard Marketing Corporation, Distributor.

P936 042010

PART B

VANGUARD TAX-MANAGED FUNDS®

STATEMENT OF ADDITIONAL INFORMATION

April 26, 2010

This Statement of Additional Information is not a prospectus but should be read in conjunction with the Funds‘ current prospectuses (dated April 26, 2010). To obtain, without charge, a prospectus or the most recent Annual Report to Shareholders, which contains the Funds‘ financial statements as hereby incorporated by reference, please contact The Vanguard Group, Inc. (Vanguard).

Phone: Investor Information Department at 800-662-7447 Online: www.vanguard.com

TABLE OF CONTENTS
Description of the Trust	B-1
Fundamental Policies	B-3
Investment Strategies and Nonfundamental Policies	B-4
Share Price	B-21
Purchase and Redemption of Shares	B-21
Management of the Funds	B-22
Investment Advisory Services	B-36
Portfolio Transactions	B-38
Proxy Voting Guidelines	B-40
Information About the ETF Share Class	B-44
Financial Statements	B-57
Description of Municipal Bond Ratings	B-57

DESCRIPTION OF THE TRUST

Vanguard®Tax-Managed Funds (the Trust) currently offers the following funds and share classes (identified by ticker symbol):

Share Classes[1]
Fund[2]	Investor	Admiral	Institutional	ETF
Vanguard Tax-Managed Balanced Fund	VTMFX	—	—	—
Vanguard Tax-Managed Growth and Income Fund	VTGIX	VTGLX	VTMIX	—
Vanguard Tax-Managed Capital Appreciation Fund	VMCAX	VTCLX	VTCIX	—
Vanguard Tax-Managed Small-Cap Fund	VTMSX	—	VTSIX	—
Vanguard Tax-Managed International Fund	VTMGX	—	VTMNX	VEA[3]
1 Individually, a class; collectively, the classes.
2 Individually, a Fund, collectively, the Funds.
3 The ETF Share class is known as Vanguard Europe Pacific ETF.

The Trust has the ability to offer additional funds or classes of shares. There is no limit on the number of full and fractional shares that may be issued for a single fund or class of shares.

Throughout this document, any references to “class” apply only to the extent a Fund issues multiple classes.

Organization

The Trust was organized as a Maryland corporation in 1994 and was reorganized as a Delaware statutory trust in June 1998. Prior to its reorganization as a Delaware statutory trust, the Trust was known as Vanguard Tax-Managed Fund, Inc.

The Trust is registered with the United States Securities and Exchange Commission (the SEC) under the Investment Company Act of 1940 (the 1940 Act) as an open-end, diversified management investment company.

Service Providers

Custodians. JPMorgan Chase Bank, 270 Park Avenue, New York, NY 10017-2070 (for the Tax-Managed Balanced Fund) and Brown Brothers Harriman & Co., 40 Water Street, Boston, MA 02109 (for the Tax-Managed Capital Appreciation, Tax-Managed Growth and Income, Tax-Managed Small-Cap, and Tax-Managed International Funds), serve as the Funds’ custodians. The custodians are responsible for maintaining the Funds’ assets, keeping all necessary accounts and records of Fund assets, and appointing any foreign sub-custodians or foreign securities depositories.

Independent Registered Public Accounting Firm. PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1700, 2001 Market Street, Philadelphia, PA 19103-7042, serves as the Funds‘ independent registered public accounting firm. The independent registered public accounting firm audits the Funds‘ annual financial statements and provides other related services.

Transfer and Dividend-Paying Agent. The Funds‘ transfer agent and dividend-paying agent is Vanguard, P.O. Box 2600, Valley Forge, PA 19482.

Characteristics of the Funds‘ Shares

Restrictions on Holding or Disposing of Shares. There are no restrictions on the right of shareholders to retain or dispose of a Fund’s shares, other than those described in the Fund’s current prospectus and elsewhere in this Statement of Additional Information. Each Fund or class may be terminated by reorganization into another mutual fund or class or by liquidation and distribution of the assets of the Fund or class. Unless terminated by reorganization or liquidation, each Fund and share class will continue indefinitely.

Shareholder Liability. The Trust is organized under Delaware law, which provides that shareholders of a statutory trust are entitled to the same limitations of personal liability as shareholders of a corporation organized under Delaware law. This means that a shareholder of a Fund generally will not be personally liable for payment of the Fund’s debts. Some state courts, however, may not apply Delaware law on this point. We believe that the possibility of such a situation arising is remote.

Dividend Rights. The shareholders of each class of a Fund are entitled to receive any dividends or other distributions declared by the Fund for each such class. No shares of a Fund have priority or preference over any other shares of the Fund with respect to distributions. Distributions will be made from the assets of the Fund and will be paid ratably to all shareholders of a particular class according to the number of shares of the class held by shareholders on the record date. The amount of dividends per share may vary between separate share classes of the Fund based upon differences in the net asset values of the different classes and differences in the way that expenses are allocated between share classes pursuant to a multiple class plan.

Voting Rights. Shareholders are entitled to vote on a matter if: (1) the matter concerns an amendment to the Declaration of Trust that would adversely affect to a material degree the rights and preferences of the shares of a Fund or any class; (2) the trustees determine that it is necessary or desirable to obtain a shareholder vote; (3) a merger or consolidation, share conversion, share exchange, or sale of assets is proposed and a shareholder vote is required by the 1940 Act to approve the transaction; or (4) a shareholder vote is required under the 1940 Act. The 1940 Act requires a shareholder vote under various circumstances, including to elect or remove trustees upon the written request of shareholders representing 10% or more of a Fund’s net assets, to change any fundamental policy of a Fund, and to enter into certain merger transactions. Unless otherwise required by applicable law, shareholders of a Fund receive one vote for each dollar of net asset value owned on the record date, and a fractional vote for each fractional dollar of net asset value owned on the record date. However, only the shares of the Fund or class affected by a particular matter are entitled to vote on that matter. In addition, each class has exclusive voting rights on any matter submitted to shareholders that relates solely to that class, and each class has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of another. Voting rights are noncumulative and cannot be modified without a majority vote.

Liquidation Rights. In the event that a Fund is liquidated, shareholders will be entitled to receive a pro rata share of the Fund’s net assets. In the event that a class of shares is liquidated, shareholders of that class will be entitled to receive a pro rata share of the Fund’s net assets that are allocated to that class. Shareholders may receive cash, securities, or a combination of the two.

Preemptive Rights. There are no preemptive rights associated with the Funds‘ shares.

Conversion Rights. Fund shareholders (except those of the Tax-Managed Balanced Fund) may convert their shares into another class of shares of the same Fund upon the satisfaction of any then applicable eligibility requirements. ETF Shares cannot be converted into conventional shares of a fund. For additional information about the conversion rights applicable to ETF Shares, please see “Information About the ETF Share Class.” There are no conversion rights associated with the Tax-Managed Balanced Fund.

Redemption Provisions. Each Fund’s redemption provisions are described in its current prospectus and elsewhere in this Statement of Additional Information.

Sinking Fund Provisions. The Funds have no sinking fund provisions.

Calls or Assessment. Each Fund’s shares, when issued, are fully paid and non-assessable.

Tax Status of the Funds

Each Fund expects to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the IRC). This special tax status means that the Fund will not be liable for federal tax on income and capital gains distributed to shareholders. In order to preserve its tax status, each Fund must comply with certain requirements. If a Fund fails to meet these requirements in any taxable year, it will be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, will be taxable to shareholders as ordinary income. In addition, a Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before regaining its tax status as a regulated investment company.

Dividends received and distributed by each Fund on shares of stock of domestic corporations may be eligible for the dividends-received deduction applicable to corporate shareholders. Corporations must satisfy certain requirements in order to claim the deduction. Capital gains distributed by the Funds are not eligible for the dividends-received deduction.

Vanguard Tax-Managed International Fund may invest in passive foreign investment companies (PFICs). A foreign company is generally a PFIC if 75% or more of its gross income is passive or if 50% or more of its assets produce passive income. Capital gains on the sale of a PFIC will be deemed ordinary income regardless of how long the Fund held it. Also, the Fund may be subject to corporate income tax and an interest charge on certain dividends and capital gains earned from PFICs, whether or not they are distributed to shareholders. To avoid such tax and interest, the Fund may elect to treat PFICs as sold on the last day of the Fund’s fiscal year, mark-to-market these securities, and recognize any unrealized gains (or losses, to the extent of previously recognized gains) as ordinary income each year. Distributions from the Fund that are attributable to PFICs are characterized as ordinary income.

FUNDAMENTAL POLICIES

Each Fund is subject to the following fundamental investment policies, which cannot be changed in any material way without the approval of the holders of a majority of the Fund’s shares. For these purposes, a “majority” of shares means shares representing the lesser of: (1) 67% or more of the Fund’s net assets voted, so long as shares representing more than 50% of the Fund’s net assets are present or represented by proxy; or (2) more than 50% of the Fund’s net assets.

Borrowing. Each Fund may borrow money only as permitted by the 1940 Act or other governing statute, by the Rules thereunder, or by the SEC or other regulatory agency with authority over the Fund.

Commodities. Each Fund may invest in commodities only as permitted by the 1940 Act or other governing statute, by the Rules thereunder, or by the SEC or other regulatory agency with authority over the Fund.

Diversification. With respect to 75% of its total assets, each Fund may not: (1) purchase more than 10% of the outstanding voting securities of any one issuer; or (2) purchase securities of any issuer if, as a result, more than 5% of the Fund’s total assets would be invested in that issuer’s securities. This limitation does not apply to obligations of the

U.S.	government or its agencies or instrumentalities.

Industry Concentration. Each Fund will not concentrate its investments in the securities of issuers whose principal business activities are in the same industry, except as may be necessary to approximate the composition of its target index.

Loans. Each Fund may make loans to another person only as permitted by the 1940 Act or other governing statute, by the Rules thereunder, or by the SEC or other regulatory agency with authority over the Fund.

Real Estate. Each Fund may not invest directly in real estate unless it is acquired as a result of ownership of securities or other instruments. This restriction shall not prevent the Fund from investing in securities or other instruments (1) issued by companies that invest, deal, or otherwise engage in transactions in real estate, or (2) backed or secured by real estate or interests in real estate.

Senior Securities. Each Fund may not issue senior securities except as permitted by the 1940 Act or other governing statute, by the Rules thereunder, or by the SEC or other regulatory agency with authority over the Fund.

Underwriting. Each Fund may not act as an underwriter of another issuer’s securities, except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 (the 1933 Act), in connection with the purchase and sale of portfolio securities.

Compliance with the fundamental policies set forth above is generally measured at the time the securities are purchased. Unless otherwise required by the 1940 Act, if a percentage restriction is adhered to at the time the investment is made, a later change in percentage resulting from a change in the market value of assets will not constitute a violation of such restriction. All fundamental policies must comply with applicable regulatory requirements. For more details, see “Investment Strategies and Nonfundamental Policies.”

None of these policies prevents the Funds from having an ownership interest in Vanguard. As a part owner of Vanguard, each Fund may own securities issued by Vanguard, make loans to Vanguard, and contribute to Vanguard’s costs or other financial requirements. See “Management of the Funds” for more information.

INVESTMENT STRATEGIES AND NONFUNDAMENTAL POLICIES

Some of the investment strategies and policies described below and in each Fund’s prospectus set forth percentage limitations on a Fund’s investment in, or holdings of, certain securities or other assets. Unless otherwise required by law, compliance with these strategies and policies will be determined immediately after the acquisition of such securities or assets. Subsequent changes in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the Fund’s investment strategies and policies.

The following investment strategies and policies supplement each Fund’s investment strategies and policies set forth in the prospectus. With respect to the different investments discussed below, a Fund may acquire such investments to the extent consistent with its investment strategies and policies.

Borrowing. A fund’s ability to borrow money is limited by its investment policies and limitations, by the 1940 Act, and by applicable exemptions, no-action letters, interpretations, and other pronouncements issued from time to time by the SEC and its staff or any other regulatory authority with jurisdiction. Under the 1940 Act, a fund is required to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed, with an exception for borrowings not in excess of 5% of the fund’s total assets made for temporary or emergency purposes. Any borrowings for temporary purposes in excess of 5% of the fund’s total assets must maintain continuous asset coverage. If the 300% asset coverage should decline as a result of market fluctuations or for other reasons, a fund may be required to sell some of its portfolio holdings within three days (excluding Sundays and holidays) to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time.

Borrowing will tend to exaggerate the effect on net asset value of any increase or decrease in the market value of a fund’s portfolio. Money borrowed will be subject to interest costs that may or may not be recovered by earnings on the securities purchased. A fund also may be required to maintain minimum average balances in connection with a borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

The SEC takes the position that transactions that have a leveraging effect on the capital structure of a fund or are economically equivalent to borrowing can be viewed as constituting a form of borrowing by the fund for purposes of the 1940 Act. These transactions can include entering into reverse repurchase agreements; engaging in mortgage-dollar-roll transactions; selling securities short (other than short sales “against-the-box”); buying and selling certain derivatives (such as futures contracts); selling (or writing) put and call options; engaging in sale-buybacks; entering into firm-commitment and standby-commitment agreements; engaging in when-issued, delayed-delivery, or forward-commitment transactions; and other similar trading practices. (Additional discussion about a number of these transactions can be found on the following pages.) A borrowing transaction will not be considered to constitute the issuance, by a fund, of a “senior security,” as that term is defined in Section 18(g) of the 1940 Act, and therefore such transaction will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by a fund, if the fund (1) maintains an offsetting financial position; (2) segregates liquid assets (with such liquidity determined by the advisor in accordance with procedures established by the board of trustees) equal (as determined on a daily mark-to-market basis) in value to the fund’s potential economic exposure under the borrowing transaction; or (3) otherwise “covers” the transaction in accordance with applicable SEC guidance (collectively, “covers” the transaction). A fund may have to buy or sell a security at a disadvantageous time or price in order to cover a borrowing transaction. In addition, segregated assets may not be available to satisfy redemptions or for other purposes.

Common Stock. Common stock represents an equity or ownership interest in an issuer. Common stock typically entitles the owner to vote on the election of directors and other important matters as well as to receive dividends on such stock. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds, other debt holders, and owners of preferred stock take precedence over the claims of those who own common stock.

Convertible Securities. Convertible securities are hybrid securities that combine the investment characteristics of bonds and common stocks. Convertible securities typically consist of debt securities or preferred stock that may be converted (on a voluntary or mandatory basis) within a specified period of time (normally for the entire life of the security) into a certain amount of common stock or other equity security of the same or a different issuer at a predetermined price. Convertible securities also include debt securities with warrants or common stock attached and derivatives combining the features of debt securities and equity securities. Other convertible securities with features and risks not specifically referred to herein may become available in the future. Convertible securities involve risks similar to those of both fixed income and equity securities.

The market value of a convertible security is a function of its “investment value” and its “conversion value.” A security’s “investment value” represents the value of the security without its conversion feature (i.e., a nonconvertible fixed income security). The investment value may be determined by reference to its credit quality and the current value of its yield to maturity or probable call date. At any given time, investment value is dependent upon such factors as the general level of interest rates, the yield of similar nonconvertible securities, the financial strength of the issuer, and the seniority of the security in the issuer’s capital structure. A security’s “conversion value” is determined by multiplying the number of shares the holder is entitled to receive upon conversion or exchange by the current price of the underlying security. If the conversion value of a convertible security is significantly below its investment value, the convertible security will trade like nonconvertible debt or preferred stock and its market value will not be influenced greatly by fluctuations in the market price of the underlying security. In that circumstance, the convertible security takes on the characteristics of a bond, and its price moves in the opposite direction from interest rates. Conversely, if the conversion value of a convertible security is near or above its investment value, the market value of the convertible security will be more heavily influenced by fluctuations in the market price of the underlying security. In that case, the convertible security’s price may be as volatile as that of common stock. Because both interest rates and market movements can influence its value, a convertible security generally is not as sensitive to interest rates as a similar fixed income security, nor is it as sensitive to changes in share price as its underlying equity security. Convertible securities are often rated below investment-grade or are not rated, and are generally subject to a high degree of credit risk.

Although all markets are prone to change over time, the generally high rate at which convertible securities are retired (through mandatory or scheduled conversions by issuers or voluntary redemptions by holders) and replaced with newly issued convertibles may cause the convertible securities market to change more rapidly than other markets. For example, a concentration of available convertible securities in a few economic sectors could elevate the sensitivity of the convertible securities market to the volatility of the equity markets and to the specific risks of those sectors. Moreover, convertible securities with innovative structures, such as mandatory conversion securities and equity-linked securities, have increased the sensitivity of the convertible securities market to the volatility of the equity markets and to the special risks of those innovations, which may include risks different from, and possibly greater than, those associated with traditional convertible securities.

Debt Securities. A debt security, sometimes called a fixed income security, is a security consisting of a certificate or other evidence of a debt (secured or unsecured) on which the issuing company or governmental body promises to pay the holder thereof a fixed, variable, or floating rate of interest for a specified length of time, and to repay the debt on the specified maturity date. Some debt securities, such as zero coupon bonds, do not make regular interest payments but are issued at a discount to their principal or maturity value. Debt securities include a variety of fixed income obligations, including, but not limited to, corporate bonds, government securities, municipal securities, convertible securities, mortgage-backed securities, and asset-backed securities. Debt securities include investment-grade securities, non-investment-grade securities, and unrated securities. Debt securities are subject to a variety of risks, such as interest rate risk, income risk, call/prepayment risk, inflation risk, credit risk, and (in the case of foreign securities) country risk and currency risk. The reorganization of an issuer under the federal bankruptcy laws may result in the issuer’s debt securities being cancelled without repayment, repaid only in part, or repaid in part or in whole through an exchange thereof for any combination of cash, debt securities, convertible securities, equity securities, or other instruments or rights in respect of the same issuer or a related entity.

Debt Securities — Non-Investment-Grade Securities. Non-investment-grade securities, also referred to as “high-yield securities” or “junk bonds,” are debt securities that are rated lower than the four highest rating categories by a nationally recognized statistical rating organization (for example, lower than Baa3 by Moody’s Investors Service, Inc.) or are determined to be of comparable quality by the fund’s advisor. These securities are generally considered to be, on balance, predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation and will generally involve more credit risk than securities in the investment-grade categories. Non-investment-grade securities generally provide greater income and opportunity for capital appreciation than higher quality securities, but they also typically entail greater price volatility and principal and income risk.

Analysis of the creditworthiness of issuers of high-yield securities may be more complex than for issuers of investment-grade securities. Thus, reliance on credit ratings in making investment decisions entails greater risks for high-yield securities than for investment-grade debt securities. The success of a fund’s advisor in managing high-yield securities is more dependent upon its own credit analysis than is the case with investment-grade securities.

Some high-yield securities are issued by smaller, less-seasoned companies, while others are issued as part of a corporate restructuring, such as an acquisition, merger, or leveraged buyout. Companies that issue high-yield securities are often highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risk associated with acquiring the securities of such issuers generally is greater than is the case with investment-grade securities. Some high-yield securities were once rated as investment-grade but have been downgraded to junk-bond status because of financial difficulties experienced by their issuers.

The market values of high-yield securities tend to reflect individual issuer developments to a greater extent than do investment-grade securities, which in general react to fluctuations in the general level of interest rates. High-yield securities also tend to be more sensitive to economic conditions than are investment-grade securities. A projection of an economic downturn or of a sustained period of rising interest rates, for example, could cause a decline in junk-bond prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If an issuer of high-yield securities defaults, in addition to risking payment of all or a portion of interest and principal, a fund investing in such securities may incur additional expenses to seek recovery.

The secondary market on which high-yield securities are traded may be less liquid than the market for investment-grade securities. Less liquidity in the secondary trading market could adversely affect the ability of a fund to sell a high-yield security or the price at which a fund could sell a high-yield security, and could adversely affect the daily net asset value of fund shares. When secondary markets for high-yield securities are less liquid than the market for investment-grade securities, it may be more difficult to value the securities because such valuation may require more research, and elements of judgment may play a greater role in the valuation because there is less reliable, objective data available.

Except as otherwise provided in a fund’s prospectus, if a credit-rating agency changes the rating of a portfolio security held by a fund, the fund may retain the portfolio security if the advisor deems it in the best interests of shareholders.

Debt Securities — Variable and Floating Rate Securities. Variable and floating rate securities are debt securities that provide for periodic adjustments in the interest rate paid on the security. Variable rate securities provide for a specified periodic adjustment in the interest rate, while floating rate securities have interest rates that change whenever there is a change in a designated benchmark rate or the issuer’s credit quality. There is a risk that the current interest rate on variable and floating rate securities may not accurately reflect current market interest rates or adequately compensate the holder for the current creditworthiness of the issuer. Some variable or floating rate securities are structured with liquidity features such as (1) put options or tender options that permit holders (sometimes subject to conditions) to demand payment of the unpaid principal balance plus accrued interest from the issuers or certain financial intermediaries or (2) auction rate features, remarketing provisions, or other maturity-shortening devices designed to enable the issuer to refinance or redeem outstanding debt securities (market-dependent liquidity features). Variable or floating rate securities that include market-dependent liquidity features may have greater liquidity risk than other securities, because of (for example) the failure of a market-dependent liquidity feature to operate as intended (as a result of the issuer’s declining creditworthiness, adverse market conditions, or other factors) or the inability or unwillingness of a participating broker-dealer to make a secondary market for such securities. As a result, variable or floating rate securities that include market-dependent liquidity features may lose value and the holders of such securities may be required to retain them until the later of the repurchase date, the resale date, or maturity. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such security.

Depositary Receipts. Depositary receipts are securities that evidence ownership interests in a security or a pool of securities that have been deposited with a “depository.” Depositary receipts may be sponsored or unsponsored and include American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), and Global Depositary Receipts (GDRs). For ADRs, the depository is typically a U.S. financial institution and the underlying securities are issued by a foreign issuer. For other depositary receipts, the depository may be a foreign or a U.S. entity, and the underlying securities may have a foreign or a U.S. issuer. Depositary receipts will not necessarily be denominated in the same currency as their underlying securities. Generally, ADRs are issued in registered form, denominated in U.S. dollars, and designed for use in the U.S. securities markets. Other depositary receipts, such as GDRs and EDRs, may be issued in bearer form and denominated in other currencies, and are generally designed for use in securities markets outside the United States. Although the two types of depositary receipt facilities (sponsored and unsponsored) are similar, there are differences regarding a holder’s rights and obligations and the practices of market participants.

A depository may establish an unsponsored facility without participation by (or acquiescence of) the underlying issuer; typically, however, the depository requests a letter of non-objection from the underlying issuer prior to establishing the facility. Holders of unsponsored depositary receipts generally bear all the costs of the facility. The depository usually charges fees upon the deposit and withdrawal of the underlying securities, the conversion of dividends into U.S. dollars or other currency, the disposition of non-cash distributions, and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the underlying issuer or to pass through voting rights to depositary receipt holders with respect to the underlying securities.

Sponsored depositary receipt facilities are created in generally the same manner as unsponsored facilities, except that sponsored depositary receipts are established jointly by a depository and the underlying issuer through a deposit agreement. The deposit agreement sets out the rights and responsibilities of the underlying issuer, the depository, and the depositary receipt holders. With sponsored facilities, the underlying issuer typically bears some of the costs of the depositary receipts (such as dividend payment fees of the depository), although most sponsored depositary receipt holders may bear costs such as deposit and withdrawal fees. Depositories of most sponsored depositary receipts agree to distribute notices of shareholder meetings, voting instructions, and other shareholder communications and information to the depositary receipt holders at the underlying issuer’s request.

For purposes of a fund’s investment policies, investments in depositary receipts will be deemed to be investments in the underlying securities. Thus, a depositary receipt representing ownership of common stock will be treated as common stock. Depositary receipts do not eliminate all of the risks associated with directly investing in the securities of foreign issuers.

Derivatives. A derivative is a financial instrument that has a value that is based on—or “derived from”—the values of other assets, reference rates, or indexes. Derivatives may relate to a wide variety of underlying references, such as commodities, stocks, bonds, interest rates, currency exchange rates, and related indexes. Derivatives include futures contracts and options on futures contracts, forward-commitment transactions, options on securities, caps, floors, collars, swap agreements, and other financial instruments. Some derivatives, such as futures contracts and certain options, are traded on U.S. commodity and securities exchanges, while other derivatives, such as swap agreements, are privately negotiated and entered into in the over-the-counter (OTC) market. The risks associated with the use of derivatives are different from, and possibly greater than, the risks associated with investing directly in the securities, assets, or market indexes on which the derivatives are based. Derivatives are used by some investors for speculative purposes. Derivatives also may be used for a variety of purposes that do not constitute speculation, such as hedging, risk management, seeking to stay fully invested, seeking to reduce transaction costs, seeking to simulate an investment in equity or debt securities or other investments, seeking to add value by using derivatives to more efficiently implement portfolio positions when derivatives are favorably priced relative to equity or debt securities or other investments, and for other purposes. There is no assurance that any derivatives strategy used by a fund’s advisor will succeed. The counterparties to the funds’ derivatives will not be considered the issuers thereof for purposes of certain provisions of the 1940 Act and the IRC, although such derivatives may qualify as securities or investments under such laws. The funds’ advisors, however, will monitor and adjust, as appropriate, the funds’ credit risk exposure to derivative counterparties.

Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks, bonds, and other traditional investments. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

The use of derivatives generally involves the risk that a loss may be sustained as a result of the insolvency or bankruptcy of the other party to the contract (usually referred to as a “counterparty”) or the failure of the counterparty to make required payments or otherwise comply with the terms of the contract. Additionally, the use of credit derivatives can result in losses if a fund’s advisor does not correctly evaluate the creditworthiness of the issuer on which the credit derivative is based.

Derivatives may be subject to liquidity risk, which exists when a particular derivative is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many OTC derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

Derivatives may be subject to pricing or “basis” risk, which exists when a particular derivative becomes extraordinarily expensive relative to historical prices or the prices of corresponding cash market instruments. Under certain market conditions, it may not be economically feasible to initiate a transaction or liquidate a position in time to avoid a loss or take advantage of an opportunity.

Because many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. A derivative transaction will not be considered to constitute the issuance, by a fund, of a “senior security,” as that term is defined in Section 18(g) of the 1940 Act, and therefore such transaction will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by a fund, if the fund covers the transaction in accordance with the requirements described under the heading “Borrowing.”

Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way detrimental to a fund’s interest. A fund bears the risk that its advisor will incorrectly forecast future market trends or the values of assets, reference rates, indexes, or other financial or economic factors in establishing derivative positions for the fund. If the advisor attempts to use a derivative as a hedge against, or as a substitute for, a portfolio investment, the fund will be exposed to the risk that the derivative will have or will develop imperfect or no correlation with the portfolio investment. This could cause substantial losses for the fund. Although hedging strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other fund investments. Many derivatives, in particular OTC derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a fund.

Exchange-Traded Funds. A fund may purchase shares of exchange-traded funds (ETFs), including ETF Shares issued by other Vanguard funds. Typically, a fund would purchase ETF shares for the same reason it would purchase (and as an alternative to purchasing) futures contracts: to obtain exposure to all or a portion of the stock or bond market. ETF shares enjoy several advantages over futures. Depending on the market, the holding period, and other factors, ETF shares can be less costly and more tax-efficient than futures. In addition, ETF shares can be purchased for smaller sums, offer exposure to market sectors and styles for which there is no suitable or liquid futures contract, and do not involve leverage.

An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objective, strategies, and policies. The price of an ETF can fluctuate within a wide range, and a fund could lose money investing in an ETF if the prices of the securities owned by the ETF go down. In addition, ETFs are subject to the following risks that do not apply to conventional funds: (1) the market price of the ETF’s shares may trade at a discount to their net asset value; (2) an active trading market for an ETF’s shares may not develop or be maintained; or (3) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Most ETFs are investment companies. Therefore, a fund’s purchases of ETF shares generally are subject to the limitations on, and the risks of, a fund’s investments in other investment companies, which are described under the heading “Other Investment Companies.”

Vanguard ETF®* Shares are exchange-traded shares that represent an interest in an investment portfolio held by Vanguard funds. A fund’s investments in Vanguard ETF Shares are also generally subject to the descriptions, limitations, and risks described under the heading “Other Investment Companies,” except as provided by an exemption granted by the SEC that permits registered investment companies to invest in a Vanguard fund that issues ETF Shares beyond the limits of Section 12(d)(1) of the 1940 Act, subject to certain terms and conditions.

* U.S. Pat. No. 6,879,964 B2; 7,337,138.

Foreign Securities. Typically, foreign securities are considered to be equity or debt securities issued by entities organized, domiciled, or with a principal executive office outside the United States, such as foreign corporations and governments. Securities issued by certain companies organized outside the United States may not be deemed to be foreign securities if the company’s principal operations are conducted from the United States or when the company’s equity securities trade principally on a U.S. stock exchange. Foreign securities may trade in U.S. or foreign securities markets. A fund may make foreign investments either directly by purchasing foreign securities or indirectly by purchasing depositary receipts or depositary shares of similar instruments (depositary receipts) for foreign securities. Direct investments in foreign securities may be made either on foreign securities exchanges or in the OTC markets. Investing in foreign securities involves certain special risk considerations that are not typically associated with investing in securities of U.S. companies or governments.

Because foreign issuers are not generally subject to uniform accounting, auditing, and financial reporting standards and practices comparable to those applicable to U.S. issuers, there may be less publicly available information about certain foreign issuers than about U.S. issuers. Evidence of securities ownership may be uncertain in many foreign countries. As a result, there is a risk that a fund’s trade details could be incorrectly or fraudulently entered at the time of the transaction, resulting in a loss to the fund. Securities of foreign issuers are generally less liquid than securities of comparable U.S. issuers. In certain countries, there is less government supervision and regulation of stock exchanges, brokers, and listed companies than in the United States. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, war, terrorism, nationalization, limitations on the removal of funds or other assets, or diplomatic developments that could affect U.S. investments in those countries. Although an advisor will endeavor to achieve most favorable execution costs for a fund’s portfolio transactions in foreign securities under the circumstances, commissions (and other transaction costs) are generally higher than those on U.S. securities. In addition, it is expected that the custodian arrangement expenses for a fund that invests primarily in foreign securities will be somewhat greater than the expenses for a fund that invests primarily in domestic securities. Certain foreign governments levy withholding taxes against dividend and interest income from foreign securities. Although in some countries a portion of these taxes is recoverable by the fund, the nonrecovered portion of foreign withholding taxes will reduce the income received from the companies making up a fund.

The value of the foreign securities held by a fund that are not U.S. dollar-denominated may be significantly affected by changes in currency exchange rates. The U.S. dollar value of a foreign security generally decreases when the value of the U.S. dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the U.S. dollar falls against such currency (as discussed under the heading “Foreign Securities—Foreign Currency Transactions,” a fund may attempt to hedge its currency risks). In addition, the value of fund assets may be affected by losses and other expenses incurred in converting between various currencies in order to purchase and sell foreign securities, and by currency restrictions, exchange control regulation, currency devaluations, and political and economic developments.

Foreign Securities — Emerging Market Risk. Investing in emerging market countries involves certain risks not typically associated with investing in the United States, and imposes risks greater than, or in addition to, risks of investing in more developed foreign countries. These risks include, but are not limited to, the following: greater risks of nationalization or expropriation of assets or confiscatory taxation; currency devaluations and other currency exchange rate fluctuations; greater social, economic, and political uncertainty and instability (including amplified risk of war and terrorism); more substantial government involvement in the economy; less government supervision and regulation of the securities markets and participants in those markets; controls on foreign investment and limitations on repatriation of invested capital and on the fund’s ability to exchange local currencies for U.S. dollars; unavailability of currency hedging techniques in certain emerging market countries; the fact that companies in emerging market countries may be smaller, less seasoned, and newly organized companies; the difference in, or lack of, auditing and financial reporting standards, which may result in unavailability of material information about issuers; the risk that it may be more difficult to obtain and/or enforce a judgment in a court outside the United States; and greater price volatility, substantially less liquidity, and significantly smaller market capitalization of securities markets. Also, any change in the leadership or politics of emerging market countries, or the countries that exercise a significant influence over those countries, may halt the expansion of or reverse the liberalization of foreign investment policies now occurring and adversely affect existing investment opportunities. Furthermore, high rates of inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Foreign Securities — Foreign Currency Transactions. The value in U.S. dollars of a fund’s non-dollar-denominated foreign securities may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and the fund may incur costs in connection with conversions between various currencies. To seek to minimize the impact of such factors on net asset values, a fund may engage in foreign currency transactions in connection with its investments in foreign securities. A fund will not speculate in foreign currency exchange and will enter into foreign currency transactions only to attempt to “hedge” the currency risk associated with investing in foreign securities. Although such transactions tend to minimize the risk of loss that would result from a decline in the value of the hedged currency, they also may limit any potential gain that might result should the value of such currency increase.

Currency exchange transactions may be conducted either on a spot (i.e., cash) basis at the rate prevailing in the currency exchange market or through forward contracts to purchase or sell foreign currencies. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into with large commercial banks or other currency traders who are participants in the interbank market. Currency exchange transactions also may be effected through the use of swap agreements or other derivatives. Currency exchange transactions may be considered borrowings. A currency exchange transaction will not be considered to constitute the issuance, by a fund, of a “senior security,” as that term is defined in Section 18(g) of the 1940 Act, and therefore such transaction will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by a fund, if the fund covers the transaction in accordance with the requirements described under the heading “Borrowing.”

By entering into a forward contract for the purchase or sale of foreign currency involved in underlying security transactions, a fund may be able to protect itself against part or all of the possible loss between trade and settlement dates for that purchase or sale resulting from an adverse change in the relationship between the U.S. dollar and such foreign currency. This practice is sometimes referred to as “transaction hedging.” In addition, when the advisor reasonably believes that a particular foreign currency may suffer a substantial decline against the U.S. dollar, a fund may enter into a forward contract to sell an amount of foreign currency approximating the value of some or all of its portfolio securities denominated in such foreign currency. This practice is sometimes referred to as “portfolio hedging.” Similarly, when the advisor reasonably believes that the U.S. dollar may suffer a substantial decline against a foreign currency, a fund may enter into a forward contract to buy that foreign currency for a fixed dollar amount.

A fund may also attempt to hedge its foreign currency exchange rate risk by engaging in currency futures, options, and “cross-hedge” transactions. In cross-hedge transactions, a fund holding securities denominated in one foreign currency will enter into a forward currency contract to buy or sell a different foreign currency (one that the advisor reasonably believes generally tracks the currency being hedged with regard to price movements). The advisor may select the tracking (or substitute) currency rather than the currency in which the security is denominated for various reasons, including in order to take advantage of pricing or other opportunities presented by the tracking currency or because the market for the tracking currency is more liquid or more efficient. Such cross-hedges are expected to help protect a fund against an increase or decrease in the value of the U.S. dollar against certain foreign currencies.

A fund may hold a portion of its assets in bank deposits denominated in foreign currencies, so as to facilitate investment in foreign securities as well as protect against currency fluctuations and the need to convert such assets into U.S. dollars (thereby also reducing transaction costs). To the extent these monies are converted back into U.S. dollars, the value of the assets so maintained will be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations.

The forecasting of currency market movement is extremely difficult, and whether any hedging strategy will be successful is highly uncertain. Moreover, it is impossible to forecast with precision the market value of portfolio securities at the expiration of a foreign currency forward contract. Accordingly, a fund may be required to buy or sell additional currency on the spot market (and bear the expense of such transaction) if its advisor’s predictions regarding the movement of foreign currency or securities markets prove inaccurate. In addition, the use of cross-hedging transactions may involve special risks, and may leave a fund in a less advantageous position than if such a hedge had not been established. Because foreign currency forward contracts are privately negotiated transactions, there can be no assurance that a fund will have flexibility to roll-over a foreign currency forward contract upon its expiration if it desires to do so. Additionally, there can be no assurance that the other party to the contract will perform its services thereunder.

Foreign Securities — Foreign Investment Companies. Some of the countries in which a fund may invest may not permit, or may place economic restrictions on, direct investment by outside investors. Fund investments in such countries may be permitted only through foreign government approved or authorized investment vehicles, which may include other investment companies. Such investments may be made through registered or unregistered closed-end investment companies that invest in foreign securities. Investing through such vehicles may involve frequent or layered fees or expenses and may also be subject to the limitations on, and the risks of, a fund’s investments in other investment companies, which are described under the heading “Other Investment Companies.”

Futures Contracts and Options on Futures Contracts. Futures contracts and options on futures contracts are derivatives. A futures contract is a standardized agreement between two parties to buy or sell at a specific time in the future a specific quantity of a commodity at a specific price. The commodity may consist of an asset, a reference rate, or an index. A security futures contract relates to the sale of a specific quantity of shares of a single equity security or a narrow-based securities index. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying commodity. The buyer of a futures contract enters into an agreement to purchase the underlying commodity on the settlement date and is said to be “long” the contract. The seller of a futures contract enters into an agreement to sell the underlying commodity on the settlement date and is said to be “short” the contract. The price at which a futures contract is entered into is established either in the electronic marketplace or by open outcry on the floor of an exchange between exchange members acting as traders or brokers. Open futures contracts can be liquidated or closed out by physical delivery of the underlying commodity or payment of the cash settlement amount on the settlement date, depending on the terms of the particular contract. Some financial futures contracts (such as security futures) provide for physical settlement at maturity. Other financial futures contracts (such as those relating to interest rates, foreign currencies, and broad-based securities indexes) generally provide for cash settlement at maturity. In the case of cash settled futures contracts, the cash settlement amount is equal to the difference between the final settlement price on the last trading day of the contract and the price at which the contract was entered into. Most futures contracts, however, are not held until maturity but instead are “offset” before the settlement date through the establishment of an opposite and equal futures position.

The purchaser or seller of a futures contract is not required to deliver or pay for the underlying commodity unless the contract is held until the settlement date. However, both the purchaser and seller are required to deposit “initial margin” with a futures commission merchant (FCM) when the futures contract is entered into. Initial margin deposits are typically calculated as a percentage of the contract’s market value. If the value of either party’s position declines, that party will be required to make additional “variation margin” payments to settle the change in value on a daily basis. This process is known as “marking-to-market.” A futures transaction will not be considered to constitute the issuance, by a fund, of a “senior security,” as that term is defined in Section 18(g) of the 1940 Act, and therefore such transaction will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by a fund, if the fund covers the transaction in accordance with the requirements described under the heading “Borrowing.”

An option on a futures contract (or futures option) conveys the right, but not the obligation, to purchase (in the case of a call option) or sell (in the case of a put option) a specific futures contract at a specific price (called the “exercise” or “strike” price) any time before the option expires. The seller of an option is called an option writer. The purchase price of an option is called the premium. The potential loss to an option buyer is limited to the amount of the premium plus transaction costs. This will be the case, for example, if the option is held and not exercised prior to its expiration date. Generally, an option writer sells options with the goal of obtaining the premium paid by the option buyer. If an option sold by an option writer expires without being exercised, the writer retains the full amount of the premium. The option writer, however, has unlimited economic risk because its potential loss, except to the extent offset by the premium received when the option was written, is equal to the amount the option is “in-the-money” at the expiration date. A call option is in-the-money if the value of the underlying futures contract exceeds the exercise price of the option. A put option is in-the-money if the exercise price of the option exceeds the value of the underlying futures contract. Generally, any profit realized by an option buyer represents a loss for the option writer.

A fund that takes the position of a writer of a futures option is required to deposit and maintain initial and variation margin with respect to the option, as previously described in the case of futures contracts. A futures option transaction will not be considered to constitute the issuance, by a fund, of a “senior security,” as that term is defined in Section 18(g) of the 1940 Act, and therefore such transaction will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by a fund, if the fund covers the transaction in accordance with the requirements described under the heading “Borrowing.”

Each fund intends to comply with Rule 4.5 of the Commodity Futures Trading Commission, under which a mutual fund is conditionally excluded from the definition of the term “commodity pool operator.” A fund will only enter into futures contracts and futures options that are standardized and traded on a U.S. or foreign exchange, board of trade, or similar entity or quoted on an automated quotation system.

Futures Contracts and Options on Futures Contracts — Risks. The risk of loss in trading futures contracts and in writing futures options can be substantial because of the low margin deposits required, the extremely high degree of leverage involved in futures and options pricing, and the potential high volatility of the futures markets. As a result, a relatively small price movement in a futures position may result in immediate and substantial loss (or gain) for the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit if the contract were closed out. Thus, a purchase or sale of a futures contract, and the writing of a futures option, may result in losses in excess of the amount invested in the position. In the event of adverse price movements, a fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if the fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements (and segregation requirements, if applicable) at a time when it may be disadvantageous to do so. In addition, on the settlement date, a fund may be required to make delivery of the instruments underlying the futures positions it holds.

A fund could suffer losses if it is unable to close out a futures contract or a futures option because of an illiquid secondary market. Futures contracts and futures options may be closed out only on an exchange that provides a secondary market for such products. However, there can be no assurance that a liquid secondary market will exist for any particular futures product at any specific time. Thus, it may not be possible to close a futures or option position. Moreover, most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of future positions and subjecting some futures traders to substantial losses. The inability to close futures and options positions also could have an adverse impact on the ability to hedge a portfolio investment or to establish a substitute for a portfolio investment. Treasury futures are generally not subject to such daily limits.

A fund bears the risk that its advisor will incorrectly predict future market trends. If the advisor attempts to use a futures contract or a futures option as a hedge against, or as a substitute for, a portfolio investment, the fund will be exposed to the risk that the futures position will have or will develop imperfect or no correlation with the portfolio investment. This could cause substantial losses for the fund. Although hedging strategies involving futures products can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other fund investments.

A fund could lose margin payments it has deposited with its FCM, if, for example, the FCM breaches its agreement with the fund or becomes insolvent or goes into bankruptcy. In that event, the fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM’s other customers, potentially resulting in losses to the fund.

Interfund Borrowing and Lending. The SEC has granted an exemption permitting the Vanguard funds to participate in Vanguard’s interfund lending program. This program allows the Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes. The program is subject to a number of conditions, including, among other things, the requirements that: (1) no fund may borrow or lend money through the program unless it receives a more favorable interest rate than is typically available from a bank for a comparable transaction; (2) no equity, taxable bond, or money market fund may loan money if the loan would cause its aggregate outstanding loans through the program to exceed 5%, 7.5%, or 10%, respectively, of its net assets at the time of the loan; and (3) a fund’s interfund loans to any one fund shall not exceed 5% of the lending fund’s net assets. In addition, a Vanguard fund may participate in the program only if and to the extent that such participation is consistent with the fund’s investment objective and investment policies. The boards of trustees of the Vanguard funds are responsible for overseeing the interfund lending program. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.

Investing for Control. The Vanguard funds invest in securities and other instruments for the sole purpose of achieving a specific investment objective. As such, they do not seek to acquire enough of a company’s outstanding voting stock to have control over management decisions. The Vanguard funds do not invest for the purpose of controlling a company’s management.

Municipal Bonds. Municipal bonds are debt obligations issued by states, municipalities, and other political subdivisions, agencies, authorities, and instrumentalities of states and multi-state agencies or authorities (collectively, municipalities). Typically, the interest payable on municipal bonds is, in the opinion of bond counsel to the issuer at the time of issuance, exempt from federal income tax. Municipal bonds include securities from a variety of sectors, each of which has unique risks. Municipal bonds include, but are not limited to, general obligation bonds, limited obligation bonds, and revenue bonds, including industrial development bonds issued pursuant to federal tax law.

General obligation bonds are secured by the issuer’s pledge of its full faith, credit, and taxing power for the payment of principal and interest. Limited obligation bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Revenue or special tax bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other tax, but not from general tax revenues.

Revenue bonds involve the credit risk of the underlying project or enterprise (or its corporate user) rather than the credit risk of the issuing municipality. Under the IRC, certain limited obligation bonds are considered “private activity bonds” and interest paid on such bonds is treated as an item of tax preference for purposes of calculating federal alternative minimum tax liability. Tax-exempt private activity bonds and industrial development bonds generally are also classified as revenue bonds and thus are not payable from the issuer’s general revenues. The credit and quality of private activity bonds and industrial development bonds are usually related to the credit of the corporate user of the facilities. Payment of interest on and repayment of principal of such bonds are the responsibility of the corporate user (and/or any guarantor). Some municipal bonds may be issued as variable or floating rate securities and may incorporate market-dependent liquidity features (see discussion of “Debt Securities – Variable and Floating Rate Securities”). A tax-exempt fund will generally invest only in securities deemed tax-exempt by a nationally recognized bond counsel, but there is no guarantee that the interest payments on municipal bonds will continue to be tax-exempt for the life of the bonds.

Some longer-term municipal bonds give the investor the right to “put” or sell the security at par (face value) within a specified number of days following the investor’s request—usually one to seven days. This demand feature enhances a security’s liquidity by shortening its maturity and enables it to trade at a price equal to or very close to par. If a demand feature terminates prior to being exercised, a fund would hold the longer-term security, which could experience substantially more volatility. Municipal bonds that are issued as variable or floating rate securities incorporating market dependent liquidity features may have greater liquidity risk than other municipal bonds (see discussion of “Debt Securities – Variable and Floating Rate Securities”).

Some municipal bonds feature credit enhancements, such as lines of credit, letters of credit, municipal bond insurance, and standby bond purchase agreements (SBPAs). SBPAs include lines of credit that are issued by a third party, usually a bank, to enhance liquidity and ensure repayment of principal and any accrued interest if the underlying municipal bond should default. Municipal bond insurance, which is usually purchased by the bond issuer from a private, nongovernmental insurance company, provides an unconditional and irrevocable guarantee that the insured bond’s principal and interest will be paid when due. Insurance does not guarantee the price of the bond or the share price of any fund. The credit rating of an insured bond reflects the higher of the credit rating of the insurer, based on its claims-paying ability, or the credit rating of the underlying bond issuer or obligor. The obligation of a municipal bond insurance company to pay a claim extends over the life of each insured bond. Although defaults on insured municipal bonds have been historically low and municipal bond insurers historically have met their claims, there is no assurance this will continue. A higher-than-expected default rate could strain the insurer’s loss reserves and adversely affect its ability to pay claims to bondholders. The number of municipal bond insurers is relatively small, and not all of them have the highest credit rating. An SBPA can include a liquidity facility that is provided to pay the purchase price of any bonds that cannot be remarketed. The obligation of the liquidity provider (usually a bank) is only to advance funds to purchase tendered bonds that cannot be remarketed and does not cover principal or interest under any other circumstances. The liquidity provider’s obligations under the SBPA are usually subject to numerous conditions, including the continued creditworthiness of the underlying borrower or bond issuer.

Municipal bonds also include tender option bonds, which are municipal derivatives created by dividing the income stream provided by an underlying municipal bond to create two securities issued by a special-purpose trust, one short-term and one long-term. The interest rate on the short-term component is periodically reset. The short-term component has negligible interest rate risk, while the long-term component has all of the interest rate risk of the original bond. After income is paid on the short-term securities at current rates, the residual income goes to the long-term securities. Therefore, rising short-term interest rates result in lower income for the longer-term portion, and vice versa. The longer-term components can be very volatile and may be less liquid than other municipal bonds of comparable maturity. These securities have been developed in the secondary market to meet the demand for short-term, tax-exempt securities.

Municipal securities also include a variety of structures geared towards accommodating municipal-issuer short-term cash-flow requirements. These structures include but are not limited to general market notes, commercial paper, put bonds, and variable-rate demand obligations (VRDOs). VRDOs comprise a significant percentage of the outstanding debt in the short-term municipal market. VRDOs can be structured to provide a wide range of maturity options (1 day to over 360 days) to the underlying issuing entity and are typically issued at par. The longer the maturity option, the greater the degree of liquidity risk (the risk of not receiving an asking price of par or greater) and reinvestment risk (the risk that the proceeds from maturing bonds must be reinvested at a lower interest rate).

Although most municipal bonds are exempt from federal income tax, some are not. Taxable municipal bonds include Build America Bonds (BABs); the borrowing costs of BABs are subsidized by the federal government, but BABs are subject to state and federal income tax. BABs were created pursuant to the American Recovery and Reinvestment Act of 2009 (ARRA) to offer an alternative form of financing to state and local governments whose primary means for accessing the capital markets had been through the issuance of tax-free municipal bonds. BABs also include Recovery Zone Economic Development Bonds, which are subsidized more heavily by the federal government than other BABs and are designed to finance certain types of projects in distressed geographic areas.

Under ARRA, an issuer of a BAB is entitled to receive payments from the U.S. Treasury Department over the life of the BAB equal to 35% of the interest paid (or 45% of the interest paid in the case of a Recovery Zone Economic Development Bond). For example, if a state or local government were to issue a BAB at a taxable interest rate of 10% of the par value of the bond, the U.S. Treasury Department would make a payment directly to the issuing government of 35% of that interest (3.5% of the par value of the bond) or 45% of the interest (4.5% of the par value of the bond) in the case of a Recovery Zone Economic Development Bond. Thus, the state or local government's net borrowing cost would be 6.5% or 5.5%, respectively, on BABs that pay 10% interest. In other cases, holders of a BAB receive a 35% or 45% tax credit, respectively. Pursuant to ARRA, the issuance of BABs will cease on December 31, 2010, unless the relevant provisions of ARRA are extended by Congress. In the event that the BAB program is not extended, the BABs outstanding at such time will continue to be eligible for the federal interest rate subsidy or tax credit, which continues for the life of the BABs; however, no bonds issued following expiration of the program would be eligible for federal payment or tax credit. In addition to BABs, the Fund may invest in other municipal bonds that pay taxable interest.

The reorganization under the federal bankruptcy laws of an issuer of, or payment obligor with respect to, municipal bonds may result in the municipal bonds being cancelled without repayment, repaid only in part, or repaid in part or whole through an exchange thereof for any combination of cash, municipal bonds, debt securities, convertible securities, equity securities, or other instruments or rights in respect of the same issuer or payment obligor or a related entity.

The yields of municipal bonds depend on, among other things, general money market conditions, conditions in the municipal bond market, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The ratings of Moody’s Investors Service, Inc., Standard & Poor’s, and other nationally recognized statistical rating organizations (NRSROs) represent their opinions of the quality of the municipal bonds rated by them. It should be emphasized that such ratings are general and are not absolute standards of quality. Consequently, municipal bonds with the same maturity, coupon, and rating may have different yields, while municipal bonds of the same maturity and coupon, but with different ratings, may have the same yield. It is the responsibility of a fund’s investment management staff to appraise independently the fundamental quality of bonds held by the fund.

Municipal Bonds — Risks. Municipal bonds are subject to credit risk. Like other debt securities, municipal bonds include investment-grade, non-investment-grade, and unrated securities. Rated municipal bonds that may be held by a fund include those rated investment-grade at the time of investment or those issued by issuers whose senior debt is rated investment-grade at the time of investment. In the case of any unrated municipal bonds, the advisor to a fund will assign a credit rating based upon criteria that include an analysis of factors similar to those considered by nationally recognized statistical rating organizations. Information about the financial condition of an issuer of municipal bonds may not be as extensive as that which is made available by corporations whose securities are publicly traded. Obligations of issuers of municipal bonds are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors. Congress or state legislatures may seek to extend the time for payment of principal or interest, or both, or to impose other constraints upon enforcement of such obligations. For example, from time to time proposals have been introduced before Congress to restrict or eliminate the federal income tax exemption for interest on municipal bonds. Also, from time to time proposals have been introduced before state and local legislatures to restrict or eliminate the state and local income tax exemption for interest on municipal bonds. Similar proposals may be introduced in the future. If any such proposal were enacted, it might restrict or eliminate the ability of a Fund to achieve its respective investment objective. In that event, the fund’s trustees and officers would re-evaluate its investment objective and policies and consider recommending to its shareholders changes in such objective and policies.

There is also the possibility that, as a result of litigation or other conditions, the power or ability of issuers to meet their obligations for the payment of interest and principal on their municipal bonds may be materially affected or their obligations may be found to be invalid or unenforceable. Such litigation or conditions may from time to time have the effect of introducing uncertainties in the market for municipal bonds or certain segments thereof, or of materially affecting the credit risk with respect to particular bonds. Adverse economic, business, legal, or political developments might affect all or a substantial portion of a fund’s municipal bonds in the same manner. For example, a state specific tax-exempt fund is subject to state-specific risk, which is the chance that the fund, because it invests primarily in securities issued by a particular state and its municipalities, is more vulnerable to unfavorable developments in that state than are funds that invest in municipal securities of many states. Unfavorable developments in any economic sector may have far-reaching ramifications on a state’s overall municipal market. In the event that a particular obligation held by a fund is downgraded below the minimum investment level permitted by the investment policies of such fund, the trustees and officers of the fund will carefully assess the creditworthiness of the obligation to determine whether it continues to meet the policies and objective of the fund.

Municipal bonds are subject to interest rate risk. Interest rate risk is the chance that bond prices overall will decline over short or even long periods because of rising interest rates. Interest rate risk is higher for long-term bonds, whose prices are much more sensitive to interest rate changes than are the prices of shorter-term bonds. Generally, prices of longer maturity issues tend to fluctuate more than prices of shorter maturity issues. Prices and yields on municipal bonds are dependent on a variety of factors, such as the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation, and the rating of the issue. A number of these factors, including the ratings of particular issues, are subject to change from time to time.

Municipal bonds are subject to call risk. Call risk is the chance that during periods of falling interest rates, issuers of callable bonds may call (repay) securities with higher coupons or interest rates before their maturity dates. A fund would then lose potential price appreciation and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund’s income. Call risk is generally high for long-term bonds.

Municipal bonds may be deemed to be illiquid as determined by or in accordance with methods adopted by a fund’s board of trustees. In determining the liquidity and appropriate valuation of a municipal bond, a fund’s advisor may consider the following factors relating to the security, among others: (1) the frequency of trades and quotes; (2) the number of dealers willing to purchase or sell the security; (3) the willingness of dealers to undertake to make a market;

(4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer; and (5) factors unique to a particular security, including general creditworthiness of the issuer and the likelihood that the marketability of the securities will be maintained throughout the time the security is held by the fund.

Options. An option is a derivative. An option on a security (or index) is a contract that gives the holder of the option, in return for the payment of a “premium,” the right, but not the obligation, to buy from (in the case of a call option) or sell to (in the case of a put option) the writer of the option the security underlying the option (or the cash value of the index) at a specified exercise price prior to the expiration date of the option. The writer of an option on a security has the obligation upon exercise of the option (1) to deliver the underlying security upon payment of the exercise price (in the case of a call option) or (2) to pay the exercise price upon delivery of the underlying security (in the case of a put option). The writer of an option on an index has the obligation upon exercise of the option to pay an amount equal to the cash value of the index minus the exercise price, multiplied by the specified multiplier for the index option. The multiplier for an index option determines the size of the investment position the option represents. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.

The buyer (or holder) of an option is said to be “long” the option, while the seller (or writer) of an option is said to be “short” the option. A call option grants to the holder the right to buy (and obligates the writer to sell) the underlying security at the strike price. A put option grants to the holder the right to sell (and obligates the writer to buy) the underlying security at the strike price. The purchase price of an option is called the “premium.” The potential loss to an option buyer is limited to the amount of the premium plus transaction costs. This will be the case if the option is held and not exercised prior to its expiration date. Generally, an option writer sells options with the goal of obtaining the premium paid by the option buyer, but that person could also seek to profit from an anticipated rise or decline in option prices. If an option sold by an option writer expires without being exercised, the writer retains the full amount of the premium. The option writer, however, has unlimited economic risk because its potential loss, except to the extent offset by the premium received when the option was written, is equal to the amount the option is “in-the-money” at the expiration date. A call option is in-the-money if the value of the underlying position exceeds the exercise price of the option. A put option is in-the-money if the exercise price of the option exceeds the value of the underlying position. Generally, any profit realized by an option buyer represents a loss for the option writer. The writing of an option will not be considered to constitute the issuance, by a fund, of a “senior security,” as that term is defined in Section 18(g) of the 1940 Act, and therefore such transaction will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by a fund, if the fund covers the transaction in accordance with the requirements described under the heading “Borrowing.”

If a trading market in particular options were to become unavailable, investors in those options (such as the funds) would be unable to close out their positions until trading resumes, and they may be faced with substantial losses if the value of the underlying instrument moves adversely during that time. Even if the market were to remain available, there may be times when options prices will not maintain their customary or anticipated relationships to the prices of the underlying instruments and related instruments. Lack of investor interest, changes in volatility, or other factors or conditions might adversely affect the liquidity, efficiency, continuity, or even the orderliness of the market for particular options.

A fund bears the risk that its advisor will not accurately predict future market trends. If the advisor attempts to use an option as a hedge against, or as a substitute for, a portfolio investment, the fund will be exposed to the risk that the option will have or will develop imperfect or no correlation with the portfolio investment. This could cause substantial losses for the fund. Although hedging strategies involving options can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other fund investments. Many options, in particular OTC options, are complex and often valued based on subjective factors. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a fund.

Other Investment Companies. A fund may invest in other investment companies to the extent permitted by applicable law or SEC exemption. Under Section 12(d)(1) of the 1940 Act, a fund generally may invest up to 10% of its assets in shares of investment companies and up to 5% of its assets in any one investment company, as long as no investment represents more than 3% of the voting stock of an acquired investment company. In addition, no funds for which

Vanguard acts as an advisor may, in the aggregate, own more than 10% of the voting stock of a closed-end investment company. The 1940 Act and related rules provide certain exemptions from these restrictions. If a fund invests in other investment companies, shareholders will bear not only their proportionate share of the fund’s expenses (including operating expenses and the fees of the advisor), but also, indirectly, the similar expenses of the underlying investment companies. Shareholders would also be exposed to the risks associated not only to the investments of the fund but also to the portfolio investments of the underlying investment companies. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that typically trade on a stock exchange or over-the-counter at a premium or discount to their net asset value. Others are continuously offered at net asset value but also may be traded on the secondary market.

Preferred Stock. Preferred stock represents an equity or ownership interest in an issuer. Preferred stock normally pays dividends at a specified rate and has precedence over common stock in the event the issuer is liquidated or declares bankruptcy. However, in the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock. Preferred stock, unlike common stock, often has a stated dividend rate payable from the corporation’s earnings. Preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. “Cumulative” dividend provisions require all or a portion of prior unpaid dividends to be paid before dividends can be paid to the issuer’s common stock. “Participating” preferred stock may be entitled to a dividend exceeding the stated dividend in certain cases. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of such stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as provisions allowing the stock to be called or redeemed, which can limit the benefit of a decline in interest rates. Preferred stock is subject to many of the risks to which common stock and debt securities are subject.

Repurchase Agreements. A repurchase agreement is an agreement under which a fund acquires a fixed income security (generally a security issued by the U.S. government or an agency thereof, a banker’s acceptance, or a certificate of deposit) from a commercial bank, broker, or dealer, and simultaneously agrees to resell such security to the seller at an agreed-upon price and date (normally, the next business day). Because the security purchased constitutes collateral for the repurchase obligation, a repurchase agreement may be considered a loan that is collateralized by the security purchased. The resale price reflects an agreed-upon interest rate effective for the period the instrument is held by a fund and is unrelated to the interest rate on the underlying instrument. In these transactions, the securities acquired by a fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and be held by a custodian bank until repurchased. In addition, the investment advisor will monitor a fund’s repurchase agreement transactions generally and will evaluate the creditworthiness of any bank, broker, or dealer party to a repurchase agreement relating to a fund. The aggregate amount of any such agreements is not limited, except to the extent required by law.

The use of repurchase agreements involves certain risks. One risk is the seller’s ability to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited. For example, if the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the bankruptcy or other laws, a court may determine that the underlying security is collateral for a loan by the fund not within its control and therefore the realization by the fund on such collateral may be automatically stayed. Finally, it is possible that the fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement.

Restricted and Illiquid Securities. Illiquid securities are securities that cannot be sold or disposed of in the ordinary course of business within seven business days at approximately the value at which they are being carried on a fund’s books. The SEC generally limits aggregate holdings of illiquid securities by a mutual fund to 15% of its net assets (10% for money market funds). A fund may experience difficulty valuing and selling illiquid securities and in some cases may be unable to value or sell certain illiquid securities for an indefinite period of time. Illiquid securities may include a wide variety of investments, such as: (1) repurchase agreements maturing in more than seven days (unless the agreements have demand/redemption features); (2) OTC options contracts and certain other derivatives (including certain swap agreements); (3) fixed time deposits that are not subject to prepayment or do not provide for withdrawal penalties upon prepayment (other than overnight deposits); (4) loan interests and other direct debt instruments; (5) municipal lease obligations; (6) commercial paper issued pursuant to Section 4(2) of the 1933 Act; and (7) securities whose disposition is restricted under the federal securities laws. Illiquid securities include restricted, privately placed securities that, under the federal securities laws, generally may be resold only to qualified institutional buyers. If a substantial market develops for a restricted security held by a fund, it may be treated as a liquid security, in accordance with procedures and guidelines approved by the board of trustees. This generally includes securities that are unregistered, that can be sold to qualified institutional buyers in accordance with Rule 144A under the 1933 Act, or that are exempt from registration under the 1933 Act, such as commercial paper. Although a fund’s advisor monitors the liquidity of restricted securities, the board of trustees oversees and retains ultimate responsibility for the advisor’s liquidity determinations. Several factors that the trustees consider in monitoring these decisions include the valuation of a security; the availability of qualified institutional buyers, brokers, and dealers that trade in the security; and the availability of information about the security’s issuer.

Reverse Repurchase Agreements. In a reverse repurchase agreement, a fund sells a security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase that security at an agreed-upon price and time. Under a reverse repurchase agreement, the fund continues to receive any principal and interest payments on the underlying security during the term of the agreement. Reverse repurchase agreements involve the risk that the market value of securities retained by the fund may decline below the repurchase price of the securities sold by the fund that it is obligated to repurchase. A reverse repurchase agreement may be considered a borrowing transaction for purposes of the 1940 Act. A reverse repurchase agreement transaction will not be considered to constitute the issuance, by a fund, of a “senior security,” as that term is defined in Section 18(g) of the 1940 Act, and therefore such transaction will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by a fund, if the fund covers the transaction in accordance with the requirements described under the heading “Borrowing.” A fund will enter into reverse repurchase agreements only with parties whose creditworthiness has been reviewed and found satisfactory by the advisor.

Securities Lending. A fund may lend its investment securities to qualified institutional investors (typically brokers, dealers, banks, or other financial institutions) who may need to borrow securities in order to complete certain transactions, such as covering short sales, avoiding failures to deliver securities, or completing arbitrage operations. By lending its investment securities, a fund attempts to increase its net investment income through the receipt of interest on the securities lent. Any gain or loss in the market price of the securities lent that might occur during the term of the loan would be for the account of the fund. If the borrower defaults on its obligation to return the securities lent because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities lent or in gaining access to the collateral. These delays and costs could be greater for foreign securities. If a fund is not able to recover the securities lent, a fund may sell the collateral and purchase a replacement investment in the market. The value of the collateral could decrease below the value of the replacement investment by the time the replacement investment is purchased. Cash received as collateral through loan transactions may be invested in other eligible securities. Investing this cash subjects that investment to market appreciation or depreciation. Currently, Vanguard funds that lend securities invest the cash collateral received in one or more Vanguard CMT Funds, which are very low-cost money market funds.

The terms and the structure of the loan arrangements, as well as the aggregate amount of securities loans, must be consistent with the 1940 Act, and the rules or interpretations of the SEC thereunder. These provisions limit the amount of securities a fund may lend to 33 1/3% of the fund’s total assets, and require that (1) the borrower pledge and maintain with the fund collateral consisting of cash, an irrevocable letter of credit, or securities issued or guaranteed by the U.S. government having at all times not less than 100% of the value of the securities lent; (2) the borrower add to such collateral whenever the price of the securities lent rises (i.e., the borrower “marks-to-market” on a daily basis); (3) the loan be made subject to termination by the fund at any time; and (4) the fund receive reasonable interest on the loan (which may include the fund’s investing any cash collateral in interest bearing short-term investments), any distribution on the lent securities, and any increase in their market value. Loan arrangements made by each fund will comply with all other applicable regulatory requirements, including the rules of the New York Stock Exchange, which presently require the borrower, after notice, to redeliver the securities within the normal settlement time of three business days. The advisor will consider the creditworthiness of the borrower, among other things, in making decisions with respect to the lending of securities, subject to oversight by the board of trustees. At the present time, the SEC does not object if an investment company pays reasonable negotiated fees in connection with lent securities, so long as such fees are set forth in a written contract and approved by the investment company’s trustees. In addition, voting rights pass with the lent securities, but if a fund has knowledge that a material event will occur affecting securities on loan, and in respect of which the holder of the securities will be entitled to vote or consent, the lender must be entitled to call the loaned securities in time to vote or consent.

Swap Agreements. A swap agreement is a derivative. A swap agreement is an agreement between two parties (counterparties) to exchange payments at specified dates (periodic payment dates) on the basis of a specified amount (notional amount) with the payments calculated with reference to a specified asset, reference rate, or index.

Examples of swap agreements include, but are not limited to, interest rate swaps, credit default swaps, equity swaps, commodity swaps, foreign currency swaps, index swaps, and total return swaps. Most swap agreements provide that when the periodic payment dates for both parties are the same, payments are netted, and only the net amount is paid to the counterparty entitled to receive the net payment. Consequently, a fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each counterparty. Swap agreements allow for a wide variety of transactions. For example, fixed rate payments may be exchanged for floating rate payments; U.S. dollar-denominated payments may be exchanged for payments denominated in a different currency; and payments tied to the price of one asset, reference rate, or index may be exchanged for payments tied to the price of another asset, reference rate, or index.

An option on a swap agreement, also called a “swaption,” is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based “premium.” A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate, or index. A payer swaption gives the owner the right to pay the total return of a specified asset, reference rate, or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties.

The use of swap agreements by a fund entails certain risks, which may be different from, or possibly greater than, the risks associated with investing directly in the securities and other investments that are the referenced asset for the swap agreement. Swaps are highly specialized instruments that require investment techniques, risk analyses, and tax planning different from those associated with stocks, bonds, and other traditional investments. The use of a swap requires an understanding not only of the referenced asset, reference rate, or index but also of the swap itself, without the benefit of observing the performance of the swap under all possible market conditions.

Swap agreements may be subject to liquidity risk, which exists when a particular swap is difficult to purchase or sell. If a swap transaction is particularly large or if the relevant market is illiquid (as is the case with many OTC swaps), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses. In addition, swap transactions may be subject to a fund’s limitation on investments in illiquid securities.

Swap agreements may be subject to pricing risk, which exists when a particular swap becomes extraordinarily expensive (or cheap) relative to historical prices or the prices of corresponding cash market instruments. Under certain market conditions, it may not be economically feasible to initiate a transaction or liquidate a position in time to avoid a loss or take advantage of an opportunity or to realize the intrinsic value of the swap agreement.

Because some swap agreements have a leverage component, adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the amount invested in the swap itself. Certain swaps have the potential for unlimited loss, regardless of the size of the initial investment. A leveraged swap transaction will not be considered to constitute the issuance, by a fund, of a “senior security,” as that term is defined in Section 18(g) of the 1940 Act, and therefore such transaction will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by a fund, if the fund covers the transaction in accordance with the requirements described under the heading “Borrowing.”

Like most other investments, swap agreements are subject to the risk that the market value of the instrument will change in a way detrimental to a fund’s interest. A fund bears the risk that its advisor will not accurately forecast future market trends or the values of assets, reference rates, indexes, or other economic factors in establishing swap positions for the fund. If the advisor attempts to use a swap as a hedge against, or as a substitute for, a portfolio investment, the fund will be exposed to the risk that the swap will have or will develop imperfect or no correlation with the portfolio investment. This could cause substantial losses for the fund. Although hedging strategies involving swap instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other fund investments. Many swaps, in particular OTC swaps, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a fund.

The use of a swap agreement also involves the risk that a loss may be sustained as a result of the insolvency or bankruptcy of the counterparty or the failure of the counterparty to make required payments or otherwise comply with the terms of the agreement. Additionally, the use of credit default swaps can result in losses if a fund’s advisor does not correctly evaluate the creditworthiness of the issuer on which the credit swap is based.

The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

Tax Matters — Federal Tax Treatment of Futures Contracts. A fund generally must recognize for federal income tax purposes, as of the end of each taxable year, any net unrealized gains and losses on certain futures contracts, as well as any gains and losses actually realized during the year. In these cases, any gain or loss recognized with respect to a futures contract is considered to be 60% long-term capital gain or loss and 40% short-term capital gain or loss, without regard to the holding period of the contract. Gains and losses on certain other futures contracts (primarily non-U.S. futures contracts) are not recognized until the contracts are closed and are treated as long-term or short-term, depending on the holding period of the contract. Sales of futures contracts that are intended to hedge against a change in the value of securities held by a fund may affect the holding period of such securities and, consequently, the nature of the gain or loss on such securities upon disposition. A fund may be required to defer the recognition of losses on one position, such as futures contracts, to the extent of any unrecognized gains on a related offsetting position held by the fund.

In order for a fund to continue to qualify for federal income tax treatment as a regulated investment company, at least 90% of its gross income for a taxable year must be derived from qualifying income—i.e., dividends, interest, income derived from securities loans, gains from the sale of securities or foreign currencies, or other income derived with respect to the fund’s business of investing in securities or currencies. It is anticipated that any net gain recognized on futures contracts will be considered qualifying income for purposes of the 90% requirement.

A fund will distribute to shareholders annually any net capital gains that have been recognized for federal income tax purposes on futures transactions. Such distributions will be combined with distributions of capital gains realized on the fund’s other investments and shareholders will be advised on the nature of the distributions.

Tax Matters — Federal Tax Treatment of Non-U.S. Transactions. Special rules govern the federal income tax treatment of certain transactions denominated in a currency other than the U.S. dollar or determined by reference to the value of one or more currencies other than the U.S. dollar. The types of transactions covered by the special rules include the following: (1) the acquisition of, or becoming the obligor under, a bond or other debt instrument (including, to the extent provided in Treasury regulations, preferred stock); (2) the accruing of certain trade receivables and payables; and (3) the entering into or acquisition of any forward contract, futures contract, option, or similar financial instrument if such instrument is not marked-to-market. The disposition of a currency other than the U.S. dollar by a taxpayer whose functional currency is the U.S. dollar is also treated as a transaction subject to the special currency rules. However, foreign-currency-related regulated futures contracts and non-equity options are generally not subject to the special currency rules if they are or would be treated as sold for their fair market value at year end under the marking-to-market rules applicable to other futures contracts unless an election is made to have such currency rules apply. With respect to transactions covered by the special rules, foreign currency gain or loss is calculated separately from any gain or loss on the underlying transaction and is normally taxable as ordinary income or loss. A taxpayer may elect to treat as capital gain or loss foreign currency gain or loss arising from certain identified forward contracts, futures contracts, and options that are capital assets in the hands of the taxpayer and that are not part of a straddle. The Treasury Department issued regulations under which certain transactions subject to the special currency rules that are part of a “section 988 hedging transaction” (as defined in the IRC and the Treasury regulations) will be integrated and treated as a single transaction or otherwise treated consistently for purposes of the IRC. Any gain or loss attributable to the foreign currency component of a transaction engaged in by a fund that is not subject to the special currency rules (such as foreign equity investments other than certain preferred stocks) will be treated as capital gain or loss and will not be segregated from the gain or loss on the underlying transaction. It is anticipated that some of the non-U.S. dollar-denominated investments and foreign currency contracts a fund may make or enter into will be subject to the special currency rules described within this policy.

Tax Matters — Foreign Tax Credit. Foreign governments may withhold taxes on dividends and interest paid with respect to foreign securities held by a fund. Foreign governments may also impose taxes on other payments or gains with respect to foreign securities. If, at the close of its fiscal year, more than 50% of a fund’s total assets are invested in securities of foreign issuers, the fund may elect to pass through foreign taxes paid, and thereby allow shareholders to take a deduction or, if they meet certain holding period requirements, a tax credit on their tax returns. If shareholders do not meet the holding period requirements, they may still be entitled to a deduction for certain gains that were actually distributed by the fund.

Tax Matters — Market Discount. The price of a bond purchased after its original issuance may reflect market discount that, depending on the particular circumstances, may affect the tax character and amount of income required to be recognized by a fund holding the bond. In determining whether a bond is purchased with market discount, certain de minimis rules apply.

Warrants. Warrants are instruments that give the holder the right, but not the obligation, to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

When-Issued, Delayed-Delivery, and Forward-Commitment Transactions. When-issued, delayed-delivery, and forward-commitment transactions involve a commitment to purchase or sell specific securities at a predetermined price or yield in which payment and delivery take place after the customary settlement period for that type of security. Typically, no interest accrues to the purchaser until the security is delivered. When purchasing securities pursuant to one of these transactions, payment for the securities is not required until the delivery date. However, the purchaser assumes the rights and risks of ownership, including the risks of price and yield fluctuations and the risk that the security will not be issued as anticipated. When a fund has sold a security pursuant to one of these transactions, the fund does not participate in further gains or losses with respect to the security. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity or suffer a loss. A fund may renegotiate a when-issued or forward-commitment transaction and may sell the underlying securities before delivery, which may result in capital gains or losses for the fund. When-issued, delayed-delivery, and forward-commitment transactions will not be considered to constitute the issuance, by a fund, of a “senior security,” as that term is defined in Section 18(g) of the 1940 Act, and therefore such transaction will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by the fund, if the fund covers the transaction in accordance with the requirements described under the heading “Borrowing.”

SHARE PRICE

Multiple-class funds do not have a single share price. Rather, each class has a share price, called its net asset value, or NAV, that is calculated each business day as of the close of regular trading on the New York Stock Exchange (the Exchange), generally 4 p.m., Eastern time. NAV per share for the Tax-Managed Growth and Income, Capital Appreciation, Small-Cap, and International Funds is computed by dividing the total assets, minus liabilities, allocated to each share class by the number of Fund shares outstanding for that class. NAV per share for the Tax-Managed Balanced Fund is computed by dividing the total assets, minus liabilities, of the Fund by the number of Fund shares outstanding.

The Exchange typically observes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day (Washington’s Birthday), Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. Although each Fund expects the same holidays to be observed in the future, the Exchange may modify its holiday schedule or hours of operation at any time.

PURCHASE AND REDEMPTION OF SHARES

Purchase of Shares (Other Than ETF Shares)

The purchase price of shares of each Fund is the NAV per share next determined after the purchase request is received in good order, as defined in the Fund’s prospectus.

Redemption of Shares (Other Than ETF Shares)

The redemption price of shares of each Fund is the NAV next determined after the redemption request is received in good order, as defined in the Fund’s prospectus.

Each Fund may suspend redemption privileges or postpone the date of payment for redeemed shares: (1) during any period that the Exchange is closed or trading on the Exchange is restricted as determined by the SEC; (2) during any period when an emergency exists, as defined by the SEC, as a result of which it is not reasonably practicable for the Fund to dispose of securities it owns or to fairly determine the value of its assets; and (3) for such other periods as the SEC may permit.

The Trust has filed a notice of election with the SEC to pay in cash all redemptions requested by any shareholder of record limited in amount during any 90-day period to the lesser of $250,000 or 1% of the net assets of a Fund at the beginning of such period.

If Vanguard determines that it would be detrimental to the best interests of the remaining shareholders of a Fund to make payment wholly or partly in cash, the Fund may pay the redemption price in whole or in part by a distribution in kind of readily marketable securities held by the Fund in lieu of cash in conformity with applicable rules of the SEC. Investors may incur brokerage charges on the sale of such securities received in payment of redemptions.

The Funds charge a 1% fee on shares redeemed within five years of purchase. The fee is withheld from redemption proceeds and retained by each Fund. Shares redeemed may be worth more or less than what was paid for them, depending on the market value of the securities held by the Fund.

After redeeming shares that are exempt from redemption fees, shares you have held the longest will be redeemed first.

Information regarding the application of redemption fees is described more fully in the Funds’ prospectus.

Right to Change Policies

Vanguard reserves the right, without notice, to (1) alter, add, or discontinue any conditions of purchase (including eligibility requirements), redemption, exchange, conversion, service, or privilege at any time; (2) accept initial purchases by telephone; (3) freeze any account and/or suspend account services if Vanguard has received reasonable notice of a dispute regarding the assets in an account, including notice of a dispute between the registered or beneficial account owners, or if we reasonably believe a fraudulent transaction may occur or has occurred; (4) temporarily freeze any account and/or suspend account services upon initial notification to Vanguard of the death of the shareholder until Vanguard receives required documentation in good order; (5) alter, impose, discontinue, or waive any redemption fee, account service fee, or other fees charged to a group of shareholders; and (6) redeem an account or suspend account privileges, without the owner’s permission to do so, in cases of threatening conduct or activity Vanguard believes to be suspicious, fraudulent, or illegal. Changes may affect any or all investors. These actions will be taken when, at the sole discretion of Vanguard management, we reasonably believe they are deemed to be in the best interest of a fund.

Investing With Vanguard Through Other Firms

Each Fund has authorized certain agents to accept on its behalf purchase and redemption orders, and those agents are authorized to designate other intermediaries to accept purchase and redemption orders on the Fund’s behalf (collectively, Authorized Agents). A Fund will be deemed to have received a purchase or redemption order when an Authorized Agent accepts the order in accordance with the Fund’s instructions. In most instances, a customer order that is properly transmitted to an Authorized Agent will be priced at the NAV next determined after the order is received by the Authorized Agent.

MANAGEMENT OF THE FUNDS

Vanguard

Each Fund is part of the Vanguard group of investment companies, which consists of more than 160 funds. Through their jointly owned subsidiary, Vanguard, the funds obtain at cost virtually all of their corporate management, administrative, and distribution services. Vanguard also provides investment advisory services on an at-cost basis to several of the Vanguard funds.

Vanguard employs a supporting staff of management and administrative personnel needed to provide the requisite services to the funds and also furnishes the funds with necessary office space, furnishings, and equipment. Each fund pays its share of Vanguard’s total expenses, which are allocated among the funds under methods approved by the board of trustees of each fund. In addition, each fund bears its own direct expenses, such as legal, auditing, and custodian fees.

The funds’ officers are also officers and employees of Vanguard.

Vanguard, Vanguard Marketing Corporation (VMC), the funds’ advisors, and the funds have adopted Codes of Ethics designed to prevent employees who may have access to nonpublic information about the trading activities of the funds (access persons) from profiting from that information. The Codes permit access persons to invest in securities for their own accounts, including securities that may be held by a fund, but place substantive and procedural restrictions on the trading activities of access persons. For example, the Codes require that access persons receive advance approval for most securities trades to ensure that there is no conflict with the trading activities of the funds.

Vanguard was established and operates under an Amended and Restated Funds’ Service Agreement. The Amended and Restated Funds’ Service Agreement provides as follows: (1) each Vanguard fund may be called upon to invest up to 0.40% of its current net assets in Vanguard, and (2) there is no other limitation on the dollar amount that each Vanguard fund may contribute to Vanguard’s capitalization. The amounts that each fund has invested are adjusted from time to time in order to maintain the proportionate relationship between each fund’s relative net assets and its contribution to Vanguard’s capital. As of December 31, 2009, the Funds had contributed $2,740,000 to Vanguard, which represented 0.02% of each Fund’s net assets and was 1.10% of Vanguard’s capitalization.

Management. Corporate management and administrative services include: (1) executive staff; (2) accounting and financial; (3) legal and regulatory; (4) shareholder account maintenance; (5) monitoring and control of custodian relationships; (6) shareholder reporting; and (7) review and evaluation of advisory and other services provided to the funds by third parties.

Distribution. Vanguard Marketing Corporation, 400 Devon Park Drive A39, Wayne, PA 19087, a wholly owned subsidiary of Vanguard, is the principal underwriter for the funds and in that capacity performs and finances marketing, promotional, and distribution activities (collectively, marketing and distribution activities) that are primarily intended to result in the sale of the funds’ shares. VMC performs marketing and distribution activities at cost in accordance with the conditions of a 1981 SEC exemptive order that permits the Vanguard funds to internalize and jointly finance the marketing, promotion, and distribution of their shares. The funds’ trustees review and approve the marketing and distribution expenses incurred by the funds, including the nature and cost of the activities and the desirability of each fund’s continued participation in the joint arrangement.

To ensure that each fund’s participation in the joint arrangement falls within a reasonable range of fairness, each fund contributes to VMC’s marketing and distribution expenses in accordance with an SEC-approved formula. Under that formula, one half of the marketing and distribution expenses are allocated among the funds based upon their relative net assets. The remaining half of those expenses is allocated among the funds based upon each fund’s sales for the preceding 24 months relative to the total sales of the funds as a group; provided, however, that no fund’s aggregate quarterly rate of contribution for marketing and distribution expenses shall exceed 125% of the average marketing and distribution expense rate for Vanguard, and that no fund shall incur annual marketing and distribution expenses in excess of 0.20% of its average month-end net assets. Each fund’s contribution to these marketing and distribution expenses helps to maintain and enhance the attractiveness and viability of the Vanguard complex as a whole, which benefits all of the funds and their shareholders.

VMC’s principal marketing and distribution expenses are for advertising, promotional materials, and marketing personnel.

Other marketing and distribution activities that VMC undertakes on behalf of the funds may include, but are not limited to:

  Conducting or publishing Vanguard-generated research and analysis concerning the funds, other investments, the financial markets, or the economy;
  Providing views, opinions, advice, or commentary concerning the funds, other investments, the financial markets, or the economy;
  Providing analytical, statistical, performance, or other information concerning the funds, other investments, the financial markets, or the economy;
  Providing administrative services in connection with investments in the funds or other investments, including, but not limited to, shareholder services, recordkeeping services, and educational services;
  Providing products or services that assist investors or financial service providers (as defined below) in the investment decision-making process;
  Providing promotional discounts, commission-free trading, fee waivers, and other benefits to clients of Vanguard Brokerage Services® who maintain qualifying investments in the funds; and
  Sponsoring, jointly sponsoring, financially supporting, or participating in conferences, programs, seminars, presentations, meetings, or other events involving fund shareholders, financial service providers, or others concerning the funds, other investments, the financial markets, or the economy, such as industry conferences, prospecting trips, due diligence visits, training or education meetings, and sales presentations.

VMC performs most marketing and distribution activities itself. Some activities may be conducted by third parties pursuant to shared marketing arrangements under which VMC agrees to share the costs and performance of marketing and distribution activities in concert with a financial service provider. Financial service providers include, but are not limited to, investment advisors, broker-dealers, financial planners, financial consultants, banks, and insurance companies. Under these cost- and performance-sharing arrangements, VMC may pay or reimburse a financial service provider (or a third party it retains) for marketing and distribution activities that VMC would otherwise perform. VMC’s cost- and performance-sharing arrangements may be established in connection with Vanguard investment products or services offered or provided to or through the financial service providers. VMC’s arrangements for shared marketing and distribution activities may vary among financial service providers, and its payments or reimbursements to financial service providers in connection with shared marketing and distribution activities may be significant. VMC does not participate in the offshore arrangement Vanguard has established for qualifying Vanguard funds to be distributed in certain foreign countries on a private-placement basis to government-sponsored and other institutional investors through a third-party “asesor de inversiones” (investment advisor), which includes incentive-based remuneration.

In connection with its marketing and distribution activities, VMC may give financial service providers (or their representatives): (1) promotional items of nominal value that display Vanguard’s logo, such as golf balls, shirts, towels, pens, and mouse pads; (2) gifts that do not exceed $100 per person annually and are not preconditioned on achievement of a sales target; (3) an occasional meal, a ticket to a sporting event or the theater, or comparable entertainment that is neither so frequent nor so extensive as to raise any question of propriety and is not preconditioned on achievement of a sales target; and (4) reasonable travel and lodging accommodations to facilitate participation in marketing and distribution activities.

VMC, as a matter of policy, does not pay asset-based fees, sales-based fees, or account-based fees to financial service providers in connection with its marketing and distribution activities for the Vanguard funds. VMC policy also prohibits marketing and distribution activities that are intended, designed, or likely to compromise suitability determinations by, or the fulfillment of any fiduciary duties or other obligations that apply to, financial service providers. Nonetheless, VMC’s marketing and distribution activities are primarily intended to result in the sale of the funds’ shares, and, as such, its activities, including shared marketing and distribution activities, may influence participating financial service providers (or their representatives) to recommend, promote, include, or invest in a Vanguard fund or share class. In addition, Vanguard or any of its subsidiaries may retain a financial service provider to provide consulting or other services, and that financial service provider also may provide services to investors. Investors should consider the possibility that any of these activities or relationships may influence a financial service provider’s (or its representatives’) decision to recommend, promote, include, or invest in a Vanguard fund or share class. Each financial service provider should consider its suitability determinations, fiduciary duties, and other legal obligations (or those of its representatives) in connection with any decision to consider, recommend, promote, include, or invest in a Vanguard fund or share class.

The following table describes the expenses of Vanguard and VMC that are shared by the funds on an at-cost basis under the terms of two SEC exemptive orders. Amounts captioned “Management and Administrative Expenses” include a fund’s allocated share of expenses associated with the management, administrative, and transfer agency services Vanguard provides to the funds. Amounts captioned “Marketing and Distribution Expenses” include a fund’s allocated share of expenses associated with the marketing and distribution activities that VMC conducts on behalf of the Vanguard funds.

As is the case with all mutual funds, transaction costs incurred by the Fund for buying and selling securities are not reflected in the table. Annual Shared Fund Operating Expenses are based on expenses incurred in the fiscal years ended December 31, 2007, 2008, and 2009, and are presented as a percentage of each average month-end net assets.

Annual Shared Fund Operating Expenses
(Shared Expenses Deducted from Fund Assets)

Fund	2007	2008	2009
Tax-Managed Balanced Fund
Management and Administrative Expenses:	0.10%	0.11%	0.12%
Marketing and Distribution Expenses:	0.01	0.02	0.02
Tax-Managed Growth and Income Fund
Management and Administrative Expenses:	0.08%	0.08%	0.13%
Marketing and Distribution Expenses:	0.02	0.02	0.02
Tax-Managed Capital Appreciation Fund
Management and Administrative Expenses:	0.08%	0.09%	0.13%
Marketing and Distribution Expenses:	0.01	0.02	0.02
Tax-Managed Small-Cap Fund
Management and Administrative Expenses:	0.10%	0.10%	0.15%
Marketing and Distribution Expenses:	0.02	0.03	0.03
Tax-Managed International Fund
Management and Administrative Expenses:	0.09%	0.08%	0.12%
Marketing and Distribution Expenses:	0.02	0.02	0.03

The investment advisor may direct certain security trades to brokers who have agreed to rebate to the Funds part of the commissions generated. Such rebates are used solely to reduce the Funds‘ management and administrative expenses and are not reflected in these totals.

Officers and Trustees

Each Vanguard fund is governed by the board of trustees of its trust and a single set of officers. Consistent with the board’s corporate governance principles, the trustees believe that their primary responsibility is oversight of the management of each fund for the benefit of its shareholders, not day-to-day management. The trustees set broad policies for the funds; select investment advisors; monitor fund operations, regulatory compliance, performance, and costs; nominate and select new trustees; and elect fund officers. Vanguard manages the day-to-day operations of the funds under the direction of the board of trustees.

The trustees play an active role, as a full board and at the committee level, in overseeing risk management for the funds. The trustees delegate the day-to-day risk management of the funds to various groups, including portfolio review, investment management, risk management, compliance, legal, fund accounting, and fund financial services. These groups provide the trustees with regular reports regarding investment, valuation, liquidity, and compliance, as well as the risks associated with each. The trustees also oversee risk management for the funds through regular interactions with the funds’ internal and external auditors.

The full board participates in the funds’ risk oversight, in part, through the Vanguard funds’ compliance program which covers the following broad areas of compliance: investment and other operations; recordkeeping; valuation and pricing; communications and disclosure; reporting and accounting; oversight of service providers; fund governance; and code of ethics, insider trading controls, and protection of nonpublic information. The program seeks to identify and assess risk through various methods, including through regular interdisciplinary communications between compliance professionals and business personnel who participate on a daily basis in risk management on behalf of the funds. The funds’ chief compliance officer regularly provides reports to the board in writing and in person.

The audit committee of the board, which is composed of all independent trustees, oversees management of financial risks and controls. The audit committee serves as the channel of communication between the independent auditors of the funds and the board with respect to financial statements and financial-reporting processes, systems of internal control, and the audit process. The head of internal audit reports directly to the audit committee and provides reports to the committee in writing and in person on a regular basis. Although the audit committee is responsible for overseeing the management of financial risks, the entire board is regularly informed of these risks through committee reports.

All of the trustees bring to each fund’s board a wealth of executive leadership experience derived from their service as executives (in many cases chief executive officers), board members, and leaders of diverse public operating companies, academic institutions, and other organizations. In determining whether an individual is qualified to serve as a trustee of the funds, the board considers a wide variety of information about the trustee, and multiple factors contribute to the board’s decision. Each trustee is determined to have the experience, skills, and attributes necessary to serve the funds and their shareholders because each trustee demonstrates an exceptional ability to consider complex business and financial matters, evaluate the relative importance and priority of issues, make decisions, and contribute effectively to the deliberations of the board. The board also considers the individual experience of each trustee and determines that the trustee’s professional experience, education, and background contribute to the diversity of perspectives on the board. The business acumen, experience, and objective thinking of the trustees are considered invaluable assets for Vanguard management and, ultimately, the Vanguard funds’ shareholders. The specific roles and experience of each board member that factor into this determination are presented below. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.

Number of
		Vanguard	Principal Occupation(s)	Vanguard Funds
	Position(s)	Funds’ Trustee/	and Outside Directorships	Overseen by
Name, Year of Birth	Held with Funds	Officer Since	During the Past Five Years	Trustee/Officer
Interested Trustee[1]
F. William McNabb III	Chairman of the	July 2009	Mr. McNabb has served as Chairman of the Board of	162
(1957)	Board, Chief		Vanguard and of each of the investment companies
	Executive Officer,		served by Vanguard, since January 2010; Trustee of
	and President		each of the investment companies served by
Vanguard, since 2009; Director of Vanguard since
2008; Chief Executive Officer and President of
Vanguard and of each of the investment companies
served by Vanguard, since 2008; and Director of
Vanguard Marketing Corporation. Mr. McNabb served
as a Managing Director of Vanguard from 1995 to
2008. Mr. McNabb’s 24 years with Vanguard and his
position as chief executive officer of Vanguard and the
Vanguard funds give him intimate experience with the
day-to-day management and operations of the
Vanguard funds.

1 Mr. McNabb is considered an “interested person,” as defined in the 1940 Act, because he is an officer of the Trust.

Independent Trustees
Emerson U. Fullwood	Trustee	January 2008	Mr. Fullwood is the former Executive Chief Staff and	162
(1948)			Marketing Officer for North America and Corporate
			Vice President (retired 2008) of Xerox Corporation
			(document management products and services).
			Previous positions held at Xerox by Mr. Fullwood
			include President of the Worldwide Channels Group,
			President of Latin America, Executive Chief Staff
			Officer of Developing Markets, and President of
			Worldwide Customer Services. Mr. Fullwood serves
			as a director of SPX Corporation (multi-industry
			manufacturing) and Amerigroup Corporation (managed
			health care). Mr. Fullwood also serves as a director of
			the University of Rochester Medical Center, Monroe
			Community College Foundation, and the United Way
			of Rochester. Mr. Fullwood brings to the board
			particular experience with marketing, organizational
			development, and operations management.

				Number of
		Vanguard	Principal Occupation(s)	Vanguard Funds
	Position(s)	Funds’ Trustee/	and Outside Directorships	Overseen by
Name, Year of Birth	Held with Funds	Officer Since	During the Past Five Years	Trustee/Officer
Rajiv L. Gupta	Trustee	December 2001	Mr. Gupta is the former Chairman and Chief Executive	162
(1945)			Officer (retired 2009) and President (2006–2008) of Rohm
			and Haas Co. (chemicals). Mr. Gupta serves as a director of
			Tyco International, Ltd. (diversified manufacturing and
			services) and Hewlett-Packard Company (electronic
			computer manufacturing); as a trustee of The Conference
			Board; and on the Board of Managers of Delphi Automotive
			LLP (automotive components). Mr. Gupta brings to the
			board particular experience with finance, capital markets,
			and global operations.

Amy Gutmann	Trustee	June 2006	Dr. Gutmann serves as the President of the University	162
(1949)			of Pennsylvania. She is the Christopher H. Browne
			Distinguished Professor of Political Science in the
			School of Arts and Sciences with secondary
			appointments at the Annenberg School for
			Communication and the Graduate School of Education
			at the University of Pennsylvania. Dr. Gutmann also
			serves as a director of Carnegie Corporation of New
			York, Schuylkill River Development Corporation, and
			Greater Philadelphia Chamber of Commerce; and as a
			trustee of the National Constitution Center. Dr.
			Gutmann is Chair of the Presidential Commission for
			the Study of Bioethical Issues. Dr. Gutmann brings to
			the board particular experience with community and
			organizational development, education, ethics, and
			public policy.

JoAnn Heffernan Heisen	Trustee	July 1998	Ms. Heisen is the former Corporate Vice President and	162
(1950)			Chief Global Diversity Officer and a Member of the
			Executive Committee (retired 2008) of Johnson &
			Johnson (pharmaceuticals/consumer products). Ms.
			Heisen served as Vice President and Chief Information
			Officer of Johnson & Johnson from 1997 to 2005;
			corporate controller from 1995 to 1997; and corporate
			treasurer from 1991 to 1995. Ms. Heisen serves as a
			director of the University Medical Center at Princeton
			and Women’s Research and Education Institute; and as
			a member of the advisory board of the Maxwell School
			of Citizenship and Public Affairs at Syracuse University.
			Ms. Heisen brings to the board particular experience
			with human resources, and financial and information
			technology matters.

F. Joseph Loughrey	Trustee	October 2009	Mr. Loughrey is the former President and Chief	162
(1949)			Operating Officer (retired 2009) and Vice Chairman of
			the Board (2008–2009) of Cummins Inc. (industrial
			machinery). From 1996 to 1999, Mr. Loughrey served
			as the chief technical officer of Cummins Inc. Mr.
			Loughrey serves as a director of SKF AB (industrial
			machinery), Hillenbrand, Inc. (specialized consumer
			services), Sauer-Danfoss Inc. (machinery), the Lumina
			Foundation for Education, and Oxfam America; and as
			Chairman of the Advisory Council for the College of
			Arts and Letters at the University of Notre Dame.
			Mr. Loughrey brings to the board particular experience
			with global operations, technology, and risk and human
			resources management.

				Number of
		Vanguard	Principal Occupation(s)	Vanguard Funds
	Position(s)	Funds’ Trustee/	and Outside Directorships	Overseen by
Name, Year of Birth	Held with Funds	Officer Since	During the Past Five Years	Trustee/Officer
André F. Perold	Trustee	December 2004	Mr. Perold is the George Gund Professor of Finance	162
(1952)			and Banking at the Harvard Business School, and Chair
			of the Investment Committee of HighVista Strategies
			LLC (private investment firm). From 2003 to 2009, Mr.
			Perold served as chairman of the board of UNX, Inc.
			(equities trading firm). Mr. Perold brings to the board
			particular experience with investment management
			and finance.

Alfred M. Rankin, Jr.	Lead	January 1993	Mr. Rankin serves as Chairman, President, and Chief	162
(1941)	Independent		Executive Officer of NACCO Industries, Inc. (forklift
	Trustee		trucks/housewares/lignite). Mr. Rankin also serves as a
			director of Goodrich Corporation (industrial products/
			aircraft systems and services); Chairman of the Federal
			Reserve Bank of Cleveland; and a trustee of The
			Cleveland Museum of Art. Mr. Rankin brings to the
			board particular experience with finance, capital
			markets, and risk and operations management.

Peter F. Volanakis	Trustee	July 2009	Mr. Volanakis has served as President since 2007 and	162
(1955)			Chief Operating Officer since 2005 of Corning
			Incorporated (communications equipment). Mr.
			Volanakis served as President of Corning Technologies
			from 2001 to 2005. Mr. Volanakis also serves as a
			director of Corning Incorporated and Dow Corning; a
			trustee of the Corning Incorporated Foundation and
			the Corning Museum of Glass; and an Overseer of the
			Amos Tuck School of Business Administration at
			Dartmouth College. Mr. Volanakis brings to the board
			particular experience with international operations,
			marketing, and corporate development.

Executive Officers
Thomas J. Higgins	Chief Financial	September 2008	Mr. Higgins, a Principal of Vanguard, has served as	162
(1957)	Officer		Chief Financial Officer of each of the investment
			companies served by Vanguard, since 2008. Mr.
			Higgins served as Treasurer of each of the investment
			companies served by Vanguard from 1998 to 2008.

Kathryn J. Hyatt	Treasurer	November 2008	Ms. Hyatt, a Principal of Vanguard, has served as	162
(1955)			Treasurer of each of the investment companies served
			by Vanguard, since 2008. Ms. Hyatt served as
			Assistant Treasurer of each of the investment
			companies served by Vanguard from 1988 to 2008.

Heidi Stam	Secretary	July 2005	Ms. Stam has served as a Managing Director of	162
(1956)			Vanguard since 2006; General Counsel of Vanguard
			since 2005; Secretary of Vanguard and of each of the
			investment companies served by Vanguard, since
			2005; and Director and Senior Vice President of
			Vanguard Marketing Corporation since 2005. Ms. Stam
			served as a Principal of Vanguard from 1997 to 2006.

All but one of the trustees are independent. The independent trustees designate a lead independent trustee. The lead independent trustee is a spokesperson and principal point of contact for the independent trustees and is responsible for coordinating the activities of the independent trustees, including calling regular executive sessions of the independent trustees; developing the agenda of each meeting together with the chairman; and chairing the meetings of the independent trustees, including the meetings of the audit, compensation, and nominating committees.

The independent trustees appoint the chairman of the board. The roles of chairman of the board and chief executive officer currently are held by the same person. The independent trustees generally believe that the Vanguard funds’ chief executive officer is best qualified to serve as chairman and that fund shareholders benefit from this leadership structure through accountability and strong day-to-day leadership.

Board Committees: The Trust’s board has the following committees:

  Audit Committee: This committee oversees the accounting and financial reporting policies, the systems of internal controls, and the independent audits of each fund and Vanguard. All independent trustees serve as members of the committee. The committee held four meetings during the Funds‘ last fiscal year.
  Compensation Committee: This committee oversees the compensation programs established by each fund and Vanguard for the benefit of their employees, officers, and trustees/directors. All independent trustees serve as members of the committee. The committee held three meetings during the Funds‘ last fiscal year.
  Nominating Committee: This committee nominates candidates for election to Vanguard’s board of directors and the board of trustees of each fund (collectively, the Vanguard boards). The committee also has the authority to recommend the removal of any director or trustee from the Vanguard boards. All independent trustees serve as members of the committee. The committee held six meetings during the Funds‘ last fiscal year.

The Nominating Committee will consider shareholder recommendations for trustee nominees. Shareholders may send recommendations to Mr. Rankin, Chairman of the Committee.

Trustee Compensation

The same individuals serve as trustees of all Vanguard funds and each fund pays a proportionate share of the trustees’ compensation. The funds also employ their officers on a shared basis; however, officers are compensated by Vanguard, not the funds.

Independent Trustees. The funds compensate their independent trustees (i.e., the ones who are not also officers of the funds) in three ways:

  The independent trustees receive an annual fee for their service to the funds, which is subject to reduction based on absences from scheduled board meetings.
  The independent trustees are reimbursed for the travel and other expenses that they incur in attending board meetings.
  Upon retirement (after attaining age 65 and completing five years of service), the independent trustees who began their service prior to January 1, 2001, receive a retirement benefit under a separate account arrangement. As of January 1, 2001, the opening balance of each eligible trustee’s separate account was generally equal to the net present value of the benefits he or she had accrued under the trustees’ former retirement plan. Each eligible trustee’s separate account will be credited annually with interest at a rate of 7.5% until the trustee receives his or her final distribution. Those independent trustees who began their service on or after January 1, 2001, are not eligible to participate in the plan.

“Interested” Trustee. Mr. McNabb serves as a trustee, but is not paid in this capacity. He is, however, paid in his role as an officer of Vanguard.

Compensation Table. The following table provides compensation details for each of the trustees. We list the amounts paid as compensation and accrued as retirement benefits by the Funds for each trustee. In addition, the table shows the total amount of benefits that we expect each trustee to receive from all Vanguard funds upon retirement, and the total amount of compensation paid to each trustee by all Vanguard funds.

VANGUARD TAX-MANAGED FUNDS
TRUSTEES’ COMPENSATION TABLE

		Pension or Retirement	Accrued Annual	Total Compensation
	Aggregate	Benefits Accrued	Retirement	from All Vanguard
	Compensation	as Part of these	Benefit at	Funds Paid
Trustee	from these Funds[1]	Funds’ Expenses[1]	January 1, 2009[2]	to Trustees[3]
F. William McNabb III	—	—	—	—
Emerson U. Fullwood	$2,066	—	—	$200,000
Rajiv L. Gupta	2,066	—	—	194,300
Amy Gutmann	2,066	—	—	200,000
JoAnn Heffernan Heisen	2,066	$47	$3,158	200,000
F. Joseph Loughrey[4]	531	—	—	51,400
André F. Perold	2,066	—	—	200,000
Alfred M. Rankin, Jr.	2,376	57	6,189	230,000
Peter F. Volanakis[5]	2,066	—	—	194,300

1	The amounts shown in this column are based on the Funds‘ fiscal year ended December 31, 2009. Each Fund within the Trust is responsible for a proportionate share of these amounts.
2	Each trustee is eligible to receive retirement benefits only after completing at least 5 years (60 consecutive months) of service as a trustee for the Vanguard funds. The annual retirement benefit will be paid in monthly installments, beginning with the month following the trustee’s retirement from service, and will cease after 10 years of payments (120 monthly installments). Trustees who began their service on or after January 1, 2001, are not eligible to participate in the retirement benefit plan.
3	The amounts reported in this column reflect the total compensation paid to each trustee for his or her service as trustee of the Vanguard funds for the 2009 calendar year.
4	Mr. Loughrey became a member of the Funds‘ board effective October 2009.
5	Mr. Volanakis became a member of the Funds‘ board effective July 2009.

Ownership of Fund Shares

All trustees allocate their investments among the various Vanguard funds based on their own investment needs. The following table shows each trustee’s ownership of shares of each Fund and of all Vanguard funds served by the trustee as of December 31, 2009.

Aggregate Dollar
		Dollar Range of	Range of Vanguard
		Fund Shares Owned	Fund Shares
Fund	Trustee	by Trustee	Owned by Trustee
Vanguard Tax-Managed Balanced Fund	Emerson U. Fullwood	None	Over $100,000
	Rajiv L. Gupta	None	Over $100,000
	Amy Gutmann	None	Over $100,000
	JoAnn Heffernan Heisen	None	Over $100,000
	F. Joseph Loughrey	None	Over $100,000
	F. William McNabb III	None	Over $100,000
	André F. Perold	None	Over $100,000
	Alfred M. Rankin, Jr.	None	Over $100,000
	Peter F. Volanakis	None	Over $100,000
Vanguard Tax-Managed Growth and Income Fund	Emerson U. Fullwood	None	Over $100,000
	Rajiv L. Gupta	None	Over $100,000
	Amy Gutmann	None	Over $100,000
	JoAnn Heffernan Heisen	None	Over $100,000
	F. Joseph Loughrey	None	Over $100,000
	F. William McNabb III	None	Over $100,000
	André F. Perold	None	Over $100,000
	Alfred M. Rankin, Jr.	None	Over $100,000
	Peter F. Volanakis	None	Over $100,000

Aggregate Dollar
		Dollar Range of	Range of Vanguard
		Fund Shares Owned	Fund Shares
Fund	Trustee	by Trustee	Owned by Trustee
Vanguard Tax-Managed Capital Appreciation Fund	Emerson U. Fullwood	None	Over $100,000
	Rajiv L. Gupta	None	Over $100,000
	Amy Gutmann	None	Over $100,000
	JoAnn Heffernan Heisen	None	Over $100,000
	F. Joseph Loughrey	None	Over $100,000
	F. William McNabb III	Over $100,000	Over $100,000
	André F. Perold	None	Over $100,000
	Alfred M. Rankin, Jr.	None	Over $100,000
	Peter F. Volanakis	None	Over $100,000
Vanguard Tax-Managed Small-Cap Fund	Emerson U. Fullwood	None	Over $100,000
	Rajiv L. Gupta	None	Over $100,000
	Amy Gutmann	None	Over $100,000
	JoAnn Heffernan Heisen	None	Over $100,000
	F. Joseph Loughrey	None	Over $100,000
	F. William McNabb III	Over $100,000	Over $100,000
	André F. Perold	None	Over $100,000
	Alfred M. Rankin, Jr.	None	Over $100,000
	Peter F. Volanakis	None	Over $100,000
Vanguard Tax-Managed International Fund	Emerson U. Fullwood	None	Over $100,000
	Rajiv L. Gupta	None	Over $100,000
	Amy Gutmann	None	Over $100,000
	JoAnn Heffernan Heisen	None	Over $100,000
	F. Joseph Loughrey	None	Over $100,000
	F. William McNabb III	Over $100,000	Over $100,000
	André F. Perold	None	Over $100,000
	Alfred M. Rankin, Jr.	None	Over $100,000
	Peter F. Volanakis	None	Over $100,000

As of March 31, 2010, the trustees and executive officers of the funds owned, in the aggregate, less than 1% of each class of each fund’s outstanding shares.

As of March 31, 2010, the following owned of record 5% or more of each class’s outstanding shares:

Vanguard Tax-Managed Growth and Income Fund—Institutional Shares: SEI Trust Company, Oaks, PA (27.44%), President & Fellows of Harvard College Trustee FBO Harvard Charitable Remainder Trusts, Boston, MA (12.72%), Donaghy Sales Inc., Fresno, CA (10.50%), Pitcairn Trust Company, Jenkintown, PA (9.87%), National Financial Services Corp., New York, NY (7.40%), John Martello, Old Greenwich, CT (5.89%); Vanguard Tax-Managed International Fund—Institutional Shares: Blue Cross and Blue Shield of Florida Inc., Jacksonville, FL (20.20%), President and Fellows of Harvard College Trustee FBO Harvard Charitable Remainder Trusts, Boston, MA (17.40%), National Financial Services LLC, New York, NY (10.75%), State Street Bank and Trust Lockheed Martin Corp Deferred Management Incentive Compensation Plan Master Trust, Bethesda, MD (6.78%), Donaghy Sales Inc., Fresno, CA (6.19%), Patterson & Co., Charlotte, NC, FBO Blue Cross and Blue Shield of Florida (5.59%); Vanguard Tax-Managed Capital Appreciation Fund—Institutional Shares: Donaghy Sales Inc., Fresno, CA (10.41%), Jezel Bezel Partners, Cranbury, NJ (11.05%), Peter R. Kemmerer & John C. Kemmerer Trustees for Mahlon S. Kemmerer II Trust, Cranbury, NJ (8.91%), Vanguard National Trust Company, Valley Forge, PA (5.59%), Frank S. Polizzi Sr., Wayne, PA (6.02%); Vanguard Tax-Managed Small-Cap Fund—Institutional Shares: Wendel & Company, New York, NY (10.69%), Jezel Bezel Partners, Cranbury, NJ (12.71%), G. Kevin Bruce, Richmond, VA (9.55%), Peter R. Kemmerer & John C. Kemmerer Trustees for Mahlon S. Kemmerer II Trust, Cranbury, NJ (9.28%), SK LLC, Boise, ID (8.86%), Pitcairn Trust Company, Jenkintown, PA (6.45%), Charles Schwab & Co., Inc., San Francisco, CA (7.67%), Eric G. Jackson & Chai Shune K.H. Jackson, Menlo Park, CA (5.51%), Ameritrade Inc., Omaha, NE (6.84%).

Although the Funds do not have information concerning the beneficial ownership of shares held in the names of Depository Trust Company (DTC) participants, as of March 31, 2010, the name and percentage ownership of each DTC participant that owned of record 5% or more of the outstanding ETF Shares of a Fund were as follows:

Vanguard Tax-Managed International Fund—ETF Shares: First Clearing, LLC (13.56%), Charles Schwab & Co., Inc. (12.81%), National Financial Services LLC (7.81%).

Portfolio Holdings Disclosure Policies and Procedures

Introduction

Vanguard and the Boards of Trustees of the Vanguard funds (Boards) have adopted Portfolio Holdings Disclosure Policies and Procedures (Policies and Procedures) to govern the disclosure of the portfolio holdings of each Vanguard fund. Vanguard and the Boards considered each of the circumstances under which Vanguard fund portfolio holdings may be disclosed to different categories of persons under the Policies and Procedures. Vanguard and the Boards also considered actual and potential material conflicts that could arise in such circumstances between the interests of Vanguard fund shareholders, on the one hand, and those of the fund’s investment advisor, distributor, or any affiliated person of the fund, its investment advisor, or its distributor, on the other. After giving due consideration to such matters and after the exercise of their fiduciary duties and reasonable business judgment, Vanguard and the Boards determined that the Vanguard funds have a legitimate business purpose for disclosing portfolio holdings to the persons described in each of the circumstances set forth in the Policies and Procedures and that the Policies and Procedures are reasonably designed to ensure that disclosure of portfolio holdings and information about portfolio holdings is in the best interests of fund shareholders and appropriately addresses the potential for material conflicts of interest.

The Boards exercise continuing oversight of the disclosure of Vanguard fund portfolio holdings by (1) overseeing the implementation and enforcement of the Policies and Procedures, the Code of Ethics, and the Policies and Procedures Designed to Prevent the Misuse of Inside Information (collectively, the portfolio holdings governing policies) by the Chief Compliance Officer of Vanguard and the Vanguard funds; (2) considering reports and recommendations by the Chief Compliance Officer concerning any material compliance matters (as defined in Rule 38a-1 under the 1940 Act and Rule 206(4)-7 under the Investment Advisers Act of 1940) that may arise in connection with any portfolio holdings governing policies; and (3) considering whether to approve or ratify any amendment to any portfolio holdings governing policies. Vanguard and the Boards reserve the right to amend the Policies and Procedures at any time and from time to time without prior notice at their sole discretion. For purposes of the Policies and Procedures, the term “portfolio holdings” means the equity and debt securities (e.g., stocks and bonds) held by a Vanguard fund and does not mean the cash investments, derivatives, and other investment positions (collectively, other investment positions) held by the fund.

Online Disclosure of Ten Largest Stock Holdings

Each of the Vanguard equity funds and Vanguard balanced funds generally will seek to disclose the fund’s ten largest stock portfolio holdings and the percentages that each of these ten largest stock portfolio holdings represents of the fund’s total assets as of the end of the most recent calendar quarter (quarter-end ten largest stock holdings) online at www.vanguard.com in the “Portfolio” section of the fund’s Portfolio & Management page, 15 calendar days after the end of the calendar quarter. In addition, those funds generally will seek to disclose the fund’s ten largest stock portfolio holdings as of the end of the most recent month (month-end ten largest stock holdings) online at www.vanguard.com in the “Portfolio” section of the fund’s Portfolio & Management page, 10 business days after the end of the month. Together, the quarter-end and month-end ten largest stock holdings are referred to as the ten largest stock holdings. Online disclosure of the ten largest stock holdings is made to all categories of persons, including individual investors, institutional investors, intermediaries, third-party service providers, rating and ranking organizations, affiliated persons of a Vanguard fund, and all other persons.

Online Disclosure of Complete Portfolio Holdings

Each of the Vanguard funds, excluding Vanguard money market funds and Vanguard Market Neutral Fund, generally will seek to disclose the fund’s complete portfolio holdings as of the end of the most recent calendar quarter online at www.vanguard.com in the “Portfolio” section of the fund’s Portfolio & Management page, 30 calendar days after the end of the calendar quarter. Vanguard Market Neutral Fund generally will seek to disclose the Fund’s complete portfolio holdings as of the end of the most recent calendar quarter online at www.vanguard.com in the “Portfolio” section of the

Fund’s Portfolio & Management page, 60 calendar days after the end of the calendar quarter. Each of the Vanguard money market funds generally will seek to disclose the fund’s complete portfolio holdings as of the end of the most recent month online at www.vanguard.com in the “Portfolio” section of the fund’s Portfolio & Management page, approximately 2 business days after the end of the month. Online disclosure of complete portfolio holdings is made to all categories of persons, including individual investors, institutional investors, intermediaries, third-party service providers, rating and ranking organizations, affiliated persons of a Vanguard fund, and all other persons. Vanguard’s Portfolio Review Department will review complete portfolio holdings before online disclosure is made as previously described and, after consultation with a Vanguard fund’s investment advisor, may withhold any portion of the fund’s complete portfolio holdings from online disclosure as previously described when deemed to be in the best interests of the fund.

Disclosure of Complete Portfolio Holdings to Service Providers Subject to Confidentiality and Trading Restrictions

Vanguard, for legitimate business purposes, may disclose Vanguard fund complete portfolio holdings at times it deems necessary and appropriate to rating and ranking organizations, financial printers, proxy voting service providers, pricing information vendors, third parties that deliver analytical, statistical, or consulting services, and other third parties that provide services (collectively, Service Providers) to Vanguard, Vanguard subsidiaries, and/or the Vanguard funds. Disclosure of complete portfolio holdings to a Service Provider is conditioned on the Service Provider being subject to a written agreement imposing a duty of confidentiality, including a duty not to trade on the basis of any material nonpublic information.

The frequency with which complete portfolio holdings may be disclosed to a Service Provider, and the length of the lag, if any, between the date of the information and the date on which the information is disclosed to the Service Provider, is determined based on the facts and circumstances, including, without limitation, the nature of the portfolio holdings information to be disclosed, the risk of harm to the funds and their shareholders, and the legitimate business purposes served by such disclosure. The frequency of disclosure to a Service Provider varies and may be as frequent as daily, with no lag. Disclosure of Vanguard fund complete portfolio holdings by Vanguard to a Service Provider must be authorized by a Vanguard fund officer or a Principal in Vanguard’s Portfolio Review or Legal Department. Any disclosure of Vanguard fund complete portfolio holdings to a Service Provider as previously described may also include a list of the other investment positions that make up the fund, such as cash investments and derivatives.

Currently, Vanguard fund complete portfolio holdings are disclosed to the following Service Providers as part of ongoing arrangements that serve legitimate business purposes: Abel/Noser Corporation, Advisor Software, Inc., Alcom Printing Group Inc., Apple Press, L.C., Bloomberg L.P., Brilliant Graphics, Inc., Broadridge Financial Solutions, Inc., Brown Brothers Harriman & Co., FactSet Research Systems Inc., Innovation Printing & Communications, Intelligencer Printing Company, Investment Technology Group, Inc., Lipper, Inc., McMunn Associates Inc., Oce’ Business Services, Inc., Reuters America Inc., R.R. Donnelley, Inc., State Street Bank and Trust Company, Triune Color Corporation, and Tursack Printing Inc.

Disclosure of Complete Portfolio Holdings to Vanguard Affiliates and Certain Fiduciaries Subject to Confidentiality and Trading Restrictions

Vanguard fund complete portfolio holdings may be disclosed between and among the following persons (collectively, Affiliates and Fiduciaries) for legitimate business purposes within the scope of their official duties and responsibilities, subject to such persons’ continuing legal duty of confidentiality and legal duty not to trade on the basis of any material nonpublic information, as such duties are imposed under the Code of Ethics, the Policies and Procedures Designed to Prevent the Misuse of Inside Information, by agreement, or under applicable laws, rules, and regulations: (1) persons who are subject to the Code of Ethics or the Policies and Procedures Designed to Prevent the Misuse of Inside Information; (2) an investment advisor, distributor, administrator, transfer agent, or custodian to a Vanguard fund; (3) an accounting firm, an auditing firm, or outside legal counsel retained by Vanguard, a Vanguard subsidiary, or a Vanguard fund; (4) an investment advisor to whom complete portfolio holdings are disclosed for due diligence purposes when the advisor is in merger or acquisition talks with a Vanguard fund’s current advisor; and (5) a newly hired investment advisor or sub-advisor to whom complete portfolio holdings are disclosed prior to the time it commences its duties.

The frequency with which complete portfolio holdings may be disclosed between and among Affiliates and Fiduciaries, and the length of the lag, if any, between the date of the information and the date on which the information is disclosed between and among the Affiliates and Fiduciaries, is determined by such Affiliates and Fiduciaries based on the facts and circumstances, including, without limitation, the nature of the portfolio holdings information to be disclosed, the risk of harm to the funds and their shareholders, and the legitimate business purposes served by such disclosure. The frequency of disclosure between and among Affiliates and Fiduciaries varies and may be as frequent as daily, with no lag. Any disclosure of Vanguard fund complete portfolio holdings to any Affiliates and Fiduciaries as previously described may also include a list of the other investment positions that make up the fund, such as cash investments and derivatives. Disclosure of Vanguard fund complete portfolio holdings or other investment positions by Vanguard, Vanguard Marketing Corporation, or a Vanguard fund to Affiliates and Fiduciaries must be authorized by a Vanguard fund officer or a Principal of Vanguard.

Currently, Vanguard fund complete portfolio holdings are disclosed to the following Affiliates and Fiduciaries as part of ongoing arrangements that serve legitimate business purposes: Vanguard and each investment advisor, custodian, and independent registered public accounting firm identified in each fund’s Statement of Additional Information.

Disclosure of Portfolio Holdings to Broker-Dealers in the Normal Course of Managing a Fund’s Assets

An investment advisor, administrator, or custodian for a Vanguard fund may, for legitimate business purposes within the scope of its official duties and responsibilities, disclose portfolio holdings (whether partial portfolio holdings or complete portfolio holdings) and other investment positions that make up the fund to one or more broker-dealers during the course of, or in connection with, normal day-to-day securities and derivatives transactions with or through such broker-dealers subject to the broker-dealer’s legal obligation not to use or disclose material nonpublic information concerning the fund’s portfolio holdings, other investment positions, securities transactions, or derivatives transactions without the consent of the fund or its agents. The Vanguard funds have not given their consent to any such use or disclosure and no person or agent of Vanguard is authorized to give such consent except as approved in writing by the Boards of the Vanguard funds. Disclosure of portfolio holdings or other investment positions by Vanguard to broker-dealers must be authorized by a Vanguard fund officer or a Principal of Vanguard.

Disclosure of Nonmaterial Information

The Policies and Procedures permit Vanguard fund officers, Vanguard fund portfolio managers, and other Vanguard representatives (collectively, Approved Vanguard Representatives) to disclose any views, opinions, judgments, advice, or commentary, or any analytical, statistical, performance, or other information, in connection with or relating to a Vanguard fund or its portfolio holdings and/or other investment positions (collectively, commentary and analysis) or any changes in the portfolio holdings of a Vanguard fund that occurred after the end of the most recent calendar quarter (recent portfolio changes) to any person if (1) such disclosure serves a legitimate business purpose, (2) such disclosure does not effectively result in the disclosure of the complete portfolio holdings of any Vanguard fund (which can be disclosed only in accordance with the Policies and Procedures), and (3) such information does not constitute material nonpublic information. Disclosure of commentary and analysis or recent portfolio changes by Vanguard, Vanguard Marketing Corporation, or a Vanguard fund must be authorized by a Vanguard fund officer or a Principal of Vanguard.

An Approved Vanguard Representative must make a good faith determination whether the information constitutes material nonpublic information, which involves an assessment of the particular facts and circumstances. Vanguard believes that in most cases recent portfolio changes that involve a few or even several securities in a diversified portfolio or commentary and analysis would be immaterial and would not convey any advantage to a recipient in making an investment decision concerning a Vanguard fund. Nonexclusive examples of commentary and analysis about a Vanguard fund include (1) the allocation of the fund’s portfolio holdings and other investment positions among various asset classes, sectors, industries, and countries; (2) the characteristics of the stock and bond components of the fund’s portfolio holdings and other investment positions; (3) the attribution of fund returns by asset class, sector, industry, and country; and (4) the volatility characteristics of the fund. Approved Vanguard Representatives may at their sole discretion determine whether to deny any request for information made by any person, and may do so for any reason or for no reason. “Approved Vanguard Representatives” include, for purposes of the Policies and Procedures, persons employed by or associated with Vanguard or a subsidiary of Vanguard who have been authorized by Vanguard’s Portfolio Review Department to disclose recent portfolio changes and/or commentary and analysis in accordance with the Policies and Procedures.

Currently, Vanguard nonmaterial portfolio holdings information is disclosed to KPMG, LLP, and R.V. Kuhns & Associates.

Disclosure of Portfolio Holdings in Accordance with SEC Exemptive Orders

Vanguard’s Fund Financial Services unit may disclose to the National Securities Clearing Corporation (NSCC) the daily portfolio composition files (PCFs) that identify a basket of specified securities that may overlap with the actual or expected portfolio holdings of the Vanguard funds (ETF Funds) that offer a class of shares known as Vanguard ETF Shares, in accordance with the terms and conditions of related exemptive orders (Vanguard ETF Exemptive Orders) issued by the Securities and Exchange Commission (SEC), as described in this section.

Unlike the conventional classes of shares issued by ETF Funds, the ETF Shares are listed for trading on a national securities exchange. Each ETF Fund issues ETF Shares in large blocks, known as “Creation Units.” To purchase or redeem a Creation Unit, an investor must be an “Authorized Participant” or the investor must purchase or redeem through a broker-dealer that is an Authorized Participant. An Authorized Participant is a participant in the Depository Trust Company (DTC) that has executed a Participant Agreement with Vanguard Marketing Corporation. Each ETF Fund issues Creation Units in exchange for a “portfolio deposit” consisting of a basket of specified securities (Deposit Securities) and a cash payment (the Balancing Amount). Each ETF Fund also redeems Creation Units in kind; an investor who tenders a Creation Unit will receive, as redemption proceeds, a basket of specified securities together with a Balancing Amount.

In connection with the creation and redemption process, and in accordance with the terms and conditions of the Vanguard ETF Exemptive Orders, Vanguard makes available to the NSCC, for dissemination to NSCC participants on each business day prior to the opening of trading on the listing exchange, a PCF containing a list of the names and the required number of shares of each Deposit Security for each ETF Fund. (The NSCC is a clearing agency registered with the SEC and affiliated with DTC.) In addition, the listing exchange disseminates (1) continuously throughout the trading day, through the facilities of the consolidated tape, the market value of an ETF Share, and (2) every 15 seconds throughout the trading day, separately from the consolidated tape, a calculation of the estimated NAV of an ETF Share (which estimate is expected to be accurate to within a few basis points). Comparing these two figures allows an investor to determine whether, and to what extent, ETF Shares are selling at a premium or at a discount to NAV. ETF Shares are listed on the exchange and traded in the secondary market in the same manner as other equity securities. The price of ETF Shares trading on the secondary market is based on a current bid/offer market.

As contemplated by the Vanguard ETF Exemptive Orders, Vanguard and the ETF Funds expect that only institutional arbitrageurs and institutional investors with large indexed portfolios will buy and sell ETF Shares in Creation Unit-sized aggregations because Creation Units can be purchased only in exchange for securities likely to cost millions of dollars. An exchange specialist, in providing for a fair and orderly secondary market for ETF Shares, also may purchase Creation Units for use in its market-making activities on the exchange. Vanguard and the ETF Funds expect secondary market purchasers of ETF Shares will include both institutional and retail investors. Vanguard and the ETF Funds believe that arbitrageurs will purchase or redeem Creation Units to take advantage of discrepancies between the ETF Shares’ market price and the ETF Shares’ underlying NAV. Vanguard and the ETF Funds expect that this arbitrage activity will provide a market “discipline” that will result in a close correspondence between the price at which the ETF Shares trade and their NAV. In other words, Vanguard and the ETF Funds do not expect the ETF Shares to trade at a significant premium or discount to their NAV.

In addition to making PCFs available to the NSCC, as previously described, Vanguard’s Fund Financial Services unit may disclose the PCF for any ETF Fund to any person, or online at www.vanguard.com to all categories of persons, if (1) such disclosure serves a legitimate business purpose and (2) such disclosure does not constitute material nonpublic information. Vanguard’s Fund Financial Services unit must make a good faith determination whether the PCF for any ETF Fund constitutes material nonpublic information, which involves an assessment of the particular facts and circumstances. Vanguard believes that in most cases the PCF for any ETF Fund would be immaterial and would not convey any advantage to the recipient in making an investment decision concerning the ETF Fund, if sufficient time has passed between the date of the PCF and the date on which the PCF is disclosed. Vanguard’s Fund Financial Services unit may at its sole discretion determine whether to deny any request for the PCF for any ETF Fund made by any person, and may do so for any reason or for no reason. Disclosure of a PCF must be authorized by a Vanguard fund officer or a Principal in Vanguard’s Fund Financial Services unit.

Disclosure of Portfolio Holdings Related Information to the Issuer of a Security for Legitimate Business Purposes

Vanguard, at its sole discretion, may disclose portfolio holdings information concerning a security held by one or more Vanguard funds to the issuer of such security if the issuer presents, to the satisfaction of Fund Financial Services, convincing evidence that the issuer has a legitimate business purpose for such information. Disclosure of this information to an issuer is conditioned on the issuer being subject to a written agreement imposing a duty of confidentiality, including a duty not to trade on the basis of any material nonpublic information. The frequency with which portfolio holdings information concerning a security may be disclosed to the issuer of such security, and the length of the lag, if any, between the date of the information and the date on which the information is disclosed to the issuer, is determined based on the facts and circumstances, including, without limitation, the nature of the portfolio holdings information to be disclosed, the risk of harm to the funds and their shareholders, and the legitimate business purposes served by such disclosure. The frequency of disclosure to an issuer cannot be determined in advance of a specific request and will vary based upon the particular facts and circumstances and the legitimate business purposes, but in unusual situations could be as frequent as daily, with no lag. Disclosure of portfolio holdings information concerning a security held by one or more Vanguard funds to the issuer of such security must be authorized by a Vanguard fund officer or a Principal in Vanguard’s Portfolio Review or Legal Department.

Disclosure of Portfolio Holdings as Required by Applicable Law

Vanguard fund portfolio holdings (whether partial portfolio holdings or complete portfolio holdings) and other investment positions that make up a fund shall be disclosed to any person as required by applicable laws, rules, and regulations. Examples of such required disclosure include, but are not limited to, disclosure of Vanguard fund portfolio holdings (1) in a filing or submission with the SEC or another regulatory body, (2) in connection with seeking recovery on defaulted bonds in a federal bankruptcy case, (3) in connection with a lawsuit, or (4) as required by court order. Disclosure of portfolio holdings or other investment positions by Vanguard, Vanguard Marketing Corporation, or a Vanguard fund as required by applicable laws, rules, and regulations must be authorized by a Vanguard fund officer or a Principal of Vanguard.

Prohibitions on Disclosure of Portfolio Holdings

No person is authorized to disclose Vanguard fund portfolio holdings or other investment positions (whether online at www.vanguard.com, in writing, by fax, by e-mail, orally, or by other means) except in accordance with the Policies and Procedures. In addition, no person is authorized to make disclosure pursuant to the Policies and Procedures if such disclosure is otherwise unlawful under the antifraud provisions of the federal securities laws (as defined in Rule 38a-1 under the 1940 Act). Furthermore, Vanguard’s management, at its sole discretion, may determine not to disclose portfolio holdings or other investment positions that make up a Vanguard fund to any person who would otherwise be eligible to receive such information under the Policies and Procedures, or may determine to make such disclosures publicly as provided by the Policies and Procedures.

Prohibitions on Receipt of Compensation or Other Consideration

The Policies and Procedures prohibit a Vanguard fund, its investment advisor, and any other person from paying or receiving any compensation or other consideration of any type for the purpose of obtaining disclosure of Vanguard fund portfolio holdings or other investment positions. “Consideration” includes any agreement to maintain assets in the fund or in other investment companies or accounts managed by the investment advisor or by any affiliated person of the investment advisor.

INVESTMENT ADVISORY SERVICES

The Funds receive all investment advisory services from Vanguard, through its Quantitative Equity and Fixed Income Groups. These services are provided on an at-cost basis from an experienced advisory staff employed directly by Vanguard. The compensation and other expenses of the advisory staff are allocated among the funds utilizing these services.

During the fiscal years ended December 31, 2007, 2008, and 2009, the Funds paid the following approximate amounts of Vanguard’s expenses relating to investment advisory services:

Fund	2007	2008	2009
Vanguard Tax-Managed Balanced Fund	$72,000	$77,000	$53,000
Vanguard Tax-Managed Growth and Income Fund	159,000	129,000	152,000
Vanguard Tax-Managed Capital Appreciation Fund	184,000	148,000	183,000
Vanguard Tax-Managed Small-Cap Fund	128,000	93,000	129,000
Vanguard Tax-Managed International Fund	128,000	128,000	211,000

Other Accounts Managed

Michael H. Buek manages the Tax-Managed Capital Appreciation and the Tax-Managed Small-Cap Funds; as of December 31, 2009, the Funds collectively held assets of $4.9 billion. As of December 31, 2009, Mr. Buek also managed eight other registered investment companies with total assets of $122.7 billion and four other pooled investment vehicles with total assets of $3.5 billion (none of which had advisory fees based on account performance).

Duane F. Kelly co-manages the Tax-Managed International Fund; as of December 31, 2009, the Fund held assets of $6.0 billion. As of December 31, 2009, Mr. Kelly also co-managed eight other registered investment companies with total assets of $88.3 billion, managed 13 other registered investment companies with total assets of $58.2 billion, managed one other pooled investment vehicle with total assets of $3.4 billion, and co-managed one other pooled investment vehicle with total assets of $466.5 million (none of which had advisory fees based on account performance).

Donald Butler co-manages the Tax-Managed International Fund; as of December 31, 2009, the Fund held assets of $6.0 billion. As of December 31, 2009, Mr. Butler also managed seven other registered investment companies with total assets of $103.7 billion, co-managed one other registered investment company with total assets of $5.8 billion, and managed two other pooled investment vehicles with total assets of $6.1 billion (none of which had advisory fees based on account performance).

Michael Perre manages the Tax-Managed Growth and Income Fund and the stock portion of the Tax-Managed Balanced Fund; as of December 31, 2009, the Funds collectively held assets of $2.8 billion. As of December 31, 2009, Mr. Perre also managed all or a portion of eight other registered investment companies with total assets of $24.3 billion, co-managed three other registered investment companies with total assets of $61.9 billion, and managed two other pooled investment vehicles with total assets of $10.3 billion (none of which had advisory fees based on account performance).

Michael G. Kobs manages the bond portion of the Tax-Managed Balanced Fund; as of December 31, 2009, the Fund held assets of $669 million. As of December 31, 2009, Mr. Kobs also managed three other registered investment companies with total assets of $31.8 billion (none of which had advisory fees based on account performance).

Material Conflicts of Interest

At Vanguard, individual portfolio managers may manage multiple accounts for multiple clients. In addition to mutual funds, these other accounts may include separate accounts, collective trusts, or offshore funds. Managing multiple accounts may give rise to potential conflicts of interest including, for example, conflicts among investment strategies and conflicts in the allocation of investment opportunities. Vanguard manages potential conflicts between funds or with other types of accounts through allocation policies and procedures, internal review processes, and oversight by directors and independent third parties. Vanguard has developed trade allocation procedures and controls to ensure that no one client, regardless of type, is intentionally favored at the expense of another. Allocation policies are designed to address potential conflicts in situations where two or more funds or accounts participate in investment decisions involving the same securities.

Description of Compensation

Each Fund’s portfolio manager is a Vanguard employee. This section explains the compensation of the Vanguard employees who manage Vanguard mutual funds. As of December 31, 2009, a Vanguard portfolio manager’s compensation generally consists of base salary, bonus, and payments under Vanguard’s long-term incentive compensation program. In addition, portfolio managers are eligible for the standard retirement benefits and health and welfare benefits available to all Vanguard employees. Also, certain portfolio managers may be eligible for additional retirement benefits under several supplemental retirement plans that Vanguard adopted in the 1980’s to restore dollar-for-dollar the benefits of management employees that had been cut back solely as a result of tax law changes. These plans are structured to provide the same retirement benefits as the standard retirement benefits.

In the case of portfolio managers responsible for managing multiple Vanguard funds or accounts, the method used to determine their compensation is the same for all funds and investment accounts. A portfolio manager’s base salary is determined by the manager’s experience and performance in the role, taking into account the ongoing compensation benchmark analyses performed by the Vanguard Human Resources Department. A portfolio manager’s base salary is generally a fixed amount that may change as a result of an annual review, upon assumption of new duties, or when a market adjustment of the position occurs.

A portfolio manager’s bonus is determined by a number of factors. One factor is gross, pre-tax performance of the fund relative to expectations for how the fund should have performed, given its objective, policies, strategies, limitations, and the market environment during the measurement period. This performance factor is not based on the value of assets held in the fund’s portfolio. For the bond portion of the Tax-Managed Balanced Fund, the performance factor depends on how successfully the portfolio manager outperforms these expectations and maintains the risk parameters of the fund over a three-year period. For the Tax-Managed Capital Appreciation Fund and the stock portion of the Tax-Managed Balanced Fund, the performance factor depends on how successfully the portfolio manager, over a one-year period, maintains the risk parameters of the Fund and tracks the Russell 1000 Index in the context of implementing the Fund’s strategy of seeking lower taxable income distributions. For the Tax-Managed Growth and Income Fund, the performance factor depends on how successfully the portfolio manager matches the S&P 500 Index and maintains the risk parameters of the Fund over a one-year period. For the Tax-Managed International Fund, the performance factor depends on how successfully the portfolio manager matches the MSCI EAFE Index and maintains the risk parameters of the Fund over a one-year period. For the Tax-Managed Small-Cap Fund, the performance factor depends on how successfully the portfolio manager matches the S&P 600 SmallCap Index and maintains the risk parameters of the Fund over a one-year period. Additional factors include the portfolio manager’s contributions to the investment management functions within the sub-asset class, contributions to the development of other investment professionals and supporting staff, and overall contributions to strategic planning and decisions for the investment group. The target bonus is expressed as a percentage of base salary. The actual bonus paid may be more or less than the target bonus, based on how well the manager satisfies the objectives stated above. The bonus is paid on an annual basis.

Under the long-term incentive compensation program, all full-time employees receive a payment from Vanguard’s long-term incentive compensation plan based on their years of service, job level, and, if applicable, management responsibilities. Each year, Vanguard’s independent directors determine the amount of the long-term incentive compensation award for that year based on the investment performance of the Vanguard funds relative to competitors and Vanguard’s operating efficiencies in providing services to the Vanguard funds.

Ownership of Securities

Vanguard employees, including portfolio managers, allocate their investments among the various Vanguard funds based on their own individual investment needs and goals. Vanguard employees as a group invest a sizeable portion of their personal assets in Vanguard funds. As of December 31, 2009, Vanguard employees collectively invested more than $2.3 billion in Vanguard funds. F. William McNabb III, Chairman of the Board, Chief Executive Officer, and President of Vanguard and the Vanguard funds and George U. Sauter, Chief Investment Officer and Managing Director of Vanguard, invest substantially all of their personal financial assets in Vanguard funds.

As of December 31, 2009, Mr. Buek owned shares of the Tax-Managed Capital Appreciation Fund within the $100,001–$500,000 range and Mr. Butler owned shares of the Tax-Managed International Fund within the $10,001–$50,000 range. Except as noted in the previous sentence, as of December 31, 2009, the portfolio managers did not own any shares of the Tax-Managed Funds they managed.

Duration and Termination of Investment Advisory Arrangements

Vanguard provides at-cost investment advisory services to the Funds pursuant to the terms of the Fifth Amended and Restated Funds’ Service Agreement. This agreement will continue in full force and effect until terminated or amended by mutual agreement of the Vanguard funds and Vanguard.

PORTFOLIO TRANSACTIONS

The advisor decides which securities to buy and sell on behalf of a Fund and then selects the brokers or dealers that will execute the trades on an agency basis or the dealers with whom the trades will be effected on a principal basis. For each trade, the advisor must select a broker-dealer that it believes will provide “best execution.” Best execution does not necessarily mean paying the lowest spread or commission rate available. In seeking best execution, the SEC has said that an advisor should consider the full range of a broker-dealer’s services. The factors considered by the advisor in seeking best execution include, but are not limited to, the broker-dealer’s execution capability, clearance and settlement services, commission rate, trading expertise, willingness and ability to commit capital, ability to provide anonymity, financial responsibility, reputation and integrity, responsiveness, access to underwritten offerings and secondary markets, and access to company management, as well as the value of any research provided by the broker-dealer. In assessing which broker-dealer can provide best execution for a particular trade, the advisor also may consider the timing and size of the order and available liquidity and current market conditions. Subject to applicable legal requirements, the advisor may select a broker based partly on brokerage or research services provided to the advisor and its clients, including the Funds. The advisor may cause a Fund to pay a higher commission than other brokers would charge if the advisor determines in good faith that the amount of the commission is reasonable in relation to the value of services provided. The advisor also may receive brokerage or research services from broker-dealers that are provided at no charge in recognition of the volume of trades directed to the broker. To the extent research services or products may be a factor in selecting brokers, services and products may include written research reports analyzing performance or securities, discussions with research analysts, meetings with corporate executives to obtain oral reports on company performance, market data, and other products and services that will assist the advisor in its investment decision-making process. The research services provided by brokers through which a Fund effects securities transactions may be used by the advisor in servicing all of its accounts, and some of the services may not be used by the advisor in connection with the Fund.

The Tax-Managed Balanced Fund’s bond investments are generally purchased and sold through principal transactions, meaning that the Fund normally purchases bonds directly from the issuer or a primary market-maker acting as principal for the bonds, on a net basis. Explicit brokerage commissions are not paid on these transactions, although purchases of new issues from underwriters of bonds typically include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market-makers typically include a dealer’s mark-up (i.e., a spread between the bid and the asked prices).

As previously explained, the types of bonds that the Tax-Managed Balanced Fund purchases do not normally involve the payment of explicit brokerage commissions. If any such brokerage commissions are paid, however, the advisor will evaluate their reasonableness by considering: (1) historical commission rates; (2) rates which other institutional investors are paying, based upon publicly available information; (3) rates quoted by brokers and dealers; (4) the size of a particular transaction, in terms of the number of shares, dollar amount, and number of clients involved; (5) the complexity of a particular transaction in terms of both execution and settlement; (6) the level and type of business done with a particular firm over a period of time; and (7) the extent to which the broker or dealer has capital at risk in the transaction.

During the fiscal years ended December 31, 2007, 2008, and 2009, the Funds paid the following amounts in brokerage commissions:

Fund	2007	2008	2009
Vanguard Tax-Managed Balanced Fund[1]	$ 4,000	$ 16,000	$ 24,000
Vanguard Tax-Managed Growth and Income Fund[2]	37,000	68,000	128,000
Vanguard Tax-Managed Capital Appreciation Fund	91,000	190,000	178,000
Vanguard Tax-Managed Small-Cap Fund[2]	759,000	398,000	256,000
Vanguard Tax-Managed International Fund[2]	898,000	519,000	176,000

1 The increase in brokerage commissions for the fiscal year ended December 31, 2009, was due to increased turnover, which was a result of rebalancing of the Fund’s portfolio.

2 Several factors can impact the frequency of a fund’s portfolio transactions. Two of those factors, cash flows and market volatility, were significant during the most recent fiscal year, resulting in higher brokerage commissions for Tax-Managed Growth and Income Fund and lower commissions for Tax-Managed Small-Cap Fund and Tax-Managed International Fund for that period.

Some securities that are considered for investment by a Fund may also be appropriate for other Vanguard funds or for other clients served by the advisor. If such securities are compatible with the investment policies of a Fund and one or more of an advisor’s other clients, and are considered for purchase or sale at or about the same time, then transactions in such securities will be aggregated by the advisor and the purchased securities or sale proceeds will be allocated among the participating Vanguard funds and the other participating clients of the advisor in a manner deemed equitable by the advisor. Although there may be no specified formula for allocating such transactions, the allocation methods used, and the results of such allocations, will be subject to periodic review by the Funds‘ board of trustees.

As of December 31, 2009, each Fund held securities of its “regular brokers or dealers,” as that term is defined in Rule 10b-1 of the 1940 Act, as follows:

Fund	Regular Broker or Dealer (or Parent)	Aggregate Holdings
Vanguard Tax-Managed Balanced Fund	Citigroup Global Markets Inc.	$1,164,000
	Goldman, Sachs & Co.	2,718,000
	J.P. Morgan Securities Inc.	5,091,000
	Morgan Stanley	813,000
Vanguard Tax-Managed Growth & Income Fund	Citigroup Global Markets Inc.	13,948,000
	Goldman, Sachs & Co.	18,761,000
	J.P. Morgan Securities Inc.	35,484,000
	Morgan Stanley	8,701,000
Vanguard Tax-Managed Capital Appreciation Fund	Citigroup Global Markets Inc.	15,074,000
	J.P. Morgan Securities Inc.	44,988,000
Vanguard Tax-Managed Small-Cap Fund	ITG, Inc.	—
Vanguard Tax-Managed International Fund	BNP Paribas Securities Corp.	44,049,000
	Credit Suisse Securities (USA) LLC	32,757,000
	Macquarie Securities Inc.	8,230,000
	Nomura Securities International Inc.	17,592,000
	UBS Securities LLC	32,301,000

PROXY VOTING GUIDELINES

The Board of Trustees (the Board) of each Vanguard fund that invests in stocks has adopted proxy voting procedures and guidelines to govern proxy voting by the fund. The Board has delegated oversight of proxy voting to the Proxy Oversight Committee (the Committee), made up of senior officers of Vanguard, a majority of whom are also officers of each Vanguard fund, and subject to the operating procedures and guidelines described below. The Committee reports directly to the Board. Vanguard is subject to these procedures and guidelines to the extent that they call for Vanguard to administer the voting process and implement the resulting voting decisions, and for these purposes the guidelines have been approved by the Board of Directors of Vanguard.

The overarching objective in voting is simple: to support proposals and director nominees that maximize the value of a fund’s investments—and those of fund shareholders—over the long term. While the goal is simple, the proposals the funds receive are varied and frequently complex. As such, the guidelines adopted by the Board provide a rigorous framework for assessing each proposal. Under the guidelines, each proposal must be evaluated on its merits, based on the particular facts and circumstances as presented.

For ease of reference, the procedures and guidelines often refer to all funds. However, our processes and practices seek to ensure that proxy voting decisions are suitable for individual funds. For most proxy proposals, particularly those involving corporate governance, the evaluation will result in the same position being taken across all of the funds and the funds voting as a block. In some cases, however, a fund may vote differently, depending upon the nature and objective of the fund, the composition of its portfolio, and other factors.

The guidelines do not permit the Board to delegate voting responsibility to a third party that does not serve as a fiduciary for the funds. Because many factors bear on each decision, the guidelines incorporate factors the Committee should consider in each voting decision. A fund may refrain from voting if that would be in the fund’s and its shareholders’ best interests. These circumstances may arise, for example, if the expected cost of voting exceeds the expected benefits of voting, or if exercising the vote would result in the imposition of trading or other restrictions.

In evaluating proxy proposals, we consider information from many sources, including but not limited to the investment advisor for the fund, the management or shareholders of a company presenting a proposal, and independent proxy research services. We will give substantial weight to the recommendations of the company’s board, absent guidelines or other specific facts that would support a vote against management. In all cases, however, the ultimate decision rests with the members of the Proxy Oversight Committee, who are accountable to the fund’s Board.

While serving as a framework, the following guidelines cannot contemplate all possible proposals with which a fund may be presented. In the absence of a specific guideline for a particular proposal (e.g., in the case of a transactional issue or contested proxy), the Committee will evaluate the issue and cast the fund’s vote in a manner that, in the Committee’s view, will maximize the value of the fund’s investment, subject to the individual circumstances of the fund.

I.	The Board of Directors
A.	Election of directors

Good governance starts with a majority-independent board, whose key committees are made up entirely of independent directors. As such, companies should attest to the independence of directors who serve on the Compensation, Nominating, and Audit committees. In any instance in which a director is not categorically independent, the basis for the independence determination should be clearly explained in the proxy statement.

Although the funds will generally support the board’s nominees, the following factors will be taken into account in determining each fund’s vote:

Factors For Approval Nominated slate results in board made up of a majority of independent directors. All members of Audit, Nominating, and Compensation committees are independent of management.

Factors Against Approval

Nominated slate results in board made up of a majority of non-independent directors.

Audit, Nominating, and/or Compensation committees include non-independent members.

Incumbent board member failed to attend at least 75% of meetings in the previous year.

Actions of committee(s) on which nominee serves are inconsistent with other guidelines (e.g., excessive option grants, substantial non-audit fees, lack of board independence).

B. Contested director elections

In the case of contested board elections, we will evaluate the nominees’ qualifications, the performance of the incumbent board, and the rationale behind the dissidents’ campaign, to determine the outcome that we believe will maximize shareholder value.

C. Classified boards

The funds will generally support proposals to declassify existing boards (whether proposed by management or shareholders), and will block efforts by companies to adopt classified board structures in which only part of the board is elected each year.

II. Approval of Independent Auditors

The relationship between the company and its auditors should be limited primarily to the audit, although it may include certain closely related activities that do not, in the aggregate, raise any appearance of impaired independence. The funds will generally support management’s recommendation for the ratification of the auditor, except in instances in which audit and audit-related fees make up less than 50% of the total fees paid by the company to the audit firm. We will evaluate on a case-by-case basis instances in which the audit firm has a substantial non-audit relationship with the company (regardless of its size relative to the audit fee) to determine whether independence has been compromised.

III.	Compensation Issues
A.	Stock-based compensation plans

Appropriately designed stock-based compensation plans, administered by an independent committee of the board and approved by shareholders, can be an effective way to align the interests of long-term shareholders with the interests of management, employees, and directors. The funds oppose plans that substantially dilute their ownership interest in the company, provide participants with excessive awards, or have inherently objectionable structural features.

An independent compensation committee should have significant latitude to deliver varied compensation to motivate the company’s employees. However, we will evaluate compensation proposals in the context of several factors (a company’s industry, market capitalization, competitors for talent, etc.) to determine whether a particular plan or proposal balances the perspectives of employees and the company’s other shareholders. We will evaluate each proposal on a case-by-case basis, taking all material facts and circumstances into account.

The following factors will be among those considered in evaluating these proposals.

Factors For Approval

Company requires senior executives to hold a minimum amount of company stock (frequently expressed as a multiple of salary).

Company requires stock acquired through option exercise to be held for a certain period of time.

Compensation program includes performance-vesting awards, indexed options, or other performance-linked grants.

Concentration of option grants to senior executives is limited (indicating that the plan is very broad-based).

Stock-based compensation is clearly used as a substitute for cash in delivering market-competitive total pay.

Factors Against Approval

Total potential dilution (including all stock-based plans) exceeds 15% of shares outstanding.

Annual option grants have exceeded 2% of shares outstanding.

Plan permits repricing or replacement of options without shareholder approval.

Plan provides for the issuance of reload options.

Plan contains automatic share replenishment (evergreen) feature.

B. Bonus plans

Bonus plans, which must be periodically submitted for shareholder approval to qualify for deductibility under Section 162(m) of the IRC, should have clearly defined performance criteria and maximum awards expressed in dollars. Bonus plans with awards that are excessive, in both absolute terms and relative to a comparative group, generally will not be supported.

C. Employee stock purchase plans

The funds will generally support the use of employee stock purchase plans to increase company stock ownership by employees, provided that shares purchased under the plan are acquired for no less than 85% of their market value and that shares reserved under the plan amount to less than 5% of the outstanding shares.

D. Executive severance agreements (golden parachutes)

Although executives’ incentives for continued employment should be more significant than severance benefits, there are instances—particularly in the event of a change in control—in which severance arrangements may be appropriate. Severance benefits triggered by a change in control that do not exceed three times an executive’s salary and bonus may generally be approved by the compensation committee of the board without submission to shareholders. Any such arrangement under which the beneficiary receives more than three times salary and bonus—or where severance is guaranteed absent a change in control—should be submitted for shareholder approval.

IV. Corporate Structure and Shareholder Rights

The exercise of shareholder rights, in proportion to economic ownership, is a fundamental privilege of stock ownership that should not be unnecessarily limited. Such limits may be placed on shareholders’ ability to act by corporate charter or by-law provisions, or by the adoption of certain takeover provisions. In general, the market for corporate control should be allowed to function without undue interference from these artificial barriers.

The funds’ positions on a number of the most commonly presented issues in this area are as follows:

A. Shareholder rights plans (poison pills)

A company’s adoption of a so-called poison pill effectively limits a potential acquirer’s ability to buy a controlling interest without the approval of the target’s board of directors. Such a plan, in conjunction with other takeover defenses, may serve to entrench incumbent management and directors. However, in other cases, a poison pill may force a suitor to negotiate with the board and result in the payment of a higher acquisition premium.

In general, shareholders should be afforded the opportunity to approve shareholder rights plans within a year of their adoption. This provides the board with the ability to put a poison pill in place for legitimate defensive purposes, subject to subsequent approval by shareholders. In evaluating the approval of proposed shareholder rights plans, we will consider the following factors:

Factors For Approval

Plan is relatively short-term (3-5 years).

Plan requires shareholder approval for renewal.

Plan incorporates review by a committee of independent directors at least every three years (so-called TIDE provisions).

Plan includes permitted-bid/qualified-offer feature (chewable pill) that mandates a shareholder vote in certain situations.

Ownership trigger is reasonable (15-20%). Highly independent, non-classified board.

Factors Against Approval

Plan is long term (>5 years).

Renewal of plan is automatic or does not require shareholder approval.

Ownership trigger is less than 15%.

Classified board.

Board with limited independence.

B. Cumulative voting

The funds are generally opposed to cumulative voting under the premise that it allows shareholders a voice in director elections that is disproportionate to their economic investment in the corporation.

C. Supermajority vote requirements

The funds support shareholders’ ability to approve or reject matters presented for a vote based on a simple majority. Accordingly, the funds will support proposals to remove supermajority requirements and oppose proposals to impose them.

D. Right to call meetings and act by written consent

The funds support shareholders’ right to call special meetings of the board (for good cause and with ample representation) and to act by written consent. The funds will generally vote for proposals to grant these rights to shareholders and against proposals to abridge them.

E. Confidential voting

The integrity of the voting process is enhanced substantially when shareholders (both institutions and individuals) can vote without fear of coercion or retribution based on their votes. As such, the funds support proposals to provide confidential voting.

F. Dual classes of stock

We are opposed to dual class capitalization structures that provide disparate voting rights to different groups of shareholders with similar economic investments. We will oppose the creation of separate classes with different voting rights and will support the dissolution of such classes.

V. Corporate and Social Policy Issues

Proposals in this category, initiated primarily by shareholders, typically request that the company disclose or amend certain business practices. The Board generally believes that these are “ordinary business matters” that are primarily the responsibility of management and should be evaluated and approved solely by the corporation’s board of directors. Often, proposals may address concerns with which the Board philosophically agrees, but absent a compelling economic impact on shareholder value (e.g., proposals to require expensing of stock options), the funds will typically abstain from voting on these proposals. This reflects the belief that regardless of our philosophical perspective on the issue, these decisions should be the province of company management unless they have a significant, tangible impact on the value of a fund’s investment and management is not responsive to the matter.

VI. Voting in Foreign Markets

Corporate governance standards, disclosure requirements, and voting mechanics vary greatly among the markets outside the United States in which the funds may invest. Each fund’s votes will be used, where applicable, to advocate for improvements in governance and disclosure by each fund’s portfolio companies. We will evaluate issues presented to shareholders for each fund’s foreign holdings in the context with the guidelines described above, as well as local market standards and best practices. The funds will cast their votes in a manner believed to be philosophically consistent with these guidelines, while taking into account differing practices by market. In addition, there may be instances in which the funds elect not to vote, as described below.

Many foreign markets require that securities be “blocked” or reregistered to vote at a company’s meeting. Absent an issue of compelling economic importance, we will generally not subject the fund to the loss of liquidity imposed by these requirements.

The costs of voting (e.g., custodian fees, vote agency fees) in foreign markets may be substantially higher than for U.S. holdings. As such, the fund may limit its voting on foreign holdings in instances in which the issues presented are unlikely to have a material impact on shareholder value.

VII. Voting on a Fund’s Holdings of Other Vanguard Funds

Certain Vanguard funds (owner funds) may, from time to time, own shares of other Vanguard funds (underlying funds). If an underlying fund submits a matter to a vote of its shareholders, votes for and against such matters on behalf of the owner funds will be cast in the same proportion as the votes of the other shareholders in the underlying fund.

VIII. The Proxy Voting Group

The Board has delegated the day-to-day operations of the funds’ proxy voting process to the Proxy Voting Group, which the Committee oversees. Although most votes will be determined, subject to the individual circumstances of each fund, by reference to the guidelines as separately adopted by each of the funds, there may be circumstances when the Proxy Voting Group will refer proxy issues to the Committee for consideration. In addition, at any time, the Board has the authority to vote proxies, when, at the Board’s or the Committee’s discretion, such action is warranted.

The Proxy Voting Group performs the following functions: (1) managing proxy voting vendors; (2) reconciling share positions; (3) analyzing proxy proposals using factors described in the guidelines; (4) determining and addressing potential or actual conflicts of interest that may be presented by a particular proxy; and (5) voting proxies. The Proxy Voting Group also prepares periodic and special reports to the Board, and any proposed amendments to the procedures and guidelines.

IX. The Proxy Oversight Committee

The Board, including a majority of the independent trustees, appoints the members of the Committee who are senior officers of Vanguard, a majority of whom are also officers of each Vanguard fund.

The Committee does not include anyone whose primary duties include external client relationship management or sales. This clear separation between the proxy voting and client relationship functions is intended to eliminate any potential conflict of interest in the proxy voting process. In the unlikely event that a member of the Committee believes he or she might have a conflict of interest regarding a proxy vote, that member must recuse himself or herself from the committee meeting at which the matter is addressed, and not participate in the voting decision.

The Committee works with the Proxy Voting Group to provide reports and other guidance to the Board regarding proxy voting by the funds. The Committee has an obligation to conduct its meetings and exercise its decision-making authority subject to the fiduciary standards of good faith, fairness, and Vanguard’s Code of Ethics. The Committee shall authorize proxy votes that the Committee determines, at its sole discretion, to be in the best interests of each fund’s shareholders. In determining how to apply the guidelines to a particular factual situation, the Committee may not take into account any interest that would conflict with the interest of fund shareholders in maximizing the value of their investments.

The Board may review these procedures and guidelines and modify them from time to time. The procedures and guidelines are available on Vanguard’s website at www.vanguard.com.

You may obtain a free copy of a report that details how the funds voted the proxies relating to the portfolio securities held by the funds for the prior 12-month period ended June 30 by logging on to Vanguard’s internet site, at www.vanguard.com, or the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE ETF SHARE CLASS

The Tax-Managed International Fund (the ETF Fund) offers and issues an exchange-traded class of shares called ETF Shares. The ETF Fund issues ETF Shares in large blocks, known as “Creation Units.” To purchase or redeem a Creation Unit, you must be an Authorized Participant or you must transact through a broker that is an Authorized Participant. An Authorized Participant is a participant in the Depository Trust Company (DTC) and has executed a Participant Agreement with Vanguard Marketing Corporation, the Fund’s Distributor (the Distributor). For a current list of Authorized Participants, contact the Distributor.

Investors that are not Authorized Participants must hold ETF Shares in a brokerage account. As with any stock traded on an exchange through a broker, purchases and sales of ETF Shares will be subject to usual and customary brokerage commissions.

The ETF Fund issues Creation Units in kind, in exchange for a basket of securities (Deposit Securities). The ETF Fund also redeems Creation Units in kind; an investor who tenders a Creation Unit will receive, as redemption proceeds, a basket of securities that are part of the Fund’s portfolio holdings (Redemption Securities). The Deposit Securities and the Redemption Securities will usually, but may not always, be the same. The Deposit Securities and Redemption Securities may include American Depositary Receipts (ADRs). As part of any creation or redemption transaction, the investor will either pay or receive some cash in addition to the securities, as described more fully on the following pages. The ETF Fund reserves the right to issue Creation Units for cash, rather than in kind. As of the date of this Statement of Additional Information, cash purchases and redemptions will be required for securities traded in Brazil, Chile, India, Malaysia, Peru, South Korea, and Taiwan.

EXCHANGE LISTING AND TRADING

The ETF Shares have been approved for listing on a national securities exchange and will trade on the exchange at market prices that may differ from net asset value (NAV). There can be no assurance that, in the future, ETF Shares will continue to meet all of the exchange’s listing requirements. The exchange may, but is not required to, delist the Fund’s ETF Shares if: (1) following the initial 12-month period beginning upon the commencement of trading, there are fewer than 50 beneficial owners of the ETF Shares for 30 or more consecutive trading days; (2) the value of the target index tracked by the Fund is no longer calculated or available; or (3) such other event shall occur or condition exist that, in the opinion of the exchange, makes further dealings on the exchange inadvisable. The exchange will also delist the Fund’s ETF Shares upon termination of the ETF Share class.

The exchange disseminates through the facilities of the Consolidated Tape Association an updated “indicative optimized portfolio value” (IOPV) for the Fund as calculated by an information provider. The Fund is not involved with or responsible for the calculation or dissemination of the IOPVs, and they make no warranty as to the accuracy of the IOPVs. An IOPV for the Fund’s ETF Shares is disseminated every 15 seconds during regular exchange trading hours. An IOPV has an equity securities value component and a cash component. The equity securities values included in an IOPV are based on the real time market prices of the Deposit Securities for the Fund’s ETF Shares. The IOPV is designed as an estimate of the Fund’s NAV at a particular point in time, but it is only an estimate and it should not be viewed as the actual NAV, which is calculated once each day.

CONVERSIONS AND EXCHANGES

Owners of conventional shares (i.e. not exchange-traded shares) issued by the ETF Fund may convert those shares to ETF Shares of equivalent value of the same fund. Please note that investors who own conventional shares through a 401(k) plan or other employer-sponsored retirement or benefit plan may not convert those shares to ETF Shares. Vanguard imposes a fee on conversion transactions and reserves the right, in the future, to limit, modify, or terminate the conversion privilege. ETF Shares, whether acquired through a conversion or purchased on the open market, cannot be converted to shares of another class of the same fund. Similarly, ETF Shares of one fund cannot be exchanged for ETF Shares of another fund.

Investors that are not Authorized Participants must hold ETF Shares in a brokerage account. Thus, before converting conventional shares to ETF Shares, an investor must have an existing, or open a new, brokerage account. To initiate a conversion of conventional shares to ETF Shares, an investor must contact his or her broker. The broker may charge a fee, over and above Vanguard’s fee, to process a conversion request.

Converting conventional shares to ETF Shares generally is accomplished as follows. First, after the broker notifies Vanguard of an investor’s request to convert, Vanguard will transfer conventional shares from the investor’s account with Vanguard to the broker’s omnibus account with Vanguard (an account maintained by the broker on behalf of all its customers who hold conventional Vanguard fund shares through the broker). After the transfer, Vanguard’s records will reflect the broker, not the investor, as the owner of the shares. Next, the broker will instruct Vanguard to convert the appropriate number or dollar amount of conventional shares in its omnibus account to ETF Shares of equivalent value, based on the respective NAVs of the two share classes. The Fund’s transfer agent will reflect ownership of all ETF Shares in the name of the DTC. The DTC will keep track of which ETF Shares belong to the broker and the broker, in turn, will keep track of which ETF Shares belong to its customers.

Because the DTC is unable to handle fractional shares, only whole shares will be converted. For example, if the investor owned 300.250 conventional shares, and this was equivalent in value to 90.750 ETF Shares, the DTC account would receive 90 ETF Shares. Conventional shares worth 0.750 ETF Shares (in this example, that would be 2.481 conventional shares) would remain in the broker’s omnibus account with Vanguard. The broker then could either (1) take certain internal actions necessary to credit the investor’s account with 0.750 ETF Shares rather than 2.481 conventional shares, or (2) redeem the 2.481 conventional shares at NAV, in which case the investor would receive cash in lieu of those shares. If the broker chooses to redeem the conventional shares, the investor will realize a gain or loss on the redemption that must be reported on his or her tax return (unless the shares are held in an IRA or other tax-deferred account). Investors should consult their brokers for information on how the brokers will handle the conversion process, including whether they will impose a fee to process a conversion.

The conversion process works differently for investors who opt to hold ETF Shares through an account at Vanguard Brokerage Services (VBS®). Investors who convert their conventional shares to ETF Shares through VBS will have all conventional shares for which they request conversion converted to the equivalent dollar value of ETF Shares. Because no fractional shares will have to be sold, the transaction will be 100% tax-free.

Here are some important points to keep in mind when converting conventional shares of the ETF Fund to ETF Shares:

  The conversion transaction is nontaxable except, as applicable, to the limited extent previously described.
  The conversion process can take anywhere from several days to several weeks, depending on the broker. Vanguard generally will process conversion requests either on the day they are received or on the next business day. Vanguard imposes conversion blackout windows around the dates when the ETF Fund declares dividends. This is necessary to prevent a shareholder from collecting a dividend from both the conventional share class currently held and also from the ETF share class into which the shares will be converted.
  During the conversion process, investors will remain fully invested in the Fund’s conventional shares, and their investment will increase or decrease in value in tandem with the NAV of those shares.
  During the conversion process, investors will be able to liquidate all or part of their investment by instructing Vanguard or their broker (depending on whether their shares are held in their own account or their broker’s omnibus account) to redeem their conventional shares. After the conversion process is complete, investors will be able to liquidate all or part of their investment by instructing their broker to sell their ETF Shares.

BOOK ENTRY ONLY SYSTEM

Vanguard ETFShares are registered in the name of the DTC or its nominee, Cede & Co., and deposited with, or on behalf of, the DTC. The DTC is a limited-purpose trust company that was created to hold securities of its participants (DTC Participants) and to facilitate the clearance and settlement of transactions among them through electronic book-entry changes in their accounts, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations. The DTC is a subsidiary of the Depository Trust and Clearing Corporation (DTCC) which is owned by certain participants of the DTCC’s subsidiaries, including the DTC. Access to the DTC system is also available to others such as banks, brokers, dealers, and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (Indirect Participants).

Beneficial ownership of ETF Shares is limited to DTC Participants, Indirect Participants, and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in ETF Shares (owners of such beneficial interests are referred to herein as Beneficial Owners) is shown on, and the transfer of ownership is effected only through, records maintained by the DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of ETF Shares. The laws of some jurisdictions may require that certain purchasers of securities take physical delivery of such securities in definitive form. Such laws may impair the ability of certain investors to acquire beneficial interests in ETF Shares.

The ETF Fund recognizes the DTC or its nominee as the record owner of all ETF Shares for all purposes. Beneficial Owners of ETF Shares are not entitled to have ETF Shares registered in their names, and will not receive or be entitled to physical delivery of share certificates. Each Beneficial Owner must rely on the procedures of the DTC and any DTC Participant and/or Indirect Participant through which such Beneficial Owner holds its interests to exercise any rights of a holder of ETF Shares.

Conveyance of all notices, statements, and other communications to Beneficial Owners is effected as follows. The DTC will make available to the ETF Fund, upon request and for a fee, a listing of the ETF Shares of the Fund held by each DTC Participant. The Fund shall obtain from each DTC Participant the number of Beneficial Owners holding ETF Shares, directly or indirectly, through the DTC Participant. The Fund shall provide each DTC Participant with copies of such notice, statement, or other communication, in form, number and at such place as the DTC Participant may reasonably request, in order that these communications may be transmitted by the DTC Participant, directly or indirectly, to the Beneficial Owners. In addition, the Fund shall pay to each DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to this transmittal, subject to applicable statutory and regulatory requirements.

Share distributions shall be made to the DTC or its nominee as the registered holder of all ETF Shares. The DTC or its nominee, upon receipt of any such distributions, shall immediately credit the DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in ETF Shares of the appropriate Fund as shown on the records of the DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of ETF Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.

The Fund has no responsibility or liability for any aspects of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such ETF Shares, or for maintaining, supervising, or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between the DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

The DTC may determine to discontinue providing its service with respect to ETF Shares at any time by giving reasonable notice to the Fund and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Fund shall take action either to find a replacement for the DTC to perform its functions at a comparable cost or, if such replacement is unavailable, to issue and deliver printed certificates representing ownership of ETF Shares, unless the Fund makes other arrangements with respect thereto satisfactory to the exchange.

PURCHASE AND ISSUANCE OF ETF SHARES IN CREATION UNITS

Except for conversion to ETF Shares from other conventional shares, the ETF Fund issues and sells ETF Shares only in Creation Units on a continuous basis through the Distributor, without a sales load, at its NAV next determined after receipt, on any Business Day, of an order in proper form. The ETF Fund will not issue fractional Creation Units.

A Business Day is any day on which the NYSE is open for business. As of the date of this Statement of Additional Information, the NYSE observes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day (Washington’s Birthday), Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

Fund Deposit

The consideration for purchase of a Creation Unit from the ETF Fund generally consists of the in-kind deposit of a designated portfolio of equity securities (the Deposit Securities) and an amount of cash (the Cash Component) consisting of a Purchase Balancing Amount (described below) and a Transaction Fee (also described below). Together, the Deposit Securities and the Cash Component constitute the Fund Deposit.

The Purchase Balancing Amount is an amount of cash equal to the difference between the NAV of a Creation Unit and the market value of the Deposit Securities (Deposit Amount). It ensures that the NAV of a Fund Deposit (not including the Transaction Fee) is identical to the NAV of the Creation Unit it is used to purchase. If the Purchase Balancing Amount is a positive number (i.e., the NAV per Creation Unit exceeds the market value of the Deposit Securities), then that amount will be paid by the purchaser to the ETF Fund in cash. If the Purchase Balancing Amount is a negative number (i.e., the NAV per Creation Unit is less than the market value of the Deposit Securities), then that amount will be paid by the Fund to the purchaser in cash (except as offset by the Transaction Fee).

Vanguard, through the National Securities Clearing Corporation (NSCC), makes available after the close of each Business Day, a list of the names and the number of shares of each Deposit Security to be included in the next Business Day’s Fund Deposit for the ETF Fund (subject to possible amendment or correction). The Fund reserves the right to accept a nonconforming Fund Deposit.

The identity and number of shares of the Deposit Securities required for a Fund Deposit may change from one day to another to reflect rebalancing adjustments and corporate actions, or to respond to adjustments to the weighting or composition of the component stocks of the relevant target index.

In addition, the ETF Fund reserves the right to permit or require the substitution of an amount of cash—referred to as “cash in lieu”—to be added to the Cash Component to replace any Deposit Security that may not be available in sufficient quantity for delivery, may not be eligible for transfer, or may not be eligible for trading by an Authorized Participant or the investor for which an Authorized Participant is acting. Trading costs incurred by the Fund in connection with the purchase of Deposit Securities with cash-in-lieu amounts will be an expense of the Fund. However, Vanguard may adjust the Transaction Fee to protect existing shareholders from this expense.

All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility, and acceptance for deposit of any securities to be delivered shall be determined by the ETF Fund, and the Fund’s determination shall be final and binding.

Procedures For Purchasing Creation Units

To initiate a purchase order for a Creation Unit, an Authorized Participant must submit an order in proper form to the Distributor and such order must be received by the Distributor prior to the closing time of the regular trading session on the NYSE (Closing Time) (ordinarily 4 p.m., Eastern time) to receive that day’s NAV.

The date on which an order to purchase (or redeem) Creation Units is placed is referred to as the Transmittal Date. Authorized Participants must transmit orders using a transmission method acceptable to the Distributor pursuant to procedures set forth in the Participation Agreement.

The Distributor shall inform the Fund’s Custodian of the order. The Custodian will then inform the appropriate foreign subcustodians. Each subcustodian shall maintain an account into which the Authorized Participant shall deliver, on behalf of itself or the party on whose behalf it is acting, the relevant Deposit Securities (or the cash value of all or part of such securities, in the case of a permitted or required cash purchase or cash-in-lieu amount), with any appropriate adjustments as advised by Vanguard. Deposit Securities must be delivered to an account maintained at the applicable local subcustodians.

The Authorized Participant must also make available on or before the contractual settlement date, by means satisfactory to the Fund, immediately available or same day funds estimated by the Fund to be sufficient to pay the Cash Component next determined after acceptance of the purchase order. Any excess funds will be returned following settlement of the issue of the Creation Unit.

Neither the Trust, the ETF Fund, the Distributor, nor any affiliated party will be liable to an investor who is unable to submit a purchase order by Closing Time, even if the problem is the responsibility of one of those parties (e.g., the Distributor’s phone or e-mail systems were not operating properly).

If you are not an Authorized Participant, you must place your purchase order in an acceptable form with an Authorized Participant. The Authorized Participant may request that you make certain representations or enter into agreements with respect to the order, e.g., to provide for payments of cash when required.

An order to purchase Creation Units is deemed received by the Distributor on the Transmittal Date if (1) such order is received by the Distributor not later than the Closing Time on such Transmittal Date, and (2) all other procedures set forth in the Participant Agreement are properly followed. If the appropriate parties do not receive the Deposit Securities and Cash Component by the settlement date (T+3 unless otherwise agreed), the Fund shall be entitled to cancel the purchase order and/or charge the purchaser for any costs (including investment losses, attorney’s fees, and interest) sustained by the Fund as a result of the late delivery or failure to deliver.

Except as provided herein, a Creation Unit will not be issued until the transfer of good title to the Fund of the Deposit Securities and the payment of the Cash Component have been completed. When each subcustodian has confirmed to the Custodian that the required securities included in the Fund Deposit have been delivered to the account of the relevant subcustodian, and the Cash Component has been delivered to the Custodian, the Distributor shall be notified of such delivery, and the Fund will issue and cause the delivery of the Creation Unit.

The ETF Fund may issue Creation Units before receiving some or all of the Deposit Securities in reliance on the Authorized Participant’s undertaking to deliver the missing Deposit Securities at a later date. Such undertaking shall be secured by the delivery and maintenance of cash collateral (Additional Cash Deposit) in an amount determined by the Fund in accordance with the terms of the Authorized Participant Agreement.

Rejection of Purchase Orders

The Fund reserves the absolute right to reject a purchase order. By way of example, and not limitation, the Fund will reject a purchase order if:

  the order is not in proper form;
  the investor(s), upon obtaining the ETF Shares ordered, would own 80% or more of the total combined voting power and number of shares of all classes of stock issued by the ETF Fund;
  the Deposit Securities delivered are not the same (in name and amount) as disseminated through the facilities of the exchange for that date;
  acceptance of the Deposit Securities would have certain adverse tax consequences to the ETF Fund;
  acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful;
  acceptance of the Fund Deposit would otherwise, at the discretion of the ETF Fund or Vanguard, have an adverse effect on the Fund or any of its shareholders; or
  circumstances outside the control of the ETF Fund, the Trust, the transfer agent, the custodian, the subcustodian(s), the Distributor, and Vanguard make it for all practical purposes impossible to process the order. Examples of such circumstances include natural disasters; public service disruptions, or utility problems such as fires, floods, extreme weather conditions, and power outages resulting in telephone, telecopy, and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the aforementioned parties, as well as the DTC, the NSCC, or any other participant in the purchase process, and similar extraordinary events.

The Distributor shall notify the prospective purchaser of a Creation Unit, and/or the Authorized Participant acting on the purchaser’s behalf, of its rejection of the purchaser’s order. The ETF Fund, the Trust, the transfer agent, the custodian, the subcustodian(s), the Distributor, and Vanguard are under no duty, however, to give notification of any defects or irregularities in the delivery of a Fund Deposit, nor shall any of them incur any liability for the failure to give any such notification.

Transaction Fee on Purchases of Creation Units

The ETF Fund imposes a transaction fee (payable to the Fund) to compensate the Fund for costs associated with the issuance of Creation Units.

When the ETF Fund permits or requires a purchaser to substitute cash in lieu of depositing one or more Deposit Securities, the purchaser will be assessed an additional charge on the cash-in-lieu portion of its investment. The amount of this charge will vary as determined by the Fund at its sole discretion, but will not be more than is reasonably needed to compensate the Fund for the transaction costs including, if applicable, the estimated market costs of purchasing the relevant Deposit Securities. The transaction fee for in-kind and cash purchases and the additional variable charge for cash purchases are $15,000 and 2%, respectively.

REDEMPTION OF ETF SHARES IN CREATION UNITS

To be eligible to place a redemption order, you must be an Authorized Participant. Investors that are not Authorized Participants must make appropriate arrangements with an Authorized Participant in order to redeem a Creation Unit. For a current list of Authorized Participants, contact the Distributor.

ETF Shares may be redeemed only in Creation Units; the Fund will not redeem ETF Shares tendered in less than Creation Unit-size aggregations. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of ETF Shares to constitute a redeemable Creation Unit. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit. Redemption requests received on a Business Day in good order will receive the NAV next determined after the request is made.

Unless cash redemptions are available or specified for the Fund, an investor tendering a Creation Unit generally will receive redemption proceeds consisting of (1) a basket of Redemption Securities; plus (2) a Redemption Balancing Amount in cash equal to the difference between (x) the NAV of the Creation Unit being redeemed, as next determined after receipt of a request in proper form, and (y) the value of the Redemption Securities; less (3) a Redemption Transaction Fee (described below). If the Redemption Securities have a value greater then the NAV of a Creation Unit, the redeeming investor would pay the Redemption Balancing Amount in cash to the ETF Fund, rather than receiving such amount from the Fund.

Vanguard, through the NSCC, makes available after the close of each Business Day a list of the names and the number of shares of each Redemption Security to be included in the next Business Day’s redemption basket (subject to possible amendment or correction). The basket of Redemption Securities provided to an investor redeeming a Creation Unit may not be identical to the basket of Deposit Securities required of an investor purchasing a Creation Unit. If the ETF Fund and a redeeming investor mutually agree, the Fund may provide the investor with a basket of Redemption Securities that differs from the composition of the redemption basket published through the NSCC.

Each ETF Fund reserves the right to deliver cash in lieu of any Redemption Security for the same reason it might accept cash in lieu of a Deposit Security, as previously discussed, or if the Fund could not lawfully deliver the security or could not do so without first registering such security under federal or state law.

Neither the Trust, the ETF Fund, the Distributor, nor any affiliated party will be liable to an investor who is unable to submit a redemption order by Closing Time, even if the problem is the responsibility of one of those parties (e.g., the Distributor's phone or e-mail systems were not operating properly).

Transaction Fee on Redemptions of Creation Units

The ETF Fund imposes a Transaction Fee (payable to the Fund) to compensate the Fund for costs associated with the redemption of Creation Units.

When the ETF Fund permits or requires a redeeming investor to receive cash in lieu of one or more Redemption Securities, the investor will be assessed an additional charge on the cash-in-lieu portion of its redemption. The amount of this charge will vary as determined by the Fund at its sole discretion, but will not be more than is reasonably needed to compensate the Fund for the transaction costs including, if applicable, the estimated market costs of selling portfolio securities to raise the necessary cash. The Transaction Fee for redemptions in kind and for cash and the additional variable charge for cash redemptions are $15,000 and 2%, respectively.

Placement of Redemption Orders

Redemption requests for Creation Units must be submitted to the Distributor by or through an Authorized Participant on a Business Day between the hours of 9 a.m. and 4 p.m., Eastern time.

An order to redeem a Creation Unit is deemed received on the Transmittal Date if (1) such order is received by the Fund’s designated agent prior to Closing Time on such Transmittal Date; and (2) all other procedures set forth in the Participant Agreement are properly followed. If a redemption order in proper form is submitted to the transfer agent by an Authorized Participant prior to Closing Time on the Transmittal Date, then the value of the Redemption Securities and the Cash Redemption Amount will be determined by the Fund on such Transmittal Date.

If on the settlement date (T+3 unless otherwise agreed) an Authorized Participant has failed to deliver all of the Vanguard ETF Shares it is seeking to redeem, the Fund shall be entitled to cancel the redemption order. Alternatively, the Fund may deliver to the Authorized Participant the full complement of Redemption Securities and cash in reliance on the Authorized Participant’s undertaking to deliver the missing ETF Shares at a later date. Such undertaking shall be secured by the delivery and maintenance of cash collateral (Additional Cash Deposit) in an amount determined by the Fund in accordance with the Authorized Participant Agreement. In all cases the Fund shall be entitled to charge the redeeming investor for any costs (including investment losses, attorney's fees, and interest) sustained by the Fund as a result of the late delivery or failure to deliver

The ETF Fund reserves the right, at its sole discretion, to require or permit a redeeming investor to receive its redemption proceeds in cash. In such cases, the investor would receive a cash payment equal to the NAV of its ETF Shares based on the NAV of those shares next determined after the redemption request is received in proper form (minus a Transaction Fee, including a charge for cash redemptions, described above).

If a redeeming investor (or an Authorized Participant through which it is acting) is subject to a legal restriction with respect to a particular stock included in the basket of Redemption Securities, such investor may be paid an equivalent amount of cash in lieu of the stock.

A redemption request is considered to be in “proper form” if (1) an Authorized Participant has transferred or caused to be transferred to the Fund’s transfer agent the Creation Unit being redeemed through the book-entry system of the DTC so as to be effective by the exchange closing time on a day on which the exchange is open for business and (2) a request satisfactory to the Fund is received by the Distributor from the Authorized Participant on behalf of itself or another redeeming investor within the time periods specified above.

Upon receiving a redemption request, the Distributor shall notify the Fund and the Fund’s transfer agent of such redemption request. The tender of an investor’s ETF Shares for redemption and the distribution of the cash redemption payment in respect of Creation Units redeemed will be effected through the DTC and the relevant Authorized Participant to the beneficial owner thereof as recorded on the book-entry system of the DTC or the DTC Participant through which such investor holds ETF Shares, as the case may be, or by such other means specified by the Authorized Participant submitting the redemption request.

In connection with taking delivery of shares of Redemption Securities upon redemption of a Creation Unit, a redeeming Beneficial Owner or Authorized Participant acting on behalf of such Beneficial Owner must maintain appropriate security arrangements with a qualified broker-dealer, bank, or other custody provider in each jurisdiction in which any of the Redemption Securities are customarily traded, to which account such Deposit Securities will be delivered.

Deliveries of redemption proceeds by the Fund relating to those countries generally will be made within three business days. Due to the schedule of holidays in certain countries, however, the delivery of in-kind redemption proceeds may take longer than three business days after the day on which the redemption request is received in proper form. For each country relating to the Fund, Appendix A identifies the instances where more than seven days would be needed to deliver redemption proceeds. The Fund will deliver in-kind redemption proceeds within the number of days stated in Appendix A.

If neither the redeeming Beneficial Owner nor the Authorized Participant acting on behalf of the redeeming Beneficial Owner has appropriate arrangements to take delivery of the Redemption Securities in the applicable foreign jurisdiction and it is not possible to make other such arrangements, or if it is not possible to effect deliveries of the Redemption Securities in such jurisdiction, the Fund may at its discretion exercise its option to redeem such shares in cash, and the redeeming Beneficial Owner will be required to receive its redemption proceeds in cash. In such case, the investor will receive a cash payment equal to the NAV of the Creation Unit redeemed after the redemption request is received in proper form (minus a Transaction Fee and an additional variable charge for cash redemptions specified above, to offset the Fund’s brokerage and other transaction costs associated with the disposition of Redemption Securities of the Fund). Redemptions of Creation Units will be subject to compliance with applicable United States federal and state securities laws and the ETF Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Fund could not lawfully deliver specific Redemption Securities or could not do so without first registering such securities under federal or state law.

Although the ETF Fund does not ordinarily permit cash redemptions of Creation Units, in the event that cash redemptions are permitted or required by the Fund, proceeds will be paid to the Authorized Participant redeeming shares on behalf of the redeeming investor as soon as practicable after the date of redemption (within seven calendar days thereafter, except for the instances listed in Appendix A hereto where more than seven calendar days would be needed).

To the extent contemplated by an Authorized Participant’s agreement with the Distributor, in the event the Authorized Participant that has submitted a redemption request in proper form is unable to transfer all or part of the Creation Unit to be redeemed to the Fund prior to Closing Time on the business day of submission of such redemption request, the Distributor will nonetheless accept the redemption in reliance on the undertaking by the Authorized Participant to deliver the missing ETF Shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash having a value at least equal to 103% of the value of the missing ETF Shares in accordance with the Fund’s then-effective procedures. In all cases the Fund shall be entitled to charge the redeeming investor for any costs (including investment losses, attorney's fees, and interest) sustained by the Fund as a result of the late delivery or failure to deliver.

Information concerning the Fund’s current procedures for use of collateral under these circumstances is available from the Distributor. The only collateral that is acceptable to the Fund is cash in U.S. dollars. The Fund’s current procedures for collateralization of missing ETF Shares require, among other things, that any cash collateral shall be in the form of U.S. dollars in immediately available funds, and that the fees of the custodian and any subcustodians in respect of the delivery, maintenance, and redelivery of the cash collateral shall be payable by the Authorized Participant. The Authorized Participant Agreement permits the Fund to purchase the missing ETF Shares or acquire the Redemption Securities and the Cash Component underlying such ETF Shares at any time and subjects the Authorized Participant to liability for any shortfall between the cost to the Fund of purchasing such ETF Shares, Redemption Securities, or Cash Component and the cash collateral or the amount that may be drawn under any letter of credit.

Because the Redemption Securities of the ETF Fund may trade on the relevant exchange(s) on days that the exchange is closed, stockholders may not be able to redeem their shares of the Fund, or to purchase or sell ETF Shares on the exchange, on days when the NAV of the Fund could be significantly affected by events in the relevant foreign markets.

Suspension of Redemption Rights

The right of redemption may be suspended or the date of payment postponed with respect to the ETF Fund (1) for any period during which the NYSE or listing exchange is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the NYSE or listing exchange is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of the shares of the Fund’s portfolio securities or determination of its NAV is not reasonably practicable; or (4) in such other circumstances as is permitted by the SEC.

Precautionary Notes

A precautionary note to retail investors: The DTC or its nominee will be the registered owner of all outstanding ETF Shares. Your ownership of ETF Shares will be shown on the records of the DTC and the DTC Participant broker through which you hold the shares. Vanguard will not have any record of your ownership. Your account information will be maintained by your broker, which will provide you with account statements, confirmations of your purchases and sales of ETF Shares, and tax information. Your broker also will be responsible for distributing income and capital gains distributions and for ensuring that you receive shareholder reports and other communications from the fund whose ETF Shares you own. You will receive other services (e.g., dividend reinvestment and average cost information) only if your broker offers these services.

A precautionary note to purchasers of Creation Units: You should be aware of certain legal risks unique to investors purchasing Creation Units directly from the issuing fund.

Because new ETF Shares may be issued on an ongoing basis, a "distribution" of ETF Shares could be occurring at any time. Certain activities that you perform as a dealer could, depending on the circumstances, result in your being deemed a participant in the distribution, in a manner that could render you a statutory underwriter and subject you to the prospectus delivery and liability provisions of the Securities Act of 1933. For example, you could be deemed a statutory underwriter if you purchase Creation Units from the issuing fund, break them down into the constituent ETF Shares, and sell those shares directly to customers, or if you choose to couple the creation of a supply of new ETF Shares with an active selling effort involving solicitation of secondary market demand for ETF Shares. Whether a person is an underwriter depends upon all of the facts and circumstances pertaining to that person's activities, and the examples mentioned here should not be considered a complete description of all the activities that could cause you to be deemed an underwriter.

Dealers who are not "underwriters" but are participating in a distribution (as opposed to engaging in ordinary secondary-market transactions), and thus dealing with ETF Shares as part of an "unsold allotment" within the meaning of Section 4(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act.

A precautionary note to shareholders redeeming Creation Units: An Authorized Participant that is not a "qualified institutional buyer" as defined in Rule 144A under the Securities Act of 1933 will not be able to receive, as part of the redemption basket, restricted securities eligible for resale under Rule 144A. (For this reason, Vanguard ETFs do not intend to include 144A securities in their redemption baskets.)

A precautionary note to investment companies: For purposes of the Investment Company Act of 1940, Vanguard ETF Shares are issued by registered investment companies, and the acquisition of such shares by other investment companies is subject to the restrictions of Section 12(d)(1) of that Act, except as permitted by an SEC exemptive order that allows registered investment companies to invest in the issuing funds beyond the limits of Section 12(d)(1), subject to certain terms and conditions.

APPENDIX A—ETF SHARES: FOREIGN MARKET INFORMATION

The ETF Fund generally intends to deliver Redemption Securities on a basis of “T” plus three Business Days. The Fund may effect deliveries of Redemption Securities on a basis other than T plus three to accommodate local holiday schedules or under certain other circumstances. The ability of the Fund to effect in-kind redemptions within three Business Days of receipt of a redemption request is subject, among other things, to the condition that, within the time period from the date of the request to the date of delivery of the securities, there are no days that are local market holidays that are Business Days. For every occurrence of one or more intervening holidays in the local market that are not holidays observed in New York, the redemption settlement cycle will be extended by the number of such intervening local holidays. In addition to holidays, other unforeseeable closings in a foreign market due to emergencies may also prevent the Fund from delivering securities within three Business Days.

The securities delivery cycles currently practicable for transferring Redemption Securities to redeeming investors, coupled with local market holiday schedules, will require a delivery process longer than seven calendar days in certain circumstances, during the calendar year 2010. The holidays applicable to the Fund during such periods are listed as follows, as are instances where more than seven days will be needed to deliver redemption proceeds. Although certain holidays may occur on different dates in subsequent years, the number of days required to deliver redemption proceeds in any given year is not expected to exceed the maximum number of days listed below for the Fund. The proclamation of new holidays, the treatment by market participants of certain days as “informal holidays” (e.g., days on which no or limited securities transactions occur, as a result of substantially shortened trading hours), the elimination of existing holidays, or changes in local securities delivery practices could affect the information set forth herein at some time in the future.

Regular Holidays. The dates in calendar year 2010 on which the regular holidays affect the relevant securities markets are as follows:

Australia
March 8	April 26	November 2
April 1	June 14	December 27
April 2	August 2	December 28
April 5	October 4	December 31

Austria
April 2	June 3	December 8
April 5	September 9	December 24
May 5	October 26	December 31
May 13	November 1

Belgium
April 2	July 21
April 5	November 1
May 13	November 11
May 24

Denmark
January 1	May 8	December 24
April 9	May 21	December 25
April 10	June 1	December 31
April 13	June 5

Finland
January 1	April 13	December 24
January 6	May 1	December 25
April 9	May 21	December 31
April 10	June 19

France
April 2	July 14
April 5	November 1
May 13	November 11
May 24

Germany
April 2
April 5
December 24
December 31

Greece
February 15	May 24
March 25	October 28
April 2
April 5

Hong Kong
February 15	April 6	September 23	December 31
February 16	May 21	October 1
April 2	June 16	December 24
April 5	July 1	December 27

Ireland
March 17	June 7	December 31
April 2	December 24
April 5	December 27
May 3	December 28

Italy
April 2	December 7	December 31
April 5	December 8
June 2	December 24
November 1	December 25

Japan
February 11	May 4	September 23	December 31
March 22	May 5	October 11
April 29	July 19	November 3
May 3	September 20	December 23

Luxembourg
April 2	June 23
April 5	November 1
May 13	December 24
May 24

Netherlands
April 2	May 5
April 5	May 13
April 10	May 24
April 30

New Zealand
April 2	October 25
April 5	December 27
April 26	December 28
June 7

Norway
March 31	May 13	December 31
April 1	May 17
April 2	May 24
April 5	December 24

Portugal
April 2
April 5

Singapore
February 15	August 9
February 16	September 10
April 2	November 5
May 28	November 17

Spain
April 2
April 5
December 24
December 31

Sweden
April 1	May 5	November 5
April 2	May 12	December 24
April 5	May 13	December 31
April 30	June 25

Switzerland
April 2	May 24
April 5	September 13
May 1	December 24
May 13	December 31

United Kingdom
January 18	May 3	September 6	December 27
February 15	May 31	October 11	December 28
April 2	July 5	November 11
April 5	August 30	November 25

Redemption. A redemption request over the following holidays would result in a settlement period that will exceed seven calendar days (examples are based on the days particular holidays fall during the calendar year 2010). The longest redemption cycle for Europe Pacific ETF Shares is a function of the longest redemption cycles among the markets whose stocks make up this Fund.

Australia
Redemption Date	Redemption Settlement Date	Settlement Period
3/29/2010	4/6/2010	T+8

Denmark
Redemption Date	Redemption Settlement Date	Settlement Period
3/29/2010	4/6/2010	T+8

Japan
Redemption Date	Redemption Settlement Date	Settlement Period
9/16/2010	9/24/2010	T+8

Norway
Redemption Date	Redemption Settlement Date	Settlement Period
3/29/2010	4/6/2010	T+8
5/10/2010	5/18/2010	T+8

In 2010, eight calendar days would be the maximum number of calendar days necessary to satisfy a redemption request for Europe Pacific ETF Shares.

FINANCIAL STATEMENTS

Each Fund’s Financial Statements for the fiscal year ended December 31, 2009, appearing in the Funds‘ 2009 Annual Report to Shareholders, and the reports thereon of PricewaterhouseCoopers LLP, an independent registered public accounting firm, also appearing therein, are incorporated by reference into this Statement of Additional Information. For a more complete discussion of each Fund’s performance, please see the Funds‘ Annual and Semiannual Reports to Shareholders, which may be obtained without charge.

DESCRIPTION OF MUNICIPAL BOND RATINGS

Vanguard Tax-Managed Balanced Fund invests 50%–55% of its assets in municipal bonds and other municipal securities.

Moody’s municipal bond ratings:

     Aaa—Judged to be of the “best quality” and are referred to as “gilt edge.” Interest payments are protected by a large or an exceptionally stable margin and principal is secure.

     Aa—Judged to be of “high quality by all standards.” Margins of protection or other elements make long-term risks appear somewhat larger than Aaa-rated municipal bonds. Together with the Aaa group, they make up what are generally know as “high-grade bonds”.

     A—Possess many favorable investment attributes and are considered “upper-medium-grade obligations.” Factors giving security to principal and interest of A-rated municipal bonds are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

     Baa—Considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.

     Ba—Protection of principal and interest payments may be very moderate. Judged to have speculative elements. Their future cannot be considered as well-assured.

     B—Lack characteristics of a desirable investment. Assurance of interest and principal payments over any long period of time may be small.

Caa—Poor standing. May be in default or there may be present elements of danger with respect to principal and interest.

Ca—Speculative in a high degree. Often in default.

     C—Lowest rated class of bonds. Issues so rated can be regarded as having extremely poor prospects for ever attaining any real investment standing.

Moody’s state and municipal note ratings: Moody’s ratings for state and municipal notes and other short-term obligations are designated Moody’s Investment Grade (MIG). Symbols used will be as follows:

     MIG-1—Best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both.

MIG-2—High quality with margins of protection ample, although not so large as in the preceding group.

Moody’s highest commercial paper rating:

     Prime-1 (P-1)—Judged to be of the best quality. Their short-term debt obligations carry the smallest degree of investment risk.

Standard & Poor’s municipal bond ratings:

AAA—Has the highest rating assigned by Standard & Poor’s. Extremely strong capacity to pay principal and interest.

AA—Has a very strong capacity to pay interest and repay principal and differs from higher rated issues only to a small degree.

     A—Has a strong capacity to pay principal and interest, although somewhat more susceptible to adverse changes in circumstances and economic conditions.

     BBB—Regarded as having an adequate capacity to pay principal and interest. Normally exhibit adequate protection parameters, but adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest than are bonds in the A category.

     BB, B, CCC, CC— Predominately speculative with respect to capacity to pay interest and repay principal in accordance with terms of obligation. BB indicates the lowest degree of speculation and CC the highest.

D—In default, and payment of principal and/or interest is in arrears.

     The ratings from AA to B may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Standard & Poor’s municipal note ratings:

SP-1+ —Very strong capacity to pay principal and interest.

SP-1 —Strong capacity to pay principal and interest.

Standard & Poor’s highest commercial paper ratings:

A-1+ —This designation indicates the degree of safety regarding timely payment is overwhelming.

A-1 —This designation indicates the degree of safety regarding timely payment is very strong.

“FTSE®” and “FTSE4Good ™” are trademarks jointly owned by the London Stock Exchange plc and The Financial Times Limited and are used by FTSE International Limited under license. “GEIS” and “All-World” are trademarks of FTSE International Limited. The FTSE4Good US Select Index, FTSE Global Equity Index Series (GEIS), FTSE All-World ex US Index, FTSE All-World Index, FTSE High Dividend Yield Index, and FTSE Global Small Cap ex US Index are calculated by FTSE International Limited. FTSE International Limited does not sponsor, endorse, or promote the fund; is not in any way connected to it; and does not accept any liability in relation to its issue, operation, and trading. The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities. For any such funds or securities, the prospectus or the Statement of Additional Information contains a more detailed description of the limited relationship MSCI has with The Vanguard Group and any related funds. Russell is a trademark of The Frank Russell Company. Standard & Poor’s®, S&P ®, S&P 500®, Standard & Poor’s 500, and 500 are trademarks of The McGraw-Hill Companies, Inc., and have been licensed for use by The Vanguard Group, Inc. Vanguard mutual funds are not sponsored, endorsed, sold, or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the funds. Vanguard ETFs are not sponsored, endorsed, sold, or promoted by Barclays Capital. Barclays Capital makes no representation or warranty, express or implied, to the owners of Vanguard ETFs or any member of the public regarding the advisability of investing in securities generally or in Vanguard ETFs particularly or the ability of the Barclays Capital Index to track general bond market performance. Barclays Capital hereby expressly disclaims all warranties of merchantability and fitness for a particular purpose with respect to the Barclays Capital Index and any data included therein. Barclays Capital’s only relationship to Vanguard and Vanguard ETFs is the licensing of the Barclays Capital Index which is determined, composed, and calculated by Barclays Capital without regard to Vanguard or the Vanguard ETFs. Barclays Capital is not responsible for and has not participated in the determination of the timing of, prices of, or quantities of Vanguard ETFs to be issued. CFA® and Chartered Financial Analyst ® are trademarks owned by CFA Institute.

SAI103 042010

PART C

VANGUARD TAX-MANAGED FUNDS

OTHER INFORMATION

Item 28. Exhibits

(a)	Articles of Incorporation, Amended and Restated Agreement and Declaration of Trust, filed on April 22, 2009, Post-Effective Amendment No. 32, is hereby incorporated by reference.
(b)	By-Laws, filed on April 22, 2009, Post-Effective Amendment No. 32, is hereby incorporated by reference.
(c)	Instruments Defining Rights of Security Holders, reference is made to Articles III and V of the Registrant’s Amended and Restated Agreement and Declaration of Trust, refer to Exhibit (a) above.
(d)	Investment Advisory Contract, The Vanguard Group, Inc., provides investment advisory services to the Funds at cost pursuant to the Amended and Restated Funds’ Service Agreement, refer to Exhibit (h) below.
(e)	Underwriting Contracts, not applicable.
(f)	Bonus or Profit Sharing Contracts, reference is made to the section entitled “Management of the Funds” in Part B of this Registration Statement.
(g)	Custodian Agreements, for JPMorgan Chase Bank and for Brown Brothers Harriman & Co are filed herewith.
(h)	Other Material Contracts, Fifth Amended and Restated Funds’ Service Agreement, filed herewith; and Form of Authorized Participant Agreement, filed on April 15, 2008, Post- Effective Amendment No. 30, is hereby incorporated by reference.
(i)	Legal Opinion, not applicable.
(j)	Other Opinions, Consent of Independent Registered Public Accounting Firm, is filed herewith.
(k)	Omitted Financial Statements, not applicable.
(l)	Initial Capital Agreements, not applicable.
(m)	Rule 12b-1 Plan, not applicable.
(n)	Rule 18f-3 Plan, is filed herewith.
(o)	Reserved.
(p)	Code of Ethics, for The Vanguard Group, Inc., is filed herewith.

Item 29. Persons Controlled by or under Common Control with Registrant

Registrant is not controlled by or under common control with any person.

Item 30. Indemnification

The Registrant’s organizational documents contain provisions indemnifying Trustees and officers against liability incurred in their official capacity. Article VII, Section 2 of the Amended and Restated Agreement and Declaration of Trust provides that the Registrant may indemnify and hold harmless each and every Trustee and officer from and against any and all claims, demands, costs, losses, expenses, and damages whatsoever arising out of or related to the performance of his or her duties as a Trustee or officer. Article VI of the By-Laws generally provides that the Registrant shall indemnify its trustees and officers from any liability arising out of their past or present service in that capacity. Among other things, this provision excludes any liability arising by reason of willful misfeasance, bad faith, gross negligence, or the reckless disregard of the duties involved in the conduct of the Trustee’s or officer’s office with the Registrant.

Item 31. Business and Other Connections of Investment Adviser

The Vanguard Group, Inc. (Vanguard), is an investment adviser registered under the Advisers Act. The list required by this Item 31 of officers and directors of Vanguard, together with any information as to any business, profession, vocation, or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated herein by reference from Schedules B and D of Form ADV filed by Vanguard pursuant to the Advisers Act (SEC File No. 801-11953).

Item 32. Principal Underwriters

(a)	Vanguard Marketing Corporation, a wholly-owned subsidiary of The Vanguard Group, Inc., is the principal underwriter of each fund within the Vanguard group of investment companies, a family of 37 investment companies with more than 150 funds.
(b)	The principal business address of each named director and officer of Vanguard Marketing Corporation is 100 Vanguard Boulevard, Malvern, PA 19355.

Name	Positions and Office with Underwriter	Positions and Office with Funds
R. Gregory Barton	Director and Senior Vice President	None
Mortimer J. Buckley	Director and Senior Vice President	None
F. William McNabb III	Chairman	Chairman and Chief Executive Officer
Michael S. Miller	Director and Managing Director	None
Glenn W. Reed	Director	None
George U. Sauter	Director and Senior Vice President	None
Heidi Stam	Director and Senior Vice President	Secretary
Richard D. Carpenter	Treasurer	None
David L. Cermak	Principal	None
Joseph Colaizzo	Financial and Operations Principal and Assistant	None
Treasurer
Michael L. Kimmel	Secretary	None
Sean P. Hagerty	Principal	None
John C. Heywood	Principal	None
Steve Holman	Principal	None
Jack T. Wagner	Assistant Treasurer	None
Jennifer M. Halliday	Assistant Treasurer	None
Deborah McCracken	Assistant Secretary	None
Joseph F. Miele	Registered Municipal Securities Principal	None
Scott M. Bishop	Registered Municipal Securities Principal	None
Bradley J. Sacco	Registered Municipal Securities Principal	None
Jane K. Myer	Principal	None
Pauline C. Scalvino	Chief Compliance Officer	Chief Compliance Officer

(c)	Not applicable.

Item 33. Location of Accounts and Records

The books, accounts, and other documents required to be maintained by Section 31 (a) of the Investment Company Act and the rules promulgated thereunder will be maintained at the offices of the Registrant; the Registrant’s Transfer Agent, The Vanguard Group, Inc., 100 Vanguard Boulevard, Malvern, PA 19355; and the Registrant’s Custodians, Brown Brothers Harriman & Co., 40 Water Street, Boston, MA 02109-3661, and JPMorgan Chase Bank, 270 Park Avenue, New York, NY 10017-2070.

Item 34. Management Services

Other than as set forth in the section entitled “Management of the Funds” in Part B of this Registration Statement, the Registrant is not a party to any management-related service contract.

Item 35. Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that it meets all requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Valley Forge and the Commonwealth of Pennsylvania, on the 26th day of April 2010.

VANGUARD TAX-MANAGED FUNDS

BY: /s/ F. William McNabb III*____________

F. William McNabb III
Chairman and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title	Date
/S/ F. WILLIAM MCNABB III*	Chairman and Chief Executive	April 26, 2010
Officer
F. William McNabb III
/S/ EMERSON U. FULLWOOD*	Trustee	April 26, 2010
Emerson U. Fullwood
/S/ RAJIV L. GUPTA*	Trustee	April 26, 2010
RAJIV L. GUPTA
/S/ AMY GUTMANN*	Trustee	April 26, 2010
Amy Gutmann
/S/ JOANN HEFFERNAN HEISEN*	Trustee	April 26, 2010
JoAnn Heffernan Heisen
/S/ F. JOSEPH LOUGHREY*	Trustee	April 26, 2010
F. Joseph Loughrey
/S/ ANDRÉ F. PEROLD*	Trustee	April 26, 2010
André F. Perold
/S/ ALFRED M. RANKIN, JR.*	Trustee	April 26, 2010
Alfred M. Rankin, Jr.
/S/ PETER F. VOLANAKIS*	Trustee	April 26, 2010
Peter F. Volanakis
/S/ THOMAS J. HIGGINS*	Chief Financial Officer	April 26, 2010
Thomas J. Higgins
*By: /s/ Heidi Stam
Heidi Stam, pursuant to a Power of Attorney filed herewith.

INDEX TO EXHIBITS
Custodian Agreement for JP Morgan Chase Bank	Ex-99.G
Custodian Agreement for Brown Brothers Harriman & Co	Ex-99.G
Other Material Contracts, Funds’ Service Agreement.	Ex-99.H
Other Opinions, Consent of Independent Registered Public Accounting Firm	Ex-99.J
Rule 18f-3 Plan.	Ex-99.N
Code of Ethics, The Vanguard Group, Inc	Ex-99.P

NOTICE

     THE PURPOSE OF THIS POWER OF ATTORNEY IS TO GIVE THE PERSONS YOU DESIGNATE (YOUR “AGENTS”) BROAD POWERS TO ACT ON YOUR BEHALF WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION (THE “COMMISSION”), WHICH MAY INCLUDE, BUT ARE NOT LIMITED TO, POWERS TO FILE A REGISTRATION STATEMENT, TO FILE ANY AND ALL APPLICATIONS FOR EXEMPTIVE RELIEF FROM STATE OR FEDERAL REGULATIONS, AND TO PERFORM ANY AND ALL ACTS THE AGENTS DEEM NECESSARY TO ENABLE THE UNDERSIGNED PERSONS TO COMPLY WITH THE APPLICABLE LAWS OF THE UNITED STATES WITHOUT ADVANCE NOTICE TO YOU OR APPROVAL BY YOU.

     THIS POWER OF ATTORNEY DOES NOT IMPOSE A DUTY ON YOUR AGENTS TO EXERCISE GRANTED POWERS, BUT WHEN POWERS ARE EXERCISED, YOUR AGENTS MUST USE DUE CARE TO ACT FOR YOUR BENEFIT AND IN ACCORDANCE WITH THIS POWER OF ATTORNEY.

     YOUR AGENTS MAY EXERCISE THE POWERS GIVEN HERE THROUGHOUT YOUR LIFETIME, EVEN AFTER YOU BECOME INCAPACITATED, UNLESS YOU EXPRESSLY LIMIT THE DURATION OF THESE POWERS OR YOU REVOKE THESE POWERS OR A COURT ACTING ON YOUR BEHALF TERMINATES YOUR AGENTS’ AUTHORITY.

     YOUR AGENTS MUST KEEP YOUR FUNDS SEPARATE FROM YOUR AGENTS’ FUNDS.

     A COURT CAN TAKE AWAY THE POWERS OF YOUR AGENTS IF IT FINDS YOUR AGENTS ARE NOT ACTING PROPERLY.

     THE POWERS AND DUTIES OF AN AGENT UNDER A POWER OF ATTORNEY ARE EXPLAINED MORE FULLY IN 20 PA.C.S. CH. 56.

     IF THERE IS ANYTHING ABOUT THIS FORM THAT YOU DO NOT UNDERSTAND, YOU SHOULD ASK A LAWYER OF YOUR OWN CHOOSING TO EXPLAIN IT TO YOU.

75418

I HAVE READ OR HAD EXPLAINED TO ME THIS NOTICE AND I UNDERSTAND ITS

CONTENTS.

NAME	TITLE	DATE

	Chairman, Chief Executive	March 25, 2010
F. William McNabb III	Officer, and Trustee

	Chief Financial Officer	March 25, 2010
Thomas J. Higgins

March 25, 2010
Emerson U. Fullwood	Trustee

March 25, 2010
Rajiv L. Gupta	Trustee

March 25, 2010
Amy Gutmann	Trustee

March 25, 2010
JoAnn Heffernan Heisen	Trustee

March 25, 2010
F. Joseph Loughrey	Trustee

March 25, 2010
André F. Perold	Trustee

March 25, 2010
Alfred M. Rankin, Jr.	Trustee

March 25, 2010
Peter F. Volanakis	Trustee
The above-listed Trustees sit on the Board for each Registrant.

2

75418

Vanguard Wellington Fund			Vanguard New York Tax-Free Funds

By____________________________________			By____________________________________
Name: F. William McNabb III			Name: F. William McNabb III
Title:	Chairman, Chief Executive Officer, and		Title:	Chairman, Chief Executive Officer, and
	Trustee			Trustee

Vanguard Windsor Funds			Vanguard Pennsylvania Tax-Free Funds

By____________________________________			By____________________________________
Name: F. William McNabb III			Name: F. William McNabb III
Title:	Chairman, Chief Executive Officer, and		Title:	Chairman, Chief Executive Officer, and
	Trustee			Trustee

Vanguard World Funds			Vanguard New Jersey Tax-Free Funds

By____________________________________			By____________________________________
Name: F. William McNabb III			Name: F. William McNabb III
Title:	Chairman, Chief Executive Officer, and		Title:	Chairman, Chief Executive Officer, and
	Trustee			Trustee

Vanguard Explorer Fund			Vanguard Ohio Tax-Free Funds

By____________________________________			By____________________________________
Name: F. William McNabb III			Name: F. William McNabb III
Title:	Chairman, Chief Executive Officer, and		Title:	Chairman, Chief Executive Officer, and
	Trustee			Trustee

Vanguard Morgan Growth Fund			Vanguard Convertible Securities Fund

By____________________________________			By____________________________________
Name: F. William McNabb III			Name: F. William McNabb III
Title:	Chairman, Chief Executive Officer, and		Title:	Chairman, Chief Executive Officer, and
	Trustee			Trustee

Vanguard Wellesley Income Fund			Vanguard Quantitative Funds

By____________________________________			By____________________________________
Name: F. William McNabb III			Name: F. William McNabb III
Title:	Chairman, Chief Executive Officer, and		Title:	Chairman, Chief Executive Officer, and
	Trustee			Trustee

3

75418

Vanguard Fixed Income Securities Funds			Vanguard Fenway Funds

By____________________________________			By____________________________________
Name: F. William McNabb III			Name: F. William McNabb III
Title:	Chairman, Chief Executive Officer, and		Title:	Chairman, Chief Executive Officer, and
	Trustee			Trustee

Vanguard Money Market Funds			Vanguard Malvern Funds

By____________________________________			By____________________________________
Name: F. William McNabb III			Name: F. William McNabb III
Title:	Chairman, Chief Executive Officer, and		Title:	Chairman, Chief Executive Officer, and
	Trustee			Trustee

Vanguard International Equity Index Funds			Vanguard Index Funds

By____________________________________			By____________________________________
Name: F. William McNabb III			Name: F. William McNabb III
Title:	Chairman, Chief Executive Officer, and		Title:	Chairman, Chief Executive Officer, and
	Trustee			Trustee

Vanguard Variable Insurance Fund			Vanguard Municipal Bond Funds

By____________________________________			By____________________________________
Name: F. William McNabb III			Name: F. William McNabb III
Title:	Chairman, Chief Executive Officer, and		Title:	Chairman, Chief Executive Officer, and
	Trustee			Trustee

Vanguard STAR Fund			Vanguard Trustees Equity Funds

By____________________________________			By____________________________________
Name: F. William McNabb III			Name: F. William McNabb III
Title:	Chairman, Chief Executive Officer, and		Title:	Chairman, Chief Executive Officer, and
	Trustee			Trustee

Vanguard Whitehall Funds			Vanguard CMT Funds

By____________________________________			By____________________________________
Name: F. William McNabb III			Name: F. William McNabb III
Title:	Chairman, Chief Executive Officer, and		Title:	Chairman, Chief Executive Officer, and
	Trustee			Trustee

4

75418

Vanguard Specialized Funds			Vanguard Tax-Managed Funds

By____________________________________			By____________________________________
Name: F. William McNabb III			Name: F. William McNabb III
Title:	Chairman, Chief Executive Officer, and		Title: Chairman, Chief Executive Officer, and
	Trustee		Trustee

Vanguard Chester Funds			Vanguard Scottsdale Funds

By____________________________________			By____________________________________
Name: F. William McNabb III			Name: F. William McNabb III
Title:	Chairman, Chief Executive Officer, and		Title: Chairman, Chief Executive Officer, and
	Trustee		Trustee

Vanguard Florida Tax-Free Fund			Vanguard Horizon Funds

By____________________________________			By____________________________________
Name: F. William McNabb III			Name: F. William McNabb III
Title:	Chairman, Chief Executive Officer, and		Title: Chairman, Chief Executive Officer, and
	Trustee		Trustee

Vanguard California Tax-Free Funds			Vanguard Institutional Index Funds

By____________________________________			By____________________________________
Name: F. William McNabb III			Name: F. William McNabb III
Title:	Chairman, Chief Executive Officer, and		Title: Chairman, Chief Executive Officer, and
	Trustee		Trustee

Vanguard Valley Forge Funds			Vanguard Bond Index Funds

By____________________________________			By____________________________________
Name: F. William McNabb III			Name: F. William McNabb III
Title:	Chairman, Chief Executive Officer, and		Title: Chairman, Chief Executive Officer, and
	Trustee		Trustee

Vanguard Massachusetts Tax-Exempt Funds			Vanguard Admiral Funds

By____________________________________			By____________________________________
Name: F. William McNabb III			Name: F. William McNabb III
Title:	Chairman, Chief Executive Officer, and		Title: Chairman, Chief Executive Officer, and
	Trustee		Trustee

Vanguard Montgomery Funds

By____________________________________
Name: F. William McNabb III
Title:	Chairman, Chief Executive Officer, and
Trustee

5

75418

POWER OF ATTORNEY

     Each person (as such term is defined in the Securities Act of 1933, as amended) whose signature appears below (the “Principals”) hereby constitutes and appoints Heidi Stam and Arthur Gabinet and each of them, with full power to act without the other, as the true and lawful attorney-in-fact and agent, with full and several power of substitution, of such undersigned person with authority to take any appropriate action to execute in the name of and on behalf of such undersigned person, and to file with the Commission, any and all amendments (including without limitation post-effective amendments) to a registration statement, any and all applications for exemptive relief from state or federal regulations, and any and all amendments thereto, or any other forms of documents, including without limitation, any registration statement on Form N-14, and any and all amendments thereto, and to perform any and all such acts as such attorney-in-fact may deem necessary or advisable to enable the following named persons that are registered with the Commission (the "Registrants”) to comply with the applicable laws of the United States, any individual state or similar jurisdiction of the United States, and in connection therewith to execute and file all requisite papers and documents, including but not limited to, applications, reports, notices, surety bonds, irrevocable consents and appointments of attorneys for service of process; granting to such attorneys-in-fact and agents, and each of them, full power and authority to do and perform each and every act requisite and necessary to be done in connection therewith, as fully as the relevant Registrant and undersigned person might or could do herself, himself or itself or in person, hereby ratifying and confirming all that such attorneys-in-fact and agents or any of them, or their substitute or substitutes, may lawfully do or cause to be done by virtue hereof:

Vanguard Wellington Fund (2-11444)	Vanguard New York Tax-Free Funds (33-2908)
Vanguard Windsor Funds (2-14336)	Vanguard Pennsylvania Tax-Free Funds (33-2907)
Vanguard World Funds (2-17620)	Vanguard New Jersey Tax-Free Funds (33-17351)
Vanguard Explorer Fund (2-27203)	Vanguard Ohio Tax-Free Funds (33-34261)
Vanguard Morgan Growth Fund (2-29601)	Vanguard Convertible Securities Fund (33-4424)
Vanguard Wellesley Income Fund (2-31333)	Vanguard Quantitative Funds (33-8553)
Vanguard Fixed Income Securities Funds (2-47371)	Vanguard Fenway Funds (33-19446)
Vanguard Money Market Funds (2-52698)	Vanguard Malvern Funds (33-23444)
Vanguard Index Funds (2-56846)	Vanguard International Equity Index Funds (33-32548)
Vanguard Municipal Bond Funds (2-57689)	Vanguard Variable Insurance Fund (33-32216)
Vanguard Trustees Equity Funds (2-65955-99)	Vanguard STAR Fund (2-88373)
Vanguard Specialized Funds (2-88116)	Vanguard Whitehall Funds (33-64845)
Vanguard Chester Funds (2-92948)	Vanguard Tax-Managed Funds (33-53683)
Vanguard Florida Tax-Free Fund (33-48783)	Vanguard Scottsdale Funds (333-11763)
Vanguard California Tax-Free Funds (33-1569)	Vanguard Horizon Funds (33-56443)
Vanguard Massachusetts Tax-Exempt Funds (333-63579)	Vanguard Institutional Index Funds (33-34494)
Vanguard Valley Forge Funds (33-48863)	Vanguard Admiral Funds (33-49023)
Vanguard CMT Funds (333-111362)	Vanguard Bond Index Funds (33-6001)
Vanguard Montgomery Funds (333-145624)

     The Principals hereby revoke all powers of attorney which they may have heretofore granted regarding the subject matter hereof.

6

75418

     Each of the undersigned persons has executed this Power of Attorney in the capacity and on the date indicated opposite the name of the undersigned person.

NAME	TITLE	DATE

	Chairman, Chief Executive Officer,	March 25, 2010
F. William McNabb III	and Trustee

	Chief Financial Officer	March 25, 2010
Thomas J. Higgins

March 25, 2010
Emerson U. Fullwood	Trustee

March 25, 2010
Rajiv L. Gupta	Trustee

March 25, 2010
Amy Gutmann	Trustee

March 25, 2010
JoAnn Heffernan Heisen	Trustee

March 25, 2010
F. Joseph Loughrey	Trustee

March 25, 2010
André F. Perold	Trustee

March 25, 2010
Alfred M. Rankin, Jr.	Trustee

March 25, 2010
Peter F. Volanakis	Trustee
The above-listed Directors/Trustees sit on the Board for each Registrant.
7

75418

Vanguard Wellington Fund			Vanguard New York Tax-Free Funds

By____________________________________			By____________________________________
Name: F. William McNabb III			Name: F. William McNabb III
Title:	Chairman, Chief Executive Officer, and		Title:	Chairman, Chief Executive Officer, and
	Trustee			Trustee

Vanguard Windsor Funds			Vanguard Pennsylvania Tax-Free Funds

By____________________________________			By____________________________________
Name: F. William McNabb III			Name: F. William McNabb III
Title:	Chairman, Chief Executive Officer, and		Title:	Chairman, Chief Executive Officer, and
	Trustee			Trustee

Vanguard World Funds			Vanguard New Jersey Tax-Free Funds

By____________________________________			By____________________________________
Name: F. William McNabb III			Name: F. William McNabb III
Title:	Chairman, Chief Executive Officer, and		Title:	Chairman, Chief Executive Officer, and
	Trustee			Trustee

Vanguard Explorer Fund			Vanguard Ohio Tax-Free Funds

By____________________________________			By____________________________________
Name: F. William McNabb III			Name: F. William McNabb III
Title:	Chairman, Chief Executive Officer, and		Title:	Chairman, Chief Executive Officer, and
	Trustee			Trustee

Vanguard Morgan Growth Fund			Vanguard Convertible Securities Fund

By____________________________________			By____________________________________
Name: F. William McNabb III			Name: F. William McNabb III
Title:	Chairman, Chief Executive Officer, and		Title:	Chairman, Chief Executive Officer, and
	Trustee			Trustee

Vanguard Wellesley Income Fund			Vanguard Quantitative Funds

By____________________________________			By____________________________________
Name: F. William McNabb III			Name: F. William McNabb III
Title:	Chairman, Chief Executive Officer, and		Title:	Chairman, Chief Executive Officer, and
	Trustee			Trustee

8

75418

Vanguard Fixed Income Securities Funds			Vanguard Fenway Funds

By____________________________________			By____________________________________
Name: F. William McNabb III			Name: F. William McNabb III
Title:	Chairman, Chief Executive Officer, and		Title:	Chairman, Chief Executive Officer, and
	Trustee			Trustee

Vanguard Money Market Funds			Vanguard Malvern Funds

By____________________________________			By____________________________________
Name: F. William McNabb III			Name: F. William McNabb III
Title:	Chairman, Chief Executive Officer, and		Title:	Chairman, Chief Executive Officer, and
	Trustee			Trustee

Vanguard International Equity Index Funds			Vanguard Index Funds

By____________________________________			By____________________________________
Name: F. William McNabb III			Name: F. William McNabb III
Title:	Chairman, Chief Executive Officer, and		Title:	Chairman, Chief Executive Officer, and
	Trustee			Trustee

Vanguard Variable Insurance Fund			Vanguard Municipal Bond Funds

By____________________________________			By____________________________________
Name: F. William McNabb III			Name: F. William McNabb III
Title:	Chairman, Chief Executive Officer, and		Title:	Chairman, Chief Executive Officer, and
	Trustee			Trustee

Vanguard STAR Fund			Vanguard Trustees Equity Funds

By____________________________________			By____________________________________
Name: F. William McNabb III			Name: F. William McNabb III
Title:	Chairman, Chief Executive Officer, and		Title:	Chairman, Chief Executive Officer, and
	Trustee			Trustee

Vanguard Whitehall Funds			Vanguard CMT Funds

By____________________________________			By____________________________________
Name: F. William McNabb III			Name: F. William McNabb III
Title:	Chairman, Chief Executive Officer, and		Title:	Chairman, Chief Executive Officer, and
	Trustee			Trustee

9

75418

Vanguard Specialized Funds			Vanguard Tax-Managed Funds

By____________________________________			By____________________________________
Name: F. William McNabb III			Name: F. William McNabb III
Title:	Chairman, Chief Executive Officer, and		Title: Chairman, Chief Executive Officer, and
	Trustee		Trustee

Vanguard Chester Funds			Vanguard Scottsdale Funds

By____________________________________			By____________________________________
Name: F. William McNabb III			Name: F. William McNabb III
Title:	Chairman, Chief Executive Officer, and		Title: Chairman, Chief Executive Officer, and
	Trustee		Trustee

Vanguard Florida Tax-Free Fund			Vanguard Horizon Funds

By____________________________________			By____________________________________
Name: F. William McNabb III			Name: F. William McNabb III
Title:	Chairman, Chief Executive Officer, and		Title: Chairman, Chief Executive Officer, and
	Trustee		Trustee

Vanguard California Tax-Free Funds			Vanguard Institutional Index Funds

By____________________________________			By____________________________________
Name: F. William McNabb III			Name: F. William McNabb III
Title:	Chairman, Chief Executive Officer, and		Title: Chairman, Chief Executive Officer, and
	Trustee		Trustee

Vanguard Valley Forge Funds			Vanguard Bond Index Funds

By____________________________________			By____________________________________
Name: F. William McNabb III			Name: F. William McNabb III
Title:	Chairman, Chief Executive Officer, and		Title: Chairman, Chief Executive Officer, and
	Trustee		Trustee

Vanguard Massachusetts Tax-Exempt Funds			Vanguard Admiral Funds

By____________________________________			By____________________________________
Name: F. William McNabb III			Name: F. William McNabb III
Title:	Chairman, Chief Executive Officer, and		Title: Chairman, Chief Executive Officer, and
	Trustee		Trustee

Vanguard Montgomery Funds

By____________________________________
Name: F. William McNabb III
Title:	Chairman, Chief Executive Officer, and
Trustee

10

75418

ACKNOWLEDGMENT

     We, Heidi Stam and Arthur Gabinet, have read the attached power of attorney and are the persons identified as the agents for the Registrants. We hereby acknowledge that in the absence of a specific provision to the contrary in the power of attorney or in 20 Pa.C.S. when we act as agents:

We shall exercise the powers for the benefit of the Registrants.

We shall keep the assets of the Registrants separate from our assets.

We shall exercise reasonable caution and prudence.

     We shall keep a full and accurate record of all actions, receipts, and disbursements on behalf of the Registrants.

Date: March 25, 2010

______________________________
HeidiStam

______________________________
ArthurGabinet

75418

PROPOSED RESOLUTION

APPROVAL OF A POWER OF ATTORNEY

     RESOLVED, that the proposed Power of Attorney, in substantially the form presented to this meeting, constituting and appointing Heidi Stam and Arthur Gabinet (each with full power to act alone) as attorneys-in-fact and agents for (i) each of the Directors, Trustees, principal executive officer and principal financial and accounting officer of the investment companies that are listed in the proposed Power of Attorney (each of such investment companies, a “Vanguard Company”); and (ii) each of the Vanguard Companies, for the purpose of executing and filing for and on behalf of the Vanguard Companies all requisite papers and documents with the U.S. Securities and Exchange Commission and the offices of the securities administrators of the states and similar jurisdictions of the United States to comply with the applicable laws of the United States, any individual state or similar jurisdiction of the United States, is hereby approved and may be executed by each designated Director/Trustee, officer and Vanguard Company.

75418